As filed with the Securities and Exchange	Registration No. 333-133944
Commission on April 9, 2008	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 8	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.		[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3404

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 28, 2008 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

PART A ING USA Annuity and Life Insurance Company Separate Account B of ING USA Annuity and Life Insurance Company Deferred Combination Variable and Fixed Annuity Prospectus

ING ARCHITECT

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April 28 , 2008

This prospectus describes ING Architect, a group and individual deferred combination variable annuity contract
(the “Contract”) offered for sale by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,”
“we,” “us” or “our”) through Separate Account B (the “Separate Account”). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) under the
Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that do not qualify for such treatment
(“non-qualified Contracts”).

The Contract provides a means for you to allocate your premium payments and premium credits in one or more subaccounts, each of which invest in a single investment portfolio. You may also allocate premium payments and premium credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available.
The investment portfolios available under your Contract are listed on the next page.

This Contract has a rider offering the opportunity for a credit on your premium. The Premium Credit rider is available for an additional charge. The charges for a contract with the Premium Credit rider may be higher than a Contract without it, and the amount of the premium credit may be more than offset by the additional charge for the Premium Credit rider.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, meaning the amount after we deduct any premium credits applied under the Premium Credit rider and refund the Contract charges (which may be more or less than the premium payments you paid). Or if required by your state, we refund the original amount of your premium payment. In no event does the Company retain any investment gain associated with a Contract that is free looked. Longer free look periods apply in some states and in certain situations. Your free look rights depend on the laws of the state in which you purchase the Contract.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 28 , 2008 , has been filed with the
Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-
0066, or access the SEC’s website (http://www.sec.gov). When looking for information regarding the Contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-133944. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Allocations to a subaccount investing in a Trust or Fund (investment portfolio) is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

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We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

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The investment portfolios available under your Contract are:

ING Investors Trust
ING AllianceBernstein Mid Cap Growth Portfolio (Class S)
ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio (Class S)
ING Evergreen Health Sciences Portfolio (Class S)
ING FMRSM Diversified Mid Cap Portfolio (Class S)
ING Focus 5 Portfolio (Class S)
ING Franklin Income Portfolio (Class S)
ING Franklin Mutual Shares Portfolio (Class S)
ING Franklin Templeton Founding Strategy Portfolio (Class S)
ING Global Real Estate Portfolio (Class S)
ING Global Resources Portfolio (Class S)
ING Janus Contrarian Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)
ING Julius Baer Foreign Portfolio (Class S)
ING LifeStyle Aggressive Growth Portfolio (Class S)
ING LifeStyle Growth Portfolio (Class S)
ING LifeStyle Moderate Growth Portfolio (Class S)
ING LifeStyle Moderate Portfolio (Class S)
ING Liquid Assets Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)
ING Marsico International Opportunities Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)
ING Multi-Manager International Small Cap Equity Portfolio
(Class S)
ING Oppenheimer Main Street Portfolio (Class S)
ING PIMCO Core Bond Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class S)
ING Templeton Global Growth Portfolio (Class S)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING Van Kampen Capital Growth Portfolio (Class S)
ING Van Kampen Global Franchise Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)

ING Partners, Inc.
ING Baron Small Cap Growth Portfolio (Service Class)
ING Columbia Small Cap Value II Portfolio (Service Class)
ING Davis New York Venture Portfolio (Service Class)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING Oppenheimer Global Portfolio (Service Class)
ING Templeton Foreign Equity Portfolio (Service Class)
ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING Van Kampen Equity and Income Portfolio (Service Class)

ING Variable Funds
ING VP Growth and Income Portfolio (Class S)

ING Variable Portfolios, Inc.
ING BlackRock Global Science and Technology Portfolio
(Class S)
ING International Index Portfolio (Class S)
ING Lehman Brothers U. S. Aggregate Bond Index Portfolio
(Class S)
ING RussellTM Large Cap Index Portfolio (Class S)
ING RussellTM Mid Cap Index Portfolio (Class S)
ING RussellTM Small Cap Index Portfolio (Class S)
ING VP Small Company Portfolio (Class S)
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio (Class S)

ING Variable Products Trust
ING VP MidCap Opportunities Portfolio (Class S)

ING VP Intermediate Bond Portfolio (Class S)

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Portfolio (Class III)

Fidelity Variable Insurance Products
Fidelity VIP Contrafund Portfolio (Service Class 2)

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TABLE OF CONTENTS

Page
INDEX OF SPECIAL TERMS	1
FEES AND EXPENSES	2
CONDENSED FINANCIAL INFORMATION	6
ING USA SEPARATE ACCOUNT B	7
ING USA ANNUITY AND LIFE INSURANCE COMPANY	7
THE TRUSTS AND FUNDS	9
CHARGES AND FEES	10
THE ANNUITY CONTRACT	17
LIVING BENEFIT RIDERS	24
WITHDRAWALS	48
TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)	51
DEATH BENEFIT CHOICES	55
THE ANNUITY OPTIONS	61
OTHER CONTRACT PROVISIONS	64
OTHER INFORMATION	67
FEDERAL TAX CONSIDERATIONS	68
STATEMENT OF ADDITIONAL INFORMATION	79
APPENDIX A – Condensed Financial Information	A1
APPENDIX B – The Investment Portfolios	B1
APPENDIX C – Fixed Account II	C1
APPENDIX D – Surrender Charge for Excess Withdrawals Example	D1
APPENDIX E – Special Funds and Excluded Funds Example	E1
APPENDIX F – Examples of Minimum Guaranteed Income Benefit Calculation	F1
APPENDIX G – ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples	G1
APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing	H1

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APPENDIX I – ING LifePay Plus and ING Joint LifePay Plus	I1
APPENDIX J – ING LifePay and ING Joint LifePay	J1
APPENDIX K – Minimum Guaranteed Withdrawal Benefit	K1

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Notice to Existing Contract Owners

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This prospectus will be delivered to prospective purchasers in connection with sales occurring on and after April 28 , 2008 , as well as to owners having purchased the Contract earlier. The
Contract is sold on a continuous basis. And the prospectus is updated at least annually, including for any changes with the Contract, like the Company: introducing or discontinuing the availability of a rider; liberalizing a benefit or exercising any rights reserved under the Contract or a rider; or
altering administrative procedures. The Company may also make subaccount changes (investment portfolios of the Trusts or Funds available under the Contract). Any change may or may not apply to an existing Contract. The prospectus reflects the status of the Contract (and rider availability)
as of April 28 , 2008 and therefore may contain information that is inapplicable to your
Contract. In the event of any conflict with the prospectus, the terms of your Contract and any riders will control.

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

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Special Term	Page

Accumulation Unit	5
Annuitant	16
Annuity Start Date	16
Cash Surrender Value	21
Claim Date	53
Contract Date	15
Contract Owner	15
Contract Value	21
Contract Year	15
Covered Fund	9
Excluded Fund	9
Fixed Account	24
Fixed Interest Allocation	24
Free Withdrawal Amount	10
Market Value Adjustment	C2
Max 7 Enhanced Death Benefit	56
Net Investment Factor	5
Net Rate of Return	5
Quarterly Ratchet	32
Premium Credit	19
Quarterly Ratchet Enhanced Death Benefit	55
Restricted Fund	8
Rider Date	23
7% Solution Death Benefit Element	56
Special Fund	9
Standard Death Benefit	54

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The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

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Term Used in This Prospectus	Corresponding Term Used in the Contract

Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation	Fixed Allocation
Guaranteed Interest Period	Guarantee Period
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Withdrawals	Partial Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. For more information about the fees and expenses, please see the “Charges and Fees” section later in the prospectus.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses[1]

Surrender Charge[2] :

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a	8%	7%	6%	5%	4%	3%	2%	0
percentage of Premium
Payment withdrawn)

Transfer Charge:						$25 per transfer, currently zero

Premium Tax:						0% to 3.5%

1	If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

2	An optional Surrender Charge Schedule may be available by rider for an additional charge. This optional schedule has identical charges, but the charges are deducted only through your fourth contract year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Separate Account Annual Charges Contract without any of the optional riders that may be available

Annual Contract Administrative Charge[1]

$40

(We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

	Standard	Quarterly	Max 7

	Death Benefit	Ratchet	Enhanced Death

		Enhanced Death	Benefits

		Benefits

Mortality & Expense Risk Charge[2]	1.00%	1.30%	1.55%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total[3]	1.15%	1.45%	1.70%

1	We deduct this charge on each contract anniversary and on surrender.

2	Mortality and Expense Risk Charges for Contracts purchased before January 28, 2008: Standard Death Benefit – 0.85%; Quarterly Ratchet Enhanced Death Benefit – 1.10%; and Max 7 Enhanced Death Benefit – 1.40%. From January 28, 2008 through April 28, 2008, the Mortality and Expense Risk Charge for the Quarterly Ratchet was 1.25%.

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[3]	These charges are as a percentage of average contract value in each subaccount. These annual charges are deducted daily.

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The next tables show the charges for the optional riders currently available with the Contract. These charges would be in addition to the Separate Account Annual Charges noted above. You may add only one of the three living benefit riders, namely: the Minimum Guaranteed Income Benefit; ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit; and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit. For more information about which one may be right for you, please see “Living Benefit Riders.” For more information about the charges for the optional riders, please see “Charges and Fees – Optional Rider Charges.”

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Optional Rider Charges[1]

Optional Surrender Charge Schedule rider:

Current Annual Charge	Maximum Annual Charge

0.45% of contract value	0.90% of contract value

Contract with Standard Surrender Charge Schedule

Current Annual Charge	Maximum Annual Charge

0.55% of contract value	0.57% of contract value

Contract with Optional Surrender Charge Schedule rider

Current Annual Charge	Maximum Annual Charge

0.45% of contract value	0.50% of contract value

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ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[4] :

Current Annual Charge	Maximum Annual Charge

0.75 % of the ING LifePay Plus	1. 30% of the ING LifePay Plus Base
Base

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ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[5] :

Current Annual Charge	Maximum Annual Charge

0.95 % of the ING LifePay Plus	1.50% of the ING LifePay Plus
Base	Base

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1 Optional rider charges are expressed as a percentage, to the nearest hundredth of one percent. The basis for an optional rider charge is sometimes a charge base, benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations (and/or your Fixed Interest Allocations if there is insufficient contract value in the subaccounts).

2 The charge depends on the surrender charge schedule for your Contract, is a percentage of average daily

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Guaranteed Income Benefit rider :

Current Annual Charge	Maximum Annual Charge

0.75% of the MGIB Charge Base	1.50% of the MGIB Charge Base

assets in each subaccount, and is deducted daily. With the standard surrender charge schedule, the charge lasts for your first seven contract years. With the optional surrender charge schedule, the charge lasts for your first four contract years.

3	The charge for this rider is deducted quarterly. For more information about how the MGIB Charge Base is determined, please see “– Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) – Rider Charge.”

4	The ING LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after the contract issue. The charge for this rider can increase upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins , subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the ING LifePay Plus Base and Quarterly Ratchet, please see “Charges and Fees – Optional Rider Charges – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge” and “Living Benefit Riders – ING

LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider – Quarterly Ratchet.”

5	The ING LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The charge for this rider can increase upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the ING LifePay Plus Base and Quarterly Ratchet, please see “Charges and Fees – Optional Rider Charges – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider Charge” and “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider – Quarterly Ratchet.”

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The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees,[1,2] and	0.54%	1.50%
other expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.

These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

2	No Trust or Fund currently charges a redemption fee. For more information about redemption fees, please see “Charges and Fees – Charges Deducted From the Contract Value – Redemption Fees.”

Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the Max 7 Enhanced Death Benefit and the most expensive combination of riders possible. The Example also assumes that your investment has a 5% return each year, and assumes the maximum Trust or Fund fees and expenses. Excluded are premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender or annuitize your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,415	$2,463	$3,402	$5,744
2)	If you do not surrender your contract:
	1 year	3 years	5 years	10 years
	$615	$1,863	$3,002	$5,744

* You cannot annuitize the Contract before the fifth contract anniversary.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract
Provisions – Selling the Contract.”

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Fees Deducted by the Funds
Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Charges and Fees –
Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses”
for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in
“Appendix A — Condensed Financial Information” – for the lowest and highest combination of asset-based charges
The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract. Complete information is available in the SAI.

The Net Investment Factor
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.

2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

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4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The financial statements of the Separate Account and ING USA can be found in the SAI. The financial statements of the Separate Account include information about all contracts offered through the Separate Account. The financial statements of ING USA should only be considered as bearing on the Company’s ability to meet its contractual obligations under the Contracts. ING USA’s financial statements do not bear on the future investment experience of the assets held in the Separate Account.

ING USA SEPARATE ACCOUNT B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on
July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies.
Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account
B exceed the required reserves and other liabilities, we may transfer the excess to our general account. When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contracts, and will keep the
Separate Account fully funded to cover such liabilities.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2,
1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in
The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the
District of Columbia. Although we are a subsidiary of ING, ING is not responsible for the obligations under the
Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance
Company.

Lion Connecticut is the holding company for Directed Services LLC, the investment manager of the ING Investors
Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING
Investment Management Co., portfolio managers of the ING Investors Trust, and the investment managers of the
ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

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Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters
As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters.
Federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-
competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S.
affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental

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and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

You will find more detailed information about the Trusts and Funds currently available under your Contract in Appendix B — The Investment Portfolios. A prospectus containing more complete information on each
Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a
Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle
Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any
other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds
We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a
Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g.
premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted
Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate pro-rata the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the ING Liquid Assets Portfolio), unless you instruct us otherwise.

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We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. If the total amount of your requested transfer exceeds the applicable limits, we will inform your financial representative or you that we will not process any part of the transfer and that new instructions will be required. We will not limit transfers from Restricted Funds.
If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments (Excessive Trading Policy)” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds
For purposes of determining death benefits and benefits under the living benefit riders, we assign the investment options to one of three categories of funds. The categories are:

1)	Covered Funds;
2)	Special Funds; and
3)	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded
Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. For more information about these categories of funds with a death benefit, please see “Death Benefit Choices – Death Benefit During the Accumulation Phase” and
Appendix E for examples. These categories of funds also apply to the Minimum Guaranteed Income Benefit rider.
Please see “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” for more information.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the
Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a
Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. We expect to profit from the charges, including the mortality and expense risk charge and rider and benefit charges, and we may use the proceeds to finance the distribution of Contracts.

Charge Deduction Subaccount
You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently, we use the ING Liquid Assets Portfolio for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to our
Customer Service Center in a form satisfactory to us.

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Charges Deducted from the Contract Value
We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract, or if you take a withdrawal in excess of the Free Withdrawal Amount, during either the four or seven year period from the date we receive and accept a premium payment. The Contract has a standard surrender charge schedule, which lasts seven years, and an optional, four-year surrender charge schedule may be available by rider, for an additional charge (see below for more information about the charge). With the optional surrender charge schedule, you may only add the rider to your Contract at the time of issue.

We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Standard Surrender Charge Schedule:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a	8%	7%	6%	5%	4%	3%	2%	0
percentage of Premium
Payment withdrawn)

Optional Surrender Charge Schedule:

Complete Years Elapsed	0	1	2	3	4+
Since Premium Payment
Surrender Charge (as a	8%	7%	6%	5%	0
percentage of Premium
Payment withdrawn)

Waiver of Surrender Charge for Extended Medical Care or Terminal Illness. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount in any contract year is 10% of your contract value, including any premium credits, on the date of the withdrawal less any prior withdrawals during that contract year.
The Free Withdrawal Amount does not constitute a withdrawal of premiums.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax
Code. We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. If any single withdrawal or sum of withdrawals exceeds the Free
Withdrawal Amount, then you will incur a surrender charge on the excess portion, no matter that the withdrawal is a regular withdrawal or a systematic withdrawal. Premium taxes may also apply. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the

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excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and
Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C for more information.

For the purpose of calculating the surrender charge for an excess withdrawal: (i) we treat premiums as being withdrawn on a first-in, first-out basis; and (ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in
Appendix D. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence.
These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or from the MGIB Charge Base, if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states, we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is
$100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest
Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each funds’ prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the
Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses.
The death benefit risk is that actual mortality rates in the aggregate may exceed expected mortality rates. The annuitization risk is that actual mortality rates may be lower than expected mortality rates. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

	Quarterly Ratchet	Max 7

Standard	Enhanced	Enhanced

Death Benefit	Death Benefit	Death Benefit

Annual Charge	Annual Charge	Annual Charge
1.00%	1.30%	1.55%

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Mortality and Expense Risk Charges for Contracts purchased before January 28, 2008: Standard Death Benefit –
0.85%; Quarterly Ratchet Enhanced Death Benefit – 1.10%; and Max 7 Enhanced Death Benefit – 1.40%. From
January 28, 2008 through April 28, 2008, the Mortality and Expense Risk Charge for the Quarterly Ratchet was
1.25%.

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge on each business day at the rate of 0.0004% of average daily assets based on the assets you have in each
subaccount.The asset-based administrative charge compensates us for the expenses incurred with administering the Contract.

Optional Rider Charges. Some features and benefits of the Contract are available by rider for an additional charge. Availability is subject to state approval and sometimes broker/dealer approval.
Once elected, a rider cannot be canceled independently of the Contract.
Below is information about the charge for a rider. Riders are expressed as a percentage, rounded to the nearest hundredth of one percent. Riders are subject to conditions and limitations. For more information about how the
Premium Credit rider works, including the conditions and limitations, please see “The Annuity Contract – Additional
Credit to Premium.” For more information about how each of the living benefit riders works, including the defined terms used in connection with the riders, as well as the conditions and limitations, please see “Living Benefit
Riders.”

Optional Surrender Charge Schedule Rider Charge. The maximum annual charge for the Optional
Surrender Charge Schedule rider is 0.90% . Currently, the charge is 0.45% annually, which charge is deducted quarterly, at the rate of 0.12%, from the subaccounts in which you are invested based on the contract date (contract year versus calendar year). The charge lasts for your first four contract years. We deduct the charge in arrears, meaning the first charge is deducted at the end of the first quarter from the contract date. If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a
Market Value Adjustment may apply. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest
Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the
Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

Premium Credit Rider Charge. The charge for the Premium Credit rider depends on the surrender charge schedule for your Contract.

With the standard surrender charge schedule, the maximum annual charge is 0.57% . Currently, the charge is 0.55%
annually, which charge is deducted at the end of each business day from the subaccounts in which you are invested and any Fixed Interest Allocations. We reflect the charge, or portion of the charge, with any Fixed Interest
Allocation by correspondingly reducing the interest that otherwise would be credited, resulting in the interest credited being less than that at the guaranteed rate for the guaranteed interest period. For more information about the Fixed Interest Allocation, please see Appendix C. The charge lasts for your first seven contract years.

With the Optional Surrender Charge Schedule rider, the maximum annual charge for the Premium Credit rider is
0.50%, currently 0.45% annually, lasting your first four contract years.

We reserve the right to change the charges for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change. The cost of providing the Premium Credit rider is generally covered by the Premium Credit rider charge, the deduction schedule for forfeiture of the premium credit on return of the Contract during the free look period, surrender or withdrawals, and death, and, to some degree, by the mortality and expense risk charge. We expect to make a profit on those Contracts under which the Premium Credit rider is elected.

Minimum Guaranteed Income Benefit (MGIB) Rider Charge. The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:

Maximum Annual Charge

Current Annual Charge

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1.50%	0.75%

We deduct the quarterly charge in arrears from the subaccounts in which you are invested based on the contract date
(contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. The charge is deducted even if you decide never to exercise your right to annuitize under this rider. For more information about how this rider works, including how the MGIB Charge Base is determined, please see “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider).”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed
Interest Allocation, including the Market Value Adjustment, please see Appendix C.

We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge. The
charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

1.30%	0.75%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the
Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic
Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon a Quarterly Ratchet once the Lifetime
Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit
(“ING LifePay Plus”) Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed
Interest Allocation, including the Market Value Adjustment, please see Appendix C.

Please Note: For Contracts issued on and after August 20, 2007 through April 28, 2008 with the ING LifePay Plus rider, please see Appendix I for more information.

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider
Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

1.50%	0.95%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first

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quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the
Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic
Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING Joint LifePay Plus rider upon a Quarterly Ratchet once the Lifetime
Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal
Benefit (“ING Joint LifePay Plus”) Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed
Interest Allocation, including the Market Value Adjustment, please see Appendix C.

Please Note: For Contracts issued on and after August 20, 2007 through April 28, 2008 with the ING Joint LifePay
Plus rider, please see Appendix I for more information.

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed
Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate;
and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and

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  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2007, that ranking would be as follows:

· Fidelity Variable Insurance Product Portfolios

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

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THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The
Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and
Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C for more information on the Fixed
Account. If you have any questions concerning this Contract, contact your registered representative or call our
Customer Service Center at 1-800-366-0066.

Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner
You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. If the owner is a non-natural owner, the death benefit is payable upon the death of the annuitant. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary.
This will override any previous beneficiary designation. See “Joint Owner” below.

Joint Owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.
Joint owners may independently exercise transfers
and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners.
Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the
Standard Death Benefit option.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. Adding a joint owner to the Contract post issue with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit will cause that death benefit to end.
If the older joint owner is attained age 85 or under, the Standard
Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore either the
Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. Unless otherwise specified, the term
“age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the

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annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect except as described below.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the annuitant’s age for non-natural owners). The new owner’s death will determine when a death benefit is payable (the annuitant’s death for non-natural owners).

If you have elected the Standard Death Benefit, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For either the Quarterly Ratchet Enhanced
Death Benefit or Max 7 Enhanced Death Benefit
, the minimum guaranteed death benefit will continue if the owner is age 75 or under on the date of the ownership change. For Contracts issued before April 28, 2008, the age is 79.
The Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit will end and the death benefit will become the Standard Death Benefit, however, whenever the new owner is age 76 to 85. For Contracts issued before April 28, 2008, the ages are 80 to 85. Then all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. Attained age is the age of the owner at the time the contract is issued plus the number of full years elapsed since the contract date.
The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.

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An ownership change may cause a living benefit rider to terminate. Such depends on the rider and whether spousal continuation is allowed. For more information about an ownership change with the MGIB rider, please see “Living
Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).” For more information with the ING LifePay Plus rider, please see “Living Benefit Riders – ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider..And for more information with the ING Joint
LifePay Plus rider, please see “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal
Benefit (“ING Joint LifePay Plus”) Rider.”

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract
We will issue a Contract with the Standard Death Benefit SO LONG AS both the annuitant and the contract owner are age 80 or younger at the time of application. We will issue a Contract with either the Quarterly Ratchet
Enhanced Death Benefit or Max 7 Enhanced Death Benefit SO LONG AS both the annuitant and the contract owner are age 79 or younger at the time of application AND you purchase the ING LifePay Plus rider or ING Joint LifePay
Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age is 75 for a Contract with the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced
Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly
Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 86th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost,

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the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” and “Charges and Fees” in this prospectus. If you are considering an
Enhanced Death Benefit Option and your contract will be an IRA, see “Federal Tax Considerations
- Tax Consequences of Living Benefits and
Death Benefit” in this prospectus. If this Contract is issued as an IRA, no contributions may be made for the taxable year in which you attain age 70½. This Contract is not available as a SIMPLE IRA under Section 408(p) of the Tax
Code.

Crediting of Premium Payments
We will process your initial premium within 2 business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-
interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment and premium credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each

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subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the
Fixed Account be allocated to a subaccount specially designated by the Company (currently, the ING Liquid Assets
Portfolio) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected.
The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.
Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Additional Credit to Premium
At the time of application, you may elect the Premium Credit rider. If elected, a credit will be added to your
Contract equal to a percentage of all premium payments received during the first contract year (“premium credit”).
If you have elected to retain the standard surrender charge schedule, the premium credit equals 4% of the first contract year premium payments and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your allocation of the applicable premium in each investment portfolio. If you have elected the Optional Surrender Charge Schedule rider, the premium credit equals 2% of the first contract year premium payments and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your allocation of the applicable premium in each investment portfolio.

Currently, the Premium Credit rider is available only if elected at the time of application prior to issuance of the
Contract and is irrevocable. However, we reserve the right to make the Premium Credit rider available to inforce contract owners. We may increase, decrease or discontinue the premium credit at our discretion.

There is a separate charge for the Premium Credit rider which is a daily asset-based charge deducted from your
Contract value. Please see the “Charges and Fees” section for a description of this charge.

The premium credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In certain circumstances, we deduct part or all of previously applied premium credits from the amount we pay to you or your beneficiary. If you return your Contract within the free look period, we will deduct all premium credits from the refund amount. If a death benefit becomes payable, we will deduct any premium credits added to your Contract since or within 12 months of the date of death. If you surrender your Contract or take a withdrawal, we will deduct a portion of the premium credit added to your contract value based on the percentage of first year premium withdrawn and the contract year of surrender or withdrawal in accordance with the following table:

Premium Credit Deduction With Standard Surrender Charge Schedule

Contract Year of	Percentage of Premium Credit

Surrender or	Deducted (based on percentage of

Withdrawal	first year premium withdrawn)

Years 1-2	100%
Years 3-4	75%
Years 5-6	50%
Year 7	25%
Years 8+	0%

Premium Credit Deduction With Optional Surrender Charge Schedule

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Contract Year of	Percentage of Premium Credit

Surrender or	Deducted (based on percentage of

Withdrawal	first year premium withdrawn)

Year 1	100%
Year 2	75%
Year 3	50%
Year 4	25%
Years 5+	0%

Because free withdrawal amounts are not considered withdrawals of premium, the associated premium credits will not be deducted when withdrawals do not exceed the free withdrawal amount. Please note the deduction of the premium credit will still be taken if the surrender charges have been waived for extended medical care or terminal illness. If we deduct a premium credit from any amount we pay to you, we will deduct the full dollar amount of the premium credit deducted. You will retain any gains, and you will also bear any losses, that are attributable to the premium credit we deduct.

There may be circumstances under which the Contract owner may be worse off from having received a premium credit. For example, this could occur if the contract owner returns the Contract during the applicable free look period. Upon a free look, we deduct the premium credit that had been credited. If the state law provides that contract value is returned on a free look, and if the performance of the applicable subaccounts has been negative during that period, we will return the contract value less the premium credit.
Negative performance associated with the premium credit at any time will reduce the contract value more than if the premium credit had not been applied. In addition, the expenses for a Contract with the Premium
Credit rider may be higher than for Contracts without the Premium Credit rider. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of
(i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments and premium credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such transfer or withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added premium credit designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest
Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period. In such a case, the portion of your initial premium and added premium credit not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the ING Liquid Assets Portfolio).

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On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.

2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

3)	We add (1) and (2).

4)	We add to (3) any additional premium payments and premium credits, and then add or subtract any transfers to or from that subaccount.

5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to
Fixed Interest Allocations and any Market Value Adjustment. See Appendix C
for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, any redemption fees, the annual contract administrative fee (unless waived), any optional benefit rider charge, any premium credit deduction and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid Assets Portfolio) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract, compliance with regulatory requirements and subject to SEC approval.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

Subject to SEC approval, we reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate
Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii)
operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate

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account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

Fixed Interest Allocation (The Fixed Account )
The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed
Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information. To obtain a copy of the Fixed Account II prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa
50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract, so please see
yourContract, any endorsements and riders for the details.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative. Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available. Please talk to your registered representative for further details.

LIVING BENEFIT RIDERS

Some features and benefits of the Contract, if available, are available by rider for an additional charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for
information on rider charges.

The optional riders may not be available for all investors. Please check your application for the Contract to be sure. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders. Our Customer Service Center may be able to answer your questions. The telephone number is (800) 366-0066.

The Contract has three living benefit riders offering protection against the investment risks with your Contract:

  The Minimum Guaranteed Income Benefit rider, which you may wish to purchase if you are concerned about having a minimum amount of income in annuitizing your Contract;
  The ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are concerned that you may outlive your income; and
  The ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are married and concerned that you and your spouse may outlive your income.

These living benefit riders are described further below. You may only add one living benefit rider to your Contract.
We do, however, reserve the right to allow the purchase of more than one living benefit rider in the future. You should not purchase the ING LifePay Plus rider with multiple owners, unless the owners are spouses. More

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information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the appendices.

Minimum Guaranteed Income Benefit Rider (the “MGIB rider”). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay and any premium credits you receive, if applicable, during the first five contract years after you purchase the rider, the premium credits we add, the amount of contract value you allocate or transfer to Special Funds (as defined below) or Excluded Funds (as defined below), the MGIB Rate (as defined below), the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the
MGIB rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the benefit under the MGIB rider.

Purchase. To purchase the MGIB rider, you must be age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Before April 28, 2008, the maximum age was 79.
Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this MGIB rider first became available in your state, the Company may, in its discretion, allow purchase of the
MGIB rider during the 30-day period preceding the first contract anniversary after the date the MGIB rider is available in your state. There is a ten-year waiting period before you can annuitize under the MGIB rider.

Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase the MGIB rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the MGIB rider is intended to be available to you while you are living and while your Contract is in the accumulation phase.
The MGIB rider automatically terminates if:

  you annuitize, surrender or otherwise terminate your Contract during the accumulation phase;
  you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract;
  the contract value is insufficient to pay the charge for the MGIB rider; or
  there is a change in contract ownership (other than a spousal beneficiary continuation upon your death).

Rider Charge. The current charge we deduct under the MGIB rider is 0.75% annually of the MGIB Charge Base. The MGIB Charge Base is the greater of (1) and (2) below, where:

1)	Is the lesser of the Maximum MGIB Rollup Base and the sum of (a), (b), and (c) where:

	(a)	is the MGIB Rollup Base for Covered Funds;

	(b)	is the MGIB Rollup Base for Special Funds (as defined below); and

	(c)	is the MGIB Rollup Base for Excluded Funds; and

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2)	Is the sum of (a) and (b) where:

	(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds; and

	(b)	is the MGIB Ratchet Base for Excluded Funds.

For definitions of the Maximum MGIB Rollup Base, the MGIB Rollup Base for Covered Funds, the MGIB Rollup
Base for Special Funds, the MGIB Rollup Base for Excluded Funds, the MGIB Ratchet Base for Covered Funds and
Special Funds, and the MGIB Ratchet Base for Excluded Funds, see the “Calculation of the MGIB Rollup Bases”
and “Calculation of the MGIB Ratchet Bases” below.

Fund Categories. The MGIB Benefit Base (as defined below) is tracked separately for Covered Funds, Special
Funds and Excluded Funds. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base:

  ING Liquid Assets Portfolio; and
  Fixed Interest Allocation.

Please note that the ProFunds VP Rising Rates Opportunity Portfolio is a
Special Fund, but closed to new allocations, effective April 30, 2007.

No investment options are currently designated as Excluded Funds. Covered Funds are any investment options not designated as Special Funds or Excluded Funds. These fund categories apply to all calculations under the MGIB rider. Please see “The Trust and Funds — Covered Funds and Special Funds.”

Fixed Allocation Funds Automatic Rebalancing. In order to mitigate the insurance risk inherent in our guarantee to provide you a guaranteed minimum amount of annuity income if you annuitize on the MGIB date,
(subject to the terms and restrictions of the MGIB rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that a proportion of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

If the contract value in the Fixed Allocation Funds (as defined below) is less than a percentage of the total contract value allocated to the Fixed Allocation Funds and Other Funds (as defined below) on any MGIB Rebalancing Date
(as defined below), we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and
Other Funds so that the appropriate percentage of this amount is allocated to the Fixed Allocation Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your Contract. Currently, the minimum Fixed Allocation Fund percentage is zero. Accepted Funds are excluded from this rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Currently, the Accepted Funds are:

  ING American Funds Asset Allocation Portfolio;
  ING Franklin Templeton Founding Strategy Portfolio;

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
·	ING LifeStyle Growth Portfolio;
·	ING LifeStyle Moderate Growth Portfolio;
·	ING LifeStyle Moderate Portfolio;
·	ING Liquid Assets Portfolio;
·	ING MFS Total Return Portfolio;
·	ING T. Rowe Price Capital Appreciation Portfolio;
·	ING Van Kampen Equity and Income Portfolio;
·	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio;
·	BlackRock Global Allocation V.I. Portfolio; and
·	Fixed Interest Allocation.


We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such investment portfolios after the date of the change.


Currently, the Fixed Allocation Funds are:

·	The American Funds Bond Portfolio;
·	ING Lehman Brothers U.S. Aggregate Bond Index;
·	ING PIMCO Core Bond Portfolio; and
·	ING VP Intermediate Bond Portfolio.


You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING VP
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

If the MGIB rider is not continued under the spousal continuation right, when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a
Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract any allocation of contract value to the Fixed Allocation Funds will be considered a
Covered Fund while the rider is in effect.

All investment portfolios available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are
considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.
However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment portfolio restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of
Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in it. By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your contract value reallocated in this manner.

If the version of the MGIB rider described in this section is not available in your state, you may receive a version of the MGIB rider that does not contain a Fixed Allocation Funds Automatic Rebalancing requirement.

MGIB Benefit Base. The MGIB Benefit Base (as defined below) is only a calculation used to determine the
MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders

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

27

will not increase the MGIB Benefit Base or Maximum MGIB Rollup Base (as defined below). On the MGIB Date, your MGIB Benefit Base is the greater of (1) and (2), where:

1)	Is the lesser of the Maximum MGIB Rollup Base (as defined below) and the sum of (a), (b), and (c) where:

	(a)	is the MGIB Rollup Base for Covered Funds;

	(b)	is the MGIB Rollup Base for Special Funds; and

	(c)	is the contract value allocated to Excluded Funds; and

2)	Is the sum of (a) and (b) where:

	(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds (as defined below); and

	(b)	is the contract value allocated to Excluded Funds.

The MGIB Benefit Base calculation differs from the MGIB Charge Base calculation because it uses the contract value allocated to Excluded Funds rather than the MGIB Ratchet Base and MGIB Rollup Base allocated to Excluded
Funds. This means that the amount on which you pay charges for the MGIB rider may be higher than the amount used to calculate your benefit under the MGIB rider.

Calculation of MGIB Rollup Bases. The Maximum MGIB Rollup Base is 250% of eligible premiums and premium credits adjusted pro-rata for withdrawals. This means that the Maximum MGIB Rollup Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB
Rollup Base is not allocated by fund category. If the version of the MGIB rider described in this section is not available in your state, you may receive a version of the MGIB rider that defines the Maximum MGIB Rollup Base as 300% of eligible premiums adjusted pro-rata for withdrawals.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for premium credit deduction, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup
Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for premium credit deductions, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup
Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for premium credit deductions, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup
Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter. The MGIB Rollup Base allocated to
Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB
Rollup Base used to determine benefits.

Eligible premiums are those premiums and related premium credits, if applicable, added more than five years before the earliest MGIB Date. This means that, generally, premiums and related premium credits, if applicable, must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Bases.

The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

Withdrawals reduce each MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup

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Base for each fund category (i.e. Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal (including premium credit deduction, surrender charge and market value adjustment). This means that the MGIB Rollup Base for Covered Funds, the MGIB Rollup
Base for Special Funds or the MGIB Rollup Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded
Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal
(including premium credit deduction, surrender charge and market value adjustment), the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds, Special Funds and Excluded Funds, net transfers from a fund category will reduce the applicable MGIB Rollup Base for that fund on a pro-rata basis. This means a reduction by the same percentage as the transfer bears to the contract value in the fund category. For example, if the contract value in Covered Funds is $1000 and the transfer from Covered Funds to Excluded Funds is $250, then the contract value in Covered Funds is reduced by 25%. In a case where the MGIB Rollup Base for Covered Funds is $1200, the
MGIB Rollup Base for Covered Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or
$250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Rollup
Base for Covered Funds, or $300.

In a case where the MGIB Rollup Base for Covered Funds is greater than the contract value in Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Rollup Base for
Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Rollup Base for Excluded Funds on a pro-rata basis.
But, the resulting increase in the MGIB Rollup Base for Covered Funds or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The
MGIB Charge Base calculation is instead based on the MGIB Rollup Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

Calculation of MGIB Ratchet Bases. The MGIB Ratchet Base for Covered Funds and Special Funds equals:

1)	on the rider date, eligible premiums plus premium credits or the contract value (if the rider is added after the contract date,) allocated to Covered Funds and Special Funds.

2)	on each “quarterly anniversary date” prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

(a) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

(b) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

3)	at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the corresponding MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

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The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to
Excluded Funds. The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and
MGIB rider charges. It is not included in the MGIB Ratchet Base used to determine benefits.

Eligible premiums are those premiums and related premium credits, if applicable, added more than five years before the earliest MGIB Date. This means that, generally, premiums and related premium credits, if applicable, must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are not added to the MGIB Ratchet Bases, but would be added to your contract value.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May
12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month.
If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

Withdrawals reduce each MGIB Ratchet Base on a pro-rata basis. The percentage reduction in the MGIB Ratchet
Base for each fund category (i.e. Covered Funds and Special Funds or Excluded Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal (including premium credit deduction, surrender charges and market value adjustment). This means that the MGIB Ratchet Base for Covered Funds and
Special Funds or the MGIB Ratchet Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal (including premium credit deduction, surrender charges and market value adjustment) reduces the contract value allocated to Covered Funds and Special Funds or Excluded Funds. For example, if the contract value in Covered Funds and Special Funds is reduced by 25% as the result of a withdrawal (including premium credit deduction, surrender charges and market value adjustment), the MGIB Ratchet Base for Covered Funds and
Special Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds or Special Funds and Excluded Funds net transfers will reduce the MGIB Ratchet Base for Covered Funds and Special Funds on a pro-rata basis. This means a reduction by the same percentage as the transfer bears to the contract value in Covered Funds and Special Funds. For example, if the contract value in Covered Funds and Special Funds is $1000 and a transfer from Covered Funds or Special Funds to
Excluded Funds is $250, then the contract value in Covered Funds and Special Funds is reduced by 25%. In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is $1200, the MGIB Ratchet Base for Covered
Funds and Special Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Ratchet Base for Excluded Funds is increased by the reduction in the MGIB Ratchet Base for
Covered Funds and Special Funds, or $300.

In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is greater than the contract value in
Covered Funds and Special Funds, a transfer from Covered Funds and Special Funds will result in the MGIB
Ratchet Base for Covered Funds and Special Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Ratchet Base for Covered Funds and Special Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Ratchet Base for Excluded Funds on a pro-rata basis.
But, the resulting increase in the MGIB Ratchet Base for Covered Funds and Special Funds will equal the lesser of the contract value transferred and the reduction in the MGIB Ratchet Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded
Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Ratchet Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

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MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary occurring at least 10 years after the date when you decide to exercise your right to annuitize under the MGIB rider.

MGIB Annuity Income. Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed income factors or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)	your annuity income based on your contract value on the MGIB Date adjusted for any market value adjustment (see Appendix C ) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2)	your annuity income based on your contract value on the MGIB Date adjusted for any market value adjustment (see Appendix C ) applied to the then-current income factors in effect for the annuity option you selected; or

3)	the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium credit deductions, surrender charge, premium tax recovery and market value adjustment (see Appendix C ) that would otherwise apply at annuitization.

MGIB Income Factors. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed income factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the MGIB rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base is sufficiently in excess of the contract value to offset the additional conservatism reflected in the MGIB rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB
Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider. Please see Appendix F — “Examples of Minimum Guaranteed Income Benefit Calculation.”

MGIB Annuity Options. Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of any contract anniversary that occurs at least ten years after the MGIB rider date. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.
The following are the MGIB annuity options available under the MGIB rider:

1)	Income for life (single life or joint life with 100% survivor) and 10-20 year fixed period.

2)	Income for 20-30 year fixed period.

3)	Any other annuity option offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB rider. This option may only be exercised in the 30 day period prior to a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit
Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The

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contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB
Benefit Base does not affect your right to annuitize remaining value under the Contract without regard to the MGIB rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and MGIB rider values. This means the contract and MGIB rider values will be adjusted on a pro-rata basis. See “Calculation of MGIB Rollup Bases” and “Calculation of MGIB Ratchet Bases” above. Surrender charges will apply to amounts applied to partial annuitization.

Please note that if you elect partial annuitization, annuity payments received will be treated as withdrawals by us. Please consult your tax adviser before making this election, as the Tax Code is unclear on the taxation of partial annuitization.

Notification. On or before 30 days prior to each possible MGIB Date, we will provide you with a notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

Change of Owner and Annuitant. The MGIB rider will terminate upon a change of ownership unless the change is due to spousal continuation at the time of the owner’s death. Once you purchase the MGIB rider, the annuitant may not be changed except when an annuitant who is not a contract owner dies prior to annuitization. In such a case, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit
Base is unaffected and continues to accumulate.

Death of Owner. The MGIB rider and the MGIB rider charges automatically terminate if you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of the annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factors.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the
MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your
Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Please Note: For Contracts issued on and after August 20, 2007 through April 28, 2008 with the ING LifePay Plus rider, please see Appendix I for more information.

Eligibility. Beginning on and after April 28, 2008, you may purchase the ING LifePay Plus rider. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The ING
LifePay Plus rider is subject to broker/dealer availability. Please note that the ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in
“Investment Option Restrictions,” below.

Contracts issued on and after September 12, 2006 are eligible for the ING LifePay Plus rider,

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subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the ING LifePay or ING LifePay Plus rider, then you may be eligible to elect this version of the ING LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Rider Effective Date. The rider effective date is the date that coverage under the ING LifePay Plus rider begins. If you purchase the ING LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.
The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple
Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The ING LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the ING LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING
LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING
LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the annuitant’s death. The ING LifePay Plus Base is eligible for Quarterly Ratchets and 7%
Compounding Step-Ups, and subject to adjustment for any Excess Withdrawals. The ING LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The
ING LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING LifePay
Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or After the Contract date – equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits). We refer to the ING LifePay Plus Base as the MGWB Base in the ING LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say for example the current Contract value is $90,000 on a Contract with the ING LifePay Plus rider in the

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Lifetime Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is
$5,000. Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the ING LifePay
Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the
Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value
Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual
Withdrawal to be recalculated. See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an
Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING LifePay
Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Quarterly Ratchet. The ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date) – to equal the greater of: The current ING LifePay Plus
Base; or The current Contract value (excluding any premium credits applied during the preceding 36 months).
We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING LifePay
Plus rider upon a Quarterly Ratchet. You will never pay more than new issues of the ING LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Quarterly Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Quarterly Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum
Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Quarterly Ratchet.

7% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: The current ING LifePay Plus Base; The current Contract value
(excluding any premium credits applied during the preceding 36 months); and The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 7% Compounding Step-Up.

Please note that there are no partial 7% Compounding Step-Ups. The 7% Compounding Step-Up is not pro-
rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 7% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING
LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the
Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up.
Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal

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(except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½. On this date, the ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Base or the current
Contract value (excluding any premium credits applied during the preceding 36 months). The Lifetime Withdrawal
Phase will continue until the earliest of:

1)	the date annuity payments begin (see “The Annuity Options”);

2)	reduction of the Contract value to zero by an Excess Withdrawal;

3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)	surrender of the Contract; or

5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual
Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum
Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages

5%	59½ to 69

6%	70 to 79

7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon a Quarterly Ratchet or 7% Compounding Step-Up. Also, the Maximum Annual
Withdrawal Percentage can increase with a Quarterly Ratchet as the annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay Plus Base, then before the
Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months). The greater the ING LifePay
Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the ING LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual
Withdrawal. For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual
Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the
Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual
Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the
Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See Appendix G, Illustration 3 for an example.

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Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum
Annual Withdrawal to be recalculated. See Appendix G, Illustration 5 for an example of the consequences of an
Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum
Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Quarterly Ratchets or upon spousal continuation of the ING
LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The ING LifePay Plus rider enters Lifetime Automatic Periodic
Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the
ING LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime
Automatic Periodic Benefit Status: The Contract will provide no further benefits (including death benefits) other than as provided under the ING LifePay Plus rider; No further premium payments will be accepted; and Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit
Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic
Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½. During this time, the ING LifePay Plus rider’s death benefit remains payable upon the annuitant’s death. Also, the ING LifePay
Plus Base remains eligible for the 7% Compounding Step-Ups. Once the ING LifePay Plus rider enters the Lifetime
Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable
Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the ING LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See
“Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

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

Accepted Funds. Currently, the Accepted Funds are:

·	ING American Funds Asset Allocation Portfolio;
·	ING Franklin Templeton Founding Strategy Portfolio;
·	ING LifeStyle Growth Portfolio;
·	ING LifeStyle Moderate Growth Portfolio;
·	ING LifeStyle Moderate Portfolio;
·	ING Liquid Assets Portfolio;
·	ING MFS Total Return Portfolio;
·	ING T. Rowe Price Capital Appreciation Portfolio;
·	ING Van Kampen Equity and Income Portfolio;
·	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio;
·	BlackRock Global Allocation V.I. Portfolio; and
·	Fixed Interest Allocation.


No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds:

·	ING American Funds Bond Portfolio;
·	ING Lehman Brothers U.S. Aggregate Bond Index Portfolio;
·	ING PIMCO Core Bond Portfolio; and
·	ING VP Intermediate Bond Portfolio.


You may allocate your contract value to one or more of the Fixed Allocation Funds. We consider the ING VP
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation
Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any ING
LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.


Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H –
Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds
Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

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37

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of
Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charges pro-rated) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-
natural owner. Also, an ING LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

ING LifePay Plus Death Benefit Base. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus Death Benefit Base is first calculated when you purchase the ING LifePay Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); Or after the Contract date – equal to the Contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums
(excluding any premium credits applied during the preceding 36 months) and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “ING LifePay Plus Base - Withdrawals
and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the ING LifePay Plus rider. Please note that the ING LifePay Plus Death Benefit Base is not eligible to participate in Quarterly Ratchets or 7%
Compounding Step-Ups.

In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death
Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death. Upon the annuitant’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death
Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner. At that time, the ING LifePay
Plus Base is recalculated to equal the Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the ING LifePay Plus
Base is recalculated to equal the greater of: The Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and The last calculated ING LifePay Plus
Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING LifePay Plus rider for a Contract subject to the Required Minimum
Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are

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counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual
Withdrawal has been exceeded.

Please note, if the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING
LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the ING LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the ING Joint LifePay Plus rider, spousal continuation of the ING LifePay Plus rider would likely
NOT take effect at the same time as the Contract is continued. As noted above, the ING LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the ING LifePay Plus rider, you might instead want to purchase the ING Joint LifePay
Plus rider.

Change of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charge pro-rated)
upon an ownership change or change of annuitant, except for:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and
9)	change of owner pursuant to a court order.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING LifePay Plus rider would not subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix G for examples.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus
Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The
ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Please Note: For Contracts issued on and after August 20, 2007 through April 28, 2008 with the ING Joint LifePay
Plus rider, please see Appendix I for more information.

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Eligibility. Beginning on and after April 28, 2008, you may purchase the ING Joint LifePay Plus rider. The
ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase
(spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below. The maximum issue age is 80. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The ING Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the ING
Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after September 12, 2006 are eligible for the ING Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the ING Joint LifePay or ING Joint LifePay Plus rider, then you may be eligible to elect this version of the ING Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Owner, Annuitant and Beneficiary Designations. For nonqualified contracts: Joint owners must be spouses, and one of the owners the annuitant; and For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified contract. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. In no event are joint annuitants allowed. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the ING Joint LifePay Plus rider begins. If you purchase the ING Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the ING Joint LifePay Plus rider. There must be two Active Spouses when you purchase the ING Joint
LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider, including continuing the ING Joint
LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

1)	for nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;

2)	for nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or

3)	the spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners.
However, all charges for the ING Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or

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owner changes on the ING Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you: a)
cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The ING Joint
LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the ING Joint LifePay
Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the ING Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the last Active Spouse’s death. The ING LifePay Plus Base is eligible for Quarterly Ratchets and 7%
Compounding Step-Ups, and subject to adjustment for any Excess Withdrawals. The ING Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax
Code that would otherwise be Excess Withdrawals. The ING Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING Joint LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING Joint
LifePay Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or After the Contract date – equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits). We refer to the ING LifePay Plus Base as the MGWB Base in the ING Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say for example the current Contract value is $90,000 on a Contract with the ING Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual
Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the
ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well)
since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

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An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, Market Value
Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual
Withdrawal to be recalculated. See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an
Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING Joint
LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Quarterly Ratchet. The ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date) – to equal the greater of: The current ING LifePay Plus
Base; or The current Contract value (excluding any premium credits applied during the preceding 36 months).
We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING Joint
LifePay Plus rider upon a Quarterly Ratchet. You will never pay more than new issues of the ING Joint LifePay
Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Quarterly Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Quarterly Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under
“Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Quarterly Ratchet.

7% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: The current ING LifePay Plus Base; The current Contract value
(excluding any premium credits applied during the preceding 36 months); and The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 7% Compounding Step-Up.

Please note that there are no partial 7% Compounding Step-Ups. The 7% Compounding Step-Up is not pro-
rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 7% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING
Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the
Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up.
Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal
(except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age
59½. On this date, the ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Base or the current Contract value (excluding any premium credits applied during the preceding 36 months). The
Lifetime Withdrawal Phase will continue until the earliest of:

1) the date annuity payments begin (see “The Annuity Options”);

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2)	reduction of the Contract value to zero by an Excess Withdrawal;

3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)	surrender of the Contract;

5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or

6)	the last Active Spouse dies.

The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING Joint LifePay
Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum
Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable
Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the ING
LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages

4%	59½ to 64

5%	65to 69

6%	70 to 79

7%	80+

The Maximum Annual Withdrawal thereafter is recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon a Quarterly ratchet or 7% Compounding Step-Up. Also, the Maximum Annual
Withdrawal Percentage can increase with a Quarterly Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay Plus Base, then before the
Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months). The greater the ING LifePay
Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING Joint
LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the ING Joint LifePay Plus rider is in the Lifetime Withdrawal
Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum
Annual Withdrawal. For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual
Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the
Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual
Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the
Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See Appendix G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum

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Annual Withdrawal to be recalculated. See Appendix G, Illustration 5 for an example of the consequences of an
Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum
Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Quarterly Ratchets or upon spousal continuation of the ING
Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The ING Joint LifePay Plus rider enters Lifetime Automatic
Periodic Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the ING Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: The Contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider; No further premium payments will be accepted; and Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic
Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½.
During this time, the ING Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the ING LifePay Plus Base remains eligible for the 7% Compounding Step-Ups. Once the ING Joint
LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the ING LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic
Benefit Status is deferred, then when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit
Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

Investment Option Restrictions. While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See
“Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING Joint LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these

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investment option restrictions is discussed further below. Accepted Funds. Currently, the Accepted Funds are:

  ING American Funds Asset Allocation Portfolio;
  ING Franklin Templeton Founding Strategy Portfolio;
  ING LifeStyle Growth Portfolio;
  ING LifeStyle Moderate Growth Portfolio;
  ING LifeStyle Moderate Portfolio;
  ING Liquid Assets Portfolio;
  ING MFS Total Return Portfolio;
  ING T. Rowe Price Capital Appreciation Portfolio;
  ING Van Kampen Equity and Income Portfolio;
  ING WisdomTreeSM Global High-Yielding Equity Index Portfolio;
  BlackRock Global Allocation V.I. Portfolio; and
  Fixed Interest Allocation.

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Fund are:

  ING American Funds Bond Portfolio;
  ING Lehman Brothers U.S. Aggregate Bond Index Portfolio;
  ING PIMCO Core Bond Portfolio; and
  ING VP Intermediate Bond Portfolio.

You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING VP
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation
Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any ING
Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H –
Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds

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Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of
Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay
Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay
Plus rider if you do not wish to have your Contract value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will not longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the
ING Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the ING LifePay Plus Base. See “ING LifePay Plus Base - Withdrawals
and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charges pro-
rated) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

ING LifePay Plus Death Benefit Base. The ING Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus Death Benefit Base is first calculated when you purchase the ING Joint
LifePay Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); Or after the Contract date – equal to the Contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums
(excluding any premium credits applied during the preceding 36 months) and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “ING LifePay Plus Base - Withdrawals
and Excess Withdrawals” for more information.

There is no additional charge for the death benefit associated with the ING Joint LifePay Plus rider. Please note that the ING LifePay Plus Death Benefit Base is not eligible to participate in Quarterly Ratchets or 7%
Compounding Step-Ups.

In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus
Death Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining ING
LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death
Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the ING LifePay Plus Base is recalculated to equal the greater of: The Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and The last calculated ING LifePay Plus Base, subject to pro-rata

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adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is
recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active
Spouse’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal
Amount upon spousal continuation of the ING Joint LifePay Plus rider for a Contract subject to the Required
Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the
Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING
LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the ING LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the ING Joint LifePay Plus rider, spousal continuation of the ING LifePay Plus rider would likely
NOT take effect at the same time as the Contract is continued. As noted above, the ING LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the ING LifePay Plus rider, you might instead want to purchase the Joint LifePay Plus rider.

Change of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charge pro-
rated) upon an ownership change or change of annuitant, except for:

1)	spousal continuation as described above;

2)	change of owner from one custodian to another custodian;

3)	change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	for nonqualified contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;

7)	for nonqualified contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and

8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING Joint LifePay Plus rider would not subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the
Mortality and Expense Risk Charge) would be deducted. See Appendix G for examples.

Loans. No loans are permitted on Contracts with the ING Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING Joint LifePay

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Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

WITHDRAWALS

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $1,000, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free
Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 10%
of your contract value, including any premium credits, on the date of the withdrawal less any prior withdrawals during that contract year. The Free Withdrawal Amount does not constitute a withdrawal of premiums.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your
Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. So in this event, you would either need to take your withdrawal from the Restricted Funds or pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the ING
Liquid Assets Portfolio) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. See “Living Benefit Riders.”

We offer the following three withdrawal options:

Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C for more information on the application of Market Value Adjustment.

Systematic Withdrawals
You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a

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

Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is on or after the 28th day of the month, then your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:

Maximum Percentage
of Premiums
Frequency	not Previously Withdrawn

Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic
Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than
$100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value
Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar
Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed
Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic

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withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature
You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of surrender charges or Market Value
Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic
Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a
Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the
Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value
Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made.
Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your
IRA withdrawal will be made on the first day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

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TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “Living Benefit Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a
Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m.
eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the

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demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered

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representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging (“DCA”) program if you have at least $1,200 of contract value in (i) the ING Liquid Assets Portfolio, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year

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guaranteed interest period (subject to availability). These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-
year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA
Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest
Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.
You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the ING Liquid Assets Portfolio or a 1-year Fixed Interest Allocation, the minimum amount that can be transferred each month is $250 and the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If we receive a transfer request that violates the reallocation limitations under the contract, we will inform your financial representative or you that we cannot process the transfer and that new instructions are required. Transfers under the DCA program must be in compliance with the investment restrictions for the living benefit riders. If you set up DCA transfers that are not in compliance with such restrictions, the fixed allocation funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the ING Liquid Assets Portfolio. Such transfer will trigger a Market Value
Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis, subject to any fund purchase restrictions. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Trusts and Funds – Restricted Funds.” Compliance with the individual and aggregate Restricted
Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

· Amount added to source account: If you add amounts to the source account which would increase the

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  amount to be transferred under the dollar cost averaging program, we will review the amounts to betransferred to ensure that the individual and aggregate limits are not being exceeded. If such limits wouldbe exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that thetransfers are within the limits based on the then-current allocation of contract value to the RestrictedFund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).
  Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.
  Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or fixed interest allocations as part of or withdraw any subaccount or Fixed
Interest Allocation from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.
Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Trusts and Funds – Restricted Funds. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to Fixed
Account II. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis.
Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase
During the accumulation phase, a death benefit is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the

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Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center (“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.”
Interest earned on this account may be less than interest paid on other settlement options.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet
Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Standard Death Benefit is available SO
LONG AS both the annuitant and the contract owner are age 80 or younger at the time of application. Either the
Quarterly Ratchet Enhanced Death Benefit or the Max 7 Enhanced Death Benefit is available SO LONG AS both the contract owner and the annuitant (if the contract owner is not an individual) are age 79 or younger at the time of application AND you purchase the ING LifePay Plus rider or ING Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age is
75 for a Contract with the Quarterly Ratchet Enhanced Death Benefit or the Max 7 Enhanced Death Benefit.
Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced
Death Benefit or Max 7 Enhanced Death Benefit.The
Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit are available only at the time you purchase your Contract. Neither the Quarterly Ratchet Enhanced Death Benefit nor the Max 7 Enhanced Death
Benefitis available when a Contract is owned by joint owners. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced
Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay Plus and ING Joint LifePay Plus riders may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death
Benefit is equal to the greater of:

1)	the contract value; or

2)	the cash surrender value.

Any premium credits applied since or within 12 months prior to death will be deducted from the Base Death Benefit. Standard Death Benefit. The Standard Death Benefit equals the greater of:

1)	the Base Death Benefit; and

2)	the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered

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Funds plus the contract value allocated to Excluded Funds less any premium credits added since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to Covered Funds equals premium payment plus premium credits, if applicable, allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premium payments plus premium credits, if applicable, allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

  Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.
  Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the contract value from poor investment performance and the impact that poor investment performance could have on the Standard Death Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. The criteria to lock are different. The Quarterly Ratchet Enhanced Death Benefit locks quarterly. The Max 7 Enhanced Death
Benefit also locks quarterly, but it also has an element that locks annually at a specified interest rate. Your death benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements. Which Enhanced
Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate, besides the additional charge. The Enhanced Death Benefit options are explained further below.

Allocation restrictions apply for purposes of determining death benefits. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums and premium credits added to such investment portfolio and also with respect to new transfers to such investment portfolio.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

1)	the Standard Death Benefit; and

2)	the Quarterly Ratchet Minimum Guaranteed Death Benefit (“Quarterly Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds less any premium credits applied since or within 12 months prior to death.

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Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and premium credits allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in
Covered Funds will be set to the greater of:

1)	the current contract value in Covered Funds (after deductions occurring as of that date); and

2)	the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly
Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium plus premium credits, if applicable, allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or

2)	the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly
Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the
7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% Solution Death Benefit Element is the greater of:

1)	the Standard Death Benefit; and

2)	the lesser of:

(a) 2.5 times all premium payments plus premium credits, if applicable, adjusted for withdrawals (the “cap”); and

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(b)	the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

Any premium credits added since or within 12 months prior to death will be deducted from the Max 7 Enhanced
Death Benefit.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds:

  the ING Liquid Assets Portfolio; and
  Fixed Interest Allocation.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective
April 30, 2007.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums plus premium credits, if applicable, allocated to
Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums plus premium credits, if applicable, allocated to Special
Funds, adjusted for withdrawals and transfers. There is no accumulation of 7% MGDB allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from
Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-
rata basis. The increase in the 7% MGDB allocated to fund category to which the transfer is being made will equal the decrease in the fund category from which the transfer is being made.

Note:

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefit may not be available in all states.

Death Benefit During the Income Phase
If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse
If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the ING Liquid Assets Portfolio, or its successor.
Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the Quarterly Ratchet Death Benefit or the Max 7 Enhanced Death Benefit and the new or surviving owner is attained age 89 or less, ratchets will continue, (or resume if deceased owner had already reached age 90)
until the new or surviving owner reaches age 90. If you elected the Max 7 Enhanced Death Benefit the new or surviving owner is attained age 79 or less, the Max 7 Enhanced Death Benefit continues or resumes accumulation until either the cap or the attained age of 80 is reached.

Upon spousal continuation, any premium credits received prior to death will not be deducted, and the Premium
Credit rider charge will continue for the remainder of the seven year period, or four year period if the Optional
Surrender Charge Schedule Rider has been elected. For death of an owner within the first contract year, any subsequent surrender or withdrawals and subsequent premium payments made during the first contract year will be subject to the premium credit deduction schedule. For death of an owner after the first contract year, any subsequent surrender or withdrawals are not subject to the premium credit deduction schedule. See the “The Annuity Contract -
Additional Credit to Premium” section.

Continuation After Death — Not a Spouse
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may defer payment of the death benefit subject to the required distribution rules of the Tax Code. See next section, “Required Distributions
Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

Upon such deferral, the Premium Credit rider charge will continue for the remainder of the seven year period, or four year period if the Optional Surrender Charge Schedule rider has been elected. Any subsequent surrender or withdrawals are not subject to the premium credit deduction schedule. See the “The Annuity Contract - Additional
Credit to Premium” section.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract

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owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and
(b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

THE ANNUITY OPTIONS

Annuitization of Your Contract
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. Four fixed payment annuity options are currently available. We will make these payments under the annuity option you choose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. Living benefit riders automatically terminate when the income phase of your Contract begins. The MGIB annuity benefit may be available if you have purchased the
MGIB rider, provided the waiting period and other specified conditions have been met. The Maximum Annual
Withdrawal may be available with the ING LifePay Plus or ING Joint LifePay Plus riders. There is no death benefit after the annuity start date.

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You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option, we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Payment under our current annuity options will last either for a specified period of time or for the life of the annuitant, or both – depending on the option. We will determine the amount of the annuity payments on the annuity start date by multiplying the contract value (adjusted for any market value adjustment and any rider charges that would be due) by the applicable payment factor provided under the
Contract and dividing it by 1,000. The applicable payment factor will depend on: the annuity option; payment date;
the frequency of payments you choose; and the age of the annuitant or beneficiary (and gender, where appropriate under applicable law). Surrender charges might apply depending on the annuity options. Because our current annuity options provide only for fixed payments, subsequent payments will not differ from the amount of your first annuity payment.

Our approval is needed for any option where:

1)	The person named to receive payment is other than the contract owner or beneficiary;

2)	The person named is not a natural person, such as a corporation; or

3)	Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date
You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 95th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must be option 1 or option 2 with a period certain of at least 10 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 95th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the
Contract will not be considered an annuity for federal tax purposes. For more information, see “Federal Tax
Considerations” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on

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minimum payments that we will allow.

Beneficiary Rights
A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options
The Contract has 5 annuity options. Payments under Options 1, 2, 3 and 4 are fixed. Payments under Option 5 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account. If you do not choose an annuity option, Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by government regulations.

Option 1. Income for Life. Under this option, we make payments for the life of the annuitant in equal monthly installments. There is no minimum number of payments. Monthly payment amounts are available upon request.

Option 2. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. The fixed period must be between
10 and 30 years unless you have the Premium Credit rider in which case the fixed period must be between 15 and 30 years. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10%
penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 3. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. The fixed period must be between 10 and 30 years unless you have the Premium Credit rider in which case the fixed period must be between 15 and 30 years. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

Option 4. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

Option 5. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 5 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

1)	For Option 1, no amounts are payable after the named person has died.

2)	For Option 2, or any remaining guaranteed payments under Option 3, we will continue payments. Under Options 2 and 3, the discounted values of the remaining guaranteed payments may be paid in a single sum.

This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 2 and 3.

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3)	For Option 4, no amounts are payable after both named persons have died.

4)	For Option 5, the annuity option agreement will state the amount we will pay, if any.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the 7 permitted days, on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the
New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our
Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the greater of the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. In no event does the Company retain any investment gain associated with a Contract that is free looked. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), (ii) deduct any premium credits provided under the Premium Credit rider, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium
(rather than the contract value) in which case you will not be subject to investment risk during the free look period.
In these states, your premiums designated for investment in the subaccounts will be allocated during the free

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look period to a subaccount specially designated by the Company for this purpose (currently, the ING Liquid Assets
Portfolio). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order.
We determine your contract value at the close of business on the day we void your Contract. If you keep your
Contract after the free look period and the investment is allocated to a subaccount specially designated by the
Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.
Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the
Contracts through their registered representatives who are licensed to sell securities and variable insurance products
(“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

The following is a list of broker/dealers that are affiliated with the Company:

  Bancnorth Investment Group, Inc.
  Directed Services LLC
  Financial Network Investment Corporation
  Guaranty Brokerage Services, Inc.
  ING America Equities, Inc.
  ING DIRECT Securities, Inc.
  ING Financial Advisers, LLC
  ING Financial Markets LLC
  ING Financial Partners, Inc.
  ING Funds Distributor, LLC
  ING Investment Management Services LLC
  ING Private Wealth Management LLC
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.
  ShareBuilder Securities Corporation
  Systematized Benefits Administrators, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.10% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not

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be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	Citigroup Global Markets, Inc.

2.	LPL Financial Corporation

3.	ING Financial Partners, Inc.

4.	Morgan Stanley & Co. Incorporated

5.	ING Financial Partners, Inc. - CAREER

6.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

7.	UBS Financial Services, Inc.

8.	PrimeVest Financial Services, Inc.

9.	A. G. Edwards & Sons, Inc.

10.	Wachovia Securities, LLC

11.	Multi-Financial Securities Corporation

12.	Wells Fargo Investments, LLC

13.	ING Financial Advisers, LLC

14.	Raymond James Financial Services, Inc.

15.	Wachovia Securities, LLC - Bank

16.	Woodbury Financial Services Inc.

17.	Financial Network Investment Corporation

18.	Chase Investment Services Corporation

19.	Lincoln Financial Advisors Corporation

20.	Royal Alliance Associates, Inc.

21.	Securities America, Inc.

22.	National Planning Corporation

23.	Securian Financial Services Inc.

24.	MML Investors Services, Inc.

25.	Banc of America Investment Services Inc.

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Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for
Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the
1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any pending legal proceedings which involve Separate Account B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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FEDERAL TAX CONSIDERATIONS

Introduction This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-
qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401 408, or 408A, and some provisions of 403 and 457 of the Tax Code.

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817 -5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely

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affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

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If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008~~6~~, your entire balance must be distributed by August 31, 2013~~1~~. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

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If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Section s 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”).
The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more

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than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the
Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section
402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not

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reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code Section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;

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  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings.
A partial
distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

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The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone
Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10%
penalty tax on qualified hurricane distributions from eligible retirement plans . In addition, the
20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a) and IRAs
only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code.

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These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a),
IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by
December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal

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beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k) and 403(a). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Living Benefits and Death Benefit

Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under the ING LifePay and ING LifePay Plus rider), the
amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB rider (including the ING LifePay and ING LifePay Plus rider), the MGAB rider, or the
MGIB rider, as well as the market value adjustment, could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

Architect - 147946

77

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization, such as those associated with the minimum guaranteed income benefit as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit.
The provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT B.

Please Print or Type:

__________________________________________________
Name

__________________________________________________
Social Security Number

__________________________________________________
Street Address

__________________________________________________
City, State, Zip

Architect - 147946 04/28/08 _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

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APPENDIX A

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information derives from the financial statements of the
Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Complete information is available in the SAI.
Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (“AUV”)
at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.45%

	2007	2006
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.68
Value at end of period	$12.70
Number of accumulation units outstanding at end of period	3,742,926
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.86
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	8,203,296
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.64
Value at end of period	$12.14
Number of accumulation units outstanding at end of period	11,876,633
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.81
Value at end of period	$13.62
Number of accumulation units outstanding at end of period	5,848,094
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.47
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	1,282,871
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.47
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	1,398,076

Architect			A 1

Condensed Financial Information (continued)

	2007	2006
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.84
Value at end of period	$11.25
Number of accumulation units outstanding at end of period	889,987
ING DAVIS NEW YORK VENTURE VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.78
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	552,175
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.31
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	2,027,262
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.20
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	7,953,651
ING FOCUS 5 PORTFOLIO
(Fund first available during August 2007)
Value at beginning of period	$10.60
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	210,090
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.52
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	2,382,114
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$11.70
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	1,022,022
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.13
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	706,817
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.79
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	842,536

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A 2

	Condensed Financial Information (continued)

	2007	2006
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.37
Value at end of period	$15.11
Number of accumulation units outstanding at end of period	2,068,355
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.65
Value at end of period	$12.19
Number of accumulation units outstanding at end of period	1,716,813
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.72
Value at end of period	$14.31
Number of accumulation units outstanding at end of period	5,510,010
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$14.39
Value at end of period	$18.19
Number of accumulation units outstanding at end of period	3,659,755
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.39
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	3,847,269
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.27
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	1,148,866
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.19
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	4,097,584
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.37
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	9,480,071
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.35
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	9,601,771

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Condensed Financial Information (continued)

	2007	2006
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.39
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	5,434,799
ING LIQUID ASSETS PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.50
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	7,936,997
ING MARSICO GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.26
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	4,861,010
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$14.15
Value at end of period	$15.57
Number of accumulation units outstanding at end of period	2,839,600
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.07
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	509,453
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.52
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	7,267,568
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.05
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	5,361,093
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.05
Value at end of period	$11.80
Number of accumulation units outstanding at end of period	2,006,142
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.21	$11.18
Value at end of period	$11.53	$11.21
Number of accumulation units outstanding at end of period	6,556,167	138

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Condensed Financial Information (continued)

	2007	2006
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.78
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	3,590,883
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$9.84
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	370,158
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.31
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	1,725,794
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.82
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	945,605
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.42	$10.44
Value at end of period	$10.85	$10.42
Number of accumulation units outstanding at end of period	4,027,853	37

Separate Account Annual Charges of 2.10%

	2007	2006
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.32
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	4,581,227
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.57
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	2,4/3,311
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.48	$11.09
Value at end of period	$11.37	$10.48
Number of accumulation units outstanding at end of period	1,101,607	1,033

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Condensed Financial Information (continued)

	2007	2006
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.15	$11.17
Value at end of period	$11.40	$11.15
Number of accumulation units outstanding at end of period	13,051,568	4,004
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.99	$11.05
Value at end of period	$12.02	$10.99
Number of accumulation units outstanding at end of period	16,336,169	10,315
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.54	$11.21
Value at end of period	$13.49	$11.54
Number of accumulation units outstanding at end of period	7,234,973	3,958
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.45
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	1,545,520
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.26
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	792,679
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.65
Value at end of period	$11.46
Number of accumulation units outstanding at end of period	440,504
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.48
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	1,135,540
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.26	$11.35
Value at end of period	$11.48	$11.26
Number of accumulation units outstanding at end of period	1,369,686	1,375
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.04
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	1,644,922
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Condensed Financial Information (continued)

	2007	2006
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.18
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	4,257,899
ING FOCUS 5 PORTFOLIO
(Fund first available during August 2007)
Value at beginning of period	$10.53
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	1,266,751
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.34
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	3,194,756
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$11.85
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	1,133,737
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.02
Value at end of period	$9.56
Number of accumulation units outstanding at end of period	3,589,824
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.93	$12.76
Value at end of period	$11.74	$12.93
Number of accumulation units outstanding at end of period	1,381,963	408
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.47	$11.55
Value at end of period	$14.96	$11.47
Number of accumulation units outstanding at end of period	2,062,789	900
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.24	$11.29
Value at end of period	$12.07	$11.24
Number of accumulation units outstanding at end of period	1,427,465	921
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.62
Value at end of period	$14.17
Number of accumulation units outstanding at end of period	3,802,226

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Condensed Financial Information (continued)

	2007	2006
ING JPMORGAN EMERGING MARKET EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$14.17
Value at end of period	$18.01
Number of accumulation units outstanding at end of period	3,666,958
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.25
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	1,084,553
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.18	$11.31
Value at end of period	$10.76	$11.18
Number of accumulation units outstanding at end of period	1,473,244	995
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.65	$11.35
Value at end of period	$11.27	$11.65
Number of accumulation units outstanding at end of period	205,971	1,949
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.18	$12.16
Value at end of period	$13.89	$12.18
Number of accumulation units outstanding at end of period	4,218,031	855
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.86
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	3,305,011
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.45
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	14,980,366
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.25	$10.83
Value at end of period	$11.44	$11.25
Number of accumulation units outstanding at end of period	31,467,154	12,496
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.09	$11.09
Value at end of period	$11.37	$11.09
Number of accumulation units outstanding at end of period	25,206,315	902

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Condensed Financial Information (continued)

	2007	2006
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.93	$10.58
Value at end of period	$11.24	$10.93
Number of accumulation units outstanding at end of period	12,088,000	19,674
ING LIQUID ASSETS PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.15	$10.13
Value at end of period	$10.43	$10.15
Number of accumulation units outstanding at end of period	5,078,848	5,561
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.08	$12.03
Value at end of period	$14.26	$12.08
Number of accumulation units outstanding at end of period	1,375,538	865
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.11
Value at end of period	$11.25
Number of accumulation units outstanding at end of period	2,274,981
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.36	$12.40
Value at end of period	$15.42	$12.36
Number of accumulation units outstanding at end of period	3,091,099	420
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.68
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	1,135,289
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.59
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	4,328,542
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.79
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	3,167,282
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.35
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	4,478,335

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Condensed Financial Information (continued)

	2007	2006
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.16
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	693,934
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.27
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	1,127,677
ING THORNBURG VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.87
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	94,585
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.17	$11.13
Value at end of period	$11.42	$11.17
Number of accumulation units outstanding at end of period	5,085,209	4,625
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.55
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	1,948,330
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.10
Value at end of period	$9.66
Number of accumulation units outstanding at end of period	563,616
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.43	$11.35
Value at end of period	$12.28	$11.43
Number of accumulation units outstanding at end of period	1,973,120	4,536
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.35
Value at end of period	$11.42
Number of accumulation units outstanding at end of period	901,602
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.89
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	984,257

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Condensed Financial Information (continued)

	2007	2006
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.38	$10.39
Value at end of period	$10.74	$10.38
Number of accumulation units outstanding at end of period	6,010,484	6,296

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A 11

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our
Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.”Funds offered in a
Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle
Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING FMRSM Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio
ING Davis Venture Value Portfolio	ING Davis New York Venture Portfolio

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING AllianceBernstein Mid Cap Growth Portfolio	Seeks long-term growth of capital.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: AllianceBernstein, L.P.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Subadviser to Master Funds: Capital
Research Management Company

ING American Funds Bond Portfolio	Seeks to maximize your level of current income and preserve
your capital.
Investment Adviser: ING Investments, LLC
Investment Subadviser to Master Funds: Capital
Research Management Company

ING American Funds Growth Portfolio	Seeks to make your investment grow.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING BlackRock Large Cap Growth Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING Evergreen Health Sciences Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Evergreen Investment
Management Company, LLC

ING FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Focus 5 Portfolio (Class S)	Seeks total return through capital appreciation and dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.
(Class S)

Investment Adviser: Directed Services LLC

ING Global Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks to provide investors with high total return.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Clarion Real Estate
Securities L.P.

ING Global Resources Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Janus Contrarian Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Janus Capital Management,
LLC

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Julius Baer Foreign Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Julius Baer Investment
Management, LLC

ING LifeStyle Aggressive Growth Portfolio (Class S)	Seeks growth of capital.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Growth Portfolio (Class S)	Seeks growth of capital and some current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Growth Portfolio (Class S)	Seeks growth of capital and a low to moderate level of current income.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)	Seeks growth of capital and current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio (Class S)	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

ING Multi-Manager International Small Cap Equity	Seeks long-term capital appreciation.
Portfolio (Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Schroder Investment
Management North America, Inc. and American Century
Investment Management, Inc.

ING Oppenheimer Main Street Portfolio (Class S)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Mid Cap Value Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
(Class S)	consistent with the preservation of capital and prudent
investment risk.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Capital Growth Portfolio (Class S)	Seeks long-term capital appreciation.
(formerly, ING FMRSM Large Cap Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Global Franchise Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

ING Baron Small Cap Growth Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.
(Service Class)

Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management
Advisors, LLC

ING Davis New York Venture Portfolio (Service Class)	A non-diversified portfolio that seeks long-term growth of
(formerly, ING Davis Venture Value Portfolio)	capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan Mid Cap Value Portfolio (Service Class)	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Asset Management

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Oppenheimer Global Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Templeton Foreign Equity Portfolio (Service Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
(Service Class)	dividend income.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Comstock Portfolio (Service Class)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long term capital appreciation
(Service Class)	and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Funds

ING VP Growth and Income Portfolio (Class S)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock.
Investment Subadviser: ING Investment Management
Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Global Science and Technology Portfolio	Seeks long-term capital appreciation.
(Class S)

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING International Index Portfolio (Class S)	Seeks investment (before fees and expenses) results that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index.
Investment Subadviser: ING Investment Management
Co.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Lehman Brothers U.S. Aggregate Bond Index	Seeks investment results (before fees and expenses) that
Portfolio (Class S)	correspond to the total return of the Lehman Brothers U.S.
Aggregate Bond Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: Lehman Brothers Asset
Management LLC

ING RussellTM Large Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200 Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Mid Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Small Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000 Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Small Company Portfolio (Class S)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks and securities of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co.

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio* (Class S)	and yield performance, before fees and expenses, of the
WisdomTreeSM Global High-Yielding Equity Index (“Index”).
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

* WisdomTreeSM is a servicemark of WisdomTree
Investments

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Intermediate Bond Portfolio

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING VP Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management
Co.

BlackRock Variable Series Funds, Inc.
800 Scudders Mill Road, Plainsboro, NJ 08536

BlackRock Global Allocation V.I. Portfolio (Class III)	The fund seeks to provide high total return through a fully
managed investment policy utilizing U.S. and foreign equity,
Investment Adviser: BlackRock Advisors, LLC	debt and money market instruments, the combination of which
will be varied from time to time both with respect to types of securities and markets in response to changing market and
economic trends.

Fidelity Variable Insurance Products
82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio (Service Class 2)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: FMR Co., Inc.; Fidelity
Research & Analysis Company; Fidelity Management &
Research (U.K.) Inc.; Fidelity International Investment
Advisors; Fidelity International Investment Advisors
(U.K.) Limited; Fidelity Investments Japan Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard
& Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

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APPENDIX C

Fixed Account II

Fixed Account II (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the
“Company,” “we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed
Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate.
In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market
Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account
You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed
Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed
Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your
Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment.
Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A
Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

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Transfers from a Fixed Interest Allocation
You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market
Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed
Interest Allocation to the ING Liquid Assets Portfolio, and such a transfer will be subject to a Market Value
Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See “Optional
Riders” in the prospectus.

Withdrawals from a Fixed Interest Allocation
During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation.
You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See “Optional Riders” in the prospectus.

Market Value Adjustment
A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a
Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any
Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest
Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value
Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations
On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)	We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

(3)	We add (1) and (2).

(4)	We subtract from (3) any transfers from that Fixed Interest Allocation.

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(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest
Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for Fixed Account II.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest
Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in
Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value
Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information See the prospectus for Fixed Account II .

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APPENDIX D

Surrender Charge for Excess Withdrawals Example

This example assumes the following:

  You made an initial premium payment of $10,000
  You choose the standard surrender charge schedule
  You made additional premium payments of $10,000 in each of the second and third Contract years (for total premium payments under the Contract of $30,000)
  You make a withdrawal at the beginning of the fifth Contract year of 15% of the Contract value, which is then $35,000

(This example does not reflect the premium credits that we would otherwise add to your contract value based on these premium payments), In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw at the beginning of the fifth Contract year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x .15). Therefore, $1,750 ($5,250 – $3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $70 ($1,750 x .04).
This example does not take into account any market value adjustment or deduction of any premium taxes.

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APPENDIX E

			Special Funds and Excluded Funds Examples

Example #1: The following examples are intended to demonstrate the impact on your 7% Solution Death
Benefit Element (“7% MGDB”) of allocating your Contract Value to Special Funds.

7% MGDB if 50% invested					7% MGDB if 0% invested			7% MGDB if 100% invested
	in Special Funds				in Special Funds				in Special Funds

End of Yr	Covered	Special	Total	End of Yr Covered		Special	Total	End of Yr Covered		Special	Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

7% MGDB if transferred to					7% MGDB if transferred to

	Special Funds				Covered Funds
at the beginning of year 6					at the beginning of year 6

End of Yr	Covered	Special	Total	End of Yr Covered		Special	Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403

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Example #2:	The following examples are intended to demonstrate the impact on your 7% Solution Death
Benefit Element (“7% MGDB”) of allocating your Contract Value to Excluded Funds.

		7% MGDB if 50% invested in Excluded Funds

		Covered		Excluded		Total

		7%		“7%		7%		Death
	End of Yr MGDB		AV	MGDB”	AV	MGDB	AV	Benefit
	0	500	500	500	500	1,000	1,000	1,000
	1	535	510	535	510	1,045	1,020	1,045
	2	572	490	572	490	1,062	980	1,062
	3	613	520	613	520	1,133	1,040	1,133
	4	655	550	655	550	1,205	1,100	1,205
	5	701	450	701	450	1,151	900	1,151
	6	750	525	750	525	1,275	1,050	1,275
	7	803	600	803	600	1,403	1,200	1,403
	8	859	750	859	750	1,609	1,500	1,609
	9	919	500	919	500	1,419	1,000	1,419
	10	984	300	984	300	1,284	600	1,284

	7% MGDB if 0% invested					7% MGDB if 100% invested
		in Excluded Funds				in Excluded Funds

		Covered				Excluded

				Death		“7%		Death
	End of Yr 7% MGDB		AV	Benefit	End of Yr MGDB”		AV	Benefit
	0	1,000	1,000	1,000	0	1,000	1,000	1,000
	1	1,070	1,020	1,070	1	1,070	1,020	1,020
	2	1,145	980	1,145	2	1,145	980	980
	3	1,225	1,040	1,225	3	1,225	1,040	1,040
	4	1,311	1,100	1,311	4	1,311	1,100	1,100
	5	1,403	900	1,403	5	1,403	900	900
	6	1,501	1,050	1,501	6	1,501	1,050	1,050
	7	1,606	1,200	1,606	7	1,606	1,200	1,200
	8	1,718	1,500	1,718	8	1,718	1,500	1,500
	9	1,838	1,000	1,838	9	1,838	1,000	1,000
	10	1,967	600	1,967	10	1,967	6 00	600

Note: AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV).

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Transfer from Covered Funds to Excluded Funds
at the beginning of year 6

	Covered		Excluded		Total

	7%		“7%		7%		Death
End of Yr MGDB		AV	MGDB”	AV	MGDB	AV	Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note:	7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered
Funds (or pro-rata portion thereof for partial transfer). Transfers from Special
Funds to Excluded Funds work the same as Covered to Excluded (except 7%
MGDB in Special Funds does not accumulate).

Transfer from Excluded Funds to Covered Funds
at the beginning of year 6

	Covered		Excluded		Total

	7%		“7%		7%		Death
End of Yr MGDB		AV	MGDB”	AV	MGDB	AV	Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262

Note:	7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded
Funds (or portion thereof for partial transfer) and AV transferred to Covered
Funds. Transfers from Excluded Funds to Special Funds work the same as
Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

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APPENDIX F

	Examples of Minimum Guaranteed Income Benefit Calculation

Example 1

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%
	Rider Charge	0.00%	0.75%

65	Contract Value	$100,000	$89,188
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$471.00	$420.08
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$100,000
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.45

	Income	$471.00	$871.45

Example 2

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%
	Rider Charge	0.00%	0.75%

65	Contract Value	$134,392	$122,065
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$632.98	$574.92
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$122,065
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$871.45

	Income	$632.98	$871.45

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Example 3

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%
	Rider Charge	0.00%	0.75%

65	Contract Value	$215,892	$200,279
	Contract Annuity Factor	4.71	4.71
	Monthly Income	$1,016.85	$943.31
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$200,279
	MGIB Annuity Factor	n/a	4.43
	MGIB Income	n/a	$887.23

	Income	$1,016.85	$943.31

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB Rollup Rate.

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APPENDIX G

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following example shows the adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the Lifetime Withdrawal Phase has begun.

Illustration 1: Adjustment to the ING LifePay Plus Base for a withdrawal taken prior to the Lifetime
Withdrawal Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. Because the ING LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum Annual Withdrawal and the entire withdrawal is considered excess.

If the ING LifePay Plus Base and Account Value before the withdrawal are $100,000 and $90,000, respectively, then the ING LifePay Plus Base will reduce by 3.33% ($3,000/$90,000) to $96,667 ((1 - 3.33%)* $100,000).

Any additional withdrawals taken prior to the Annuitant reaching age 59½ will also result in an immediate pro-rata reduction to the ING LifePay Plus Base.

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the
Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal,
$1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual
Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the
Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also
assume RMDs, applicable to this contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum
Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that while the Maximum Annual
Withdrawal has been exhausted, it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of $1,000.
The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of
$1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual
Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross

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withdrawal ($3,500).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 4.00%
($2,000 / $50,000) to $4,800 ((1 - 4.00%) * $5,000).

Illustration 6: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the
Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%)
* $5,000).

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the
Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Account Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03%
($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

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APPENDIX H

Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I.	Subsequent Payments

A.	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted

Funds. No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to
$600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed
Allocations Fund (0%) is less than 20% of the total amount allocated to the Fixed Allocation Funds and the Other
Funds, we will automatically reallocate $100,000 from the amount allocated to the Other Funds (20% of the
$500,000 allocated to the Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to
Accepted Funds, $100,000 to the Fixed Allocation Funds, and $400,000 to Other Funds.

II.	Partial Withdrawals

A.	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 75% to Accepted

Funds ($75,000), 20% to the Fixed Allocation Funds ($20,000), and 5% to Other Funds ($5,000). No Fixed
Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $19,000 from the Fixed Allocation Funds.
Because the remaining amount allocated to the Fixed Allocation Funds ($1,000) is less than 20% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $200 from the Other
Funds to the Fixed Allocation Funds, so that the amount allocated to the Fixed Allocation Funds ($1,200) is 20% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($6,000).

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

APPENDIX I

ING LifePay Plus and ING Joint LifePay Plus

(Available for Contracts issued on and after August 20, 2007 through April 28, 2008, subject to state approval.)

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. Some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The ING LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact the Customer Service
Center for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly Contract anniversary.

Rider Date. The rider date is the date the ING LifePay Plus rider becomes effective. If you purchase the ING
LifePay Plus rider when the Contract is issued, the rider date is also the Contract date.

Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.60%


This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated.
Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime
Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit
Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations,
we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

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


No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you cancel the
Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.
The optional rider automatically terminates if you:

1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.


The ING LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59½ has not yet passed. While the ING LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-for -dollar. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the annuitant reaching age 59½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)	reduction of the ING LifePay Plus Base to zero, at which time the rider will terminate;

3)	the annuity commencement date;

4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

6)	the surrender or annuitization of the Contract; or

7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.


Please note that the withdrawals while the ING LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59½ has passed. If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the annuitant reaching age 59½. This status continues until the earliest of:

1)	the annuity commencement date;

2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);


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

4)	the surrender or annuitization of the Contract; or

5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.


You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below)
and cannot be reversed. As described below, certain features of the ING LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING LifePay Plus Rider Works. The ING LifePay Plus Withdrawal Benefit rider has two phases.
The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the ING LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The
ING LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING LifePay Plus rider on the Contract date, the initial ING LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).

2)	If you purchased the ING LifePay Plus rider after the Contract date, the initial ING LifePay Plus Base is equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).


During the Growth Phase, the initial ING LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING LifePay Plus Base is recalculated as the greater of:

  The current ING LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the ING LifePay Plus Base is recalculated as the greatest of:

  The current ING LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
  The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.
  This is referred to as an annual “step-up.” (Any premium credits applied during the preceding 36months are excluded from the eligible premiums with a step-up.)

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

The ING LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of

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

determining the ING LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING LifePay Plus rider (see “ING LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2)
the ING LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the
Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal
percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage

0-75*	5%*

76-80	6%

81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age
59½, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus
Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the ING LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached, while you are in the ING LifePay Plus rider’s Lifetime
Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, then the ING LifePay Plus Base and the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that both the ING
LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)	before the withdrawal, for the excess withdrawal; and

2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current
Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit deduction, Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal.

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See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required
Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific
Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay
Plus rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.

3)	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.

4)	Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year.

5)	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.

7)	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

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During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic
Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the
Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum
Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”)
the ING LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this

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change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See
“Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds. Currently, the Accepted Funds are:

  ING American Funds Asset Allocation Portfolio;
  ING Franklin Templeton Founding Strategy Portfolio;
  ING LifeStyle Growth Portfolio;
  ING LifeStyle Moderate Growth Portfolio;
  ING LifeStyle Moderate Portfolio;
  ING Liquid Assets Portfolio;
  ING MFS Total Return Portfolio;
  ING T. Rowe Price Capital Appreciation Portfolio;
  ING Van Kampen Equity and Income Portfolio;
  ING WisdomTreeSM Global High-Yielding Equity Index Portfolio;
  BlackRock Global Allocation V.I. Portfolio; and
  Fixed Interest Allocation.

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

  ING American Funds Bond Portfolio;
  ING Lehman Brothers U.S. Aggregate Bond Index Portfolio;
  ING PIMCO Core Bond Portfolio; and
  ING VP Intermediate Bond Portfolio.

You may allocate your contract value to one or more of the Fixed Allocation Funds. We consider the ING
VP Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds
Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund may be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a
Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to the Fixed Allocation Funds and Other Funds on any ING
LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING
LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1) receipt of additional premiums;

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2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H –
Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay
Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the
Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;

2)	On the date the rider is continued, the ING LifePay Plus Base will be reset to equal the greater of the ING LifePay Plus Base and the then current Contract value;

3)	The ING LifePay Plus charges will restart and be the same as were in effect prior to the claim date;

4)	Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;

5)	Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;

6)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and

7)	The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.

3)	On the quarterly Contract anniversary that the date the rider is continued:

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	(a)	If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

	(b)	If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage. Withdrawals are permitted pursuant to the other provisions of the rider.

4)	The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic
Benefit Status begins under the ING LifePay Plus rider, the death benefit is payable, but the rider terminates.
However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death –
Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining ING LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,”
you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;

2)	change of owner from one custodian to another custodian;

3)	change of owner from a custodian for the benefit of an individual to the same individual;

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic

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payments under the ING LifePay Plus rider are not subject to surrender charges.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus
Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The
ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. See “Ownership, Annuitant, and
Beneficiary Requirements,” below.

The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay Plus rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay Plus rider is available for Contracts issued on and after
August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The
ING Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the ING Joint LifePay Plus rider to be elected after a contract has been issued without it, subject to certain conditions. Please contact our Customer Service Center for more information. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay Plus rider will be effective as of the following quarterly contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The annuitant must be the same as the beneficial owner of the custodial
IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay Plus rider date is the date the ING Joint LifePay Plus rider becomes

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

effective. If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider date is also the contract date.

Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

2.50%	0.85%


This quarterly charge is a percentage of the ING Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit
Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic
Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations,
we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or annuitize in lieu of payments under the ING Joint LifePay Plus rider. These events automatically cancel the ING Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the ING Joint LifePay Plus rider;

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or

3)	change the owner of the contract (other than a spousal continuation by an active spouse).


See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay Plus rider after the death of the other spouse. Once designated
“inactive,” a spouse may not regain active status under the ING Joint LifePay Plus rider. Specific situations that will

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


result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).


An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. While the ING
LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual
Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)	reduction of the ING Joint LifePay Plus Base to zero, at which time the rider will terminate;

3)	the annuity commencement date;

4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

6)	the surrender or annuitization of the Contract; or

7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.


Please note that withdrawals while the ING LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed. If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

1) the annuity commencement date;

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

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4)	the surrender of the contract; or

5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below)
and cannot be reversed. As described below, certain features of the ING Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING Joint LifePay Plus Rider Works. The ING Joint LifePay Plus rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the ING Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract (other than advisory fees, as described below), or the annuity commencement date, whichever occurs first.

Benefits paid under the ING Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal.
The ING Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the
Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay Plus rider on the contract date, the initial ING Joint LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).

2)	If you purchased the ING Joint LifePay Plus rider after the contract date, the initial ING Joint LifePay Plus Base is equal to the contract value on the effective date of the ING Joint LifePay Plus rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the initial ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING Joint LifePay Plus Base is recalculated as the greater of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the ING Joint LifePay Plus Base is recalculated as the greatest of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
  The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.” (Any premium credits applied during the prior 36 months are excluded from the eligible premiums with a step-up.)

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

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

The ING Joint LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual
Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING Joint LifePay Plus Reset,”
below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Plus Base, as of the last day of the Growth Phase.
The first withdrawal after the effective date of the ING Joint LifePay Plus rider (which causes the end of the
Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage

0-75*	5%*

76-80	6%

81+	7%


*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING
Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal
Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING
Joint LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached, while you are in the ING LifePay Plus rider’s Lifetime
Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the
Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual
Withdrawal (an “excess withdrawal”), the ING Joint LifePay Plus Base and the Maximum Annual Withdrawal
will be reduced on a pro-rata basis. This means that both the ING Joint LifePay Plus Base and the Maximum
Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

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

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current
Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit deduction, Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2
below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay
Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay Plus rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year.

5)	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.

7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING Joint LifePay Plus Base is

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exhausted. When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING Joint LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay Plus rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay Plus rider at the time this status begins. If both spouses are active under the ING Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint
LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint

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LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the
Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or
“reset”) the ING Joint LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual
Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed
Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay Plus rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic
Rebalancing,” below.

Accepted Funds. Currently, the Accepted Funds are:

  ING American Funds Asset Allocation Portfolio;
  ING Franklin Templeton Founding Strategy Portfolio;
  ING LifeStyle Growth Portfolio;
  ING LifeStyle Moderate Growth Portfolio;
  ING LifeStyle Moderate Portfolio;
  ING Liquid Assets Portfolio;
  ING MFS Total Return Portfolio;
  ING T. Rowe Price Capital Appreciation Portfolio;
  ING Van Kampen Equity and Income Portfolio;
  ING WisdomTreeSM Global High-Yielding Equity Index Portfolio;
  BlackRock Global Allocation V.I. Portfolio; and
  Fixed Interest Allocation.

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

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Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

  ING American Funds Bond Portfolio;
  ING Lehman Brothers U.S. Aggregate Bond Index Portfolio;
  ING PIMCO Core Bond Portfolio; and
  ING VP Intermediate Bond Portfolio.

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING VP
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation
Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any ING
Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint
LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H –
Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix H– Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint
LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING
Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal
Status, the ING Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse.
Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic

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payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the ING Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay Plus rider will remain in effect pursuant to its original terms and ING Joint LifePay Plus coverage and charges will continue. As of the date the contract is continued, the Joint LifePay Plus Base will be reset to the current Contact value, if greater, and the Maximum Annual Withdrawal will recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the contract is continued.

However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

If the surviving spouse elects not to continue the contract, ING Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay Plus rider terminates and ING Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;

2)	change of owner from one custodian to another custodian for the benefit of the same individual;

3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay Plus rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefit.”

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ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum
Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the
Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum
Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 =
$1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%
($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges.
The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges.
The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the
Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges.
Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal,
$1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%)
* $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar

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year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges.
The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges.
The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the
Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges.
Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum
Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the
Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The
Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the
Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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

APPENDIX J

ING LifePay and ING Joint LifePay (Available for Contracts issued through August 20, 2007, subject to state approval.)

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The ING LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your
Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-
natural) on the Contract anniversary on which the rider is effective. Some broker dealers may limit the availability of the rider to younger ages. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.
The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING
LifePay rider when the Contract is issued, the rider date is also the Contract date.

Charge. The charge for the ING LifePay rider, a living benefit, is deducted quarterly and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.20%	0.50%


We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end.
Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit
Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations,
we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING LifePay rider, you may not cancel it unless you cancel the
Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay rider.

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

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

1)	the annuity start date;

2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)	the surrender or annuitization of the Contract; or

5)	the death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the ING LifePay rider may differ depending upon whether you are in
Lifetime Guaranteed Withdrawal Status.

How the ING LifePay Rider Works. The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity start date is reached). The second phase is called the Withdrawal
Phase. This phase begins as of the date of the first withdrawal or the annuity start date, whichever occurs first.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING
LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual
Withdrawal and is calculated as follows.

1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium, plus premium credits, if applicable.

2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater than the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of

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determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the
Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2)
the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal
Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage

50-59	4%

60-75	5%

76-80	6%

81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the rider is in the Growth Phase, and the annuity start date is reached, the rider will enter the Withdrawal
Phase and will be annuitized. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, the Maximum Annual
Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)	before the withdrawal, for the excess withdrawal; and

2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current
Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value
Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market
Value Adjustment are considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required
Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific
Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay rider, subject to the following rules:

1) If your Required Minimum Distribution for a calendar year (determined on a date on or before January

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31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.

3)	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.

4)	Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount.

5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year.

7)	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic
Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the
Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING LifePay rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the annuitant’s death.

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

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal Percentage of the Contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual
Withdrawal will increase to be equal to the Maximum Annual Withdrawal Percentage of the Contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed
Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See
Illustration 4 below.

Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed
Allocation Funds Automatic Rebalancing” below.

Accepted Funds. Currently, the Accepted Funds are:

  ING American Funds Asset Allocation Portfolio;
  ING Franklin Templeton Founding Strategy Portfolio;
  ING LifeStyle Growth Portfolio;
  ING LifeStyle Moderate Growth Portfolio;
  ING LifeStyle Moderate Portfolio;
  ING Liquid Assets Portfolio;
  ING MFS Total Return Portfolio;
  ING T. Rowe Price Capital Appreciation Portfolio;
  ING Van Kampen Equity and Income Portfolio;
  ING WisdomTreeSM Global High-Yielding Equity Index Portfolio;
  BlackRock Global Allocation V.I. Portfolio; and
  Fixed Interest Allocation.

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

  ING American Funds Bond Portfolio;
  ING Lehman Brothers U.S. Aggregate Bond Index Portfolio;
  ING PIMCO Core Bond Portfolio; and

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

· ING VP Intermediate Bond Portfolio.

You may allocate your contract value to one or more of the Fixed Allocation Funds. We consider the ING
VP Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds
Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed
Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to the Fixed Allocation Funds and Other Funds on any ING
LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation
Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing
Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H–
Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix H– Examples of Fixed Allocation Funds Automatic Rebalancing, Example I. By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1)	if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract
(see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1) The spouse is at least 50 years old on the date the Contract is continued; and

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2) The spouse becomes the annuitant and sole owner. If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;

2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the greater of the ING LifePay Base and the then current Contract value;

3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and

4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	On the Contract anniversary following the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the claim date to that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions.

3)	The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider until the death of the annuitant.
While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,”
you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1) spousal continuation as described above;

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2)	change of owner from one custodian to another custodian;

3)	change of owner from a custodian for the benefit of an individual to the same individual;

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges.

Loans. The portion of any Contract value used to pay off an outstanding loan balance will reduce the ING
LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay”) Rider. The ING Joint
LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. See “Ownership, Annuitant, and
Beneficiary Requirements” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in
“Investment Option Restrictions,” below. The Company in its discretion may allow the ING Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including owner, annuitant, and beneficiary designations and in compliance with the investment restrictions described below. The ING Joint LifePay rider will be effective as of that contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract

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

when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial
IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay rider date is the date the ING Joint LifePay rider becomes effective. If you purchase the ING Joint LifePay rider when the contract is issued, the ING Joint LifePay rider date is also the contract date.

Charge. The charge for the ING Joint LifePay rider, a living benefit, is deducted quarterly, and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%


We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end.
Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit
Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations,
we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING Joint LifePay rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or annuitize in lieu of payments under the ING Joint LifePay rider. These events automatically cancel the ING
Joint LifePay rider.

Termination. The ING Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

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

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the ING Joint LifePay rider;

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay rider); or

3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay rider after the death of the other spouse. Once designated
“inactive,” a spouse may not regain active status under the ING Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay rider. However, all charges for the ING Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce” below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the ING Joint LifePay rider is issued
(the “effective date of the ING Joint LifePay rider”) and continues until the earliest of:

1)	the annuity start date;

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

4)	the surrender of the contract; or

5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

As described below, certain features of the ING Joint LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

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How the ING Joint LifePay Rider Works. The ING Joint LifePay rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the ING Joint LifePay rider and ends as of the business day before the first withdrawal is taken (or when the annuity start date is reached). The second phase is called the
Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract
(other than investment advisory fees, as described below) or the annuity start date, whichever occurs first. During the accumulation phase of the contract, the ING Joint LifePay rider may be in either the Growth Phase or the
Withdrawal Phase. During the income phase of the contract, the ING Joint LifePay rider may only be in the
Withdrawal Phase. The ING Joint LifePay rider is initially in Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the ING Joint LifePay rider by electing to enter the income phase and begin receiving annuity payments. However, if you have not elected to begin receiving annuity payments, and the ING Joint
LifePay rider enters Lifetime Automatic Periodic Benefit Status because the contract value has been reduced to zero, the ING Joint Life Pay rider and contract terminate (other than those provisions regarding the payment of the
Maximum Annual Withdrawal, as described below) and you can no longer elect to receive annuity payments.

Benefits paid under the ING Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The
ING Joint LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay rider on the contract date, the initial ING Joint LifePay Base is equal to the initial premium, plus premium credits, if applicable.

2)	If you purchased the ING Joint LifePay rider after the contract date, the initial ING Joint LifePay Base is equal to the contract value on the effective date of the ING Joint LifePay rider.

3)	The initial ING Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”). The ING Joint LifePay Base is also increased to equal the contract value if the contract value is greater than the current ING Joint LifePay Base, valued on each quarterly contract anniversary after the effective date of the ING Joint LifePay rider during the Growth Phase. The ING Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING Joint LifePay rider (see “ING Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay rider (which causes the end of the Growth
Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the
Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage

55-64	4%

65-75	5%

76-80	6%

81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is

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important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the ING Joint LifePay rider is in the Growth Phase, and the annuity start date is reached, the ING Joint
LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the
Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual
Withdrawal (an “excess withdrawal”), the Maximum Annual Withdrawal will be reduced on a pro-rata basis.
This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction of the amount withdrawn up to the Maximum
Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current
Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit deduction, Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2
below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount.

5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year.

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7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay rider at the time this status begins. If both spouses are active under the ING Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint
LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals, pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually

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or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal percentage multiplied by the contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual
Withdrawal will increase to be equal to the Maximum Annual Withdrawal percentage multiplied by the contract value on the Reset Effective Date. The reset option is only available when the ING Joint LifePay rider is in Lifetime
Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current
Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the ING Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See
Illustration 4 below.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the
Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

While the ING Joint LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic
Rebalancing” below.

Accepted Funds. Currently the Accepted Funds are:

  ING American Funds Asset Allocation Portfolio;
  ING Franklin Templeton Founding Strategy Portfolio;
  ING LifeStyle Growth Portfolio;
  ING LifeStyle Moderate Growth Portfolio;
  ING LifeStyle Moderate Portfolio;
  ING Liquid Assets Portfolio;
  ING MFS Total Return Portfolio;
  ING T. Rowe Price Capital Appreciation Portfolio;
  ING Van Kampen Equity and Income Portfolio;
  ING WisdomTreeSM Global High-Yielding Equity Index Portfolio;
  BlackRock Global Allocation V.I. Portfolio; and
  Fixed Interest Allocation

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

  ING American Funds Bond Portfolio;
  Lehman Brothers U. S. Aggregate Bond Index Portfolio;
  ING PIMCO Core Bond Portfolio;
  ING VP Intermediate Bond Portfolio;

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You may allocate your contract value to one or more of the Fixed Allocation Funds. We consider the ING
VP Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds
Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any ING
Joint LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint
LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H–
Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix H–
Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING
Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING
Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the
Tax Code for a subsequent spouse, the ING Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal.
See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the ING Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

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1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay rider will remain in effect pursuant to its original terms and ING Joint LifePay coverage and charges will continue. As of the date the contract is continued, the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the contract value on the date the contract is continued. Such a reset will not count as an exercise of the ING Joint LifePay Reset Option, and rider charges will not increase.

If the surviving spouse elects not to continue the contract, ING Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay rider terminates and ING Joint LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;

2)	change of owner from one custodian to another custodian for the benefit of the same individual;

3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefit.”

ING LifePay and ING Joint LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual
Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal, including surrender and/or MVA charges.

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Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals,
$4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, premium credit deduction and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual
Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum
Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 =
$1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%
($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals,
$4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual
Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal,
$1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%)
* $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit

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deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals,
$4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal,
$5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000
($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual
Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset
Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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APPENDIX K

Minimum Guaranteed Withdrawal Benefit (Applicable to Contracts issued in states where ING LifePay is not available.)

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING
PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the
MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment
Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

2)	if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your
Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.
Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB
Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum
Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount.
Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded
Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the
MAW at the time of the withdrawal. Please see “MGWB Excess Withdrawal Amount Examples, below.”

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB

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Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal
Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to
Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded
Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to
Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered
Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net
contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your
Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;

2)	your MGWB Withdrawal Account is greater than zero;

3)	you have not reached your latest allowable annuity start date;

4)	you have not elected to annuitize your Contract; and

5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;

2)	you have not reached your latest allowable annuity start date;

3)	you have not elected to annuitize your Contract; and

4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract’s latest annuity start date,
(ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit

Architect - 147946

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Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value
(defined below) or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-
remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the
Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account
under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB
Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up
Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner.
Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit
Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

Architect - 147946

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Minimum Guaranteed Withdrawal Benefit rider[1] :

Maximum Annual Charge if Step-Up

As an Annual Charge	As a Quarterly Charge	Benefit Elected[2]

0.45% of contract value	0.12% of contract value	1.00% of contract value

1 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

2 If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see “Minimum Guarantee Withdrawal
Benefit Step-Up Benefit”, above.

MGWB Excess Withdrawal Amount Examples. The following are examples of adjustments to the MGWB
Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the
Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the
MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a
withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal
Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 /
$93,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the
EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to
Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 *
7%).

Example #2: Owner has invested only in Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the
MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a
withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

Architect - 147946

K4

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the
EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to
Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 *
7%).

Example #3: Owner has invested in both Covered and Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered
Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the
Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered
Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds
(“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is
$38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from
Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 /
$40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the
EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to
Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 *
7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds
(“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds
(“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered
Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is
$30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from
Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal
Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered
Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds

Architect - 147946

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(“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds
(“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded
Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is
$50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from
Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of
$12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

Architect - 147946

K6

ING USA Annuity and Life Insurance Company ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


Architect - 147946

04/28 /08


PART B

Statement of Additional Information

ING ARCHITECT

Deferred Combination Variable and Fixed Annuity Contract

Issued by SEPARATE ACCOUNT B

of ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

     DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION:

April 28, 2008

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The
Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the
District of Columbia. ING USA’s financial statements appear in the Statement of Additional Information.

As of December 31, 2007, ING USA had approximately $3,119.0 million in stockholder’s equity and approximately $81,276.2 billion in total assets, including approximately $44,477.8 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an
affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account B of ING USA Annuity and Life Insurance Company
Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account B.

Independent Registered Public Accounting Firm
Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta GA 30308, an Independent
Registered Public Accounting Firm, perform annual audits of ING USA and Separate Account B.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2007, 2006 and 2005 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated
$568,432,009, $429,206,095 and $378,135,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

1

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services
LLC. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $109,907,841, $70,763,649 and
$42,969,000, for the years ended 2007, 2006, and 2005, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An
A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. For AUV’s calculated for this Contract, please see Condensed Financial Information (Accumulation Unit Values)
below).

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX) EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

2

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-
day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the
Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield”
because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced
Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

3

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company
Statements of Operations for the years ended December 31, 2007, 2006 and 2005
Balance Sheets as of December 31, 2007 and 2006
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2007, 2006 and 2005
Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005
Notes to Financial Statements

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this
Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B
Statements of Assets and Liabilities as of December 31, 2007
Statements of Operations for the year ended December 31, 2007
Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
Notes to Financial Statements

CONDENSED FINANCIAL INFORMATION

5

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Statements of Operations for the years ended
December 31, 2007, 2006, and 2005	C-3
Balance Sheets as of December 31, 2007 and 2006	C-4
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2007, 2006, and 2005	C-6
Statements of Cash Flows for the years ended
December 31, 2007, 2006, and 2005	C-7
Notes to Financial Statements	C-9

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance
Company as of December 31, 2007 and 2006, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended
December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company as of December 31,
2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 25, 2008

C-2

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

	Statements of Operations
(In millions)

	Year Ended December 31,
	2007	2006	2005

Revenue:

Net investment income	$ 1,346.4 $	1,156.4 $	1,102.2
Fee income	1,198.9	939.2	745.6

Premiums	19.6	20.5	21.8
Net realized capital losses	(391.2)	(90.4)	(2.9)

Other income	0.1	-	0.7

Total revenue	2,173.8	2,025.7	1,867.4

Benefits and expenses:

Interest credited and other benefits to contractowners	1,312.0	1,169.7	1,085.8
Operating expenses	269.6	228.0	192.5

Amortization of deferred policy acquisition

costs and value of business acquired	408.1	293.0	318.9
Interest expense	32.5	30.3	29.6

Other expense	24.2	28.1	16.5

Total benefits and expenses	2,046.4	1,749.1	1,643.3

Income before income taxes	127.4	276.6	224.1
Income tax (benefit) expense	(1.6)	64.4	34.2

Net income	$ 129.0	$ 212.2	$ 189.9

The accompanying notes are an integral part of these financial statements.

C-3

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

		As of December 31,
	2007	2006

Assets

Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $21,945.0 at 2007 and $17,071.8 at 2006)	$ 21,833.4	$ 17,054.4

Equity securities, available-for-sale, at fair value

(cost of $216.6 at 2007 and $39.1 at 2006)	211.1	40.6
Short-term investments	188.0	134.3

Mortgage loans on real estate	3,701.7	3,687.6
Policy loans	155.8	162.5

Limited partnerships/corporations	454.5	149.4
Other investments	394.1	493.5

Securities pledged

(amortized cost of $953.3 at 2007 and $875.5 at 2006)	942.6	864.0

Total investments	27,881.2	22,586.3

Cash and cash equivalents	204.4	608.6
Short-term investments under securities loan agreement	128.5	102.6

Accrued investment income	216.9	183.7
Receivable for securities sold	4.6	20.3

Deposits and reinsurance recoverable from affiliate	4,616.1	4,759.0
Deferred policy acquisition costs	2,908.4	2,669.9

Value of business acquired	128.7	110.1
Sales inducements to contractowners	645.4	630.7

Due from affiliates	22.9	29.7
Current income taxes	-	4.6

Other assets	41.3	43.8
Assets held in separate accounts	44,477.8	37,928.3

Total assets	$ 81,276.2	$ 69,677.6

The accompanying notes are an integral part of these financial statements.

C-4

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

		As of December 31,
	2007	2006

Liabilities and Shareholder's Equity

Future policy benefits and claims reserves	$ 31,461.6	$ 26,696.4
Payables for securities purchased	-	48.3

Collateral held, including payables under securities loan agreement	140.0	102.6
Borrowed money	715.5	769.6

Notes to affiliates	435.0	435.0
Due to affiliates	95.6	46.4

Current income taxes	40.7	-
Deferred income taxes	184.5	262.5

Other liabilities	606.5	399.4
Liabilities related to separate accounts	44,477.8	37,928.3

Total liabilities	78,157.2	66,688.5

Shareholder's equity
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5

Additional paid-in capital	4,132.7	3,978.4
Accumulated other comprehensive loss	(160.7)	(12.1)

Retained earnings (deficit)	(855.5)	(979.7)

Total shareholder's equity	3,119.0	2,989.1

Total liabilities and shareholder's equity	$ 81,276.2	$ 69,677.6

The accompanying notes are an integral part of these financial statements.

C-5

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Changes in Shareholder’s Equity
(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance at December 31, 2004	$ 2.5	$ 4,041.1	$ 112.7	$ (1,381.8)	$ 2,774.5
Comprehensive income:

Net income	-	-	-	189.9	189.9
Other comprehensive loss, net of tax:

Change in net unrealized capital gains (losses)

on securities ($(185.2) pretax)	-	-	(118.4)	-	(118.4)
Minimum pension liability ($(1.1) pretax)	-	-	1.0	-	1.0

Total comprehensive income					72.5

Contribution of capital	-	100.0	-	-	100.0

Employee share-based payments	-	2.0	-	-	2.0

Balance at December 31, 2005	2.5	4,143.1	(4.7)	(1,191.9)	2,949.0

Comprehensive income:
Net income	-	-	-	212.2	212.2

Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(10.7) pretax)	-	-	(7.3)	-	(7.3)

Pension liability ($0.6 pretax)	-	-	0.4	-	0.4
Other	-	-	1.1	-	1.1

Total comprehensive income					206.4

Cumulative effect of change of accounting
principle ($(2.4) pretax)	-	-	(1.6)	-	(1.6)

Capital distribution paid	-	(170.0)	-	-	(170.0)
Employee share-based payments	-	4.1	-	-	4.1

Other	-	1.2	-	-	1.2

Balance at December 31, 2006	2.5	3,978.4	(12.1)	(979.7)	2,989.1

Cumulative effect of change of accounting principles	-	-	-	(4.8)	(4.8)

Balance at January 1, 2007	2.5	3,978.4	(12.1)	(984.5)	2,984.3

Comprehensive loss:
Net income	-	-	-	129.0	129.0

Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(158.7) pretax), including
valuation allowance of $(46.9)	-	-	(149.7)	-	(149.7)

Pension liability ($3.4 pretax)	-	-	2.2	-	2.2
Other	-	-	(1.1)	-	(1.1)

Total comprehensive loss					(19.6)

Capital contribution	-	150.0	-	-	150.0

Employee share-based payments	-	4.3	-	-	4.3

Balance at December 31, 2007	$ 2.5	$ 4,132.7	$ (160.7)	$ (855.5)	$ 3,119.0

The accompanying notes are an integral part of these financial statements.

C-6

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2007	2006	2005

Cash Flows from Operating Activities:

Net income	$ 129.0 $	212.2 $	189.9
Adjustments to reconcile net income to
net cash provided by operating activities:

Capitalization of deferred policy acquisition costs
and sales inducements	(864.5)	(831.9)	(715.3)

Amortization of deferred policy acquisition costs,

value of business acquired, and sales inducements	528.3	367.1	387.7
Net accretion/decretion of discount/premium	52.2	57.7	93.1

Future policy benefits, claims reserves, and

interest credited	1,368.5	1,179.9	1,078.4
Provision for deferred income taxes	(69.0)	131.4	192.0
Net realized capital losses	391.2	90.4	2.9
Change in:

Accrued investment income	(33.2)	(8.7)	26.7
Reinsurance recoverable (excluding GICs)	117.6	(52.1)	(31.1)

Other receivables and asset accruals	2.5	(13.9)	(1.6)
Due to/from affiliates	56.0	(8.0)	(18.9)

Other payables and accruals	42.9	(3.1)	39.3
Employee share-based payments	4.3	4.1	2.0

Other, net	2.2	1.1	-

Net cash provided by operating activities	1,728.0	1,126.2	1,245.1

Cash Flows from Investing Activities:

Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,631.8	10,496.1	16,027.0

Equity securities, available-for-sale	16.5	15.8	20.7
Mortgage loans on real estate	776.1	523.7	739.7

Acquisition of:
Fixed maturities, available-for-sale	(15,767.5)	(11,446.3)	(17,518.1)

Equity securities, available-for-sale	(193.5)	(25.4)	(14.1)
Mortgage loans on real estate	(790.6)	(444.4)	(658.0)

Derivatives, net	22.9	(198.1)	(139.9)
Limited partnerships, net	(305.4)	(69.9)	(23.4)

Short-term investments, net	(53.8)	(79.7)	(49.1)
Other, net	13.4	4.7	(21.2)

Net cash used in investing activities	(5,650.1)	(1,223.5)	(1,636.4)

The accompanying notes are an integral part of these financial statements.

C-7

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows
	(In millions)

		Year Ended December 31,
	2007	2006	2005

Cash Flows from Financing Activities:

Deposits received for investment contracts	$ 10,458.9	$ 5,788.4	$ 5,225.6
Maturities and withdrawals from investment contracts	(7,062.2)	(4,497.2)	(5,039.7)

Reinsurance recoverable on investment contracts	25.3	(638.8)	(120.5)
Notes to affiliates	-	45.0	-

Short-term loan to affiliate	-	-	139.2
Short-term borrowings	(54.1)	(36.7)	92.9

Capital distribution to Parent	-	(170.0)	-
Capital contribution from Parent	150.0	-	100.0

Net cash provided by financing activities	3,517.9	490.7	397.5

Net (decrease) increase in cash and cash equivalents	(404.2)	393.4	6.2

Cash and cash equivalents, beginning of year	608.6	215.2	209.0

Cash and cash equivalents, end of year	$ 204.4	$ 608.6	$ 215.2

Supplemental cash flow information:
Income taxes paid (received), net	$ 21.3	$ (30.2)	$ (174.7)

Interest paid	$ 67.1	$ 66.2	$ 52.1

The accompanying notes are an integral part of these financial statements.

C-8

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as
appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and in the District of
Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc.
(“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V.
(“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING”.

Description of Business

The Company offers various insurance products, including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-dealers. The Company’s primary annuity customers are individual consumers.

The Company also offers guaranteed investment contracts and funding agreements
(collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in run-off, and the Company has ceded to other insurers all health insurance.

The Company has one operating segment.

C-9

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Recently Adopted Accounting Standards Accounting for Uncertainty in Income Taxes

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB
Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing
FIN 48, the Company recognized a cumulative effect of change in accounting principle of
$1.7 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With
Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants (“AICPA”)
issued Statement of Position (“SOP”) 05-1, “Accounting by Insurance Enterprises for
Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance
Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by Statement of Financial Accounting Standards (“FAS”) No. 60,
“Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and
Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

C-10

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the
Company recognized a cumulative effect of change in accounting principle of $4.8, before tax, or $3.1, net of $1.7 of income taxes, as a reduction to January 1, 2007
Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) to include internal replacements.

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, FASB issued No. 158, “Employers' Accounting for Defined Benefit
Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87,
88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

§	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;

§	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and

§	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying financial statements.
FAS No. 158 did not have a significant effect on the Company’s financial condition at
December 31, 2006. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s
Balance Sheets at December 31, 2006 was $(1.6) .

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid
Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No.
155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and
Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

C-11

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

§	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

§	Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

§	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

§	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 was adopted by the Company on January 1, 2007, and is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring on or after that date. The adoption of FAS No. 155 did not have a material effect on the Company’s financial position, results of operations, or cash flows.

New Accounting Pronouncements

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business
Combinations” (“FAS No. 141R”), which replaces FAS No. 141, “Business
Combinations,” as issued in 2001. FAS No. 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

§	Acquisition-related costs to be recognized separately and generally expensed;

§	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;

§	Contractual contingencies acquired to be recorded at acquisition-date fair values;

§	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and

§	The nature and financial effects of the business combination to be disclosed.

FAS No. 141R also amends or eliminates various other authoritative literature.

The provisions of FAS No. 141R are effective for fiscal years beginning on or after
December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after
January 1, 2009.

C-12

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial
Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value.
The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred.
Items eligible for the fair value option include:

§	Certain recognized financial assets and liabilities;

§	Rights and obligations under certain insurance contracts that are not financial instruments;

§	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and

§	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of Retained earnings (deficit). The Company will not be electing the fair value option for any eligible assets or liabilities in existence on January 1, 2008.

Fair Value Measurements

In September 2006, the FASB issued FAS No. 157, “Fair Value Measurements” (“FAS
No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

C-13

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in DAC, VOBA, and deferred income taxes.

Other-Than-Temporary-Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis.
Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

C-14

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

In addition, the Company invests in structured securities that meet the criteria of the
Emerging Issues Task Force (“EITF”) Issue No. 99-20, “Recognition of Interest Income
and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial
Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is recorded in Net realized capital gains (losses).

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for fixed maturities are largely determined by one of two pricing methods:
published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including pricing services or broker-dealer quotations.
Published price quotations may be unavailable or deemed unreliable due to a limited market for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-
downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).
At December 31, 2007 and 2006, the Company had no allowance for mortgage loan

C-15

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 24.5% and 19.9% of properties in California at December 31, 2007 and 2006, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank
Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company utilizes values established by third party brokers.

Embedded derivative instruments within investments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations. Guaranteed minimum withdrawals benefits (“GMWBs”) without life contingent payouts and guaranteed minimum accumulation benefits (“GMABs”)
represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The option component of a fixed indexed annuity (“FIA”) also represents an embedded derivative. These embedded derivatives are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

C-16

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income.
The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, total return, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

C-17

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of
Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges. DAC related to GICs, however, is amortized on a straight-line basis over the life of the contract.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with SOP 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the
Statements of Operations.

C-18

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $4.8, before tax, or $3.1, net of $1.7 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit).

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of
DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised
(“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and GICs. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience.

C-19

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Deferred annuity crediting rates and reserve interest rates varied by product up to 10.0% for 2007, 7.8% for 2006, and 8.0% for 2005.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2007, 2006, and 2005, immediate annuity reserve interest discount rates varied up to 8.0% .

Reserves for FIAs are computed in accordance with FAS No. 97 and FAS No. 133.
Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component.
Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses, less the present value of future net premiums.

Under Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises
for Certain Nontraditional Long-Duration Contracts for Separate Accounts” (“SOP 03-
1”), the Company calculates additional liabilities (“SOP 03-1 reserves”) for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognized for such products is in addition to the liability previously held and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using the contract-
credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

GMABs and GMWBs without life contingent payouts are considered to be derivatives under FAS No. 133. The additional reserves for these guarantees are recognized at fair value through the Statements of Operations.

C-20

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement.
Sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both Premiums and Interest credited and other benefits to contractowners in the Statements of Operations.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-21

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains
(losses) on the assets supporting the guaranteed interest option). The Statements of Cash
Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in
SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2007 and 2006, unrealized capital gains (losses) of $21.1 and $(4.1), respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the
Company as the direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 8.5% of the Company’s ordinary life insurance in force and 27.1% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales.
Dividends to participating policyholders of $14.8, $15.4, and $15.8, were incurred during the years ended December 31, 2007, 2006, and 2005, respectively.

C-22

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses (benefits)
result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Investments

Fixed Maturities and Equity Securities Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value

Fixed maturities:

U.S. Treasuries	$ 18.4	$ 1.0	$ -	$ 19.4
U.S. government agencies and authorities	86.1	1.0	0.3	86.8

State, municipalities, and political subdivisions	49.7	-	2.5	47.2

U.S. corporate securities:

Public utilities	1,417.5	22.8	13.4	1,426.9
Other corporate securities	6,742.7	81.1	67.0	6,756.8

Total U.S. corporate securities	8,160.2	103.9	80.4	8,183.7

Foreign securities(1):

Government	525.2	14.9	7.1	533.0
Other	3,280.6	40.5	59.4	3,261.7

Total foreign securities	3,805.8	55.4	66.5	3,794.7

Residential mortgage-backed securities	4,988.4	53.3	85.8	4,955.9
Commercial mortgage-backed securities	3,842.2	37.6	36.4	3,843.4

Other asset-backed securities	1,947.5	5.7	108.3	1,844.9

Total fixed maturities, including securities pledged	22,898.3	257.9	380.2	22,776.0
Less: securities pledged	953.3	6.1	16.8	942.6

Total fixed maturities	21,945.0	251.8	363.4	21,833.4
Equity securities	216.6	2.8	8.3	211.1

Total investments, available-for-sale	$ 22,161.6	$ 254.6	$ 371.7	$ 22,044.5

(1) Primarily U.S. dollar denominated.

C-23

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of
December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value

Fixed maturities:

U.S. Treasuries	$ 276.9	$ 0.2	$ 1.4	$ 275.7
U.S. government agencies and authorities	220.9	0.6	2.2	219.3

State, municipalities, and political subdivisions	43.0	0.5	0.4	43.1

U.S. corporate securities:

Public utilities	1,324.5	21.1	17.8	1,327.8
Other corporate securities	5,138.6	50.3	49.7	5,139.2

Total U.S. corporate securities	6,463.1	71.4	67.5	6,467.0

Foreign securities(1):

Government	486.1	16.2	4.3	498.0
Other	2,843.9	32.3	46.6	2,829.6

Total foreign securities	3,330.0	48.5	50.9	3,327.6

Residential mortgage-backed securities	3,841.4	44.8	62.8	3,823.4
Commercial mortgage-backed securities	1,928.6	15.1	20.2	1,923.5

Other asset-backed securities	1,843.4	5.2	9.8	1,838.8

Total fixed maturities, including securities pledged	17,947.3	186.3	215.2	17,918.4
Less: securities pledged	875.5	2.4	13.9	864.0

Total fixed maturities	17,071.8	183.9	201.3	17,054.4
Equity securities	39.1	1.5	-	40.6

Total investments, available-for-sale	$ 17,110.9	$ 185.4	$ 201.3	$ 17,095.0

(1) Primarily U.S. dollar denominated.

At December 31, 2007 and 2006, net unrealized loss was $127.8 and $27.4, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

C-24

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities as of December 31, 2007, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value

Due to mature:

One year or less	$ 550.8	$ 551.3
After one year through five years	5,800.7	5,856.5

After five years through ten years	3,797.6	3,776.3
After ten years	1,971.1	1,947.7

Mortgage-backed securities	8,830.6	8,799.3
Other asset-backed securities	1,947.5	1,844.9

Less: securities pledged	953.3	942.6

Fixed maturities, excluding securities pledged	$ 21,945.0	$ 21,833.4

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0%
of the Company’s Shareholder’s equity at December 31, 2007 or 2006.

At December 31, 2007 and 2006, fixed maturities with fair values of $11.2 and $10.7, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations
(“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding
CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2007 and 2006, approximately 7.5% and 6.7%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”)
and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2007 and 2006, the Company had $2,898.7 and $226.7,
respectively, in non-putable funding agreements, including accrued interest, issued to the
FHLB. The level of funding agreements issued to the FHLB as of December 31, 2007 increased significantly from the amount issued as of December 31, 2006. During the second half of 2007, the Company took advantage of the credit market dislocation to purchase highly rated assets and issue FHLB funding agreements. At December 31, 2007 and 2006, assets with a carrying value of approximately $3,270.1 and $703.0, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the
FHLB are included in Fixed maturities, available-for-sale, in the Balance Sheets.

C-25

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2007 and 2006, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $745.5 and $765.7, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $711.9 and $769.6 at December 31, 2007 and 2006, respectively.

The Company also enters into reverse repurchase agreements. At December 31, 2007, the Company did not have any securities in reverse repurchase agreements. At
December 31, 2006, the carrying value of the securities in reverse repurchase agreements was $16.4.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31,
2007 and 2006. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2007 and 2006, were primarily related to interest rate movement or changes in credit spreads to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S.
government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at
December 31, 2007 and 2006.

C-26

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

	Less than	More than
	Six Months	Six Months and	More than	Total
	Below	less than Twelve	Twelve Months	Unrealized
	Amortized	Months Below	Below	Capital
2007	Cost	Amortized Cost	Amortized Cost	Losses

Interest rate or spread widening	$ 37.8	$ 49.2	$ 62.7	$ 149.7
Mortgage and other asset-backed securities	73.3	134.8	22.4	230.5

Total unrealized capital losses	$ 111.1	$ 184.0	$ 85.1	$ 380.2

Fair value	$ 5,322.0	$ 3,248.4	$ 3,300.6	$ 11,871.0

2006

Interest rate or spread widening	$ 12.8	$ 6.2	$ 103.4	$ 122.4
Mortgage and other asset-backed securities	14.6	5.6	72.6	92.8

Total unrealized capital losses	$ 27.4	$ 11.8	$ 176.0	$ 215.2

Fair value	$ 3,095.9	$ 905.9	$ 6,026.5	$ 10,028.3

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.1% of the average book value. In addition, this category includes 753 securities, which have an average quality rating of A+. No other-
than-temporary impairment loss was considered necessary for these fixed maturities as of
December 31, 2007.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2007, 2006, and 2005.

		2007			2006			2005

			No. of			No. of			No. of
	Impairment		Securities	Impairment		Securities	Impairment		Securities

U.S. Treasuries	$ -	*	1	$ 0.1		1	$ 0.1		1
U.S. Corporate	81.0		173	15.8		63	3.0		12

Foreign	25.7		74	3.5		13	0.1		1
Residential mortgage-backed	3.0		24	12.7		68	16.4		86

Commercial mortgage-backed	-		-	-		-	1.2		1
Other asset-backed	43.3		91	1.2		2	0.5		2

Limited partnerships	0.3		1	0.5		2	0.5		1

Total	$ 153.3		364	$ 33.8		149	$ 21.8		104

*Less than $0.1.

The above schedule includes $31.0, $11.5, and $18.7 in other-than-temporary write-
downs for the years ended December 31, 2007, 2006, and 2005, respectively, related to the analysis of credit risk and the possibility of significant prepayment risk. The

C-27

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

remaining $122.3, $22.3, and $3.1 in write-downs for the years ended December 31,
2007, 2006, and 2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value.

The following table summarizes these write-downs by type for the years ended
December 31, 2007, 2006, and 2005.

		2007		2006		2005

			No. of		No. of		No. of
	Impairment		Securities	Impairment	Securities	Impairment	Securities

U.S. Treasuries	$ -	*	1	$ 0.1	1	$ 0.1	1
U.S. Corporate	70.6		161	15.8	63	2.6	11

Foreign	21.4		68	3.5	13	-	-
Residential mortgage-backed	1.0		5	1.7	4	0.4	1

Other asset-backed	29.3		84	1.2	2	-	-

Total	$ 122.3		319	$ 22.3	83	$ 3.1	13

* Less than $0.1.

The remaining fair value of fixed maturities with other-than-temporary impairments at
December 31, 2007, 2006, and 2005 was $2,353.8, $437.4, and $275.1, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the
Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31,
2007, 2006, and 2005.

	2007	2006	2005

Fixed maturities, available-for-sale	$ 1,176.1	$ 1,009.7	$ 936.4
Equity securities, available-for-sale	3.3	1.9	1.2

Mortgage loans on real estate	233.1	225.3	238.4
Policy loans	9.0	9.1	9.1

Short-term investments and cash equivalents	6.7	5.5	4.1
Other	35.1	13.9	10.5

Gross investment income	1,463.3	1,265.4	1,199.7
Less: investment expenses	116.9	109.0	97.5

Net investment income	$ 1,346.4	$ 1,156.4	$ 1,102.2

At December 31, 2007 and 2006, the Company had $60.3 and $30.5, respectively, of non-income producing investments in fixed maturities.

C-28

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investment on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains
(losses) on investments were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005

Fixed maturities, available-for-sale	$ (100.3)	$ (43.8)	$ 45.4
Equity securities, available-for-sale	0.5	0.9	0.2

Derivatives	(291.0)	(48.2)	(48.3)
Other	(0.4)	0.7	(0.2)

Net realized capital losses	$ (391.2)	$ (90.4)	$ (2.9)

After-tax net realized capital losses	$ (254.3)	$ (58.8)	$ (1.9)

Net realized capital losses increased for the year ended December 31, 2007, primarily due to higher losses on derivatives, along with higher losses on fixed maturities. The changes in derivatives were primarily driven by interest rate swaps and call options, partially offset by improvements in futures as a result of lower equity market performance. The losses on fixed maturities for the year ended December 31, 2007, were due to other-than-temporary impairments driven by the slow economic environment and widening of credit spreads in 2007.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses were as follows for the years ended December 31,
2007, 2006, and 2005.

	2007	2006	2005

Proceeds on sales	$ 5,859.3	$ 5,543.1	$ 9,317.1
Gross gains	41.1	64.5	97.2

Gross losses	57.0	78.0	75.2

C-29

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

3. Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107,
“Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107
requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.
In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

C-30

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Cash and cash equivalents, Short-term investments under securities loan agreement, and
Policy loans: The carrying amounts for these assets approximate the assets’ fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair value of the assets and liabilities. Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with key financial data from third party sources or through values established by third party brokers, on the Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2007 and 2006.

C-31

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

		2007			2006

	Carrying		Fair	Carrying		Fair
	Value		Value	Value		Value

Assets:

Fixed maturities, available-for-sale,

including securities pledged	$ 22,776.0	$ 22,776.0		$ 17,918.4	$ 17,918.4
Equity securities, available-for-sale	211.1		211.1	40.6		40.6

Mortgage loans on real estate	3,701.7		3,739.4	3,687.6		3,657.0
Policy loans	155.8		155.8	162.5		162.5

Cash, cash equivalents,

and Short-term investments

under securities loan agreement	332.9		332.9	711.2		711.2
Other investments	1,036.6		1,045.3	777.2		782.1

Assets held in separate accounts	44,477.8		44,477.8	37,928.3		37,928.3
Liabilities:

Investment contract liabilities:
Deferred annuities	19,733.8		18,150.4	19,732.4		18,108.0

Guaranteed investment contracts

and funding agreements	9,415.1		9,498.2	4,603.8		4,591.1
Supplementary contracts and
immediate annuities	900.3		900.3	931.1		931.1

Derivatives	273.8		273.8	64.2		64.2
Notes to affiliates	435.0		420.6	435.0		459.2

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the
Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-32

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value

	2007	2006	2007	2006

Interest Rate Caps

Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an

increasing interest rate environment.	$ 50.0	$ - $	0.1	$ -

Interest Rate Swaps

Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturity portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically

monthly or quarterly.	8,533.5	3,856.1	(138.2)	40.8

Foreign Exchange Swaps

Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,

typically quarterly or semi-annually.	288.3	244.8	(44.0)	(28.7)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss

exposure with respect to certain assets that the
Company owns, or to assume credit exposure on
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection. In the
event of a default on the underlying credit exposure,
the Company will either receive an additional
payment (purchased credit protection) or will be
required to make an additional payment (sold credit
protection) equal to the notional value of the swap
contract.

488.9 260.3

(22.1)

(0.1)

C-33

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Notional Amount		Fair Value

2007	2006	2007	2006

Total Return Swaps

Total return swaps are used to assume credit exposure
to a referenced index or asset pool. The difference
between different floating-rate interest amounts
calculated by reference to an agreed upon notional
principal amount is exchanged with other parties

at specified intervals.	$ - $	65.0	$ - $	0.1

Swaptions

Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate

swap at a specific future date.	302.5	665.0	- **	3.7

Futures

Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. The futures income would
serve to offset this increased expense. Futures
contracts are also used to hedge against an increase
in certain equity indices. Such increase may result
in increased payments to contract holders of fixed
indexed annuity contracts, and the futures income

offset this increased expense. The underlying
reserve liabilities are valued under either
SOP 03-01, or FAS No. 133 (see discussion under
“Reserves” section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains
(losses).	1,584.6	1,265.9	(6.4)	3.8

C-34

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Notional Amount		Fair Value

2007	2006	2007	2006

Options

Call options are used to hedge against an increase
in the various equity indices. Such increase may
result in increased payments to contract holders
of fixed indexed annuity contracts, and the options
offset this increased expense. Put options are used
to hedge the liability associated with embedded
derivatives in certain variable annuity contracts.
Both the options and the embedded derivative
reserve are carried at fair value. The change in value
of the options are recorded in Net realized capital
gains (losses); the change in value of the embedded
derivative is recorded in Interest credited and

other benefits to contractowners.	6,666.0	6,341.7	303.5	387.0

Embedded Derivatives
The Company also has investments in certain fixed

maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.

Within securities	N/A*	N/A*	33.8	5.1
Within retail annuity products	N/A*	N/A*	960.4	820.2

* N/A - not applicable. **Less than $0.1. Interest Rate Swaps

Interest rate swaps included two interest rate swaps with Security Life of Denver
Insurance Company (“Security Life”), an affiliate, each with notional amounts of $100.0 and fair values of $(1.6) and $(0.1), respectively, as of the date of termination at
August 31, 2007.

See Related Party Transactions footnote for further information.

Credit Default Swaps

As of December 31, 2007, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $235.4.

C-35

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

4. Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$ 1,704.1
Deferrals of commissions and expenses	614.0

Amortization:
Amortization	(400.2)

Interest accrued at 5% to 6%	105.5

Net amortization included in the Statements of Operations	(294.7)

Change in unrealized capital gains (losses) on available-for-sale securities	232.0

Balance at December 31, 2005	2,255.4

Deferrals of commissions and expenses	681.9
Amortization:

Amortization	(421.7)
Interest accrued at 5% to 6%	138.1

Net amortization included in the Statements of Operations	(283.6)
Change in unrealized capital gains (losses) on available-for-sale securities	16.2

Balance at December 31, 2006	2,669.9

Deferrals of commissions and expenses	729.1

Amortization:
Amortization	(592.0)

Interest accrued at 5% to 6%	162.2

Net amortization included in the Statements of Operations	(429.8)

Change in unrealized capital gains (losses) on available-for-sale securities	(56.0)
Implementation of SOP 05-1	(4.8)

Balance at December 31, 2007	$ 2,908.4

The estimated amount of DAC to be amortized, net of interest, is $478.9, $444.2, $414.2,
$360.4, and $311.3, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

C-36

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$ 112.2
Amortization:

Amortization	(30.8)
Interest accrued at 4% to 5%	6.6

Net amortization included in the Statements of Operations	(24.2)
Change in unrealized capital gains (losses) on available-for-sale securities	34.1

Balance at December 31, 2005	122.1
Amortization:

Amortization	(15.0)
Interest accrued at 4% to 5%	5.6

Net amortization included in the Statements of Operations	(9.4)
Change in unrealized capital gains (losses) on available-for-sale securities	(2.6)

Balance at December 31, 2006	110.1

Amortization:

Amortization	16.8
Interest accrued at 4% to 6%	4.9

Net amortization included in the Statements of Operations	21.7
Change in unrealized capital gains (losses) on available-for-sale securities	(3.1)

Balance at December 31, 2007	$ 128.7

The estimated amount of VOBA to be amortized, net of interest, is $13.4, $13.1, $11.9,
$10.6, and $9.7, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The increase in Amortization of DAC and VOBA in 2007 compared to 2006 is due in part to a $67.0 change in estimate recorded during the fourth quarter of 2007. This change resulted from refinements of the DAC model, partially offset by favorable unlocking of mutual fund and mortality and persistency unlocking.

The decrease in Amortization of DAC and VOBA in 2006 compared to 2005 is due to higher expected gross profits, which reflect revisions in prospective assumptions based on positive persistency experience and favorable equity market performance. The decrease was partially offset, however, by an increase in amortization driven by higher actual gross profits experience in 2006.

C-37

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Company revised and unlocked certain assumptions for its fixed and variable annuity products during 2007, 2006, and 2005. Unlocking adjustments and their acceleration
(deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 31, 2007, 2006, and 2005.

		2007	2006	2005

	Impact of separate account growth and contractowner

	withdrawal behavior favorable to assumptions	$ 1.3	$ (42.6)	$ (13.3)
	Unlock of contractowner withdrawal behavior
	assumptions for certain fixed deferred annuities	-	-	17.7

	Unlock of future rate of spread income assumptions

	on some fixed annuity liabilities	-	-	2.3
	Unlock on long-term separate account growth assumption	-	-	4.8

	Unlock of mortality and persistency assumptions	(12.0)	(19.8)	(4.2)
	Impact of DAC model refinements	67.0	-	-

	Unlock of mutual fund revenue sharing assumptions	(31.6)	-	-

	Total unlocking effect on Amortization of DAC and VOBA	$ 24.7	$ (62.4)	$ 7.3

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of the Insurance Division of the State of Iowa (the “Division”) for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company’s statutory surplus at the prior year end or (2) the Company’s prior year statutory net gain from operations.

During 2007 and 2005, the Company did not pay any dividends or return of capital distributions to Lion. During 2006, the Company paid $170.0 in a return of capital distribution to its Parent.

During 2007, the Company received $150.0 in capital contributions from Lion. During
2006, the Company did not receive any capital contributions from its Parent. During
2005, the Company received capital contributions of $100.0 from its Parent to support sales activities. On February 21, 2008, the Company received a $1.1 billion capital contribution from Lion.

C-38

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Division recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the
United States. Statutory net income (loss) was $(40.1), $(1.6), and $6.9, for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus was $2,552.6 and $1,660.7 as of December 31, 2007 and 2006, respectively. As specifically required by statutory accounting practices, statutory surplus as of December
31, 2007 includes the impact of the $1.1 billion capital contribution.

As of December 31, 2007, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affected statutory capital and surplus.

6. Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates SOP 03-1 reserves for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the GMDB SOP
03-1 reserve at December 31, 2007.

Area	Assumptions/Basis for Assumptions
Data used	Based on 100 investment performance scenarios stratified based on
10,000 random generated scenarios
Mean investment performance	8.125%
Volatility	18.0%
Mortality	1999 and prior issues – 80.0%, 80.0%, 90.0%, 90.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
2000 and later issues – 60.0%, 60.0%, 75.0%, 75.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	6.5%, based on the portfolio earned rate of the general account

The assumptions used for calculating the additional GMIB and Guaranteed Minimum
Withdrawal for Life Benefit (LifePay and LifePay Plus) liabilities at December 31, 2007, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

C-39

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of
December 31, 2007 and 2006, and the paid and incurred amounts by type for the years ended December 31, 2007 and 2006, were as follows:

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)

Separate account liability

at December 31, 2007	$ 44,477.8	$ 2,556.4	$ 20,066.1	$ 5,900.0

Separate account liability
at December 31, 2006	$ 37,928.3	$ 2,759.3	$ 18,036.9	$ 1,846.8

Additional liability balance:

Balance at January 1, 2006	$ 112.8	$ 9.4	$ 60.9	$ -

Incurred guaranteed benefits	43.4	(18.3)	22.4	1.7
Paid guaranteed benefits	(16.5)	-	-	-

Balance at December 31, 2006	139.7	(8.9)	83.3	1.7

Incurred guaranteed benefits	88.9	20.1	48.9	4.2

Paid guaranteed benefits	(19.2)	-	-	-

Balance at December 31, 2007	$ 209.4	$ 11.2	$ 132.2	$ 5.9

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2007 and 2006.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Minimum
	Death	Accumulation/	Income	Income
	Benefit	Withdrawal Benefit	Benefit	GMWB-For-Life
2007	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)

Net amount at risk, net of reinsurance	$ 1,796.0	$ 109.0	$ 391.9	$ 5.6
Weighted average attained age	63	63	59	63

2006

Net amount at risk, net of reinsurance	$ 1,252.7	$ 27.4	$ 200.0	$ -
Weighted average attained age	62	64	58	-

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2007 and 2006 was $44.5 billion and $37.9 billion, respectively.

C-40

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

7.	Sales Inducements

During the year ended December 31, 2007, the Company capitalized and amortized $135.4 and $120.2, respectively, of sales inducements. During the year ended December 31, 2006, the Company capitalized and amortized $150.0 and $74.1, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $645.4 and $630.7 as of December 31, 2007 and 2006, respectively.

8.	Income Taxes

Effective January 1, 2005, the Company files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2007, 2006, and 2005.

2007

2006

2005

Current tax expense (benefit):

Federal	$ 26.6	$ (67.6)	$ (156.7)

Total current tax expense (benefit)	26.6	(67.6)	(156.7)

Deferred tax (benefit) expense:
Operations and capital loss carryforwards	-	151.0	43.6

Other federal deferred tax	(28.2)	(19.0)	147.3

Total deferred tax (benefit) expense	(28.2)	132.0	190.9

Total income tax (benefit) expense	$ (1.6)	$ 64.4	$ 34.2

C-41

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended
December 31, 2007, 2006, and 2005.

Income before income taxes Tax rate Income tax at federal statutory rate Tax effect of: Meals and entertainment Dividend received deduction IRS audit settlements Other Income tax (benefit) expense

2007	2006	2005

$ 127.4	$ 276.6	$ 224.1
35.0%	35.0%	35.0%

44.6	96.8	78.4

0.7	0.6	0.4
(49.5)	(42.9)	(20.4)

-	-	(24.4)
2.6	9.9	0.2

$ (1.6)	$ 64.4	$ 34.2

Temporary Differences The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2007 and 2006, are presented below.

	2007	2006

Deferred tax assets:

Operations and capital loss carryforwards	$ 14.6	$ -
Future policy benefits	731.1	734.5

Goodwill	5.1	6.5
Investments	103.8	6.9

Employee compensation and benefits	45.4	31.3
Unrealized losses on investments	59.6	3.8

Other	68.0	9.7

Total gross assets before valuation allowance	1,027.6	792.7

Less: valuation allowance	(46.9)	-

Total gross assets, net of valuation allowance	980.7	792.7

Deferred tax liabilities:
Deferred policy acquisition cost	(1,120.3)	(1,018.9)

Value of purchased insurance in force	(42.7)	(34.4)
Other	(2.2)	(1.9)

Total gross liabilities	(1,165.2)	(1,055.2)

Net deferred income tax liability	$ (184.5)	$ (262.5)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

C-42

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2007, the Company had a $46.9 valuation allowance related to unrealized capital losses on investments, which is included in
Accumulated other comprehensive income (loss). The Company had no valuation allowance as of December 31, 2006.

Tax Sharing Agreement

The Company had a payable to ING AIH of $40.7 and a receivable from ING AIH of
$4.6 at December 31, 2007 and 2006, respectively, for federal income taxes under the intercompany tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $1.7 as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company had $61.5 of unrecognized tax benefits as of
January 1, 2007, of which $41.4 would affect the Company’s effective tax rate if recognized.

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

Balance at January 1, 2007	$ 61.5
Additions for tax positions related to the current year	6.9

Additions (reduction) for tax positions related to prior years	(2.0)

Balance at December 31, 2007	$ 66.4

The Company had $43.2 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and
Statements of Operations, respectively. The Company had accrued interest of $4.7 as of
December 31, 2007.

C-43

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Regulatory Matters

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. The settlement is not expected to have a material impact on the Company’s financial position. The timing of the settlement and any potential future payment of the remaining allowance related to the IRS audit of tax years 2004 and 2005 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended
Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretation of the statutes governing these computational questions.
Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the
Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $14.4 was accumulated in the
Policyholder’s Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs
Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’
Surplus Account during 2005 and 2006. During 2006, the Company made a return of capital distribution of $170.0, which eliminated the $14.4 balance in the Policyholders’
Surplus Account and, therefore, any potential tax on the accumulated balance.

9. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING
Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001.
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

C-44

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty
Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan
(except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is
responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $13.0, $17.1, and $15.9, for the years ended 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”).
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than
Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-
tax basis. ING North America matches such pre-tax contributions, up to a maximum of
6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the
Savings Plan were $4.9, $4.6, and $4.2, for the years ended December 31, 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Statements of
Operations.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of
American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates

C-45

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options
(i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock
Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on
ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.7, $7.4, and $4.0 for the years ended December 31, 2007, 2006, and 2005 respectively.

For leo, the Company recognized tax benefits of $2.5 in 2007 and minimal tax benefits in
2006 and 2005.

C-46

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING
North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2007, 2006, and 2005, were $0.6, $1.3, and $1.1, respectively.

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

§ Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker- dealers as agents. For the years ended December 31, 2007, 2006, and 2005, commissions were incurred in the amounts of $553.8, $418.0, and $371.5, respectively.

§ Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $78.0, $69.5, and $71.8, respectively.

C-47

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

§	Service agreement with DSL, in which the Company provides managerial and supervisory services to DSL and earns a fee that is calculated as a percentage of average assets in the Company’s variable separate accounts deposited in ING

Investors Trust. On August 9, 2007, the Company and DSL entered into an amendment to the service agreement effective July 31, 2007, which modifies the method for calculating the compensation owed to the Company for its provision of managerial and supervisory services to DSL. As a result of this amendment, DSL pays the Company the total net revenue associated with the Company’s deposits in ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, revenue for these services was $109.0, $62.0, and $43.0, respectively.

§	Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $96.6, $95.4, and $82.5, respectively.

§	Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting, and other services. For the years ended December 31, 2007, 2006, and 2005, expenses related to the agreements were incurred in the amount of $19.0, $6.1, and $5.7, respectively.

§	Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2007, 2006, and 2005, revenue related to the agreement was $6.3, $5.8, and $2.5, respectively.

§	ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2007, 2006, and 2005, ING Advisors Network sold new contracts of $1,429.3, $1,255.4, and $1,082.0, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate,
Security Life. Under the terms of the agreement, Security Life assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and
December 31, 2003. In addition, ING USA assigned to Security Life all future premiums received by ING USA attributable to the ceded contracts.

C-48

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Under the terms of the agreement, ING USA ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to Security Life, resulting in a realized capital gain of $47.9 to the Company.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission.
The Company incurred amortization expense of the negative ceding commission of $21.2 and $23.5 for the years ended December 31, 2007 and 2006, respectively, which is included in Other expenses in the Statements of Operations.

In addition, the Company entered into a 100% coinsurance agreement with Security Life dated January 1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2007 and 2006, the value of reserves ceded by the
Company under this agreement was $16.6 and $16.0, respectively.

The Company is a party to a Facultative Coinsurance Agreement with its affiliate,
Security Life, effective August 20, 1999. Under the terms of this agreement, the
Company facultatively cedes to Security Life, from time to time, certain GICs on a 100%
coinsurance basis. The value of GIC reserves ceded by the Company under this agreement was $2.3 billion and $2.2 billion at December 31, 2007 and 2006, respectively.

Financing Agreements

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January
2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0%
of the Company's statutory admitted assets as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15% . Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred interest expense of $3.5, $1.5, and $0.9, for the years ended December 31, 2007, 2006, and 2005, respectively. The Company earned interest income of $6.7, $4.9, and $4.3, for the years ended December 31, 2007, 2006, and 2005, respectively. Interest expense and income are included in Interest expense and
Net investment income, respectively, on the Statements of Operations. At December 31,
2007 and 2006, the Company had no amounts outstanding with ING AIH under the reciprocal loan agreement.

C-49

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on
December 8, 1999, to its affiliate, Security Life, which matures on December 7, 2029.
Interest is charged at an annual rate of 7.98% . Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, for each of the years ended December 31, 2007, 2006, and 2005, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
and Security Life of Denver International, Limited, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-
annually in arrears on June 29 and December 29 of each year, commencing on June 29,
2005. Interest expense was $25.4 for each of the years ended December 31, 2007, 2006, and 2005, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent,
Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company,
ING Verzekeringen N.V. ("ING V"), which has been guaranteed by Lion’s immediate parent, ING AIH.

Under the terms of the funding agreement, the Company will pay Lion interest quarterly at the credited interest rate until maturity, and on the maturity date, the Company will pay
Lion the single deposit and any accrued and unpaid interest. The credited interest rate shall be the three-month LIBOR, plus 0.05%, and shall be reset quarterly. The maturity date of the funding agreement shall be August 10, 2009, or such later date to which the maturity date may be extended; provided, however, that the maturity date may not be extended beyond August 10, 2012.

C-50

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Proprietary Alpha Fund

On September 4, 2007, ING USA invested $125.0 into the ING Proprietary Alpha Fund,
LLC (“PAF”). PAF is a newly-formed multi-strategy investment fund established as a
U.S. domiciled limited liability company managed by ING Alternative Asset
Management LLC (“IAAM”). PAF’s initial capital of $300.0 was provided by ING

USA’s affiliated insurance and non-insurance companies.

The investment strategies

within PAF include both long and short exposures to various investments and utilize various fixed income, equity and derivative financial instruments.

Tax Sharing Agreements

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group.
Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Derivatives

On August 31, 2007, ING USA terminated two interest rate swaps with Security Life to reduce the Company’s exposure to cash flow variability of assets and liabilities. Under the terms of the agreement, the Company paid the quarterly quoted 3-month LIBOR rate and received a fixed rate of 4.8% and 4.9% for swaps that mature on December 30, 2010 and 2015, respectively. The notional amount of each swap was $100.0. The fair values of the swaps were $(1.6) and $(0.1) for the December 30, 2010 and 2015 swaps, respectively, at the date of termination.

As of December 31, 2007 and 2006, the Company had call options with a notional amount of $167.8 and $935.4 respectively, and market value of $42.6 and $78.6, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

C-51

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Purchase of Investments

On September 27, 2007, the Company purchased at fair value financial assets with a fair value of $435.0 from Security Life, an affiliate. The investments, which primarily consisted of AAA rated collateralized mortgage obligations were purchased by the
Company with the intent to use them as part of the FHLB funding agreement program.
These assets are included in fixed maturities on the Balance Sheets.

On August 21, 2007, ING USA purchased at fair value U.S. commercial mortgage loans with a fair value of $17.9 from ING Bank of Canada, an affiliate.

11. Financing Agreements

The Company maintains a $100.0 uncommitted, perpetual revolving note facility with the
Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended
December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, the Company had
no amounts outstanding under the revolving note facility.

The Company also maintains a $75.0 uncommitted line-of-credit agreement with PNC
Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of the Company borrowing accrues at an annual rate equal to the rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended
December 31, 2007 and 2006. At December 31, 2007 and 2006, the Company had no
amounts outstanding under the line-of-credit agreement.

The Company maintains a $100.0 uncommitted line-of-credit agreement with Svenska
Handelsbanken AB (Publ.) (“Svenska”), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to
ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2007. At December 31, 2007, the Company had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

C-52

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

12. Reinsurance

At December 31, 2007, the Company had reinsurance treaties with 16 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company also has reinsurance treaties with one affiliate, Security Life, related to GICs, fixed annuities, and universal life insurance policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $689.1 and $755.3 at
December 31, 2007 and 2006, respectively. Net receivables were comprised of the following at December 31, 2007 and 2006.

	2007	2006

Claims recoverable from reinsurers	$ 6.9	$ 7.2
Payable for reinsurance premiums	1.4	(2.3)

Reinsured amounts due to reinsurers	(36.2)	(29.9)
Reserve credits	5.1	9.1

Reinsurance ceded	2,452.1	2,265.7
Deposits	2,153.2	2,478.4

Other	33.6	30.8

Total	$ 4,616.1	$ 4,759.0

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005

Deposits ceded under reinsurance	$ 1,309.1	$ 1,144.3	$ 722.2
Premiums ceded under reinsurance	2.4	2.5	3.0

Reinsurance recoveries	1,723.2	657.6	703.4

Also see Reinsurance Agreements in the Related Party Transactions footnote.

13. Commitments and Contingent Liabilities

Leases The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

C-53

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2007, 2006, and 2005, rent expense for leases was

$7.9, $8.3, and $8.0, respectively.

The future net minimum payments under

noncancelable leases for the years ended December 31, 2008 through 2012 are estimated to be $8.6, $8.6, $7.0, $5.7, and $5.5, respectively, and $24.2, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties.
Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $616.3, $156.5 of which was with related parties.
At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $537.9, $143.2 of which was with related parties.
During 2007 and 2006, $33.1 and $32.4, respectively, was funded to related parties under these commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company will reimburse the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement.
The Company can seek recovery of any losses under the agreements by sale or collection of the received reference obligation. As of December 31, 2007, the maximum potential future exposure to the Company under the guarantee was $32.5.

Cash Collateral

Under the terms of the Company’s Over-The-Counter Derivative International Swaps and
Derivatives Association, Inc. Agreements (“ISDA Agreements”), the Company may
receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA
Agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal
Funds rate. As of December 31, 2007, the Company held $11.5 of cash collateral, which was included in Collateral held, including payables under securities loan agreement and was reinvested in Short-term investments under securities loan agreement on the

C-54

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Condensed Balance Sheets. The Company held no cash collateral under the ISDA
Agreements as of December 31, 2006.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the
Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance;
sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the
Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the
Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

C-55

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues,
ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and
Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s
U.S.-based operations, including the Company.

C-56

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

14.	Accumulated Other Comprehensive Income (Loss)

	Shareholder’s equity included the following components of Accumulated			other
	comprehensive income (loss) as of December 31, 2007, 2006, and 2005.

		2007	2006	2005

	Net unrealized capital (losses) gains:

	Fixed maturities, available-for-sale	$ (122.3) $	(28.9) $	(6.9)
	Equity securities, available-for-sale	(5.5)	1.5	1.1

	DAC/VOBA adjustment on

	available-for-sale securities	(36.9)	21.1	7.5
	Sales inducements adjustment on
	available-for-sale securities	0.5	1.0	2.5

Other investments Unrealized capital (losses) gains , before tax

(6.4)	(6.6)	(5.4)

(170.6)	(11.9)	(1.2)

Deferred income tax asset (liability)	59.7	3.8	0.4
Deferred tax asset valuation allowance	(46.9)	-	-

Net unrealized capital (losses) gains	(157.8)	(8.1)	(0.8)
Pension liability, net of tax	(2.9)	(5.1)	(3.9)

Other	-	1.1	-

Accumulated other comprehensive (loss) income	$ (160.7)	$ (12.1)	$ (4.7)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains
(losses) on securities, including securities pledged, were as follows for the years ended
December 31, 2007, 2006, and 2005.

	2007	2006	2005

Fixed maturities, available-for-sale	$ (93.4)	$ (22.0)	$ (458.3)
Equity securities, available-for-sale	(7.0)	0.4	0.6

DAC/VOBA adjustment on

available-for-sale securities	(58.0)	13.6	266.1
Sales inducements adjustment on
available-for-sale securities	(0.5)	(1.5)	9.2

Other investments	0.2	(1.2)	(2.8)

Unrealized capital (losses) gains, before tax	(158.7)	(10.7)	(185.2)

Deferred income tax asset (liability)	55.9	3.4	66.8

Net change in unrealized capital (losses) gains	$ (102.8)	$ (7.3)	$ (118.4)

C-57

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Net unrealized capital holding (losses) gains
arising during the year (1)
Less: reclassification adjustment for (losses) gains
and other items included in Net income (2)
Net change in unrealized capital (losses)
gains on securities

2007	2006	2005

$ (210.5)	$ (49.5)	$ (69.2)
(107.7)	(42.2)	49.2

$ (102.8)	$ (7.3)	$ (118.4)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $(324.9), $(72.6), and $(108.3), for the years ended December 31, 2007, 2006, and 2005, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(166.2), $(61.9), and $76.9, for the years ended December 31, 2007, 2006, and 2005, respectively.

C-58

QUARTERLY DATA (UNAUDITED)
(Dollar amounts in millions, unless otherwise stated)

2007	First	Second	Third	Fourth

Total revenue	$ 512.4	$ 632.7	$ 534.7	$ 494.0

Income (loss) before income taxes	96.6	138.1	37.1	(144.4)

Income tax expense (benefit)	26.9	41.0	(11.1)	(58.4)

Net income (loss)	$ 69.7	$ 97.1	$ 48.2	$ (86.0)

2006	First	Second	Third	Fourth

Total revenue	$ 425.1	$ 502.2	$ 535.6	$ 562.8

Income before income taxes	54.1	54.2	75.6	92.7

Income tax expense	13.5	13.0	2.1	35.8

Net income	$ 40.6	$ 41.2	$ 73.5	$ 56.9

C-59

FINANCIAL STATEMENTS ING USA Annuity and Life Insurance Company Separate Account B Year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

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ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Financial Statements Year ended December 31, 2007

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING
USA Annuity and Life Insurance Company Separate Account B (the “Account”) as of December 31,
2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A
Columbia Federal Securities Fund, Variable Series - Class A
Columbia Large Cap Growth Fund, Variable Series - Class A
Columbia Small Cap Value Fund, Variable Series - Class B
Columbia Small Company Growth Fund, Variable Series -
Class A
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Mutual Shares Securities Fund - Class 2
ING GET Fund:
ING GET Fund - Series Q
ING GET Fund - Series R
ING GET Fund - Series S
ING GET Fund - Series T
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2
Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service 2 Class
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class
ING EquitiesPlus Portfolio - Service Class
ING EquitiesPlus Portfolio - Service 2 Class
ING Evergreen Health Sciences Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class
ING Evergreen Omega Portfolio - Service 2 Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class

ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
ING FMRSM Large Cap Growth Portfolio - Service Class
ING FMRSM Mid Cap Growth Portfolio - Service Class
ING FMRSM Mid Cap Growth Portfolio - Service 2 Class
ING Focus 5 Portfolio - Service Class
ING Franklin Income Portfolio - Service Class
ING Franklin Income Portfolio - Service 2 Class
ING Franklin Mutual Shares Portfolio - Service Class
ING Franklin Templeton Founding Strategy Portfolio - Service
Class
ING Global Real Estate Portfolio - Service Class
ING Global Real Estate Portfolio - Service 2 Class
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Global Technology Portfolio - Service Class
ING Global Technology Portfolio - Service 2 Class
ING International Growth Opportunities Portfolio - Service Class
ING International Growth Opportunities Portfolio - Service 2
Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser
Class
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service 2 Class
ING Julius Baer Foreign Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class
ING Legg Mason Partners All Cap Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service 2 Class
ING Legg Mason Value Portfolio - Service Class
ING Legg Mason Value Portfolio - Service 2 Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service 2 Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service 2 Class
ING LifeStyle Moderate Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service 2 Class

ING Investors Trust (continued):
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Liquid Assets Portfolio - Service 2 Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class
ING MarketPro Portfolio - Service Class
ING MarketPro Portfolio - Service 2 Class
ING MarketStyle Growth Portfolio - Service Class
ING MarketStyle Moderate Growth Portfolio - Service Class
ING MarketStyle Moderate Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class
ING Marsico International Opportunities Portfolio - Service
Class
ING MFS Total Return Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Oppenheimer Main Street Portfolio® - Service 2 Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO Core Bond Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service 2
Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
ING Templeton Global Growth Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service 2 Class
ING UBS U.S. Allocation Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service 2 Class
ING Van Kampen Capital Growth Portfolio - Service Class
ING Van Kampen Capital Growth Portfolio - Service 2 Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Global Franchise Portfolio - Service 2 Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service 2 Class
ING Van Kampen Real Estate Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service 2 Class
ING VP Index Plus International Equity Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service 2
Class
ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2
Class
ING Mutual Funds:
ING Diversified International Fund - Class R
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class
ING American Century Select Portfolio - Initial Class
ING American Century Select Portfolio - Service Class
ING American Century Small-Mid Cap Value Portfolio - Service
Class
ING Baron Small Cap Growth Portfolio - Service Class

ING Partners, Inc. (continued):
ING Columbia Small Cap Value II Portfolio - Service Class
ING Davis New York Venture Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class
ING JPMorgan International Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Neuberger Berman Regency Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING Thornburg Value Portfolio - Initial Class
ING Thornburg Value Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S
ING VP Strategic Allocation Growth Portfolio - Class S
ING VP Strategic Allocation Moderate Portfolio - Class S
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I
ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING GET U.S. Core Portfolio - Series 14
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S
ING VP Growth Portfolio - Class S
ING VP Index Plus LargeCap Portfolio - Class S

ING Variable Portfolios, Inc. (continued):
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP International Equity Portfolio - Class S
ING VP Small Company Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S
ING VP International Value Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio
Legg Mason Partners Variable Investors Portfolio
Legg Mason Partners Variable Large Cap Value Portfolio
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable Money Market Portfolio

Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
Pioneer Small Cap Value VCT Portfolio - Class II
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance
Company Separate Account B at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 21, 2008

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

Columbia
		Columbia Asset	Federal	Columbia Large	Columbia Small
	AIM V.I.	Allocation	Securities Fund,	Cap Growth	Cap Value
	Leisure Fund -	Fund, Variable	Variable Series	Fund, Variable	Fund, Variable
	Series I Shares	Series - Class A	- Class A	Series - Class A	Series - Class B

Assets
Investments in mutual funds
at fair value	$ 42,311	$ 668	$ 80	$ 484	$ 256,926
Total assets	42,311	668	80	484	256,926

Liabilities
Payable to related parties	6	-	-	-	37

Total liabilities	6	-	-	-	37

Net assets	$ 42,305	$ 668	$ 80	$ 484	$ 256,889

Net assets
Accumulation units	$ 42,305	$ 668	$ 80	$ 484	$ 256,889
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 42,305	$ 668	$ 80	$ 484	$ 256,889

Total number of mutual fund shares	3,339,440	43,814	7,598	15,431	14,265,714

Cost of mutual fund shares	$ 39,576	$ 565	$ 83	$ 370	$ 245,007

The accompanying notes are an integral part of these financial statements. 4

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

Columbia Small
	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Growth Fund,	Equity-Income	Contrafund®	Cap Value
	Variable Series	Portfolio -	Portfolio -	Securities Fund	ING GET Fund
	- Class A	Service Class 2	Service Class 2	- Class 2	- Series U

Assets
Investments in mutual funds
at fair value	$ 91	$ 373,427	$ 922,669	$ 8,548	$ 70,793
Total assets	91	373,427	922,669	8,548	70,793

Liabilities
Payable to related parties	-	40	82	-	17

Total liabilities	-	40	82	-	17

Net assets	$ 91	$ 373,387	$ 922,587	$ 8,548	$ 70,776

Net assets
Accumulation units	$ 91	$ 373,387	$ 922,587	$ 8,548	$ 70,776
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 91	$ 373,387	$ 922,587	$ 8,548	$ 70,776

Total number of mutual fund shares	6,247	15,843,314	33,600,460	499,894	7,065,149

Cost of mutual fund shares	$ 59	$ 385,837	$ 1,025,841	$ 9,177	$ 70,181

The accompanying notes are an integral part of these financial statements. 5

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING	ING
		AllianceBernstein	AllianceBernstein		ING American
		Mid Cap Growth	Mid Cap Growth	ING American	Funds Growth-
	ING GET Fund	Portfolio - Service	Portfolio - Service 2	Funds Growth	Income
	- Series V	Class	Class	Portfolio	Portfolio

Assets
Investments in mutual funds
at fair value	$ 95,748	$ 431,753	$ 18,870	$ 2,456,018	$ 1,595,165
Total assets	95,748	431,753	18,870	2,456,018	1,595,165

Liabilities
Payable to related parties	23	71	2	252	157
Total liabilities	23	71	2	252	157
Net assets	$ 95,725	$ 431,682	$ 18,868	$ 2,455,766	$ 1,595,008

Net assets
Accumulation units	$ 95,725	$ 431,682	$ 18,868	$ 2,455,766	$ 1,595,008
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 95,725	$ 431,682	$ 18,868	$ 2,455,766	$ 1,595,008

Total number of mutual fund shares	9,268,923	24,601,309	1,085,080	34,533,443	35,806,172

Cost of mutual fund shares	$ 92,494	$ 390,134	$ 18,265	$ 1,857,047	$ 1,347,120

The accompanying notes are an integral part of these financial statements. 6

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING BlackRock
		Large Cap	ING BlackRock
	ING American	Growth	Large Cap	ING BlackRock	ING BlackRock
	Funds	Portfolio -	Growth	Large Cap	Large Cap
	International	Institutional	Portfolio -	Value Portfolio Value Portfolio
	Portfolio	Class	Service Class	- Service Class	- Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 1,548,147	$ 244	$ 153,527	$ 57,559	$ 4,303
Total assets	1,548,147	244	153,527	57,559	4,303

Liabilities
Payable to related parties	147	-	20	7	-

Total liabilities	147	-	20	7	-

Net assets	$ 1,548,000	$ 244	$ 153,507	$ 57,552	$ 4,303

Net assets
Accumulation units	$ 1,548,000	$ 244	$ 153,507	$ 57,552	$ 4,303
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 1,548,000	$ 244	$ 153,507	$ 57,552	$ 4,303

Total number of mutual fund shares	58,954,580	19,726	12,451,490	4,105,474	308,698

Cost of mutual fund shares	$ 1,125,424	$ 248	$ 138,997	$ 54,016	$ 3,819

The accompanying notes are an integral part of these financial statements. 7

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING Capital	ING Capital
	Guardian U.S.	Guardian U.S.	ING	ING	ING Evergreen
	Equities	Equities	EquitiesPlus	EquitiesPlus	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 465,502	$ 8,502	$ 102,423	$ 33	$ 205,661
Total assets	465,502	8,502	102,423	33	205,661

Liabilities
Payable to related parties	66	1	21	-	26

Total liabilities	66	1	21	-	26

Net assets	$ 465,436	$ 8,501	$ 102,402	$ 33	$ 205,635

Net assets
Accumulation units	$ 465,436	$ 8,501	$ 102,402	$ 33	$ 205,635
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 465,436	$ 8,501	$ 102,402	$ 33	$ 205,635

Total number of mutual fund shares	41,158,415	753,705	10,031,588	3,248	16,168,335

Cost of mutual fund shares	$ 409,454	$ 8,288	$ 101,111	$ 32	$ 179,964

The accompanying notes are an integral part of these financial statements. 8

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

					ING FMRSM
	ING Evergreen	ING Evergreen	ING FMRSM	ING FMRSM	Large Cap
	Omega	Omega	Diversified Mid Diversified Mid		Growth
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 8,528	$ 1,301	$ 1,062,157	$ 47,077	$ 160,666
Total assets	8,528	1,301	1,062,157	47,077	160,666

Liabilities
Payable to related parties	1	-	161	5	23

Total liabilities	1	-	161	5	23

Net assets	$ 8,527	$ 1,301	$ 1,061,996	$ 47,072	$ 160,643

Net assets
Accumulation units	$ 8,527	$ 1,301	$ 1,061,991	$ 47,072	$ 160,643
Contracts in payout (annuitization)	-	-	5	-	-

Total net assets	$ 8,527	$ 1,301	$ 1,061,996	$ 47,072	$ 160,643

Total number of mutual fund shares	666,270	102,154	69,695,358	3,105,355	14,306,897

Cost of mutual fund shares	$ 7,597	$ 1,103	$ 952,453	$ 41,023	$ 155,558

The accompanying notes are an integral part of these financial statements. 9

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING FMRSM	ING FMRSM
	Mid Cap	Mid Cap		ING Franklin	ING Franklin
	Growth	Growth	ING Focus 5	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 377,647	$ 17,921	$ 99,547	$ 342,106	$ 9,020
Total assets	377,647	17,921	99,547	342,106	9,020

Liabilities
Payable to related parties	86	2	6	30	-

Total liabilities	86	2	6	30	-

Net assets	$ 377,561	$ 17,919	$ 99,541	$ 342,076	$ 9,020

Net assets
Accumulation units	$ 377,537	$ 17,919	$ 99,541	$ 342,076	$ 9,020
Contracts in payout (annuitization)	24	-	-	-	-

Total net assets	$ 377,561	$ 17,919	$ 99,541	$ 342,076	$ 9,020

Total number of mutual fund shares	29,759,421	1,423,452	9,562,673	30,572,451	807,523

Cost of mutual fund shares	$ 263,881	$ 15,557	$ 101,857	$ 338,670	$ 9,034

The accompanying notes are an integral part of these financial statements. 10

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING Franklin
Templeton
	ING Franklin	Founding	ING Global	ING Global	ING Global
	Mutual Shares	Strategy	Real Estate	Real Estate	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 199,501	$ 520,622	$ 145,410	$ 2,736	$ 828,140
Total assets	199,501	520,622	145,410	2,736	828,140

Liabilities
Payable to related parties	16	32	15	-	93

Total liabilities	16	32	15	-	93

Net assets	$ 199,485	$ 520,590	$ 145,395	$ 2,736	$ 828,047

Net assets
Accumulation units	$ 199,485	$ 520,590	$ 145,395	$ 2,736	$ 828,013
Contracts in payout (annuitization)	-	-	-	-	34

Total net assets	$ 199,485	$ 520,590	$ 145,395	$ 2,736	$ 828,047

Total number of mutual fund shares	20,652,314	53,672,396	12,047,251	225,761	31,620,449

Cost of mutual fund shares	$ 199,956	$ 531,247	$ 161,516	$ 3,047	$ 672,171

The accompanying notes are an integral part of these financial statements. 11

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				ING	ING
				International	International
	ING Global	ING Global	ING Global	Growth	Growth
	Resources	Technology	Technology	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 41,173	$ 129,572	$ 7,297	$ 142,402	$ 10,824
Total assets	41,173	129,572	7,297	142,402	10,824

Liabilities
Payable to related parties	4	15	1	24	1
Total liabilities	4	15	1	24	1
Net assets	$ 41,169	$ 129,557	$ 7,296	$ 142,378	$ 10,823

Net assets
Accumulation units	$ 41,169	$ 129,557	$ 7,296	$ 142,378	$ 10,823
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 41,169	$ 129,557	$ 7,296	$ 142,378	$ 10,823

Total number of mutual fund shares	1,582,975	16,893,412	958,853	13,745,357	1,049,824

Cost of mutual fund shares	$ 30,786	$ 123,690	$ 6,772	$ 130,048	$ 9,885

The accompanying notes are an integral part of these financial statements. 12

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING JPMorgan	ING JPMorgan
	ING Janus	ING Janus	Emerging	Emerging	ING JPMorgan
	Contrarian	Contrarian	Markets Equity	Markets Equity	Small Cap Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio
	Service Class	Service 2 Class	Adviser Class	Service Class	- Service Class

Assets
Investments in mutual funds
at fair value	$ 784,716	$ 39,417	$ 47,817	$ 867,448	$ 236,412
Total assets	784,716	39,417	47,817	867,448	236,412

Liabilities
Payable to related parties	101	4	4	98	25
Total liabilities	101	4	4	98	25
Net assets	$ 784,615	$ 39,413	$ 47,813	$ 867,350	$ 236,387

Net assets
Accumulation units	$ 784,615	$ 39,413	$ 47,813	$ 867,335	$ 236,387
Contracts in payout (annuitization)	-	-	-	15	-

Total net assets	$ 784,615	$ 39,413	$ 47,813	$ 867,350	$ 236,387

Total number of mutual fund shares	44,334,234	2,242,174	1,798,969	32,391,619	17,815,551

Cost of mutual fund shares	$ 717,553	$ 36,823	$ 25,933	$ 563,021	$ 236,034

The accompanying notes are an integral part of these financial statements. 13

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING JPMorgan	ING JPMorgan
	ING JPMorgan	Value	Value	ING Julius Baer	ING Julius Baer
	Small Cap Core Opportunities		Opportunities	Foreign	Foreign
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 50,964	$ 41,474	$ 1,674	$ 908,481	$ 74,254
Total assets	50,964	41,474	1,674	908,481	74,254

Liabilities
Payable to related parties	5	4	-	88	7

Total liabilities	5	4	-	88	7

Net assets	$ 50,959	$ 41,470	$ 1,674	$ 908,393	$ 74,247

Net assets
Accumulation units	$ 50,959	$ 41,470	$ 1,674	$ 908,393	$ 74,247
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 50,959	$ 41,470	$ 1,674	$ 908,393	$ 74,247

Total number of mutual fund shares	3,872,661	3,529,675	143,440	49,400,827	4,053,186

Cost of mutual fund shares	$ 47,595	$ 43,905	$ 1,706	$ 725,336	$ 54,140

The accompanying notes are an integral part of these financial statements. 14

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING LifeStyle	ING LifeStyle
	ING Legg	ING Legg	Aggressive	Aggressive	ING LifeStyle
	Mason Value	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 352,742	$ 25,417	$ 1,326,112	$ 4,329	$ 3,874,407
Total assets	352,742	25,417	1,326,112	4,329	3,874,407

Liabilities
Payable to related parties	45	3	216	1	-

Total liabilities	45	3	216	1	-

Net assets	$ 352,697	$ 25,414	$ 1,325,896	$ 4,328	$ 3,874,407

Net assets
Accumulation units	$ 352,697	$ 25,414	$ 1,325,896	$ 4,328	$ 3,874,407
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 352,697	$ 25,414	$ 1,325,896	$ 4,328	$ 3,874,407

Total number of mutual fund shares	33,722,969	2,443,956	94,993,661	310,742	286,568,532

Cost of mutual fund shares	$ 310,921	$ 24,015	$ 1,169,584	$ 4,325	$ 3,527,603

The accompanying notes are an integral part of these financial statements. 15

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING LifeStyle	ING LifeStyle
	ING LifeStyle	Moderate	Moderate	ING LifeStyle	ING LifeStyle
	Growth	Growth	Growth	Moderate	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 12,287	$ 2,954,262	$ 16,309	$ 1,290,741	$ 13,610
Total assets	12,287	2,954,262	16,309	1,290,741	13,610

Liabilities
Payable to related parties	1	307	1	127	1
Total liabilities	1	307	1	127	1
Net assets	$ 12,286	$ 2,953,955	$ 16,308	$ 1,290,614	$ 13,609

Net assets
Accumulation units	$ 12,286	$ 2,953,955	$ 16,308	$ 1,290,614	$ 13,609
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 12,286	$ 2,953,955	$ 16,308	$ 1,290,614	$ 13,609

Total number of mutual fund shares	911,504	228,304,621	1,263,299	102,765,974	1,087,048

Cost of mutual fund shares	$ 12,030	$ 2,689,395	$ 16,255	$ 1,202,933	$ 13,354

The accompanying notes are an integral part of these financial statements. 16

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

				ING Lord	ING Lord
	ING Limited			Abbett	Abbett
	Maturity Bond	ING Liquid	ING Liquid	Affiliated	Affiliated
	Portfolio -	Assets Portfolio	Assets Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 176,497	$ 1,050,129	$ 24,215	$ 122,023	$ 3,428
Total assets	176,497	1,050,129	24,215	122,023	3,428

Liabilities
Payable to related parties	31	111	2	17	-

Total liabilities	31	111	2	17	-

Net assets	$ 176,466	$ 1,050,018	$ 24,213	$ 122,006	$ 3,428

Net assets
Accumulation units	$ 176,438	$ 1,050,012	$ 24,213	$ 122,006	$ 3,428
Contracts in payout (annuitization)	28	6	-	-	-

Total net assets	$ 176,466	$ 1,050,018	$ 24,213	$ 122,006	$ 3,428

Total number of mutual fund shares	15,872,020	1,050,129,420	24,215,149	9,623,272	271,872

Cost of mutual fund shares	$ 180,330	$ 1,050,129	$ 24,215	$ 100,191	$ 3,159

The accompanying notes are an integral part of these financial statements. 17

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING Marsico
	ING Marsico	ING Marsico	International	ING MFS Total	ING MFS Total
	Growth	Growth	Opportunities	Return	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 758,343	$ 26,448	$ 294,987	$ 1,114,949	$ 49,371
Total assets	758,343	26,448	294,987	1,114,949	49,371

Liabilities
Payable to related parties	149	2	31	168	5
Total liabilities	149	2	31	168	5
Net assets	$ 758,194	$ 26,446	$ 294,956	$ 1,114,781	$ 49,366

Net assets
Accumulation units	$ 758,194	$ 26,446	$ 294,956	$ 1,114,781	$ 49,366
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 758,194	$ 26,446	$ 294,956	$ 1,114,781	$ 49,366

Total number of mutual fund shares	40,060,391	1,407,563	17,301,288	61,160,133	2,730,690

Cost of mutual fund shares	$ 467,493	$ 20,017	$ 246,454	$ 1,024,426	$ 49,347

The accompanying notes are an integral part of these financial statements. 18

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING	ING
	ING MFS	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Utilities	Main Street	Main Street	Core Bond	Core Bond
	Portfolio -	Portfolio® -	Portfolio® -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 499,767	$ 379,380	$ 4,861	$ 963,420	$ 47,663
Total assets	499,767	379,380	4,861	963,420	47,663

Liabilities
Payable to related parties	63	76	-	91	4

Total liabilities	63	76	-	91	4

Net assets	$ 499,704	$ 379,304	$ 4,861	$ 963,329	$ 47,659

Net assets
Accumulation units	$ 499,704	$ 379,304	$ 4,861	$ 963,329	$ 47,659
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 499,704	$ 379,304	$ 4,861	$ 963,329	$ 47,659

Total number of mutual fund shares	28,013,873	18,524,425	238,649	83,994,806	4,177,270

Cost of mutual fund shares	$ 407,599	$ 244,810	$ 3,883	$ 914,857	$ 45,291

The accompanying notes are an integral part of these financial statements. 19

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

				ING T. Rowe	ING T. Rowe
	ING PIMCO		ING Pioneer	Price Capital	Price Capital
	High Yield	ING Pioneer	Mid Cap Value	Appreciation	Appreciation
	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 575,031	$ 89,782	$ 648,963	$ 2,707,224	$ 111,821
Total assets	575,031	89,782	648,963	2,707,224	111,821

Liabilities
Payable to related parties	524	10	78	350	10
Total liabilities	524	10	78	350	10
Net assets	$ 574,507	$ 89,772	$ 648,885	$ 2,706,874	$ 111,811

Net assets
Accumulation units	$ 574,507	$ 89,772	$ 648,885	$ 2,706,397	$ 111,811
Contracts in payout (annuitization)	-	-	-	477	-

Total net assets	$ 574,507	$ 89,772	$ 648,885	$ 2,706,874	$ 111,811

Total number of mutual fund shares	58,142,683	6,843,168	52,675,563	109,648,614	4,556,691

Cost of mutual fund shares	$ 594,412	$ 77,777	$ 582,065	$ 2,349,567	$ 108,750

The accompanying notes are an integral part of these financial statements. 20

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Equity	Price Equity	ING Templeton	ING Templeton	ING UBS U.S.
	Income	Income	Global Growth Global Growth		Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 945,632	$ 34,718	$ 448,129	$ 8,170	$ 84,491
Total assets	945,632	34,718	448,129	8,170	84,491

Liabilities
Payable to related parties	128	4	57	1	12
Total liabilities	128	4	57	1	12
Net assets	$ 945,504	$ 34,714	$ 448,072	$ 8,169	$ 84,479

Net assets
Accumulation units	$ 945,196	$ 34,714	$ 448,007	$ 8,169	$ 84,479
Contracts in payout (annuitization)	308	-	65	-	-

Total net assets	$ 945,504	$ 34,714	$ 448,072	$ 8,169	$ 84,479

Total number of mutual fund shares	62,130,859	2,296,135	31,141,711	571,696	8,332,447

Cost of mutual fund shares	$ 761,291	$ 30,748	$ 343,534	$ 7,202	$ 75,664

The accompanying notes are an integral part of these financial statements. 21

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING Van	ING Van	ING Van	ING Van
	ING UBS U.S.	Kampen Capital	Kampen Capital	Kampen Global	Kampen Global
	Allocation	Growth	Growth	Franchise	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 4,575	$ 54,241	$ 14,457	$ 339,669	$ 86,803
Total assets	4,575	54,241	14,457	339,669	86,803

Liabilities
Payable to related parties	1	8	2	38	9
Total liabilities	1	8	2	38	9
Net assets	$ 4,574	$ 54,233	$ 14,455	$ 339,631	$ 86,794

Net assets
Accumulation units	$ 4,574	$ 54,233	$ 14,455	$ 339,631	$ 86,794
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 4,574	$ 54,233	$ 14,455	$ 339,631	$ 86,794

Total number of mutual fund shares	453,400	3,893,849	1,044,566	20,015,872	5,145,378

Cost of mutual fund shares	$ 4,331	$ 43,850	$ 10,877	$ 285,176	$ 65,140

The accompanying notes are an integral part of these financial statements. 22

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen			ING VP Index
	Growth and	Growth and	ING Van	ING Van	Plus
	Income	Income	Kampen Real	Kampen Real	International
	Portfolio -	Portfolio -	Estate Portfolio	Estate Portfolio	Equity Portfolio
	Service Class	Service 2 Class	- Service Class	- Service 2 Class	- Service Class

Assets
Investments in mutual funds
at fair value	$ 739,325	$ 77,102	$ 578,927	$ 30,572	$ 41,033
Total assets	739,325	77,102	578,927	30,572	41,033

Liabilities
Payable to related parties	120	7	93	3	4
Total liabilities	120	7	93	3	4
Net assets	$ 739,205	$ 77,095	$ 578,834	$ 30,569	$ 41,029

Net assets
Accumulation units	$ 739,141	$ 77,095	$ 578,758	$ 30,569	$ 41,029
Contracts in payout (annuitization)	64	-	76	-	-

Total net assets	$ 739,205	$ 77,095	$ 578,834	$ 30,569	$ 41,029

Total number of mutual fund shares	27,545,649	2,888,792	20,377,576	1,081,062	2,905,990

Cost of mutual fund shares	$ 646,440	$ 70,375	$ 598,743	$ 31,066	$ 39,582

The accompanying notes are an integral part of these financial statements. 23

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP Index	ING Wells	ING Wells	ING Wells	ING Wells
	Plus	Fargo	Fargo	Fargo Small	Fargo Small
	International	Disciplined	Disciplined	Cap Disciplined Cap Disciplined
	Equity Portfolio	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	- Service 2 Class	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 800	$ 207,971	$ 4,132	$ 14,312	$ 641
Total assets	800	207,971	4,132	14,312	641

Liabilities
Payable to related parties	-	45	-	2	-

Total liabilities	-	45	-	2	-

Net assets	$ 800	$ 207,926	$ 4,132	$ 14,310	$ 641

Net assets
Accumulation units	$ 800	$ 207,823	$ 4,132	$ 14,310	$ 641
Contracts in payout (annuitization)	-	103	-	-	-

Total net assets	$ 800	$ 207,926	$ 4,132	$ 14,310	$ 641

Total number of mutual fund shares	56,552	12,284,175	245,517	1,304,694	58,633

Cost of mutual fund shares	$ 753	$ 140,607	$ 3,509	$ 14,959	$ 665

The accompanying notes are an integral part of these financial statements. 24

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING American	ING American	ING Baron	ING Columbia
		Century Large	Century Small-	Small Cap	Small Cap
	ING Diversified	Company Value	Mid Cap Value	Growth	Value II
	International	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 398	$ 527	$ 519	$ 240,630	$ 144,110
Total assets	398	527	519	240,630	144,110

Liabilities
Payable to related parties	-	-	-	-	12

Total liabilities	-	-	-	-	12

Net assets	$ 398	$ 527	$ 519	$ 240,630	$ 144,098

Net assets
Accumulation units	$ 398	$ 527	$ 519	$ 240,630	$ 144,098
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 398	$ 527	$ 519	$ 240,630	$ 144,098

Total number of mutual fund shares	29,588	36,404	45,529	12,371,745	13,803,650

Cost of mutual fund shares	$ 378	$ 535	$ 575	$ 225,443	$ 142,343

The accompanying notes are an integral part of these financial statements. 25

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING Legg
				Mason Partners	ING Neuberger
	ING Davis New	ING JPMorgan	ING JPMorgan	Aggressive	Berman
	York Venture	International	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 182,886	$ 179,394	$ 23,167	$ 152,220	$ 148,908
Total assets	182,886	179,394	23,167	152,220	148,908

Liabilities
Payable to related parties	14	18	2	21	25
Total liabilities	14	18	2	21	25
Net assets	$ 182,872	$ 179,376	$ 23,165	$ 152,199	$ 148,883

Net assets
Accumulation units	$ 182,872	$ 179,376	$ 23,165	$ 152,199	$ 148,883
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 182,872	$ 179,376	$ 23,165	$ 152,199	$ 148,883

Total number of mutual fund shares	8,969,414	10,245,258	1,478,455	3,199,236	13,236,273

Cost of mutual fund shares	$ 177,212	$ 155,414	$ 20,995	$ 128,644	$ 144,998

The accompanying notes are an integral part of these financial statements. 26

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
	ING Neuberger				Oppenheimer
	Berman	ING OpCap	ING	ING	Strategic
	Regency	Balanced Value	Oppenheimer	Oppenheimer	Income
	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio	Portfolio -
	Service Class	Service Class	- Initial Class	- Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 12,883	$ 624	$ 14,308	$ 160,051	$ 10,045
Total assets	12,883	624	14,308	160,051	10,045

Liabilities
Payable to related parties	1	-	1	15	-

Total liabilities	1	-	1	15	-

Net assets	$ 12,882	$ 624	$ 14,307	$ 160,036	$ 10,045

Net assets
Accumulation units	$ 12,882	$ 624	$ 14,307	$ 160,036	$ 10,045
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 12,882	$ 624	$ 14,307	$ 160,036	$ 10,045

Total number of mutual fund shares	1,192,909	49,218	848,156	9,723,632	896,095

Cost of mutual fund shares	$ 13,620	$ 679	$ 10,580	$ 150,422	$ 9,575

The accompanying notes are an integral part of these financial statements. 27

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 4,744	$ 9,290	$ 6,508	$ 7,753	$ 1,135
Total assets	4,744	9,290	6,508	7,753	1,135

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 4,744	$ 9,290	$ 6,508	$ 7,753	$ 1,135

Net assets
Accumulation units	$ 4,744	$ 9,290	$ 6,508	$ 7,753	$ 1,135
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 4,744	$ 9,290	$ 6,508	$ 7,753	$ 1,135

Total number of mutual fund shares	404,075	751,603	507,678	583,370	82,530

Cost of mutual fund shares	$ 4,481	$ 9,095	$ 6,383	$ 7,722	$ 1,127

The accompanying notes are an integral part of these financial statements. 28

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING T. Rowe
Price
	ING Solution	Diversified Mid	ING T. Rowe	ING Templeton
	Income	Cap Growth	Price Growth	Foreign Equity	ING Thornburg
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -	Value Portfolio
	Service Class	Service Class	- Service Class	Service Class	- Initial Class

Assets
Investments in mutual funds
at fair value	$ 4,657	$ 3,215	$ 35,825	$ 110,588	$ 2,633
Total assets	4,657	3,215	35,825	110,588	2,633

Liabilities
Payable to related parties	-	-	2	9	-

Total liabilities	-	-	2	9	-

Net assets	$ 4,657	$ 3,215	$ 35,823	$ 110,579	$ 2,633

Net assets
Accumulation units	$ 4,657	$ 3,215	$ 35,823	$ 110,579	$ 2,633
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 4,657	$ 3,215	$ 35,823	$ 110,579	$ 2,633

Total number of mutual fund shares	400,440	343,133	583,937	8,113,600	77,454

Cost of mutual fund shares	$ 4,556	$ 3,121	$ 36,096	$ 108,430	$ 1,947

The accompanying notes are an integral part of these financial statements. 29

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING UBS U.S.	ING Van	ING Van
		ING UBS U.S.	Small Cap	Kampen	Kampen Equity
	ING Thornburg	Large Cap	Growth	Comstock	and Income
	Value Portfolio	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	- Service Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 13,461	$ 14,104	$ 2,556	$ 222,006	$ 3,549
Total assets	13,461	14,104	2,556	222,006	3,549

Liabilities
Payable to related parties	1	-	-	22	7

Total liabilities	1	-	-	22	7

Net assets	$ 13,460	$ 14,104	$ 2,556	$ 221,984	$ 3,542

Net assets
Accumulation units	$ 13,460	$ 14,104	$ 2,556	$ 221,984	$ 3,542
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 13,460	$ 14,104	$ 2,556	$ 221,984	$ 3,542

Total number of mutual fund shares	398,841	1,345,809	267,060	17,774,681	93,998

Cost of mutual fund shares	$ 13,030	$ 13,800	$ 2,738	$ 212,493	$ 3,152

The accompanying notes are an integral part of these financial statements. 30

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic	ING VP
	Kampen Equity	Allocation	Allocation	Allocation	Growth and
	and Income	Conservative	Growth	Moderate	Income
	Portfolio -	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Service Class	S	S	S	I

Assets
Investments in mutual funds
at fair value	$ 102,113	$ 1,445	$ 455	$ 862	$ 150
Total assets	102,113	1,445	455	862	150

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 102,113	$ 1,445	$ 455	$ 862	$ 150

Net assets
Accumulation units	$ 102,113	$ 1,445	$ 455	$ 862	$ 150
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 102,113	$ 1,445	$ 455	$ 862	$ 150

Total number of mutual fund shares	2,723,011	107,521	27,584	57,066	6,060

Cost of mutual fund shares	$ 101,148	$ 1,414	$ 451	$ 837	$ 150

The accompanying notes are an integral part of these financial statements. 31

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING VP
Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	S	Series 1	Series 2	Series 3	Series 4

Assets
Investments in mutual funds
at fair value	$ 7,420	$ 73,463	$ 51,534	$ 49,389	$ 35,867
Total assets	7,420	73,463	51,534	49,389	35,867

Liabilities
Payable to related parties	-	11	4	9	7

Total liabilities	-	11	4	9	7

Net assets	$ 7,420	$ 73,452	$ 51,530	$ 49,380	$ 35,860

Net assets
Accumulation units	$ 7,420	$ 73,452	$ 51,530	$ 49,380	$ 35,860
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 7,420	$ 73,452	$ 51,530	$ 49,380	$ 35,860

Total number of mutual fund shares	301,267	7,091,017	4,979,138	4,668,140	3,393,311

Cost of mutual fund shares	$ 6,835	$ 70,954	$ 49,744	$ 46,727	$ 34,159

The accompanying notes are an integral part of these financial statements. 32

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9

Assets
Investments in mutual funds
at fair value	$ 23,313	$ 24,950	$ 16,213	$ 9,957	$ 7,522
Total assets	23,313	24,950	16,213	9,957	7,522

Liabilities
Payable to related parties	3	3	3	2	1
Total liabilities	3	3	3	2	1
Net assets	$ 23,310	$ 24,947	$ 16,210	$ 9,955	$ 7,521

Net assets
Accumulation units	$ 23,310	$ 24,947	$ 16,210	$ 9,955	$ 7,521
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 23,310	$ 24,947	$ 16,210	$ 9,955	$ 7,521

Total number of mutual fund shares	2,201,384	2,353,757	1,509,614	927,106	695,858

Cost of mutual fund shares	$ 22,273	$ 23,795	$ 15,258	$ 9,398	$ 7,051

The accompanying notes are an integral part of these financial statements. 33

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14

Assets
Investments in mutual funds
at fair value	$ 6,095	$ 8,828	$ 4,014	$ 36,195	$ 88,504
Total assets	6,095	8,828	4,014	36,195	88,504

Liabilities
Payable to related parties	-	1	-	2	18

Total liabilities	-	1	-	2	18

Net assets	$ 6,095	$ 8,827	$ 4,014	$ 36,193	$ 88,486

Net assets
Accumulation units	$ 6,095	$ 8,827	$ 4,014	$ 36,193	$ 88,486
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 6,095	$ 8,827	$ 4,014	$ 36,193	$ 88,486

Total number of mutual fund shares	560,160	843,192	355,545	3,414,646	8,501,847

Cost of mutual fund shares	$ 5,680	$ 8,546	$ 3,616	$ 34,875	$ 86,568

The accompanying notes are an integral part of these financial statements. 34

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING VP Global
		Science and	ING VP	ING VP Index	ING VP Index
	ING VP Global	Technology	Growth	Plus LargeCap	Plus MidCap
	Equity Dividend	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Portfolio	S	S	S	S

Assets
Investments in mutual funds
at fair value	$ 50,631	$ 1,140	$ 629	$ 303,225	$ 232,877
Total assets	50,631	1,140	629	303,225	232,877

Liabilities
Payable to related parties	8	-	-	29	24

Total liabilities	8	-	-	29	24

Net assets	$ 50,623	$ 1,140	$ 629	$ 303,196	$ 232,853

Net assets
Accumulation units	$ 50,623	$ 1,140	$ 629	$ 303,196	$ 232,853
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 50,623	$ 1,140	$ 629	$ 303,196	$ 232,853

Total number of mutual fund shares	6,020,354	210,355	50,740	16,855,177	12,844,864

Cost of mutual fund shares	$ 43,926	$ 1,038	$ 560	$ 275,160	$ 236,045

The accompanying notes are an integral part of these financial statements. 35

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING VP
	ING VP Index	ING VP Small	ING VP Value	Financial	ING VP
	Plus SmallCap	Company	Opportunity	Services	International
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Value Portfolio
	S	S	S	S	- Class S

Assets
Investments in mutual funds
at fair value	$ 171,850	$ 2,803	$ 22,945	$ 70,497	$ 13,183
Total assets	171,850	2,803	22,945	70,497	13,183

Liabilities
Payable to related parties	17	-	4	9	-

Total liabilities	17	-	4	9	-

Net assets	$ 171,833	$ 2,803	$ 22,941	$ 70,488	$ 13,183

Net assets
Accumulation units	$ 171,833	$ 2,803	$ 22,941	$ 70,488	$ 13,183
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 171,833	$ 2,803	$ 22,941	$ 70,488	$ 13,183

Total number of mutual fund shares	11,449,032	144,575	1,440,348	6,545,647	916,122

Cost of mutual fund shares	$ 190,363	$ 2,925	$ 20,051	$ 77,181	$ 13,313

The accompanying notes are an integral part of these financial statements. 36

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP		ING VP
	MidCap		SmallCap	ING VP	ING VP
	Opportunities	ING VP Real	Opportunities	Balanced	Intermediate
	Portfolio - Class	Estate Portfolio	Portfolio - Class	Portfolio - Class	Bond Portfolio -
	S	- Class S	S	S	Class S

Assets
Investments in mutual funds
at fair value	$ 26,416	$ 7,728	$ 100,322	$ 9,902	$ 1,068,263
Total assets	26,416	7,728	100,322	9,902	1,068,263

Liabilities
Payable to related parties	4	-	15	1	102

Total liabilities	4	-	15	1	102

Net assets	$ 26,412	$ 7,728	$ 100,307	$ 9,901	$ 1,068,161

Net assets
Accumulation units	$ 26,412	$ 7,728	$ 100,307	$ 9,901	$ 1,068,161
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 26,412	$ 7,728	$ 100,307	$ 9,901	$ 1,068,161

Total number of mutual fund shares	2,615,458	506,073	4,627,409	689,526	81,298,546

Cost of mutual fund shares	$ 16,704	$ 9,552	$ 73,240	$ 9,555	$ 1,069,798

The accompanying notes are an integral part of these financial statements. 37

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

Legg Mason
Partners
	Variable	Legg Mason	Legg Mason	Legg Mason	Oppenheimer
	International	Partners	Partners	Partners	Main Street
	All Cap	Variable	Variable High	Variable Money	Small Cap
	Opportunity	Investors	Income	Market	Fund®/VA -
	Portfolio	Portfolio	Portfolio	Portfolio	Service Class

Assets
Investments in mutual funds
at fair value	$ 104	$ 169	$ 110	$ 166	$ 1,323
Total assets	104	169	110	166	1,323

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 104	$ 169	$ 110	$ 166	$ 1,323

Net assets
Accumulation units	$ 104	$ 169	$ 110	$ 166	$ 1,323
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 104	$ 169	$ 110	$ 166	$ 1,323

Total number of mutual fund shares	11,567	10,211	16,452	165,777	73,399

Cost of mutual fund shares	$ 137	$ 178	$ 116	$ 166	$ 1,376

The accompanying notes are an integral part of these financial statements. 38

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	PIMCO Real	Pioneer Equity	Pioneer Small
	Return Portfolio	Income VCT	Cap Value VCT
	- Administrative	Portfolio - Class	Portfolio - Class	ProFund VP	ProFund VP
	Class	II	II	Bull	Europe 30

Assets
Investments in mutual funds
at fair value	$ 2,430	$ 16,339	$ 4,874	$ 30,068	$ 23,424
Total assets	2,430	16,339	4,874	30,068	23,424

Liabilities
Payable to related parties	-	1	1	6	3

Total liabilities	-	1	1	6	3

Net assets	$ 2,430	$ 16,338	$ 4,873	$ 30,062	$ 23,421

Net assets
Accumulation units	$ 2,430	$ 16,338	$ 4,873	$ 30,062	$ 23,421
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 2,430	$ 16,338	$ 4,873	$ 30,062	$ 23,421

Total number of mutual fund shares	193,355	683,935	380,182	973,064	659,261

Cost of mutual fund shares	$ 2,365	$ 16,755	$ 6,133	$ 29,029	$ 19,572

The accompanying notes are an integral part of these financial statements. 39

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			Wells Fargo	Wells Fargo	Wells Fargo
	ProFund VP		Advantage	Advantage	Advantage
	Rising Rates	ProFund VP	Asset Allocation	C&B Large	Equity Income
	Opportunity	Small-Cap	Fund	Cap Value Fund	Fund

Assets
Investments in mutual funds
at fair value	$ 30,234	$ 64,800	$ 3,282	$ 489	$ 1,004
Total assets	30,234	64,800	3,282	489	1,004

Liabilities
Payable to related parties	4	10	-	-	-

Total liabilities	4	10	-	-	-

Net assets	$ 30,230	$ 64,790	$ 3,282	$ 489	$ 1,004

Net assets
Accumulation units	$ 30,230	$ 64,790	$ 3,282	$ 489	$ 1,004
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 30,230	$ 64,790	$ 3,282	$ 489	$ 1,004

Total number of mutual fund shares	1,632,491	2,110,050	224,148	44,455	53,583

Cost of mutual fund shares	$ 34,864	$ 74,093	$ 2,870	$ 419	$ 868

The accompanying notes are an integral part of these financial statements. 40

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage
	Large Company	Money Market	Small Cap	Total Return
	Growth Fund	Fund	Growth Fund	Bond Fund

Assets
Investments in mutual funds
at fair value	$ 2,681	$ 127	$ 884	$ 1,314
Total assets	2,681	127	884	1,314

Liabilities
Payable to related parties	-	-	-	-

Total liabilities	-	-	-	-

Net assets	$ 2,681	$ 127	$ 884	$ 1,314

Net assets
Accumulation units	$ 2,681	$ 127	$ 884	$ 1,314
Contracts in payout (annuitization)	-	-	-	-

Total net assets	$ 2,681	$ 127	$ 884	$ 1,314

Total number of mutual fund shares	259,814	126,959	91,272	132,215

Cost of mutual fund shares	$ 2,201	$ 127	$ 698	$ 1,313

The accompanying notes are an integral part of these financial statements. 41

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			Columbia
		Columbia Asset	Federal	Columbia Large	Columbia Small
	AIM V.I.	Allocation	Securities Fund,	Cap Growth	Cap Value
	Leisure Fund -	Fund, Variable	Variable Series	Fund, Variable	Fund, Variable
	Series I Shares	Series - Class A	- Class A	Series - Class A	Series - Class B

Net investment income (loss)
Income:
Dividends	$ 749	$ 15	$ 5	$ 2	$ 787
Total investment income	749	15	5	2	787
Expenses:
Mortality, expense risk
and other charges	859	9	1	8	5,305
Annual administrative charges	12	-	-	-	69
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	11	-	-	-	80
Other contract charges	255	-	-	-	1,699
Amortization of deferred charges	-	-	-	-	-

Total expenses	1,137	9	1	8	7,153
Net investment income (loss)	(388)	6	4	(6)	(6,366)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,691	15	-	25	20,019
Capital gains distributions	2,641	51	-	-	31,780

Total realized gain (loss) on investments
and capital gains distributions	5,332	66	-	25	51,799
Net unrealized appreciation
(depreciation) of investments	(5,956)	(32)	1	48	(57,677)

Net realized and unrealized gain (loss)
on investments	(624)	34	1	73	(5,878)

Net increase (decrease) in net assets
resulting from operations	$ (1,012)	$ 40	$ 5	$ 67	$ (12,244)

The accompanying notes are an integral part of these financial statements. 42

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	Columbia Small
	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Growth Fund,	Equity-Income	Contrafund®	Cap Value	Mutual Shares
	Variable Series	Portfolio -	Portfolio -	Securities Fund	Securities Fund
	- Class A	Service Class 2	Service Class 2	- Class 2	- Class 2

Net investment income (loss)
Income:
Dividends	$ -	$ 6,221	$ 6,438	$ 50	$ 1,862

Total investment income	-	6,221	6,438	50	1,862
Expenses:
Mortality, expense risk
and other charges	1	6,542	11,836	79	1,291
Annual administrative charges	-	75	145	1	3
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	111	148	-	17
Other contract charges	-	1,622	2,761	13	304
Amortization of deferred charges	-	-	-	-	-

Total expenses	1	8,350	14,890	93	1,615
Net investment income (loss)	(1)	(2,129)	(8,452)	(43)	247

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	15,654	4,305	162	205
Capital gains distributions	-	31,363	219,650	510	4,558

Total realized gain (loss) on investments
and capital gains distributions	6	47,017	223,955	672	4,763
Net unrealized appreciation
(depreciation) of investments	5	(48,769)	(120,604)	(1,114)	(5,098)
Net realized and unrealized gain (loss)
on investments	11	(1,752)	103,351	(442)	(335)
Net increase (decrease) in net assets
resulting from operations	$ 10	$ (3,881)	$ 94,899	$ (485)	$ (88)

The accompanying notes are an integral part of these financial statements. 43

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series Q	- Series R	- Series S	- Series T	- Series U

Net investment income (loss)
Income:
Dividends	$ 2,557	$ 2,738	$ 3,074	$ 3,490	$ 1,828
Total investment income	2,557	2,738	3,074	3,490	1,828
Expenses:
Mortality, expense risk
and other charges	250	622	1,039	1,455	1,579
Annual administrative charges	1	7	13	22	26
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	20	58	89	94	77
Other contract charges	-	-	-	1	5
Amortization of deferred charges	-	-	-	-	-

Total expenses	271	687	1,141	1,572	1,687
Net investment income (loss)	2,286	2,051	1,933	1,918	141

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,857)	(679)	(4,155)	(5,780)	161
Capital gains distributions	789	2,147	6,554	5,788	1,456
Total realized gain (loss) on investments
and capital gains distributions	(1,068)	1,468	2,399	8	1,617
Net unrealized appreciation
(depreciation) of investments	(1,323)	(1,525)	(2,649)	(957)	(288)
Net realized and unrealized gain (loss)
on investments	(2,391)	(57)	(250)	(949)	1,329
Net increase (decrease) in net assets
resulting from operations	$ (105)	$ 1,994	$ 1,683	$ 969	$ 1,470

The accompanying notes are an integral part of these financial statements. 44

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING	ING
		AllianceBernstein	AllianceBernstein
		Mid Cap Growth	Mid Cap Growth	ING American
	ING GET Fund	Portfolio - Service	Portfolio - Service 2	Funds Growth
	- Series V	Class	Class	Portfolio

Net investment income (loss)
Income:
Dividends	$ 2,475	$ -	$ -	$ 5,745

Total investment income	2,475	-	-	5,745
Expenses:
Mortality, expense risk
and other charges	2,134	6,998	344	38,855
Annual administrative charges	38	138	4	465
Minimum death benefit guarantee charges	-	-	-	-
Contingent deferred sales charges	161	114	2	578
Other contract charges	2	1,111	116	10,781
Amortization of deferred charges	-	-	-	1

Total expenses	2,335	8,361	466	50,680
Net investment income (loss)	140	(8,361)	(466)	(44,935)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	484	37,817	394	23,972
Capital gains distributions	-	26,096	1,262	17,171

Total realized gain (loss) on investments
and capital gains distributions	484	63,913	1,656	41,143
Net unrealized appreciation
(depreciation) of investments	2,246	(22,763)	272	184,268

Net realized and unrealized gain (loss)
on investments	2,730	41,150	1,928	225,411
Net increase (decrease) in net assets
resulting from operations	$ 2,870	$ 32,789	$ 1,462	$ 180,476

The accompanying notes are an integral part of these financial statements.

45

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

			ING BlackRock
			Large Cap	ING BlackRock
	ING American	ING American	Growth	Large Cap	ING BlackRock
	Funds Growth-	Funds	Portfolio -	Growth	Large Cap
	Income	International	Institutional	Portfolio -	Value Portfolio
	Portfolio	Portfolio	Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 14,791	$ 11,518	$ -	$ -	$ 265

Total investment income	14,791	11,518	-	-	265
Expenses:
Mortality, expense risk
and other charges	26,496	22,127	2	2,667	1,239
Annual administrative charges	297	266	-	40	13
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	395	276	-	60	17
Other contract charges	6,804	5,662	-	626	332
Amortization of deferred charges	-	2	-	-	-

Total expenses	33,992	28,333	2	3,393	1,601

Net investment income (loss)	(19,201)	(16,815)	(2)	(3,393)	(1,336)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13,874	31,610	-	3,017	5,844
Capital gains distributions	29,721	20,817	-	-	2,238

Total realized gain (loss) on investments
and capital gains distributions	43,595	52,427	-	3,017	8,082
Net unrealized appreciation
(depreciation) of investments	221	153,243	(4)	6,394	(4,970)
Net realized and unrealized gain (loss)
on investments	43,816	205,670	(4)	9,411	3,112
Net increase (decrease) in net assets
resulting from operations	$ 24,615	$ 188,855	$ (6)	$ 6,018	$ 1,776

The accompanying notes are an integral part of these financial statements. 46

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING Capital	ING Capital	ING Capital	ING Capital
	ING BlackRock	Guardian	Guardian	Guardian U.S.	Guardian U.S.
	Large Cap	Small/Mid Cap Small/Mid Cap		Equities	Equities
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 10	$ 459	$ -	$ 2,888	$ 33

Total investment income	10	459	-	2,888	33
Expenses:
Mortality, expense risk
and other charges	83	2,219	53	9,174	174
Annual administrative charges	1	(25)	-	135	2
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	39	-	161	1
Other contract charges	29	358	18	1,864	61
Amortization of deferred charges	-	-	-	-	-

Total expenses	114	2,591	71	11,334	238
Net investment income (loss)	(104)	(2,132)	(71)	(8,446)	(205)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	164	151,837	2,169	27,154	805
Capital gains distributions	140	-	-	45,746	813

Total realized gain (loss) on investments
and capital gains distributions	304	151,837	2,169	72,900	1,618
Net unrealized appreciation
(depreciation) of investments	(118)	(123,647)	(1,522)	(74,174)	(1,587)
Net realized and unrealized gain (loss)
on investments	186	28,190	647	(1,274)	31
Net increase (decrease) in net assets
resulting from operations	$ 82	$ 26,058	$ 576	$ (9,720)	$ (174)

The accompanying notes are an integral part of these financial statements. 47

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING	ING	ING Evergreen
	EquitiesPlus	EquitiesPlus	Health Sciences ING Evergreen ING Evergreen
	Portfolio -	Portfolio -	Portfolio -	Omega Portfolio	Omega Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class	- Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 4,170	$ 1	$ 254	$ 8	$ -

Total investment income	4,170	1	254	8	-
Expenses:
Mortality, expense risk
and other charges	1,913	1	3,447	155	25
Annual administrative charges	42	-	48	2	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	25	-	68	7	-
Other contract charges	142	-	937	36	9
Amortization of deferred charges	-	-	-	-	-

Total expenses	2,122	1	4,500	200	34
Net investment income (loss)	2,048	-	(4,246)	(192)	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,340	-	6,715	408	47
Capital gains distributions	5,869	2	7,094	75	12
Total realized gain (loss) on investments
and capital gains distributions	8,209	2	13,809	483	59
Net unrealized appreciation
(depreciation) of investments	(8,556)	(2)	1,835	486	87
Net realized and unrealized gain (loss)
on investments	(347)	-	15,644	969	146

Net increase (decrease) in net assets
resulting from operations	$ 1,701	$ -	$ 11,398	$ 777	$ 112

The accompanying notes are an integral part of these financial statements. 48

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING FMRSM	ING FMRSM	ING FMRSM
	ING FMRSM	ING FMRSM	Large Cap	Mid Cap	Mid Cap
	Diversified Mid Diversified Mid		Growth	Growth	Growth
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 1,273	$ 2	$ 67	$ -	$ -

Total investment income	1,273	2	67	-	-
Expenses:
Mortality, expense risk
and other charges	15,826	794	2,956	7,234	346
Annual administrative charges	338	10	46	171	4
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	226	5	62	141	2
Other contract charges	3,202	280	858	1,077	123
Amortization of deferred charges	1	-	-	1	-

Total expenses	19,593	1,089	3,922	8,624	475
Net investment income (loss)	(18,320)	(1,087)	(3,855)	(8,624)	(475)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	53,959	1,588	1,259	45,430	651
Capital gains distributions	4,304	197	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	58,263	1,785	1,259	45,430	651
Net unrealized appreciation
(depreciation) of investments	47,387	3,712	4,782	(37,664)	(407)
Net realized and unrealized gain (loss)
on investments	105,650	5,497	6,041	7,766	244
Net increase (decrease) in net assets
resulting from operations	$ 87,330	$ 4,410	$ 2,186	$ (858)	$ (231)

The accompanying notes are an integral part of these financial statements. 49

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

					ING Franklin
					Templeton
		ING Franklin	ING Franklin	ING Franklin	Founding
	ING Focus 5	Income	Income	Mutual Shares	Strategy
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 321	$ 2,948	$ 76	$ -	$ -

Total investment income	321	2,948	76	-	-
Expenses:
Mortality, expense risk
and other charges	288	4,806	122	1,364	2,442
Annual administrative charges	7	54	1	27	40
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	71	-	19	17
Other contract charges	53	920	41	318	533
Amortization of deferred charges	-	-	-	-	-

Total expenses	349	5,851	164	1,728	3,032
Net investment income (loss)	(28)	(2,903)	(88)	(1,728)	(3,032)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	4,531	116	(65)	(165)
Capital gains distributions	126	393	10	67	-

Total realized gain (loss) on investments
and capital gains distributions	126	4,924	126	2	(165)
Net unrealized appreciation
(depreciation) of investments	(2,310)	(5,414)	(205)	(455)	(10,625)
Net realized and unrealized gain (loss)
on investments	(2,184)	(490)	(79)	(453)	(10,790)
Net increase (decrease) in net assets
resulting from operations	$ (2,212)	$ (3,393)	$ (167)	$ (2,181)	$ (13,822)

The accompanying notes are an integral part of these financial statements. 50

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING Global	ING Global	ING Global	ING Global	ING Global
	Real Estate	Real Estate	Resources	Resources	Technology
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 3,928	$ 75	$ 88	$ -	$ -

Total investment income	3,928	75	88	-	-
Expenses:
Mortality, expense risk
and other charges	2,228	52	11,064	648	1,623
Annual administrative charges	28	1	165	8	27
Minimum death benefit guarantee charges	-	-	1	-	-
Contingent deferred sales charges	38	-	221	2	30
Other contract charges	609	18	2,772	237	440
Amortization of deferred charges	-	-	-	-	-

Total expenses	2,903	71	14,223	895	2,120
Net investment income (loss)	1,025	4	(14,135)	(895)	(2,120)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,664	114	32,449	1,902	1,629
Capital gains distributions	99	2	62,791	3,658	1,008
Total realized gain (loss) on investments
and capital gains distributions	5,763	116	95,240	5,560	2,637
Net unrealized appreciation
(depreciation) of investments	(23,323)	(481)	83,891	4,867	4,125
Net realized and unrealized gain (loss)
on investments	(17,560)	(365)	179,131	10,427	6,762
Net increase (decrease) in net assets
resulting from operations	$ (16,535)	$ (361)	$ 164,996	$ 9,532	$ 4,642

The accompanying notes are an integral part of these financial statements. 51

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		ING	ING
		International	International
	ING Global	Growth	Growth	ING Janus	ING Janus
	Technology	Opportunities	Opportunities	Contrarian	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1,684	$ 108	$ -	$ -

Total investment income	-	1,684	108	-	-
Expenses:
Mortality, expense risk
and other charges	118	2,499	189	9,292	529
Annual administrative charges	2	47	2	212	9
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	40	1	157	2
Other contract charges	46	315	70	2,114	182
Amortization of deferred charges	-	-	-	-	-

Total expenses	167	2,901	262	11,775	722
Net investment income (loss)	(167)	(1,217)	(154)	(11,775)	(722)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	88	9,010	355	15,840	1,399
Capital gains distributions	86	27,129	1,944	11,664	675
Total realized gain (loss) on investments
and capital gains distributions	174	36,139	2,299	27,504	2,074
Net unrealized appreciation
(depreciation) of investments	414	(12,310)	(598)	37,721	1,190
Net realized and unrealized gain (loss)
on investments	588	23,829	1,701	65,225	3,264
Net increase (decrease) in net assets
resulting from operations	$ 421	$ 22,612	$ 1,547	$ 53,450	$ 2,542

The accompanying notes are an integral part of these financial statements. 52

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan			ING JPMorgan
	Emerging	Emerging	ING JPMorgan ING JPMorgan		Value
	Markets Equity	Markets Equity	Small Cap Core	Small Cap Core	Opportunities
	Portfolio -	Portfolio -	Equity Portfolio	Equity Portfolio	Portfolio -
	Adviser Class	Service Class	- Service Class	- Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 371	$ 6,085	$ 317	$ -	$ 769

Total investment income	371	6,085	317	-	769
Expenses:
Mortality, expense risk
and other charges	724	10,883	4,368	992	998
Annual administrative charges	9	168	47	11	8
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	3	147	63	5	32
Other contract charges	255	2,685	1,211	359	129
Amortization of deferred charges	-	(28)	-	-	-

Total expenses	991	13,855	5,689	1,367	1,167
Net investment income (loss)	(620)	(7,770)	(5,372)	(1,367)	(398)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,904	46,992	11,070	1,867	7,530
Capital gains distributions	95	1,398	13,402	2,995	3,514
Total realized gain (loss) on investments
and capital gains distributions	2,999	48,390	24,472	4,862	11,044
Net unrealized appreciation
(depreciation) of investments	9,866	148,973	(29,037)	(5,755)	(11,103)
Net realized and unrealized gain (loss)
on investments	12,865	197,363	(4,565)	(893)	(59)
Net increase (decrease) in net assets
resulting from operations	$ 12,245	$ 189,593	$ (9,937)	$ (2,260)	$ (457)

The accompanying notes are an integral part of these financial statements. 53

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING JPMorgan			ING Legg	ING Legg
	Value	ING Julius Baer	ING Julius Baer	Mason Partners	Mason Partners
	Opportunities	Foreign	Foreign	All Cap	All Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 23	$ 631	$ -	$ 5,023	$ 328

Total investment income	23	631	-	5,023	328
Expenses:
Mortality, expense risk
and other charges	34	13,440	1,278	2,013	150
Annual administrative charges	-	156	13	(20)	(1)
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	170	5	42	-
Other contract charges	12	3,591	453	379	51
Amortization of deferred charges	-	(6)	-	-	-

Total expenses	46	17,351	1,749	2,414	200
Net investment income (loss)	(23)	(16,720)	(1,749)	2,609	128

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	113	28,292	2,275	95,381	3,996
Capital gains distributions	103	50,681	4,703	32,653	2,392
Total realized gain (loss) on investments
and capital gains distributions	216	78,973	6,978	128,034	6,388
Net unrealized appreciation
(depreciation) of investments	(246)	31,339	3,452	(113,907)	(5,324)
Net realized and unrealized gain (loss)
on investments	(30)	110,312	10,430	14,127	1,064
Net increase (decrease) in net assets
resulting from operations	$ (53)	$ 93,592	$ 8,681	$ 16,736	$ 1,192

The accompanying notes are an integral part of these financial statements. 54

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING LifeStyle	ING LifeStyle
	ING Legg	ING Legg	Aggressive	Aggressive	ING LifeStyle
	Mason Value	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 7,322	$ 17	$ 30,167

Total investment income	-	-	7,322	17	30,167
Expenses:
Mortality, expense risk
and other charges	6,778	515	22,776	58	58,890
Annual administrative charges	86	5	393	1	690
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	118	5	543	-	942
Other contract charges	1,665	175	7,374	17	17,532
Amortization of deferred charges	-	-	-	-	1

Total expenses	8,647	700	31,086	76	78,055
Net investment income (loss)	(8,647)	(700)	(23,764)	(59)	(47,888)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20,964	943	17,587	114	11,741
Capital gains distributions	4,852	352	45,073	107	78,834
Total realized gain (loss) on investments
and capital gains distributions	25,816	1,295	62,660	221	90,575
Net unrealized appreciation
(depreciation) of investments	(47,024)	(2,876)	(34,818)	(180)	(22,052)
Net realized and unrealized gain (loss)
on investments	(21,208)	(1,581)	27,842	41	68,523
Net increase (decrease) in net assets
resulting from operations	$ (29,855)	$ (2,281)	$ 4,078	$ (18)	$ 20,635

The accompanying notes are an integral part of these financial statements. 55

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING LifeStyle	ING LifeStyle
	ING LifeStyle	Moderate	Moderate	ING LifeStyle	ING LifeStyle
	Growth	Growth	Growth	Moderate	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 115	$ 30,803	$ 133	$ 16,365	$ 166
Total investment income	115	30,803	133	16,365	166
Expenses:
Mortality, expense risk
and other charges	208	45,128	194	19,725	195
Annual administrative charges	3	563	3	238	2
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	790	-	336	-
Other contract charges	66	11,585	58	4,522	61
Amortization of deferred charges	-	-	-	-	-

Total expenses	277	58,066	255	24,821	258
Net investment income (loss)	(162)	(27,263)	(122)	(8,456)	(92)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	163	8,055	110	11,764	244
Capital gains distributions	290	56,532	231	19,890	200
Total realized gain (loss) on investments
and capital gains distributions	453	64,587	341	31,654	444
Net unrealized appreciation
(depreciation) of investments	(235)	6,214	(212)	2,555	(178)
Net realized and unrealized gain (loss)
on investments	218	70,801	129	34,209	266
Net increase (decrease) in net assets
resulting from operations	$ 56	$ 43,538	$ 7	$ 25,753	$ 174

The accompanying notes are an integral part of these financial statements. 56

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				ING Lord	ING Lord
	ING Limited			Abbett	Abbett
	Maturity Bond	ING Liquid	ING Liquid	Affiliated	Affiliated
	Portfolio -	Assets Portfolio	Assets Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 3,903	$ 43,865	$ 925	$ 2,298	$ 58
Total investment income	3,903	43,865	925	2,298	58
Expenses:
Mortality, expense risk
and other charges	3,117	15,185	350	2,420	66
Annual administrative charges	63	820	12	32	1
Minimum death benefit guarantee charges	-	2	-	-	-
Contingent deferred sales charges	67	43,488	1,029	38	1
Other contract charges	248	2,733	138	465	19
Amortization of deferred charges	-	13	-	-	-

Total expenses	3,495	62,241	1,529	2,955	87
Net investment income (loss)	408	(18,376)	(604)	(657)	(29)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,858)	-	-	8,582	114
Capital gains distributions	-	-	-	3,335	87

Total realized gain (loss) on investments
and capital gains distributions	(2,858)	-	-	11,917	201
Net unrealized appreciation
(depreciation) of investments	9,780	-	-	(7,851)	(104)

Net realized and unrealized gain (loss)
on investments	6,922	-	-	4,066	97

Net increase (decrease) in net assets
resulting from operations	$ 7,330	$ (18,376)	$ (604)	$ 3,409	$ 68

The accompanying notes are an integral part of these financial statements. 57

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

				ING
			ING	MarketStyle	ING
			MarketStyle	Moderate	MarketStyle
	ING MarketPro ING MarketPro		Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 610	$ 133	$ 187	$ 220	$ 77
Total investment income	610	133	187	220	77
Expenses:
Mortality, expense risk
and other charges	541	147	172	170	49
Annual administrative charges	2	-	1	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	4	1	3	1	-
Other contract charges	133	41	-	-	-
Amortization of deferred charges	-	-	-	-	-

Total expenses	680	189	176	171	49
Net investment income (loss)	(70)	(56)	11	49	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(752)	148	(172)	50	(26)
Capital gains distributions	3,767	776	1,123	954	241
Total realized gain (loss) on investments
and capital gains distributions	3,015	924	951	1,004	215
Net unrealized appreciation
(depreciation) of investments	(1,760)	(488)	(733)	(763)	(175)
Net realized and unrealized gain (loss)
on investments	1,255	436	218	241	40
Net increase (decrease) in net assets
resulting from operations	$ 1,185	$ 380	$ 229	$ 290	$ 68

The accompanying notes are an integral part of these financial statements. 58

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International
	Growth	Growth	Opportunities	ING MFS Total	ING MFS Total
	Portfolio -	Portfolio -	Portfolio -	Return Portfolio	Return Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class	- Service 2 Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 2,069	$ 33,145	$ 1,476

Total investment income	-	-	2,069	33,145	1,476
Expenses:
Mortality, expense risk
and other charges	12,329	467	3,713	20,090	969
Annual administrative charges	291	5	56	336	9
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	180	1	57	362	3
Other contract charges	1,910	159	961	3,188	318
Amortization of deferred charges	1	-	-	1	-

Total expenses	14,711	632	4,787	23,977	1,299
Net investment income (loss)	(14,711)	(632)	(2,718)	9,168	177

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59,940	1,091	12,677	21,461	1,050
Capital gains distributions	-	-	12,545	61,965	2,864

Total realized gain (loss) on investments
and capital gains distributions	59,940	1,091	25,222	83,426	3,914
Net unrealized appreciation
(depreciation) of investments	36,011	2,297	11,924	(66,389)	(3,319)
Net realized and unrealized gain (loss)
on investments	95,951	3,388	37,146	17,037	595
Net increase (decrease) in net assets
resulting from operations	$ 81,240	$ 2,756	$ 34,428	$ 26,205	$ 772

The accompanying notes are an integral part of these financial statements. 59

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING	ING
	ING MFS	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Utilities	Main Street	Main Street	Core Bond	Core Bond
	Portfolio -	Portfolio® -	Portfolio® -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 2,822	$ 4,020	$ 47	$ 22,307	$ 1,448
Total investment income	2,822	4,020	47	22,307	1,448
Expenses:
Mortality, expense risk
and other charges	6,607	6,857	94	12,101	783
Annual administrative charges	110	152	1	169	7
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	141	119	-	209	6
Other contract charges	1,688	820	31	1,972	248
Amortization of deferred charges	-	-	-	1	-

Total expenses	8,546	7,948	126	14,452	1,044
Net investment income (loss)	(5,724)	(3,928)	(79)	7,855	404

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	23,066	35,251	267	3,259	120
Capital gains distributions	12,599	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	35,665	35,251	267	3,259	120
Net unrealized appreciation
(depreciation) of investments	45,230	(19,974)	(83)	39,023	2,173

Net realized and unrealized gain (loss)
on investments	80,895	15,277	184	42,282	2,293
Net increase (decrease) in net assets
resulting from operations	$ 75,171	$ 11,349	$ 105	$ 50,137	$ 2,697

The accompanying notes are an integral part of these financial statements. 60

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				ING T. Rowe	ING T. Rowe
	ING PIMCO		ING Pioneer	Price Capital	Price Capital
	High Yield	ING Pioneer	Mid Cap Value	Appreciation	Appreciation
	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 42,213	$ 947	$ 3,358	$ 47,823	$ 1,934
Total investment income	42,213	947	3,358	47,823	1,934
Expenses:
Mortality, expense risk
and other charges	10,753	1,650	11,737	46,098	2,115
Annual administrative charges	265	20	152	670	21
Minimum death benefit guarantee charges	-	-	-	1	-
Contingent deferred sales charges	213	27	169	727	10
Other contract charges	2,053	421	3,346	9,881	734
Amortization of deferred charges	-	-	-	1	-

Total expenses	13,284	2,118	15,404	57,378	2,880
Net investment income (loss)	28,929	(1,171)	(12,046)	(9,555)	(946)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,108	4,433	11,594	49,687	3,358
Capital gains distributions	3,174	2,208	33,347	260,038	11,387
Total realized gain (loss) on investments
and capital gains distributions	4,282	6,641	44,941	309,725	14,745
Net unrealized appreciation
(depreciation) of investments	(30,644)	(2,725)	(13,818)	(245,301)	(11,696)
Net realized and unrealized gain (loss)
on investments	(26,362)	3,916	31,123	64,424	3,049
Net increase (decrease) in net assets
resulting from operations	$ 2,567	$ 2,745	$ 19,077	$ 54,869	$ 2,103

The accompanying notes are an integral part of these financial statements. 61

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Equity	Price Equity	ING Templeton	ING Templeton	ING UBS U.S.
	Income	Income	Global Growth	Global Growth	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 13,656	$ 471	$ 4,698	$ 75	$ 1,885
Total investment income	13,656	471	4,698	75	1,885
Expenses:
Mortality, expense risk
and other charges	17,078	651	7,898	156	1,625
Annual administrative charges	251	7	110	1	24
Minimum death benefit guarantee charges	2	-	-	-	-
Contingent deferred sales charges	273	1	105	-	29
Other contract charges	3,731	230	1,513	56	312
Amortization of deferred charges	7	-	-	-	-

Total expenses	21,342	889	9,626	213	1,990
Net investment income (loss)	(7,686)	(418)	(4,928)	(138)	(105)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37,786	1,188	16,843	298	4,865
Capital gains distributions	36,222	1,307	10,380	190	7,176
Total realized gain (loss) on investments
and capital gains distributions	74,008	2,495	27,223	488	12,041
Net unrealized appreciation
(depreciation) of investments	(55,478)	(1,826)	(20,872)	(368)	(11,739)
Net realized and unrealized gain (loss)
on investments	18,530	669	6,351	120	302
Net increase (decrease) in net assets
resulting from operations	$ 10,844	$ 251	$ 1,423	$ (18)	$ 197

The accompanying notes are an integral part of these financial statements. 62

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING Van	ING Van	ING Van	ING Van
	ING UBS U.S.	Kampen Capital	Kampen Capital	Kampen Global	Kampen Global
	Allocation	Growth	Growth	Franchise	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 98	$ -	$ -	$ -	$ -

Total investment income	98	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	97	983	252	5,953	1,579
Annual administrative charges	1	15	3	74	19
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	18	2	88	8
Other contract charges	32	279	88	1,706	547
Amortization of deferred charges	-	-	-	-	-

Total expenses	130	1,295	345	7,821	2,153
Net investment income (loss)	(32)	(1,295)	(345)	(7,821)	(2,153)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	157	4,213	659	22,199	2,899
Capital gains distributions	396	1,897	467	10,376	2,562
Total realized gain (loss) on investments
and capital gains distributions	553	6,110	1,126	32,575	5,461
Net unrealized appreciation
(depreciation) of investments	(539)	4,882	1,534	(2,719)	2,458
Net realized and unrealized gain (loss)
on investments	14	10,992	2,660	29,856	7,919
Net increase (decrease) in net assets
resulting from operations	$ (18)	$ 9,697	$ 2,315	$ 22,035	$ 5,766

The accompanying notes are an integral part of these financial statements. 63

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen			ING VP Index
	Growth and	Growth and	ING Van	ING Van	Plus
	Income	Income	Kampen Real	Kampen Real	International
	Portfolio -	Portfolio -	Estate Portfolio	Estate Portfolio	Equity Portfolio
	Service Class	Service 2 Class	- Service Class	- Service 2 Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 12,053	$ 1,078	$ 9,149	$ 376	$ -

Total investment income	12,053	1,078	9,149	376	-
Expenses:
Mortality, expense risk
and other charges	13,547	1,463	14,299	681	761
Annual administrative charges	241	14	189	7	10
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	197	8	319	3	15
Other contract charges	1,850	474	3,383	243	177
Amortization of deferred charges	1	-	1	-	-

Total expenses	15,836	1,959	18,191	934	963
Net investment income (loss)	(3,783)	(881)	(9,042)	(558)	(963)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20,524	2,378	166,034	2,711	4,666
Capital gains distributions	52,337	5,133	84,942	3,897	132
Total realized gain (loss) on investments
and capital gains distributions	72,861	7,511	250,976	6,608	4,798
Net unrealized appreciation
(depreciation) of investments	(61,555)	(6,569)	(393,403)	(13,709)	(280)
Net realized and unrealized gain (loss)
on investments	11,306	942	(142,427)	(7,101)	4,518
Net increase (decrease) in net assets
resulting from operations	$ 7,523	$ 61	$ (151,469)	$ (7,659)	$ 3,555

The accompanying notes are an integral part of these financial statements. 64

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING VP Index	ING Wells	ING Wells	ING Wells	ING Wells
	Plus	Fargo	Fargo	Fargo Small	Fargo Small
	International	Disciplined	Disciplined	Cap Disciplined Cap Disciplined
	Equity Portfolio	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	- Service 2 Class	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ -	$ 2,532	$ 43	$ -	$ -

Total investment income	-	2,532	43	-	-
Expenses:
Mortality, expense risk
and other charges	17	4,105	86	367	13
Annual administrative charges	-	92	1	3	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	71	-	6	-
Other contract charges	6	421	29	102	5
Amortization of deferred charges	-	1	-	-	-

Total expenses	23	4,690	116	478	18
Net investment income (loss)	(23)	(2,158)	(73)	(478)	(18)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	69	28,889	201	1,287	53
Capital gains distributions	3	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	72	28,889	201	1,287	53
Net unrealized appreciation
(depreciation) of investments	(5)	(37,758)	(402)	(1,634)	(86)
Net realized and unrealized gain (loss)
on investments	67	(8,869)	(201)	(347)	(33)
Net increase (decrease) in net assets
resulting from operations	$ 44	$ (11,027)	$ (274)	$ (825)	$ (51)

The accompanying notes are an integral part of these financial statements. 65

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		ING American			ING American
		Century Large	ING American	ING American	Century Small-
	ING Diversified	Company Value	Century Select	Century Select	Mid Cap Value
	International	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Initial Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 6	$ 9	$ 2	$ 1	$ 3

Total investment income	6	9	2	1	3
Expenses:
Mortality, expense risk
and other charges	4	6	1	1	6
Annual administrative charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	1	-	-	-	-
Amortization of deferred charges	-	-	-	-	-

Total expenses	5	6	1	1	6
Net investment income (loss)	1	3	1	-	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	36	47	15	15
Capital gains distributions	3	48	-	-	85

Total realized gain (loss) on investments
and capital gains distributions	16	84	47	15	100
Net unrealized appreciation
(depreciation) of investments	20	(100)	(22)	(1)	(116)
Net realized and unrealized gain (loss)
on investments	36	(16)	25	14	(16)
Net increase (decrease) in net assets
resulting from operations	$ 37	$ (13)	$ 26	$ 14	$ (19)

The accompanying notes are an integral part of these financial statements. 66

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING Baron	ING Columbia		ING	ING
	Small Cap	Small Cap	ING Davis New	Fundamental	Fundamental
	Growth	Value II	York Venture	Research	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 131	$ 357	$ 5	$ 10

Total investment income	-	131	357	5	10
Expenses:
Mortality, expense risk
and other charges	3,305	1,971	2,374	4	13
Annual administrative charges	33	22	24	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	31	19	19	-	-
Other contract charges	845	515	523	-	4
Amortization of deferred charges	-	-	-	-	-

Total expenses	4,214	2,527	2,940	4	17

Net investment income (loss)	(4,214)	(2,396)	(2,583)	1	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,003	2,279	803	5	26
Capital gains distributions	-	-	536	23	83

Total realized gain (loss) on investments
and capital gains distributions	6,003	2,279	1,339	28	109
Net unrealized appreciation
(depreciation) of investments	2,621	(2,362)	1,618	(13)	(81)
Net realized and unrealized gain (loss)
on investments	8,624	(83)	2,957	15	28
Net increase (decrease) in net assets
resulting from operations	$ 4,410	$ (2,479)	$ 374	$ 16	$ 21

The accompanying notes are an integral part of these financial statements. 67

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

				ING Legg
	ING Goldman			Mason Partners	ING Neuberger
	Sachs® Capital ING JPMorgan ING JPMorgan			Aggressive	Berman
	Growth	International	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 3,035	$ 137	$ -	$ 379

Total investment income	1	3,035	137	-	379
Expenses:
Mortality, expense risk
and other charges	-	2,971	389	2,872	2,732
Annual administrative charges	-	33	3	37	51
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	40	11	44	38
Other contract charges	-	821	26	922	341
Amortization of deferred charges	-	-	-	-	-

Total expenses	-	3,865	429	3,875	3,162

Net investment income (loss)	1	(830)	(292)	(3,875)	(2,783)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	14,517	1,212	6,867	1,094
Capital gains distributions	-	-	1,233	-	7,538

Total realized gain (loss) on investments
and capital gains distributions	4	14,517	2,445	6,867	8,632
Net unrealized appreciation
(depreciation) of investments	(4)	(2,554)	(1,909)	(9,689)	4,985
Net realized and unrealized gain (loss)
on investments	-	11,963	536	(2,822)	13,617

Net increase (decrease) in net assets
resulting from operations	$ 1	$ 11,133	$ 244	$ (6,697)	$ 10,834

The accompanying notes are an integral part of these financial statements. 68

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

					ING
	ING Neuberger				Oppenheimer
	Berman	ING OpCap	ING	ING	Strategic
	Regency	Balanced Value	Oppenheimer	Oppenheimer	Income
	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio	Portfolio -
	Service Class	Service Class	- Initial Class	- Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 81	$ 8	$ 170	$ 1,296	$ 315
Total investment income	81	8	170	1,296	315
Expenses:
Mortality, expense risk
and other charges	155	6	204	2,162	64
Annual administrative charges	2	-	2	26	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	1	-	6	29	-
Other contract charges	34	-	5	515	2
Amortization of deferred charges	-	-	-	-	-

Total expenses	192	6	217	2,732	66
Net investment income (loss)	(111)	2	(47)	(1,436)	249

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	563	36	1,111	2,773	37
Capital gains distributions	19	69	636	5,407	-

Total realized gain (loss) on investments
and capital gains distributions	582	105	1,747	8,180	37
Net unrealized appreciation
(depreciation) of investments	(905)	(135)	(842)	(2,887)	208

Net realized and unrealized gain (loss)
on investments	(323)	(30)	905	5,293	245

Net increase (decrease) in net assets
resulting from operations	$ (434)	$ (28)	$ 858	$ 3,857	$ 494

The accompanying notes are an integral part of these financial statements. 69

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 125	$ 32	$ 17	$ 19	$ 1
Total investment income	125	32	17	19	1
Expenses:
Mortality, expense risk
and other charges	34	62	47	45	6
Annual administrative charges	-	-	1	1	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	1	1	-	-
Other contract charges	1	16	9	12	1
Amortization of deferred charges	-	-	-	-	-

Total expenses	35	79	58	58	7
Net investment income (loss)	90	(47)	(41)	(39)	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	100	80	231	39
Capital gains distributions	-	10	14	12	1

Total realized gain (loss) on investments
and capital gains distributions	20	110	94	243	40
Net unrealized appreciation
(depreciation) of investments	207	27	32	(86)	(11)
Net realized and unrealized gain (loss)
on investments	227	137	126	157	29
Net increase (decrease) in net assets
resulting from operations	$ 317	$ 90	$ 85	$ 118	$ 23

The accompanying notes are an integral part of these financial statements. 70

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		ING T. Rowe
		Price
	ING Solution	Diversified Mid	ING T. Rowe	ING Templeton
	Income	Cap Growth	Price Growth	Foreign Equity	ING Thornburg
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -	Value Portfolio
	Service Class	Service Class	- Service Class	Service Class	- Initial Class

Net investment income (loss)
Income:
Dividends	$ 17	$ -	$ 28	$ 840	$ 13

Total investment income	17	-	28	840	13
Expenses:
Mortality, expense risk
and other charges	24	24	220	1,170	46
Annual administrative charges	-	-	4	16	1
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	2	20	3
Other contract charges	1	3	39	260	1
Amortization of deferred charges	-	-	-	-	-

Total expenses	25	27	265	1,466	51
Net investment income (loss)	(8)	(27)	(237)	(626)	(38)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	100	848	4,815	304
Capital gains distributions	2	222	613	835	-

Total realized gain (loss) on investments
and capital gains distributions	13	322	1,461	5,650	304
Net unrealized appreciation
(depreciation) of investments	76	(52)	(982)	160	(91)
Net realized and unrealized gain (loss)
on investments	89	270	479	5,810	213
Net increase (decrease) in net assets
resulting from operations	$ 81	$ 243	$ 242	$ 5,184	$ 175

The accompanying notes are an integral part of these financial statements. 71

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING UBS U.S.	ING Van	ING Van
		ING UBS U.S.	Small Cap	Kampen	Kampen Equity
	ING Thornburg	Large Cap	Growth	Comstock	and Income
	Value Portfolio	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	- Service Class	Service Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 76	$ 123	$ -	$ 2,761	$ 92

Total investment income	76	123	-	2,761	92
Expenses:
Mortality, expense risk
and other charges	281	323	81	4,013	31
Annual administrative charges	4	4	1	43	13
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	4	18	1	43	9
Other contract charges	62	71	21	1,111	250
Amortization of deferred charges	-	-	-	-	-

Total expenses	351	416	104	5,210	303
Net investment income (loss)	(275)	(293)	(104)	(2,449)	(211)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,028	1,645	194	5,345	70
Capital gains distributions	-	-	170	6,121	104

Total realized gain (loss) on investments
and capital gains distributions	1,028	1,645	364	11,466	174
Net unrealized appreciation
(depreciation) of investments	214	(1,277)	(103)	(19,509)	(133)
Net realized and unrealized gain (loss)
on investments	1,242	368	261	(8,043)	41
Net increase (decrease) in net assets
resulting from operations	$ 967	$ 75	$ 157	$ (10,492)	$ (170)

The accompanying notes are an integral part of these financial statements. 72

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic	ING VP
	Kampen Equity	Allocation	Allocation	Allocation	Growth and
	and Income	Conservative	Growth	Moderate	Income
	Portfolio -	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Service Class	S	S	S	I

Net investment income (loss)
Income:
Dividends	$ 1,565	$ 27	$ 5	$ 16	$ 2
Total investment income	1,565	27	5	16	2
Expenses:
Mortality, expense risk
and other charges	1,145	10	3	8	-
Annual administrative charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	1	-	-	-
Other contract charges	7	14	-	1	-
Amortization of deferred charges	-	-	-	-	-

Total expenses	1,152	25	3	9	-

Net investment income (loss)	413	2	2	7	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	763	3	4	6	-
Capital gains distributions	1,924	21	18	29	-

Total realized gain (loss) on investments
and capital gains distributions	2,687	24	22	35	-
Net unrealized appreciation
(depreciation) of investments	(2,862)	4	(17)	(12)	-

Net realized and unrealized gain (loss)
on investments	(175)	28	5	23	-

Net increase (decrease) in net assets
resulting from operations	$ 238	$ 30	$ 7	$ 30	$ 2

The accompanying notes are an integral part of these financial statements. 73

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	S	Series 1	Series 2	Series 3	Series 4

Net investment income (loss)
Income:
Dividends	$ 100	$ 2,099	$ 1,680	$ 1,440	$ 1,254
Total investment income	100	2,099	1,680	1,440	1,254
Expenses:
Mortality, expense risk
and other charges	54	1,689	1,170	1,160	894
Annual administrative charges	-	26	16	17	12
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	132	77	76	42
Other contract charges	4	1	1	-	2
Amortization of deferred charges	-	-	-	-	-

Total expenses	58	1,848	1,264	1,253	950
Net investment income (loss)	42	251	416	187	304

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	213	954	539	964	1,145
Capital gains distributions	-	1,481	466	20	974

Total realized gain (loss) on investments
and capital gains distributions	213	2,435	1,005	984	2,119
Net unrealized appreciation
(depreciation) of investments	43	(1,124)	(14)	401	(1,606)
Net realized and unrealized gain (loss)
on investments	256	1,311	991	1,385	513
Net increase (decrease) in net assets
resulting from operations	$ 298	$ 1,562	$ 1,407	$ 1,572	$ 817

The accompanying notes are an integral part of these financial statements. 74

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9

Net investment income (loss)
Income:
Dividends	$ 462	$ 680	$ 497	$ 237	$ 228
Total investment income	462	680	497	237	228
Expenses:
Mortality, expense risk
and other charges	563	577	408	212	172
Annual administrative charges	7	7	5	3	2
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	32	49	32	6	23
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-

Total expenses	602	633	445	221	197
Net investment income (loss)	(140)	47	52	16	31

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	519	510	702	117	255
Capital gains distributions	1,189	1,499	647	460	235
Total realized gain (loss) on investments
and capital gains distributions	1,708	2,009	1,349	577	490
Net unrealized appreciation
(depreciation) of investments	(1,500)	(1,723)	(1,071)	(422)	(329)
Net realized and unrealized gain (loss)
on investments	208	286	278	155	161
Net increase (decrease) in net assets
resulting from operations	$ 68	$ 333	$ 330	$ 171	$ 192

The accompanying notes are an integral part of these financial statements. 75

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14

Net investment income (loss)
Income:
Dividends	$ 147	$ 325	$ 57	$ 291	$ -

Total investment income	147	325	57	291	-
Expenses:
Mortality, expense risk
and other charges	163	217	89	889	1,187
Annual administrative charges	2	2	1	13	26
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	19	12	14	89	216
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-

Total expenses	184	231	104	991	1,429
Net investment income (loss)	(37)	94	(47)	(700)	(1,429)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	240	188	116	557	296
Capital gains distributions	159	179	109	1	-

Total realized gain (loss) on investments
and capital gains distributions	399	367	225	558	296
Net unrealized appreciation
(depreciation) of investments	(241)	(446)	(135)	1,491	1,936
Net realized and unrealized gain (loss)
on investments	158	(79)	90	2,049	2,232
Net increase (decrease) in net assets
resulting from operations	$ 121	$ 15	$ 43	$ 1,349	$ 803

The accompanying notes are an integral part of these financial statements. 76

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING VP Global
		Science and		ING VP Index	ING VP Index
	ING VP Global	Technology	ING VP Growth	Plus LargeCap	Plus MidCap
	Equity Dividend	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Portfolio	S	S	S	S

Net investment income (loss)
Income:
Dividends	$ 2,560	$ -	$ 1	$ 1,733	$ 1,096

Total investment income	2,560	-	1	1,733	1,096
Expenses:
Mortality, expense risk
and other charges	991	7	3	3,774	3,962
Annual administrative charges	15	-	-	48	47
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	36	-	-	216	71
Other contract charges	242	2	-	888	908
Amortization of deferred charges	-	-	-	-	-

Total expenses	1,284	9	3	4,926	4,988

Net investment income (loss)	1,276	(9)	(2)	(3,193)	(3,892)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,151	16	21	13,187	6,753
Capital gains distributions	4,803	-	-	-	16,305

Total realized gain (loss) on investments
and capital gains distributions	9,954	16	21	13,187	23,058
Net unrealized appreciation
(depreciation) of investments	(10,566)	92	29	(4,826)	(13,818)
Net realized and unrealized gain (loss)
on investments	(612)	108	50	8,361	9,240
Net increase (decrease) in net assets
resulting from operations	$ 664	$ 99	$ 48	$ 5,168	$ 5,348

The accompanying notes are an integral part of these financial statements. 77

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

					ING VP
	ING VP Index	ING VP	ING VP Small	ING VP Value	Financial
	Plus SmallCap	International	Company	Opportunity	Services
	Portfolio - Class	Equity Portfolio	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	- Class S	S	S	S

Net investment income (loss)
Income:
Dividends	$ 233	$ 41	$ -	$ 368	$ 1,173

Total investment income	233	41	-	368	1,173
Expenses:
Mortality, expense risk
and other charges	3,255	10	25	420	1,415
Annual administrative charges	33	-	-	7	18
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	64	-	-	16	31
Other contract charges	769	2	2	71	379
Amortization of deferred charges	-	-	-	-	-

Total expenses	4,121	12	27	514	1,843
Net investment income (loss)	(3,888)	29	(27)	(146)	(670)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,771	(25)	48	735	4,276
Capital gains distributions	18,715	160	341	-	4,518

Total realized gain (loss) on investments
and capital gains distributions	23,486	135	389	735	8,794
Net unrealized appreciation
(depreciation) of investments	(35,463)	(119)	(286)	(334)	(19,968)
Net realized and unrealized gain (loss)
on investments	(11,977)	16	103	401	(11,174)
Net increase (decrease) in net assets
resulting from operations	$ (15,865)	$ 45	$ 76	$ 255	$ (11,844)

The accompanying notes are an integral part of these financial statements. 78

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap		SmallCap	ING VP
	International	Opportunities	ING VP Real	Opportunities	Balanced
	Value Portfolio	Portfolio - Class	Estate Portfolio	Portfolio - Class	Portfolio - Class
	- Class S	S	- Class S	S	S

Net investment income (loss)
Income:
Dividends	$ 158	$ -	$ 230	$ -	$ 251

Total investment income	158	-	230	-	251
Expenses:
Mortality, expense risk
and other charges	100	446	83	1,951	134
Annual administrative charges	1	8	-	31	1
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	6	-	37	6
Other contract charges	13	115	1	562	6
Amortization of deferred charges	-	-	-	-	-

Total expenses	114	575	84	2,581	147
Net investment income (loss)	44	(575)	146	(2,581)	104

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	184	1,752	227	13,167	106
Capital gains distributions	1,726	-	328	-	401

Total realized gain (loss) on investments
and capital gains distributions	1,910	1,752	555	13,167	507
Net unrealized appreciation
(depreciation) of investments	(904)	4,194	(2,423)	(1,917)	(233)
Net realized and unrealized gain (loss)
on investments	1,006	5,946	(1,868)	11,250	274
Net increase (decrease) in net assets
resulting from operations	$ 1,050	$ 5,371	$ (1,722)	$ 8,669	$ 378

The accompanying notes are an integral part of these financial statements. 79

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		Legg Mason
		Partners
		Variable	Legg Mason	Legg Mason	Legg Mason
	ING VP	International	Partners	Partners	Partners
	Intermediate	All Cap	Variable	Variable Large	Variable High
	Bond Portfolio -	Opportunity	Investors	Cap Value	Income
	Class S	Portfolio	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 38,141	$ 1 $	2	$ 1	$ 10
Total investment income	38,141	1	2	1	10
Expenses:
Mortality, expense risk
and other charges	14,782	2	2	1	2
Annual administrative charges	171	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	222	-	-	-	-
Other contract charges	3,874	-	-	-	-
Amortization of deferred charges	1	-	-	-	-

Total expenses	19,050	2	2	1	2
Net investment income (loss)	19,091	(1)	-	-	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,995)	(9)	-	62	4
Capital gains distributions	-	52	5	-	-

Total realized gain (loss) on investments
and capital gains distributions	(1,995)	43	5	62	4
Net unrealized appreciation
(depreciation) of investments	12,314	(36)	(9)	(49)	(13)
Net realized and unrealized gain (loss)
on investments	10,319	7	(4)	13	(9)
Net increase (decrease) in net assets
resulting from operations	$ 29,410	$ 6 $	(4)	$ 13	$ (1)

The accompanying notes are an integral part of these financial statements. 80

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

	Legg Mason	Oppenheimer
	Partners	Main Street	PIMCO Real	Pioneer Equity	Pioneer Small
	Variable Money	Small Cap	Return Portfolio	Income VCT	Cap Value VCT
	Market	Fund®/VA -	- Administrative	Portfolio - Class	Portfolio - Class
	Portfolio	Service Class	Class	II	II

Net investment income (loss)
Income:
Dividends	$ 2	$ 2	$ 79	$ 341	$ 30
Total investment income	2	2	79	341	30
Expenses:
Mortality, expense risk
and other charges	1	11	17	138	95
Annual administrative charges	-	-	-	1	1
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	33	-	-	-	4
Other contract charges	-	3	1	18	3
Amortization of deferred charges	-	-	-	-	-

Total expenses	34	14	18	157	103
Net investment income (loss)	(32)	(12)	61	184	(73)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	12	(25)	339	(156)
Capital gains distributions	-	33	5	430	1,371

Total realized gain (loss) on investments
and capital gains distributions	-	45	(20)	769	1,215
Net unrealized appreciation
(depreciation) of investments	-	(100)	127	(1,434)	(1,600)

Net realized and unrealized gain (loss)
on investments	-	(55)	107	(665)	(385)

Net increase (decrease) in net assets
resulting from operations	$ (32)	$ (67)	$ 168	$ (481)	$ (458)

The accompanying notes are an integral part of these financial statements. 81

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

					Wells Fargo
			ProFund VP		Advantage
	ProFund VP	ProFund VP	Rising Rates	ProFund VP	Asset Allocation
	Bull	Europe 30	Opportunity	Small-Cap	Fund

Net investment income (loss)
Income:
Dividends	$ 193	$ 542 $	2,073	$ 551	$ 76
Total investment income	193	542	2,073	551	76
Expenses:
Mortality, expense risk
and other charges	737	471	706	1,441	60
Annual administrative charges	11	6	8	18	1
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	18	8	12	32	1
Other contract charges	160	124	144	386	21
Amortization of deferred charges	-	-	-	-	-

Total expenses	926	609	870	1,877	83
Net investment income (loss)	(733)	(67)	1,203	(1,326)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,163	2,315	71	2,821	64
Capital gains distributions	425	221	-	10,698	54

Total realized gain (loss) on investments
and capital gains distributions	3,588	2,536	71	13,519	118
Net unrealized appreciation
(depreciation) of investments	(1,667)	796	(3,446)	(14,654)	53
Net realized and unrealized gain (loss)
on investments	1,921	3,332	(3,375)	(1,135)	171
Net increase (decrease) in net assets
resulting from operations	$ 1,188	$ 3,265 $	(2,172)	$ (2,461)	$ 164

The accompanying notes are an integral part of these financial statements. 82

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage	Advantage
	C&B Large Cap	Equity Income	Large Company	Money Market	Small Cap
	Value Fund	Fund	Growth Fund	Fund	Growth Fund

Net investment income (loss)
Income:
Dividends	$ 6	$ 16	$ -	$ 10	$ -

Total investment income	6	16	-	10	-
Expenses:
Mortality, expense risk
and other charges	10	21	54	4	17
Annual administrative charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Contingent deferred sales charges	-	-	1	2	-
Other contract charges	3	5	16	1	5
Amortization of deferred charges	-	-	-	-	-

Total expenses	13	26	71	7	22
Net investment income (loss)	(7)	(10)	(71)	3	(22)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15	33	65	-	43
Capital gains distributions	-	70	-	-	137

Total realized gain (loss) on investments
and capital gains distributions	15	103	65	-	180
Net unrealized appreciation
(depreciation) of investments	(25)	(87)	143	-	(66)

Net realized and unrealized gain (loss)
on investments	(10)	16	208	-	114

Net increase (decrease) in net assets
resulting from operations	$ (17)	$ 6	$ 137	$ 3	$ 92

The accompanying notes are an integral part of these financial statements. 83

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

Wells Fargo
Advantage Total
Return Bond
Fund

Net investment income (loss)
Income:
Dividends	$ 62
Total investment income	62
Expenses:
Mortality, expense risk
and other charges	24
Annual administrative charges	-
Minimum death benefit guarantee charges	-
Contingent deferred sales charges	1
Other contract charges	7
Amortization of deferred charges	-

Total expenses	32
Net investment income (loss)	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)
Capital gains distributions	-

Total realized gain (loss) on investments
and capital gains distributions	(4)
Net unrealized appreciation
(depreciation) of investments	23
Net realized and unrealized gain (loss)
on investments	19
Net increase (decrease) in net assets
resulting from operations	$ 49

The accompanying notes are an integral part of these financial statements.

84

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			Columbia
		Columbia Asset	Federal	Columbia Large
	AIM V.I.	Allocation	Securities Fund,	Cap Growth
	Leisure Fund -	Fund, Variable	Variable Series	Fund, Variable
	Series I Shares	Series - Class A	- Class A	Series - Class A

Net assets at January 1, 2006	$ 53,911	$ 523	$ 85	$ 515

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(608)	5	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	5,757	40	-	3
Net unrealized appreciation (depreciation)
of investments	4,848	5	(1)	45
Net increase (decrease) in net assets from operations	9,997	50	3	42
Changes from principal transactions:
Premiums	2,335	-	-	-
Surrenders and withdrawals	(13,353)	(27)	(6)	(8)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(463)	(8)	-	(2)
Transfers between Divisions
(including fixed account), net	(10)	2	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(11,491)	(33)	(7)	(10)
Total increase (decrease) in net assets	(1,494)	17	(4)	32
Net assets at December 31, 2006	52,417	540	81	547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(388)	6	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	5,332	66	-	25
Net unrealized appreciation (depreciation)
of investments	(5,956)	(32)	1	48
Net increase (decrease) in net assets from operations	(1,012)	40	5	67
Changes from principal transactions:
Premiums	78	-	-	-
Surrenders and withdrawals	(8,809)	98	(5)	(118)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(375)	(10)	-	(12)
Transfers between Divisions
(including fixed account), net	6	-	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(9,100)	88	(6)	(130)
Total increase (decrease) in net assets	(10,112)	128	(1)	(63)
Net assets at December 31, 2007	$ 42,305	$ 668	$ 80	$ 484

The accompanying notes are an integral part of these financial statements. 85

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP
	Cap Value	Growth Fund,	Equity-Income	Contrafund®
	Fund, Variable	Variable Series	Portfolio -	Portfolio -
	Series - Class B	- Class A	Service Class 2	Service Class 2

Net assets at January 1, 2006	$ 348,817	$ 78	$ 276,545	$ 267,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,205)	(1)	2,725	(4,188)
Total realized gain (loss) on investments
and capital gains distributions	33,762	2	45,209	51,769
Net unrealized appreciation (depreciation)
of investments	25,822	7	3,831	(10,078)
Net increase (decrease) in net assets from operations	52,379	8	51,765	37,503
Changes from principal transactions:
Premiums	24,729	-	34,881	206,130
Surrenders and withdrawals	(88,211)	(3)	15,791	51,996
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(2,488)	-	(2,948)	(2,360)
Transfers between Divisions
(including fixed account), net	(49)	(1)	(11)	74
Increase (decrease) in net assets derived from
principal transactions	(66,019)	(4)	47,713	255,840
Total increase (decrease) in net assets	(13,640)	4	99,478	293,343
Net assets at December 31, 2006	335,177	82	376,023	561,251

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,366)	(1)	(2,129)	(8,452)
Total realized gain (loss) on investments
and capital gains distributions	51,799	6	47,017	223,955
Net unrealized appreciation (depreciation)
of investments	(57,677)	5	(48,769)	(120,604)
Net increase (decrease) in net assets from operations	(12,244)	10	(3,881)	94,899
Changes from principal transactions:
Premiums	324	-	54,218	205,156
Surrenders and withdrawals	(64,022)	(2)	(50,474)	65,907
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(2,329)	-	(2,523)	(4,754)
Transfers between Divisions
(including fixed account), net	(17)	1	24	128
Increase (decrease) in net assets derived from
principal transactions	(66,044)	(1)	1,245	266,437
Total increase (decrease) in net assets	(78,288)	9	(2,636)	361,336
Net assets at December 31, 2007	$ 256,889	$ 91	$ 373,387	$ 922,587

The accompanying notes are an integral part of these financial statements. 86

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Franklin Small
	Cap Value	Mutual Shares
	Securities Fund	Securities Fund	ING GET Fund	ING GET Fund
	- Class 2	- Class 2	- Series Q	- Series R

Net assets at January 1, 2006	$ 2,400	$ -	$ 80,727	$ 83,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(406)	1,366	1,052
Total realized gain (loss) on investments
and capital gains distributions	268	139	226	2,044
Net unrealized appreciation (depreciation)
of investments	258	5,098	641	193
Net increase (decrease) in net assets from operations	511	4,831	2,233	3,289
Changes from principal transactions:
Premiums	2,732	29,138	(41)	(38)
Surrenders and withdrawals	(78)	43,288	(18,031)	(15,583)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(109)	(1,320)	(1,184)
Transfers between Divisions
(including fixed account), net	(2)	(2)	(1)	(2)
Increase (decrease) in net assets derived from
principal transactions	2,652	72,315	(19,393)	(16,807)
Total increase (decrease) in net assets	3,163	77,146	(17,160)	(13,518)
Net assets at December 31, 2006	5,563	77,146	63,567	69,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	247	2,286	2,051
Total realized gain (loss) on investments
and capital gains distributions	672	4,763	(1,068)	1,468
Net unrealized appreciation (depreciation)
of investments	(1,114)	(5,098)	(1,323)	(1,525)
Net increase (decrease) in net assets from operations	(485)	(88)	(105)	1,994
Changes from principal transactions:
Premiums	4,368	27,427	(26)	(36)
Surrenders and withdrawals	(883)	(103,889)	(62,947)	(71,815)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(16)	(599)	(488)	(44)
Transfers between Divisions
(including fixed account), net	1	3	(1)	-

Increase (decrease) in net assets derived from
principal transactions	3,470	(77,058)	(63,462)	(71,895)
Total increase (decrease) in net assets	2,985	(77,146)	(63,567)	(69,901)
Net assets at December 31, 2007	$ 8,548	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements. 87

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series S	- Series T	- Series U	- Series V

Net assets at January 1, 2006	$ 96,724	$ 104,417	$ 117,807	$ 177,886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	824	814	442	254
Total realized gain (loss) on investments
and capital gains distributions	1,168	1,750	602	(798)
Net unrealized appreciation (depreciation)
of investments	2,037	1,143	3,532	3,194
Net increase (decrease) in net assets from operations	4,029	3,707	4,576	2,650
Changes from principal transactions:
Premiums	(30)	(58)	(43)	(119)
Surrenders and withdrawals	(22,780)	(25,045)	(35,648)	(58,931)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(737)	(1,510)	(1,639)	(2,685)
Transfers between Divisions
(including fixed account), net	2	(2)	8	1
Increase (decrease) in net assets derived from
principal transactions	(23,545)	(26,615)	(37,322)	(61,734)
Total increase (decrease) in net assets	(19,516)	(22,908)	(32,746)	(59,084)
Net assets at December 31, 2006	77,208	81,509	85,061	118,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,933	1,918	141	140
Total realized gain (loss) on investments
and capital gains distributions	2,399	8	1,617	484
Net unrealized appreciation (depreciation)
of investments	(2,649)	(957)	(288)	2,246
Net increase (decrease) in net assets from operations	1,683	969	1,470	2,870
Changes from principal transactions:
Premiums	(86)	(154)	(58)	(113)
Surrenders and withdrawals	(78,090)	(81,353)	(14,178)	(24,758)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(712)	(968)	(1,528)	(1,074)
Transfers between Divisions
(including fixed account), net	(3)	(3)	9	(2)
Increase (decrease) in net assets derived from
principal transactions	(78,891)	(82,478)	(15,755)	(25,947)
Total increase (decrease) in net assets	(77,208)	(81,509)	(14,285)	(23,077)
Net assets at December 31, 2007	$ -	$ -	$ 70,776	$ 95,725

The accompanying notes are an integral part of these financial statements. 88

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING	ING
	AllianceBernstein	AllianceBernstein		ING American
	Mid Cap Growth	Mid Cap Growth	ING American	Funds Growth-
	Portfolio - Service	Portfolio - Service 2	Funds Growth	Income
	Class	Class	Portfolio	Portfolio

Net assets at January 1, 2006	$ 465,921	$ 17,341	$ 1,516,773	$ 1,031,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,053)	(457)	(36,606)	(18,454)
Total realized gain (loss) on investments
and capital gains distributions	97,959	2,845	9,422	7,901
Net unrealized appreciation (depreciation)
of investments	(94,836)	(2,701)	150,937	149,603

Net increase (decrease) in net assets from operations	(5,930)	(313)	123,753	139,050
Changes from principal transactions:
Premiums	36,365	2,756	408,391	261,877
Surrenders and withdrawals	(65,404)	(844)	(58,627)	(48,049)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(7,471)	(125)	(11,198)	(10,033)
Transfers between Divisions
(including fixed account), net	(23)	(8)	(73)	26

Increase (decrease) in net assets derived from
principal transactions	(36,533)	1,779	338,493	203,821

Total increase (decrease) in net assets	(42,463)	1,466	462,246	342,871

Net assets at December 31, 2006	423,458	18,807	1,979,019	1,374,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,361)	(466)	(44,935)	(19,201)
Total realized gain (loss) on investments
and capital gains distributions	63,913	1,656	41,143	43,595
Net unrealized appreciation (depreciation)
of investments	(22,763)	272	184,268	221

Net increase (decrease) in net assets from operations	32,789	1,462	180,476	24,615
Changes from principal transactions:
Premiums	28,496	396	410,477	290,323
Surrenders and withdrawals	(43,890)	(1,516)	(96,580)	(80,753)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(9,281)	(273)	(17,665)	(13,629)
Transfers between Divisions
(including fixed account), net	110	(8)	39	334

Increase (decrease) in net assets derived from
principal transactions	(24,565)	(1,401)	296,271	196,275

Total increase (decrease) in net assets	8,224	61	476,747	220,890
Net assets at December 31, 2007	$ 431,682	$ 18,868	$ 2,455,766	$ 1,595,008

The accompanying notes are an integral part of these financial statements.

	89

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING BlackRock
		Large Cap	ING BlackRock
	ING American	Growth	Large Cap	ING BlackRock
	Funds	Portfolio -	Growth	Large Cap
	International	Institutional	Portfolio -	Value Portfolio
	Portfolio	Class	Service Class	- Service Class

Net assets at January 1, 2006	$ 683,490	$ -	$ 151,911	$ 42,124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,251)	-	(3,154)	(1,017)
Total realized gain (loss) on investments
and capital gains distributions	13,394	-	11,812	3,666
Net unrealized appreciation (depreciation)
of investments	129,485	-	(1,992)	4,627

Net increase (decrease) in net assets from operations	129,628	-	6,666	7,276
Changes from principal transactions:
Premiums	228,593	-	7,522	13,483
Surrenders and withdrawals	44,708	-	(18,705)	8,166
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(8,234)	-	(1,836)	(503)
Transfers between Divisions
(including fixed account), net	124	-	(35)	(7)

Increase (decrease) in net assets derived from
principal transactions	265,191	-	(13,054)	21,139

Total increase (decrease) in net assets	394,819	-	(6,388)	28,415

Net assets at December 31, 2006	1,078,309	-	145,523	70,539

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,815)	(2)	(3,393)	(1,336)
Total realized gain (loss) on investments
and capital gains distributions	52,427	-	3,017	8,082
Net unrealized appreciation (depreciation)
of investments	153,243	(4)	6,394	(4,970)
Net increase (decrease) in net assets from operations	188,855	(6)	6,018	1,776
Changes from principal transactions:
Premiums	285,023	-	18,670	3,244
Surrenders and withdrawals	5,307	250	(15,086)	(17,295)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(9,664)	-	(1,619)	(703)
Transfers between Divisions
(including fixed account), net	170	-	1	(9)

Increase (decrease) in net assets derived from
principal transactions	280,836	250	1,966	(14,763)
Total increase (decrease) in net assets	469,691	244	7,984	(12,987)
Net assets at December 31, 2007	$ 1,548,000	$ 244	$ 153,507	$ 57,552

The accompanying notes are an integral part of these financial statements. 90

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Capital	ING Capital	ING Capital
	ING BlackRock	Guardian	Guardian	Guardian U.S.
	Large Cap	Small/Mid Cap	Small/Mid Cap	Equities
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 3,132	$ 455,371	$ 9,138	$ 595,801

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(74)	(6,968)	(197)	(9,638)
Total realized gain (loss) on investments
and capital gains distributions	154	34,105	306	59,337
Net unrealized appreciation (depreciation)
of investments	383	16,487	774	(5,967)
Net increase (decrease) in net assets from operations	463	43,624	883	43,732
Changes from principal transactions:
Premiums	657	9,367	416	18,090
Surrenders and withdrawals	351	(84,331)	(979)	(89,374)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(44)	(6,389)	(59)	(6,942)
Transfers between Divisions
(including fixed account), net	-	(39)	(4)	7

Increase (decrease) in net assets derived from
principal transactions	964	(81,392)	(626)	(78,219)
Total increase (decrease) in net assets	1,427	(37,768)	257	(34,487)
Net assets at December 31, 2006	4,559	417,603	9,395	561,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(104)	(2,132)	(71)	(8,446)
Total realized gain (loss) on investments
and capital gains distributions	304	151,837	2,169	72,900
Net unrealized appreciation (depreciation)
of investments	(118)	(123,647)	(1,522)	(74,174)
Net increase (decrease) in net assets from operations	82	26,058	576	(9,720)
Changes from principal transactions:
Premiums	32	117	-	12,772
Surrenders and withdrawals	(358)	(441,375)	(9,966)	(91,416)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(11)	(2,406)	(4)	(7,506)
Transfers between Divisions
(including fixed account), net	(1)	3	(1)	(8)
Increase (decrease) in net assets derived from
principal transactions	(338)	(443,661)	(9,971)	(86,158)
Total increase (decrease) in net assets	(256)	(417,603)	(9,395)	(95,878)
Net assets at December 31, 2007	$ 4,303	$ -	$ -	$ 465,436

The accompanying notes are an integral part of these financial statements. 91

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Capital
	Guardian U.S.	ING	ING	ING Evergreen
	Equities	EquitiesPlus	EquitiesPlus	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 10,963	$ -	$ -	$ 160,600

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(222)	(1,622)	-	(3,977)
Total realized gain (loss) on investments
and capital gains distributions	1,214	223	-	4,245
Net unrealized appreciation (depreciation)
of investments	(206)	9,868	3	18,675
Net increase (decrease) in net assets from operations	786	8,469	3	18,943
Changes from principal transactions:
Premiums	362	646	30	22,996
Surrenders and withdrawals	(856)	119,036	-	(8,484)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(154)	(1,724)	-	(1,839)
Transfers between Divisions
(including fixed account), net	(2)	-	-	10

Increase (decrease) in net assets derived from
principal transactions	(650)	117,958	30	12,683
Total increase (decrease) in net assets	136	126,427	33	31,626
Net assets at December 31, 2006	11,099	126,427	33	192,226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(205)	2,048	-	(4,246)
Total realized gain (loss) on investments
and capital gains distributions	1,618	8,209	2	13,809
Net unrealized appreciation (depreciation)
of investments	(1,587)	(8,556)	(2)	1,835
Net increase (decrease) in net assets from operations	(174)	1,701	-	11,398
Changes from principal transactions:
Premiums	92	1,752	-	23,085
Surrenders and withdrawals	(2,442)	(23,425)	-	(19,590)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(72)	(4,054)	-	(1,463)
Transfers between Divisions
(including fixed account), net	(2)	1	-	(21)

Increase (decrease) in net assets derived from
principal transactions	(2,424)	(25,726)	-	2,011

Total increase (decrease) in net assets	(2,598)	(24,025)	-	13,409

Net assets at December 31, 2007	$ 8,501	$ 102,402	$ 33	$ 205,635

The accompanying notes are an integral part of these financial statements. 92

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING FMRSM	ING FMRSM
	ING Evergreen	ING Evergreen	Diversified Mid	Diversified Mid
	Omega Portfolio	Omega Portfolio	Cap Portfolio -	Cap Portfolio -
	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 7,994	$ 961	$ 569,837	$ 28,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(177)	(29)	(13,132)	(829)
Total realized gain (loss) on investments
and capital gains distributions	411	13	81,755	4,422
Net unrealized appreciation (depreciation)
of investments	117	52	(14,480)	(859)
Net increase (decrease) in net assets from operations	351	36	54,143	2,734
Changes from principal transactions:
Premiums	1,181	269	72,508	4,384
Surrenders and withdrawals	1,042	66	(61,575)	756
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(42)	-	(7,752)	(145)
Transfers between Divisions
(including fixed account), net	6	(1)	(82)	(8)
Increase (decrease) in net assets derived from
principal transactions	2,187	334	3,099	4,987
Total increase (decrease) in net assets	2,538	370	57,242	7,721
Net assets at December 31, 2006	10,532	1,331	627,079	36,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(192)	(34)	(18,320)	(1,087)
Total realized gain (loss) on investments
and capital gains distributions	483	59	58,263	1,785
Net unrealized appreciation (depreciation)
of investments	486	87	47,387	3,712
Net increase (decrease) in net assets from operations	777	112	87,330	4,410
Changes from principal transactions:
Premiums	460	44	63,636	733
Surrenders and withdrawals	(3,181)	(174)	294,810	6,060
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(60)	(11)	(10,999)	(213)
Transfers between Divisions
(including fixed account), net	(1)	(1)	140	(8)
Increase (decrease) in net assets derived from
principal transactions	(2,782)	(142)	347,587	6,572
Total increase (decrease) in net assets	(2,005)	(30)	434,917	10,982
Net assets at December 31, 2007	$ 8,527	$ 1,301	$ 1,061,996	$ 47,072

The accompanying notes are an integral part of these financial statements. 93

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING FMRSM	ING FMRSM	ING FMRSM
	Large Cap	Mid Cap	Mid Cap
	Growth	Growth	Growth	ING Focus 5
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 9,242	$ 552,840	$ 19,172	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,871)	(9,924)	(477)	-
Total realized gain (loss) on investments
and capital gains distributions	(1,314)	41,215	570	-
Net unrealized appreciation (depreciation)
of investments	147	(20,014)	230	-

Net increase (decrease) in net assets from operations	(4,038)	11,277	323	-
Changes from principal transactions:
Premiums	2,558	16,994	1,682	-
Surrenders and withdrawals	178,052	(99,221)	(1,363)	-
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(771)	(8,319)	(92)	-
Transfers between Divisions
(including fixed account), net	(18)	(40)	(4)	-

Increase (decrease) in net assets derived from
principal transactions	179,821	(90,586)	223	-

Total increase (decrease) in net assets	175,783	(79,309)	546	-

Net assets at December 31, 2006	185,025	473,531	19,718	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,855)	(8,624)	(475)	(28)
Total realized gain (loss) on investments
and capital gains distributions	1,259	45,430	651	126
Net unrealized appreciation (depreciation)
of investments	4,782	(37,664)	(407)	(2,310)
Net increase (decrease) in net assets from operations	2,186	(858)	(231)	(2,212)
Changes from principal transactions:
Premiums	4,533	4,388	327	68,220
Surrenders and withdrawals	(29,905)	(92,081)	(1,774)	33,534
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,229)	(7,528)	(121)	-
Transfers between Divisions
(including fixed account), net	33	109	-	(1)

Increase (decrease) in net assets derived from
principal transactions	(26,568)	(95,112)	(1,568)	101,753
Total increase (decrease) in net assets	(24,382)	(95,970)	(1,799)	99,541
Net assets at December 31, 2007	$ 160,643	$ 377,561	$ 17,919	$ 99,541

The accompanying notes are an integral part of these financial statements. 94

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING Franklin
				Templeton
	ING Franklin	ING Franklin	ING Franklin	Founding
	Income	Income	Mutual Shares	Strategy
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class

Net assets at January 1, 2006	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,106)	(27)	-	-
Total realized gain (loss) on investments
and capital gains distributions	70	2	-	-
Net unrealized appreciation (depreciation)
of investments	8,850	191	-	-

Net increase (decrease) in net assets from operations	7,814	166	-	-
Changes from principal transactions:
Premiums	48,899	1,511	-	-
Surrenders and withdrawals	100,071	1,240	-	-
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(182)	-	-	-
Transfers between Divisions
(including fixed account), net	91	(1)	-	-

Increase (decrease) in net assets derived from
principal transactions	148,879	2,750	-	-

Total increase (decrease) in net assets	156,693	2,916	-	-

Net assets at December 31, 2006	156,693	2,916	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,903)	(88)	(1,728)	(3,032)
Total realized gain (loss) on investments
and capital gains distributions	4,924	126	2	(165)
Net unrealized appreciation (depreciation)
of investments	(5,414)	(205)	(455)	(10,625)
Net increase (decrease) in net assets from operations	(3,393)	(167)	(2,181)	(13,822)
Changes from principal transactions:
Premiums	109,305	872	53,844	408,324
Surrenders and withdrawals	82,850	5,448	148,367	126,300
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(3,427)	(48)	(623)	(178)
Transfers between Divisions
(including fixed account), net	48	(1)	78	(34)
Increase (decrease) in net assets derived from
principal transactions	188,776	6,271	201,666	534,412
Total increase (decrease) in net assets	185,383	6,104	199,485	520,590
Net assets at December 31, 2007	$ 342,076	$ 9,020	$ 199,485	$ 520,590

The accompanying notes are an integral part of these financial statements. 95

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Global	ING Global	ING Global	ING Global
	Real Estate	Real Estate	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ -	$ -	$ 373,920	$ 22,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	862	12	(9,663)	(678)
Total realized gain (loss) on investments
and capital gains distributions	658	21	87,114	4,633
Net unrealized appreciation (depreciation)
of investments	7,217	170	(7,594)	347
Net increase (decrease) in net assets from operations	8,737	203	69,857	4,302
Changes from principal transactions:
Premiums	19,642	722	98,219	4,741
Surrenders and withdrawals	47,849	881	(8,387)	283
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(111)	-	(3,829)	(85)
Transfers between Divisions
(including fixed account), net	(4)	1	29	(7)
Increase (decrease) in net assets derived from
principal transactions	67,376	1,604	86,032	4,932
Total increase (decrease) in net assets	76,113	1,807	155,889	9,234
Net assets at December 31, 2006	76,113	1,807	529,809	31,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,025	4	(14,135)	(895)
Total realized gain (loss) on investments
and capital gains distributions	5,763	116	95,240	5,560
Net unrealized appreciation (depreciation)
of investments	(23,323)	(481)	83,891	4,867
Net increase (decrease) in net assets from operations	(16,535)	(361)	164,996	9,532
Changes from principal transactions:
Premiums	65,604	780	117,060	964
Surrenders and withdrawals	20,835	509	21,380	(961)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(633)	-	(5,246)	(141)
Transfers between Divisions
(including fixed account), net	11	1	48	(6)
Increase (decrease) in net assets derived from
principal transactions	85,817	1,290	133,242	(144)
Total increase (decrease) in net assets	69,282	929	298,238	9,388

Net assets at December 31, 2007	$ 145,395	$ 2,736	$ 828,047	$ 41,169

The accompanying notes are an integral part of these financial statements. 96

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING	ING
			International	International
	ING Global	ING Global	Growth	Growth
	Technology	Technology	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 73,104	$ 5,748	$ 160,706	$ 10,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,687)	(157)	(484)	(93)
Total realized gain (loss) on investments
and capital gains distributions	9,774	760	30,734	1,940
Net unrealized appreciation (depreciation)
of investments	(3,019)	(258)	(2,607)	(117)
Net increase (decrease) in net assets from operations	5,068	345	27,643	1,730
Changes from principal transactions:
Premiums	10,444	493	180	2
Surrenders and withdrawals	(7,885)	249	(29,893)	(1,343)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(358)	(3)	(2,678)	(30)
Transfers between Divisions
(including fixed account), net	(16)	(3)	(14)	-

Increase (decrease) in net assets derived from
principal transactions	2,185	736	(32,405)	(1,371)
Total increase (decrease) in net assets	7,253	1,081	(4,762)	359
Net assets at December 31, 2006	80,357	6,829	155,944	10,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,120)	(167)	(1,217)	(154)
Total realized gain (loss) on investments
and capital gains distributions	2,637	174	36,139	2,299
Net unrealized appreciation (depreciation)
of investments	4,125	414	(12,310)	(598)
Net increase (decrease) in net assets from operations	4,642	421	22,612	1,547
Changes from principal transactions:
Premiums	18,087	195	76	2
Surrenders and withdrawals	27,350	(116)	(33,044)	(1,113)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(872)	(32)	(3,233)	(54)
Transfers between Divisions
(including fixed account), net	(7)	(1)	23	(8)
Increase (decrease) in net assets derived from
principal transactions	44,558	46	(36,178)	(1,173)
Total increase (decrease) in net assets	49,200	467	(13,566)	374
Net assets at December 31, 2007	$ 129,557	$ 7,296	$ 142,378	$ 10,823

The accompanying notes are an integral part of these financial statements. 97

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING JPMorgan	ING JPMorgan
	ING Janus	ING Janus	Emerging	Emerging
	Contrarian	Contrarian	Markets Equity Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class

Net assets at January 1, 2006	$ 81,462	$ 3,755	$ 19,778	$ 305,326

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,994)	(108)	(542)	(6,573)
Total realized gain (loss) on investments
and capital gains distributions	12,369	347	1,464	41,525
Net unrealized appreciation (depreciation)
of investments	11,261	755	6,821	73,947
Net increase (decrease) in net assets from operations	21,636	994	7,743	108,899
Changes from principal transactions:
Premiums	26,712	1,531	6,330	88,616
Surrenders and withdrawals	21,032	987	1,537	4,616
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,277)	(31)	(105)	(4,716)
Transfers between Divisions
(including fixed account), net	101	(2)	(6)	26
Increase (decrease) in net assets derived from
principal transactions	46,568	2,485	7,756	88,542
Total increase (decrease) in net assets	68,204	3,479	15,499	197,441
Net assets at December 31, 2006	149,666	7,234	35,277	502,767

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,775)	(722)	(620)	(7,770)
Total realized gain (loss) on investments
and capital gains distributions	27,504	2,074	2,999	48,390
Net unrealized appreciation (depreciation)
of investments	37,721	1,190	9,866	148,973
Net increase (decrease) in net assets from operations	53,450	2,542	12,245	189,593
Changes from principal transactions:
Premiums	104,170	863	1,489	125,911
Surrenders and withdrawals	481,718	28,911	(958)	54,416
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(4,382)	(127)	(224)	(5,565)
Transfers between Divisions
(including fixed account), net	(7)	(10)	(16)	228
Increase (decrease) in net assets derived from
principal transactions	581,499	29,637	291	174,990
Total increase (decrease) in net assets	634,949	32,179	12,536	364,583
Net assets at December 31, 2007	$ 784,615	$ 39,413	$ 47,813	$ 867,350

The accompanying notes are an integral part of these financial statements. 98

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING JPMorgan	ING JPMorgan
	ING JPMorgan ING JPMorgan		Value	Value
	Small Cap Core	Small Cap Core	Opportunities	Opportunities
	Equity Portfolio	Equity Portfolio	Portfolio -	Portfolio -
	- Service Class	- Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 177,486	$ 45,409	$ 40,813	$ 864

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,782)	(1,245)	(726)	(21)
Total realized gain (loss) on investments
and capital gains distributions	13,087	2,732	1,650	21
Net unrealized appreciation (depreciation)
of investments	17,579	4,850	7,757	195
Net increase (decrease) in net assets from operations	25,884	6,337	8,681	195
Changes from principal transactions:
Premiums	39,631	6,055	7,539	352
Surrenders and withdrawals	(2,278)	(3,454)	13,509	298
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,225)	(234)	(622)	-
Transfers between Divisions
(including fixed account), net	(15)	(11)	26	1
Increase (decrease) in net assets derived from
principal transactions	36,113	2,356	20,452	651
Total increase (decrease) in net assets	61,997	8,693	29,133	846
Net assets at December 31, 2006	239,483	54,102	69,946	1,710

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,372)	(1,367)	(398)	(23)
Total realized gain (loss) on investments
and capital gains distributions	24,472	4,862	11,044	216
Net unrealized appreciation (depreciation)
of investments	(29,037)	(5,755)	(11,103)	(246)
Net increase (decrease) in net assets from operations	(9,937)	(2,260)	(457)	(53)
Changes from principal transactions:
Premiums	40,480	857	3,373	47
Surrenders and withdrawals	(31,253)	(1,226)	(30,858)	(31)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(2,366)	(503)	(542)	-
Transfers between Divisions
(including fixed account), net	(20)	(11)	8	1
Increase (decrease) in net assets derived from
principal transactions	6,841	(883)	(28,019)	17
Total increase (decrease) in net assets	(3,096)	(3,143)	(28,476)	(36)
Net assets at December 31, 2007	$ 236,387	$ 50,959	$ 41,470	$ 1,674

The accompanying notes are an integral part of these financial statements. 99

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING Legg	ING Legg
	ING Julius Baer	ING Julius Baer	Mason Partners	Mason Partners
	Foreign	Foreign	All Cap	All Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 356,543	$ 39,182	$ 370,733	$ 21,049

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,809)	(1,280)	(4,942)	(397)
Total realized gain (loss) on investments
and capital gains distributions	7,461	518	15,159	792
Net unrealized appreciation (depreciation)
of investments	114,470	12,502	42,449	2,977
Net increase (decrease) in net assets from operations	111,122	11,740	52,666	3,372
Changes from principal transactions:
Premiums	107,892	9,945	12,085	1,918
Surrenders and withdrawals	59,160	3,761	(60,290)	300
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(4,098)	(149)	(5,092)	(177)
Transfers between Divisions
(including fixed account), net	(1)	(10)	(29)	(6)
Increase (decrease) in net assets derived from
principal transactions	162,953	13,547	(53,326)	2,035
Total increase (decrease) in net assets	274,075	25,287	(660)	5,407
Net assets at December 31, 2006	630,618	64,469	370,073	26,456

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,720)	(1,749)	2,609	128
Total realized gain (loss) on investments
and capital gains distributions	78,973	6,978	128,034	6,388
Net unrealized appreciation (depreciation)
of investments	31,339	3,452	(113,907)	(5,324)
Net increase (decrease) in net assets from operations	93,592	8,681	16,736	1,192
Changes from principal transactions:
Premiums	177,018	2,735	3,091	124
Surrenders and withdrawals	12,612	(1,023)	(388,100)	(27,714)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(5,418)	(602)	(1,800)	(55)
Transfers between Divisions
(including fixed account), net	(29)	(13)	-	(3)

Increase (decrease) in net assets derived from
principal transactions	184,183	1,097	(386,809)	(27,648)
Total increase (decrease) in net assets	277,775	9,778	(370,073)	(26,456)
Net assets at December 31, 2007	$ 908,393	$ 74,247	$ -	$ -

The accompanying notes are an integral part of these financial statements. 100

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING LifeStyle	ING LifeStyle
	ING Legg	ING Legg	Aggressive	Aggressive
	Mason Value	Mason Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 399,134	$ 27,151	$ 672,396	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,749)	(691)	(20,814)	(20)
Total realized gain (loss) on investments
and capital gains distributions	7,771	804	29,597	13
Net unrealized appreciation (depreciation)
of investments	17,735	981	122,890	184
Net increase (decrease) in net assets from operations	16,757	1,094	131,673	177
Changes from principal transactions:
Premiums	61,177	3,931	307,014	706
Surrenders and withdrawals	(54,286)	(2,008)	28,785	1,647
Cost of insurance and administrative charges	-	-	(4,052)	-
Benefit payments	(3,042)	(174)	-	-
Transfers between Divisions
(including fixed account), net	(20)	(5)	(252)	(1)
Increase (decrease) in net assets derived from
principal transactions	3,829	1,744	331,495	2,352
Total increase (decrease) in net assets	20,586	2,838	463,168	2,529
Net assets at December 31, 2006	419,720	29,989	1,135,564	2,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,647)	(700)	(23,764)	(59)
Total realized gain (loss) on investments
and capital gains distributions	25,816	1,295	62,660	221
Net unrealized appreciation (depreciation)
of investments	(47,024)	(2,876)	(34,818)	(180)
Net increase (decrease) in net assets from operations	(29,855)	(2,281)	4,078	(18)
Changes from principal transactions:
Premiums	28,936	392	239,353	120
Surrenders and withdrawals	(62,050)	(2,412)	(42,652)	1,696
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(4,092)	(313)	(10,423)	-
Transfers between Divisions
(including fixed account), net	38	39	(24)	1
Increase (decrease) in net assets derived from
principal transactions	(37,168)	(2,294)	186,254	1,817
Total increase (decrease) in net assets	(67,023)	(4,575)	190,332	1,799
Net assets at December 31, 2007	$ 352,697	$ 25,414	$ 1,325,896	$ 4,328

The accompanying notes are an integral part of these financial statements. 101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING LifeStyle	ING LifeStyle
	ING LifeStyle	ING LifeStyle	Moderate	Moderate
	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 1,373,807	$ -	$ 1,239,629	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37,086)	(46)	(23,549)	(28)
Total realized gain (loss) on investments
and capital gains distributions	39,963	20	29,960	11
Net unrealized appreciation (depreciation)
of investments	247,306	492	172,167	266
Net increase (decrease) in net assets from operations	250,183	466	178,578	249
Changes from principal transactions:
Premiums	964,919	5,693	664,943	3,717
Surrenders and withdrawals	144,765	1,928	61,829	1,214
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(14,164)	-	(13,261)	-
Transfers between Divisions
(including fixed account), net	(188)	204	(312)	-

Increase (decrease) in net assets derived from
principal transactions	1,095,332	7,825	713,199	4,931
Total increase (decrease) in net assets	1,345,515	8,291	891,777	5,180
Net assets at December 31, 2006	2,719,322	8,291	2,131,406	5,180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47,888)	(162)	(27,263)	(122)
Total realized gain (loss) on investments
and capital gains distributions	90,575	453	64,587	341
Net unrealized appreciation (depreciation)
of investments	(22,052)	(235)	6,214	(212)
Net increase (decrease) in net assets from operations	20,635	56	43,538	7
Changes from principal transactions:
Premiums	1,177,534	2,042	787,313	2,287
Surrenders and withdrawals	(21,042)	2,028	14,453	8,836
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(22,170)	(130)	(22,819)	-
Transfers between Divisions
(including fixed account), net	128	(1)	64	(2)
Increase (decrease) in net assets derived from
principal transactions	1,134,450	3,939	779,011	11,121
Total increase (decrease) in net assets	1,155,085	3,995	822,549	11,128
Net assets at December 31, 2007	$ 3,874,407	$ 12,286	$ 2,953,955	$ 16,308

The accompanying notes are an integral part of these financial statements. 102

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING LifeStyle	ING LifeStyle	ING Limited
	Moderate	Moderate	Maturity Bond	ING Liquid
	Portfolio -	Portfolio -	Portfolio -	Assets Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class

Net assets at January 1, 2006	$ 515,732	$ -	$ 269,644	$ 582,359

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,934)	(25)	4,189	(25,079)
Total realized gain (loss) on investments
and capital gains distributions	15,781	71	(5,005)	-
Net unrealized appreciation (depreciation)
of investments	56,088	434	5,334	-

Net increase (decrease) in net assets from operations	63,935	480	4,518	(25,079)
Changes from principal transactions:
Premiums	256,513	1,767	279	357,166
Surrenders and withdrawals	73,286	5,472	(52,201)	(186,145)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(5,996)	-	(5,919)	(18,320)
Transfers between Divisions
(including fixed account), net	207	(1)	(30)	136
Increase (decrease) in net assets derived from
principal transactions	324,010	7,238	(57,871)	152,837
Total increase (decrease) in net assets	387,945	7,718	(53,353)	127,758
Net assets at December 31, 2006	903,677	7,718	216,291	710,117

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,456)	(92)	408	(18,376)
Total realized gain (loss) on investments
and capital gains distributions	31,654	444	(2,858)	-
Net unrealized appreciation (depreciation)
of investments	2,555	(178)	9,780	-

Net increase (decrease) in net assets from operations	25,753	174	7,330	(18,376)
Changes from principal transactions:
Premiums	283,841	592	124	494,064
Surrenders and withdrawals	94,425	5,128	(41,957)	(116,872)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(17,481)	-	(5,358)	(20,192)
Transfers between Divisions
(including fixed account), net	399	(3)	36	1,277
Increase (decrease) in net assets derived from
principal transactions	361,184	5,717	(47,155)	358,277
Total increase (decrease) in net assets	386,937	5,891	(39,825)	339,901
Net assets at December 31, 2007	$ 1,290,614	$ 13,609	$ 176,466	$ 1,050,018

The accompanying notes are an integral part of these financial statements. 103

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Lord	ING Lord
		Abbett	Abbett
	ING Liquid	Affiliated	Affiliated	ING MarketPro
	Assets Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 11,307	$ 126,090	$ 2,804	$ 2,308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(676)	(1,727)	(44)	(287)
Total realized gain (loss) on investments
and capital gains distributions	-	15,045	433	123
Net unrealized appreciation (depreciation)
of investments	-	6,210	42	1,731

Net increase (decrease) in net assets from operations	(676)	19,528	431	1,567
Changes from principal transactions:
Premiums	5,653	11,296	506	26,454
Surrenders and withdrawals	(830)	22	(29)	(95)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(19)	(1,310)	(25)	-
Transfers between Divisions
(including fixed account), net	(5)	26	(2)	(1)
Increase (decrease) in net assets derived from
principal transactions	4,799	10,034	450	26,358
Total increase (decrease) in net assets	4,123	29,562	881	27,925
Net assets at December 31, 2006	15,430	155,652	3,685	30,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(604)	(657)	(29)	(70)
Total realized gain (loss) on investments
and capital gains distributions	-	11,917	201	3,015
Net unrealized appreciation (depreciation)
of investments	-	(7,851)	(104)	(1,760)

Net increase (decrease) in net assets from operations	(604)	3,409	68	1,185
Changes from principal transactions:
Premiums	612	4,042	85	4,745
Surrenders and withdrawals	8,784	(39,694)	(379)	(35,076)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(4)	(1,409)	(29)	(1,088)
Transfers between Divisions
(including fixed account), net	(5)	6	(2)	1
Increase (decrease) in net assets derived from
principal transactions	9,387	(37,055)	(325)	(31,418)
Total increase (decrease) in net assets	8,783	(33,646)	(257)	(30,233)
Net assets at December 31, 2007	$ 24,213	$ 122,006	$ 3,428	$ -

The accompanying notes are an integral part of these financial statements. 104

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING
		ING	MarketStyle	ING
		MarketStyle	Moderate	MarketStyle
	ING MarketPro	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 66	$ 2,652	$ 3,206	$ 906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(96)	(112)	(113)	(30)
Total realized gain (loss) on investments
and capital gains distributions	5	25	19	4
Net unrealized appreciation (depreciation)
of investments	488	721	714	172
Net increase (decrease) in net assets from operations	397	634	620	146
Changes from principal transactions:
Premiums	7,018	5,033	4,831	1,095
Surrenders and withdrawals	1,246	174	52	(36)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(1)	(1)	1

Increase (decrease) in net assets derived from
principal transactions	8,264	5,206	4,882	1,060
Total increase (decrease) in net assets	8,661	5,840	5,502	1,206
Net assets at December 31, 2006	8,727	8,492	8,708	2,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	11	49	28
Total realized gain (loss) on investments
and capital gains distributions	924	951	1,004	215
Net unrealized appreciation (depreciation)
of investments	(488)	(733)	(763)	(175)
Net increase (decrease) in net assets from operations	380	229	290	68
Changes from principal transactions:
Premiums	1,054	2,190	1,987	764
Surrenders and withdrawals	(10,162)	(10,867)	(10,941)	(2,941)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(45)	(43)	(3)
Transfers between Divisions
(including fixed account), net	1	1	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(9,107)	(8,721)	(8,998)	(2,180)
Total increase (decrease) in net assets	(8,727)	(8,492)	(8,708)	(2,112)
Net assets at December 31, 2007	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements. 105

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International
	Growth	Growth	Opportunities ING MFS Total
	Portfolio -	Portfolio -	Portfolio -	Return Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class

Net assets at January 1, 2006	$ 818,414	$ 22,546	$ 123,938	$ 1,266,332

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15,094)	(575)	(3,384)	4,022
Total realized gain (loss) on investments
and capital gains distributions	48,809	693	6,377	67,865
Net unrealized appreciation (depreciation)
of investments	(14,354)	376	26,050	41,708
Net increase (decrease) in net assets from operations	19,361	494	29,043	113,595
Changes from principal transactions:
Premiums	43,046	3,560	28,713	62,555
Surrenders and withdrawals	(134,505)	(1,708)	(1,226)	(193,155)
Cost of insurance and administrative charges	(14,115)	(101)	-	-
Benefit payments	-	-	(1,234)	(21,586)
Transfers between Divisions
(including fixed account), net	64	(7)	(14)	29
Increase (decrease) in net assets derived from
principal transactions	(105,510)	1,744	26,239	(152,157)
Total increase (decrease) in net assets	(86,149)	2,238	55,282	(38,562)
Net assets at December 31, 2006	732,265	24,784	179,220	1,227,770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,711)	(632)	(2,718)	9,168
Total realized gain (loss) on investments
and capital gains distributions	59,940	1,091	25,222	83,426
Net unrealized appreciation (depreciation)
of investments	36,011	2,297	11,924	(66,389)
Net increase (decrease) in net assets from operations	81,240	2,756	34,428	26,205
Changes from principal transactions:
Premiums	44,055	603	44,830	56,305
Surrenders and withdrawals	(84,479)	(1,496)	38,034	(173,300)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(15,477)	(196)	(1,566)	(22,415)
Transfers between Divisions
(including fixed account), net	590	(5)	10	216
Increase (decrease) in net assets derived from
principal transactions	(55,311)	(1,094)	81,308	(139,194)
Total increase (decrease) in net assets	25,929	1,662	115,736	(112,989)
Net assets at December 31, 2007	$ 758,194	$ 26,446	$ 294,956	$ 1,114,781

The accompanying notes are an integral part of these financial statements. 106

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING	ING
		ING MFS	Oppenheimer	Oppenheimer
	ING MFS Total	Utilities	Main Street	Main Street
	Return Portfolio	Portfolio -	Portfolio® -	Portfolio® -
	- Service 2 Class	Service Class	Service Class	Service 2 Class

Net assets at January 1, 2006	$ 48,425	$ 151,085	$ 447,401	$ 4,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(106)	(3,920)	(3,651)	(67)
Total realized gain (loss) on investments
and capital gains distributions	3,224	4,033	10,318	120
Net unrealized appreciation (depreciation)
of investments	1,306	48,519	45,385	493
Net increase (decrease) in net assets from operations	4,424	48,632	52,052	546
Changes from principal transactions:
Premiums	3,789	39,170	13,712	459
Surrenders and withdrawals	(3,270)	28,264	(67,328)	(171)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(570)	(2,155)	(10,127)	(25)
Transfers between Divisions
(including fixed account), net	(11)	(14)	(22)	(1)
Increase (decrease) in net assets derived from
principal transactions	(62)	65,265	(63,765)	262
Total increase (decrease) in net assets	4,362	113,897	(11,713)	808
Net assets at December 31, 2006	52,787	264,982	435,688	5,158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	177	(5,724)	(3,928)	(79)
Total realized gain (loss) on investments
and capital gains distributions	3,914	35,665	35,251	267
Net unrealized appreciation (depreciation)
of investments	(3,319)	45,230	(19,974)	(83)
Net increase (decrease) in net assets from operations	772	75,171	11,349	105
Changes from principal transactions:
Premiums	848	92,266	13,517	151
Surrenders and withdrawals	(4,733)	69,950	(72,242)	(551)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(299)	(2,711)	(9,061)	-
Transfers between Divisions
(including fixed account), net	(9)	46	53	(2)
Increase (decrease) in net assets derived from
principal transactions	(4,193)	159,551	(67,733)	(402)
Total increase (decrease) in net assets	(3,421)	234,722	(56,384)	(297)
Net assets at December 31, 2007	$ 49,366	$ 499,704	$ 379,304	$ 4,861

The accompanying notes are an integral part of these financial statements. 107

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO
	Core Bond	Core Bond	High Yield	ING Pioneer
	Portfolio -	Portfolio -	Portfolio -	Fund Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class

Net assets at January 1, 2006	$ 619,526	$ 35,739	$ 624,247	$ 82,253

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,923	61	28,652	(1,873)
Total realized gain (loss) on investments
and capital gains distributions	2,524	(10)	8,071	1,147
Net unrealized appreciation (depreciation)
of investments	8,390	662	4,784	12,451
Net increase (decrease) in net assets from operations	13,837	713	41,507	11,725
Changes from principal transactions:
Premiums	49,773	3,440	61,412	8,838
Surrenders and withdrawals	(36,819)	2,236	(68,454)	(3,989)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(17,204)	(151)	(9,486)	(541)
Transfers between Divisions
(including fixed account), net	46	(7)	(24)	(11)
Increase (decrease) in net assets derived from
principal transactions	(4,204)	5,518	(16,552)	4,297
Total increase (decrease) in net assets	9,633	6,231	24,955	16,022
Net assets at December 31, 2006	629,159	41,970	649,202	98,275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,855	404	28,929	(1,171)
Total realized gain (loss) on investments
and capital gains distributions	3,259	120	4,282	6,641
Net unrealized appreciation (depreciation)
of investments	39,023	2,173	(30,644)	(2,725)

Net increase (decrease) in net assets from operations	50,137	2,697	2,567	2,745
Changes from principal transactions:
Premiums	210,870	438	42,149	10,637
Surrenders and withdrawals	83,660	3,132	(111,114)	(20,692)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(10,536)	(569)	(8,402)	(1,194)
Transfers between Divisions
(including fixed account), net	39	(9)	105	1
Increase (decrease) in net assets derived from
principal transactions	284,033	2,992	(77,262)	(11,248)
Total increase (decrease) in net assets	334,170	5,689	(74,695)	(8,503)
Net assets at December 31, 2007	$ 963,329	$ 47,659	$ 574,507	$ 89,772

The accompanying notes are an integral part of these financial statements. 108

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Capital	Price Equity
	Mid Cap Value	Appreciation	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 592,996	$ 2,239,487	$ 91,512	$ 940,116

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,410)	(21,753)	(1,364)	(7,215)
Total realized gain (loss) on investments
and capital gains distributions	5,572	186,248	8,352	59,652
Net unrealized appreciation (depreciation)
of investments	63,540	115,365	4,726	97,107
Net increase (decrease) in net assets from operations	56,702	279,860	11,714	149,544
Changes from principal transactions:
Premiums	66,523	317,506	12,711	56,442
Surrenders and withdrawals	(82,910)	(220,251)	157	(107,600)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(5,560)	(29,000)	(461)	(12,945)
Transfers between Divisions
(including fixed account), net	(89)	(79)	(26)	(69)
Increase (decrease) in net assets derived from
principal transactions	(22,036)	68,176	12,381	(64,172)
Total increase (decrease) in net assets	34,666	348,036	24,095	85,372
Net assets at December 31, 2006	627,662	2,587,523	115,607	1,025,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,046)	(9,555)	(946)	(7,686)
Total realized gain (loss) on investments
and capital gains distributions	44,941	309,725	14,745	74,008
Net unrealized appreciation (depreciation)
of investments	(13,818)	(245,301)	(11,696)	(55,478)
Net increase (decrease) in net assets from operations	19,077	54,869	2,103	10,844
Changes from principal transactions:
Premiums	70,735	353,350	1,689	65,288
Surrenders and withdrawals	(63,793)	(257,732)	(7,044)	(143,016)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(4,768)	(31,204)	(519)	(13,286)
Transfers between Divisions
(including fixed account), net	(28)	68	(25)	186
Increase (decrease) in net assets derived from
principal transactions	2,146	64,482	(5,899)	(90,828)
Total increase (decrease) in net assets	21,223	119,351	(3,796)	(79,984)
Net assets at December 31, 2007	$ 648,885	$ 2,706,874	$ 111,811	$ 945,504

The accompanying notes are an integral part of these financial statements. 109

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING T. Rowe
	Price Equity	ING Templeton	ING Templeton	ING UBS U.S.
	Income	Global Growth	Global Growth	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 31,279	$ 373,570	$ 6,468	$ 115,813

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(379)	(4,323)	(115)	(784)
Total realized gain (loss) on investments
and capital gains distributions	2,418	51,562	1,068	3,916
Net unrealized appreciation (depreciation)
of investments	3,010	25,931	347	5,580
Net increase (decrease) in net assets from operations	5,049	73,170	1,300	8,712
Changes from principal transactions:
Premiums	2,158	43,010	759	1,941
Surrenders and withdrawals	(1,885)	(16,674)	71	(20,908)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(150)	(6,891)	(120)	(1,825)
Transfers between Divisions
(including fixed account), net	(7)	(18)	1	(10)
Increase (decrease) in net assets derived from
principal transactions	116	19,427	711	(20,802)
Total increase (decrease) in net assets	5,165	92,597	2,011	(12,090)
Net assets at December 31, 2006	36,444	466,167	8,479	103,723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(418)	(4,928)	(138)	(105)
Total realized gain (loss) on investments
and capital gains distributions	2,495	27,223	488	12,041
Net unrealized appreciation (depreciation)
of investments	(1,826)	(20,872)	(368)	(11,739)
Net increase (decrease) in net assets from operations	251	1,423	(18)	197
Changes from principal transactions:
Premiums	595	54,677	383	36
Surrenders and withdrawals	(2,327)	(68,290)	(666)	(18,225)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(246)	(6,221)	(6)	(1,241)
Transfers between Divisions
(including fixed account), net	(3)	316	(3)	(11)
Increase (decrease) in net assets derived from
principal transactions	(1,981)	(19,518)	(292)	(19,441)
Total increase (decrease) in net assets	(1,730)	(18,095)	(310)	(19,244)
Net assets at December 31, 2007	$ 34,714	$ 448,072	$ 8,169	$ 84,479

The accompanying notes are an integral part of these financial statements. 110

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING UBS U.S.	Kampen Capital	Kampen Capital	Kampen Global
	Allocation	Growth	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2006	$ 4,708	$ 60,887	$ 12,815	$ 213,710

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61)	(1,270)	(321)	(1,633)
Total realized gain (loss) on investments
and capital gains distributions	133	6,346	905	16,567
Net unrealized appreciation (depreciation)
of investments	341	(4,210)	(385)	28,719

Net increase (decrease) in net assets from operations	413	866	199	43,653
Changes from principal transactions:
Premiums	679	7,338	1,207	44,943
Surrenders and withdrawals	(396)	(12,388)	(672)	7,409
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(70)	(338)	(143)	(1,504)
Transfers between Divisions
(including fixed account), net	(1)	(8)	(1)	(33)
Increase (decrease) in net assets derived from
principal transactions	212	(5,396)	391	50,815
Total increase (decrease) in net assets	625	(4,530)	590	94,468
Net assets at December 31, 2006	5,333	56,357	13,405	308,178

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(1,295)	(345)	(7,821)
Total realized gain (loss) on investments
and capital gains distributions	553	6,110	1,126	32,575
Net unrealized appreciation (depreciation)
of investments	(539)	4,882	1,534	(2,719)
Net increase (decrease) in net assets from operations	(18)	9,697	2,315	22,035
Changes from principal transactions:
Premiums	(2)	1,552	121	57,919
Surrenders and withdrawals	(738)	(12,667)	(1,384)	(45,318)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(698)	-	(3,178)
Transfers between Divisions
(including fixed account), net	(1)	(8)	(2)	(5)
Increase (decrease) in net assets derived from
principal transactions	(741)	(11,821)	(1,265)	9,418
Total increase (decrease) in net assets	(759)	(2,124)	1,050	31,453
Net assets at December 31, 2007	$ 4,574	$ 54,233	$ 14,455	$ 339,631

The accompanying notes are an integral part of these financial statements. 111

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Van	ING Van
	ING Van	Kampen	Kampen
	Kampen Global	Growth and	Growth and	ING Van
	Franchise	Income	Income	Kampen Real
	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio
	Service 2 Class	Service Class	Service 2 Class	- Service Class

Net assets at January 1, 2006	$ 66,237	$ 791,655	$ 70,383	$ 683,995

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(592)	(6,091)	(1,019)	(7,896)
Total realized gain (loss) on investments
and capital gains distributions	4,789	82,064	8,700	97,862
Net unrealized appreciation (depreciation)
of investments	8,492	29,973	1,513	151,765
Net increase (decrease) in net assets from operations	12,689	105,946	9,194	241,731
Changes from principal transactions:
Premiums	10,729	44,176	5,889	118,102
Surrenders and withdrawals	(5,116)	(73,642)	(4,263)	(65,353)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(474)	(16,693)	(591)	(8,031)
Transfers between Divisions
(including fixed account), net	(19)	(57)	(18)	(42)
Increase (decrease) in net assets derived from
principal transactions	5,120	(46,216)	1,017	44,676
Total increase (decrease) in net assets	17,809	59,730	10,211	286,407
Net assets at December 31, 2006	84,046	851,385	80,594	970,402

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,153)	(3,783)	(881)	(9,042)
Total realized gain (loss) on investments
and capital gains distributions	5,461	72,861	7,511	250,976
Net unrealized appreciation (depreciation)
of investments	2,458	(61,555)	(6,569)	(393,403)
Net increase (decrease) in net assets from operations	5,766	7,523	61	(151,469)
Changes from principal transactions:
Premiums	1,827	35,284	1,121	85,266
Surrenders and withdrawals	(4,385)	(139,852)	(4,320)	(317,355)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(438)	(15,177)	(385)	(8,036)
Transfers between Divisions
(including fixed account), net	(22)	42	24	26
Increase (decrease) in net assets derived from
principal transactions	(3,018)	(119,703)	(3,560)	(240,099)
Total increase (decrease) in net assets	2,748	(112,180)	(3,499)	(391,568)
Net assets at December 31, 2007	$ 86,794	$ 739,205	$ 77,095	$ 578,834

The accompanying notes are an integral part of these financial statements. 112

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING VP Index	ING VP Index	ING Wells
	ING Van	Plus	Plus	Fargo
	Kampen Real	International	International	Disciplined
	Estate Portfolio	Equity Portfolio	Equity Portfolio	Value Portfolio
	- Service 2 Class	- Service Class	- Service 2 Class	- Service Class

Net assets at January 1, 2006	$ 28,990	$ 240	$ -	$ 277,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(443)	56	(4)	(3,468)
Total realized gain (loss) on investments
and capital gains distributions	4,119	870	23	19,094
Net unrealized appreciation (depreciation)
of investments	6,615	1,731	52	17,884
Net increase (decrease) in net assets from operations	10,291	2,657	71	33,510
Changes from principal transactions:
Premiums	4,101	10,579	403	8,393
Surrenders and withdrawals	(2,078)	19,170	215	(38,231)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(313)	(81)	-	(6,062)
Transfers between Divisions
(including fixed account), net	(10)	7	(1)	(32)
Increase (decrease) in net assets derived from
principal transactions	1,700	29,675	617	(35,932)
Total increase (decrease) in net assets	11,991	32,332	688	(2,422)
Net assets at December 31, 2006	40,981	32,572	688	275,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(558)	(963)	(23)	(2,158)
Total realized gain (loss) on investments
and capital gains distributions	6,608	4,798	72	28,889
Net unrealized appreciation (depreciation)
of investments	(13,709)	(280)	(5)	(37,758)
Net increase (decrease) in net assets from operations	(7,659)	3,555	44	(11,027)
Changes from principal transactions:
Premiums	823	9,158	40	2,680
Surrenders and withdrawals	(3,388)	(4,106)	87	(52,671)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(178)	(178)	(59)	(6,380)
Transfers between Divisions
(including fixed account), net	(10)	28	-	56

Increase (decrease) in net assets derived from
principal transactions	(2,753)	4,902	68	(56,315)
Total increase (decrease) in net assets	(10,412)	8,457	112	(67,342)
Net assets at December 31, 2007	$ 30,569	$ 41,029	$ 800	$ 207,926

The accompanying notes are an integral part of these financial statements. 113

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Wells	ING Wells	ING Wells
	Fargo	Fargo Small	Fargo Small
	Disciplined	Cap Disciplined	Cap Disciplined	ING Diversified
	Value Portfolio	Portfolio -	Portfolio -	International
	- Service 2 Class	Service Class	Service 2 Class	Fund - Class R

Net assets at January 1, 2006	$ 4,007	$ 71	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(84)	(182)	(11)	-
Total realized gain (loss) on investments
and capital gains distributions	177	662	36	-
Net unrealized appreciation (depreciation)
of investments	417	989	62	-

Net increase (decrease) in net assets from operations	510	1,469	87	-
Changes from principal transactions:
Premiums	358	7,962	220	76
Surrenders and withdrawals	(49)	15,210	1,007	-
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(90)	(97)	-	-
Transfers between Divisions
(including fixed account), net	1	(1)	(1)	-

Increase (decrease) in net assets derived from
principal transactions	220	23,074	1,226	76
Total increase (decrease) in net assets	730	24,543	1,313	76
Net assets at December 31, 2006	4,737	24,614	1,313	76

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(73)	(478)	(18)	1
Total realized gain (loss) on investments
and capital gains distributions	201	1,287	53	16
Net unrealized appreciation (depreciation)
of investments	(402)	(1,634)	(86)	20
Net increase (decrease) in net assets from operations	(274)	(825)	(51)	37
Changes from principal transactions:
Premiums	52	3,124	4	388
Surrenders and withdrawals	(362)	(12,520)	(624)	(104)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(21)	(94)	-	-
Transfers between Divisions
(including fixed account), net	-	11	(1)	1

Increase (decrease) in net assets derived from
principal transactions	(331)	(9,479)	(621)	285
Total increase (decrease) in net assets	(605)	(10,304)	(672)	322
Net assets at December 31, 2007	$ 4,132	$ 14,310	$ 641	$ 398

The accompanying notes are an integral part of these financial statements. 114

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING American			ING American
	Century Large	ING American	ING American	Century Small-
	Company Value	Century Select	Century Select	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2006	$ 681	$ 534	$ 59	$ 483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	2	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	54	3	-	33
Net unrealized appreciation (depreciation)
of investments	67	(23)	(1)	51
Net increase (decrease) in net assets from operations	116	(18)	(1)	79
Changes from principal transactions:
Premiums	131	-	116	189
Surrenders and withdrawals	(153)	(123)	-	(140)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(4)	-	-
Transfers between Divisions
(including fixed account), net	-	(1)	-	-

Increase (decrease) in net assets derived from
principal transactions	(22)	(128)	116	49
Total increase (decrease) in net assets	94	(146)	115	128
Net assets at December 31, 2006	775	388	174	611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	-	(3)
Total realized gain (loss) on investments
and capital gains distributions	84	47	15	100
Net unrealized appreciation (depreciation)
of investments	(100)	(22)	(1)	(116)
Net increase (decrease) in net assets from operations	(13)	26	14	(19)
Changes from principal transactions:
Premiums	57	-	1	170
Surrenders and withdrawals	(291)	(415)	(188)	(243)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	1	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(235)	(414)	(188)	(73)
Total increase (decrease) in net assets	(248)	(388)	(174)	(92)
Net assets at December 31, 2007	$ 527	$ -	$ -	$ 519

The accompanying notes are an integral part of these financial statements. 115

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Baron	ING Columbia		ING
	Small Cap	Small Cap	ING Davis New	Fundamental
	Growth	Value II	York Venture	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2006	$ 66,027	$ -	$ 2,221	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,424)	(522)	(930)	(3)
Total realized gain (loss) on investments
and capital gains distributions	3,145	(179)	3,611	1
Net unrealized appreciation (depreciation)
of investments	11,324	4,129	3,975	13
Net increase (decrease) in net assets from operations	12,045	3,428	6,656	11
Changes from principal transactions:
Premiums	59,917	26,262	48,301	4
Surrenders and withdrawals	10,870	41,968	35,237	337
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(946)	(144)	(319)	-
Transfers between Divisions
(including fixed account), net	(15)	(3)	16	5
Increase (decrease) in net assets derived from
principal transactions	69,826	68,083	83,235	346

Total increase (decrease) in net assets	81,871	71,511	89,891	357
Net assets at December 31, 2006	147,898	71,511	92,112	357

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,214)	(2,396)	(2,583)	1
Total realized gain (loss) on investments
and capital gains distributions	6,003	2,279	1,339	28
Net unrealized appreciation (depreciation)
of investments	2,621	(2,362)	1,618	(13)
Net increase (decrease) in net assets from operations	4,410	(2,479)	374	16
Changes from principal transactions:
Premiums	62,220	54,681	72,963	1
Surrenders and withdrawals	27,029	20,848	18,182	(373)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(913)	(496)	(767)	-
Transfers between Divisions
(including fixed account), net	(14)	33	8	(1)
Increase (decrease) in net assets derived from
principal transactions	88,322	75,066	90,386	(373)
Total increase (decrease) in net assets	92,732	72,587	90,760	(357)
Net assets at December 31, 2007	$ 240,630	$ 144,098	$ 182,872	$ -

The accompanying notes are an integral part of these financial statements. 116

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING	ING Goldman
	Fundamental	Sachs® Capital	ING JPMorgan	ING JPMorgan
	Research	Growth	International	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 772	$ 12	$ 93,077	$ 24,632

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	-	(2,588)	(419)
Total realized gain (loss) on investments
and capital gains distributions	41	-	5,411	896
Net unrealized appreciation (depreciation)
of investments	60	3	18,009	2,833
Net increase (decrease) in net assets from operations	80	3	20,832	3,310
Changes from principal transactions:
Premiums	159	29	24,190	2,131
Surrenders and withdrawals	(12)	9	14,970	(3,892)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(5)	-	(1,097)	(349)
Transfers between Divisions
(including fixed account), net	-	(1)	(11)	(3)

Increase (decrease) in net assets derived from
principal transactions	142	37	38,052	(2,113)
Total increase (decrease) in net assets	222	40	58,884	1,197
Net assets at December 31, 2006	994	52	151,961	25,829

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	1	(830)	(292)
Total realized gain (loss) on investments
and capital gains distributions	109	4	14,517	2,445
Net unrealized appreciation (depreciation)
of investments	(81)	(4)	(2,554)	(1,909)
Net increase (decrease) in net assets from operations	21	1	11,133	244
Changes from principal transactions:
Premiums	13	-	27,041	2,603
Surrenders and withdrawals	(1,021)	(53)	(9,472)	(5,089)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(8)	-	(1,271)	(419)
Transfers between Divisions
(including fixed account), net	1	-	(16)	(3)

Increase (decrease) in net assets derived from
principal transactions	(1,015)	(53)	16,282	(2,908)
Total increase (decrease) in net assets	(994)	(52)	27,415	(2,664)
Net assets at December 31, 2007	$ -	$ -	$ 179,376	$ 23,165

The accompanying notes are an integral part of these financial statements. 117

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Legg
	Mason Partners	ING Neuberger	ING Neuberger
	Aggressive	Berman	Berman	ING OpCap
	Growth	Partners	Regency	Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 154,616	$ -	$ -	$ 995

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,809)	(193)	(12)	1
Total realized gain (loss) on investments
and capital gains distributions	3,513	164	26	72
Net unrealized appreciation (depreciation)
of investments	11,976	(1,075)	168	9
Net increase (decrease) in net assets from operations	11,680	(1,104)	182	82
Changes from principal transactions:
Premiums	21,365	1,658	1,591	221
Surrenders and withdrawals	(19,537)	174,461	1,341	(567)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,297)	(214)	-	-
Transfers between Divisions
(including fixed account), net	18	(1)	(2)	-

Increase (decrease) in net assets derived from
principal transactions	549	175,904	2,930	(346)
Total increase (decrease) in net assets	12,229	174,800	3,112	(264)
Net assets at December 31, 2006	166,845	174,800	3,112	731

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,875)	(2,783)	(111)	2
Total realized gain (loss) on investments
and capital gains distributions	6,867	8,632	582	105
Net unrealized appreciation (depreciation)
of investments	(9,689)	4,985	(905)	(135)
Net increase (decrease) in net assets from operations	(6,697)	10,834	(434)	(28)
Changes from principal transactions:
Premiums	12,492	777	5,334	194
Surrenders and withdrawals	(18,991)	(32,997)	4,922	(273)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,454)	(4,557)	(54)	-
Transfers between Divisions
(including fixed account), net	4	26	2	-

Increase (decrease) in net assets derived from
principal transactions	(7,949)	(36,751)	10,204	(79)
Total increase (decrease) in net assets	(14,646)	(25,917)	9,770	(107)
Net assets at December 31, 2007	$ 152,199	$ 148,883	$ 12,882	$ 624

The accompanying notes are an integral part of these financial statements. 118

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING
			Oppenheimer
	ING	ING	Strategic	ING PIMCO
	Oppenheimer	Oppenheimer	Income	Total Return
	Global Portfolio	Global Portfolio	Portfolio -	Portfolio -
	- Initial Class	- Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 18,307	$ 32,615	$ 3,093	$ 2,776

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(218)	(1,443)	(29)	23
Total realized gain (loss) on investments
and capital gains distributions	867	775	17	14
Net unrealized appreciation (depreciation)
of investments	1,950	11,458	277	47
Net increase (decrease) in net assets from operations	2,599	10,790	265	84
Changes from principal transactions:
Premiums	9	45,480	1,086	735
Surrenders and withdrawals	(3,905)	20,096	(279)	(617)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(74)	(274)	-	6
Transfers between Divisions
(including fixed account), net	(2)	91	-	(2)

Increase (decrease) in net assets derived from
principal transactions	(3,972)	65,393	807	122
Total increase (decrease) in net assets	(1,373)	76,183	1,072	206
Net assets at December 31, 2006	16,934	108,798	4,165	2,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(1,436)	249	90
Total realized gain (loss) on investments
and capital gains distributions	1,747	8,180	37	20
Net unrealized appreciation (depreciation)
of investments	(842)	(2,887)	208	207
Net increase (decrease) in net assets from operations	858	3,857	494	317
Changes from principal transactions:
Premiums	3	43,187	3,358	1,184
Surrenders and withdrawals	(3,488)	5,573	2,046	262
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(1,381)	(17)	(1)
Transfers between Divisions
(including fixed account), net	-	2	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(3,485)	47,381	5,386	1,445
Total increase (decrease) in net assets	(2,627)	51,238	5,880	1,762
Net assets at December 31, 2007	$ 14,307	$ 160,036	$ 10,045	$ 4,744

The accompanying notes are an integral part of these financial statements. 119

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 363	$ 47	$ 19	$ 5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(5)	(6)	(1)
Total realized gain (loss) on investments
and capital gains distributions	21	2	(6)	-
Net unrealized appreciation (depreciation)
of investments	157	93	116	18
Net increase (decrease) in net assets from operations	165	90	104	17
Changes from principal transactions:
Premiums	2,682	1,949	1,471	268
Surrenders and withdrawals	51	442	(10)	21
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	(1)	(1)	1
Increase (decrease) in net assets derived from
principal transactions	2,734	2,390	1,460	290
Total increase (decrease) in net assets	2,899	2,480	1,564	307
Net assets at December 31, 2006	3,262	2,527	1,583	312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(41)	(39)	(6)
Total realized gain (loss) on investments
and capital gains distributions	110	94	243	40
Net unrealized appreciation (depreciation)
of investments	27	32	(86)	(11)
Net increase (decrease) in net assets from operations	90	85	118	23
Changes from principal transactions:
Premiums	6,126	4,078	7,364	682
Surrenders and withdrawals	(188)	(182)	(1,312)	118
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	5,938	3,896	6,052	800
Total increase (decrease) in net assets	6,028	3,981	6,170	823
Net assets at December 31, 2007	$ 9,290	$ 6,508	$ 7,753	$ 1,135

The accompanying notes are an integral part of these financial statements. 120

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING T. Rowe
		Price
	ING Solution	Diversified Mid	ING T. Rowe	ING Templeton
	Income	Cap Growth	Price Growth	Foreign Equity
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2006	$ -	$ 729	$ 3,308	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(14)	(32)	104
Total realized gain (loss) on investments
and capital gains distributions	3	60	197	43
Net unrealized appreciation (depreciation)
of investments	25	64	255	1,998
Net increase (decrease) in net assets from operations	26	110	420	2,145
Changes from principal transactions:
Premiums	689	1,233	1,400	9,871
Surrenders and withdrawals	(149)	(42)	(839)	13,206
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	(1)	4

Increase (decrease) in net assets derived from
principal transactions	540	1,191	560	23,081
Total increase (decrease) in net assets	566	1,301	980	25,226
Net assets at December 31, 2006	566	2,030	4,288	25,226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(27)	(237)	(626)
Total realized gain (loss) on investments
and capital gains distributions	13	322	1,461	5,650
Net unrealized appreciation (depreciation)
of investments	76	(52)	(982)	160
Net increase (decrease) in net assets from operations	81	243	242	5,184
Changes from principal transactions:
Premiums	3,530	1,353	12,298	40,646
Surrenders and withdrawals	481	(399)	18,993	39,975
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(11)	-	(477)
Transfers between Divisions
(including fixed account), net	(1)	(1)	2	25
Increase (decrease) in net assets derived from
principal transactions	4,010	942	31,293	80,169
Total increase (decrease) in net assets	4,091	1,185	31,535	85,353
Net assets at December 31, 2007	$ 4,657	$ 3,215	$ 35,823	$ 110,579

The accompanying notes are an integral part of these financial statements. 121

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING UBS U.S.
			ING UBS U.S.	Small Cap
	ING Thornburg	ING Thornburg	Large Cap	Growth
	Value Portfolio	Value Portfolio	Equity Portfolio	Portfolio -
	- Initial Class	- Service Class	- Service Class	Service Class

Net assets at January 1, 2006	$ 3,383	$ 277	$ 7,228	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(29)	(164)	(19)
Total realized gain (loss) on investments
and capital gains distributions	129	220	741	106
Net unrealized appreciation (depreciation)
of investments	356	175	1,313	(79)
Net increase (decrease) in net assets from operations	443	366	1,890	8
Changes from principal transactions:
Premiums	6	1,554	4,189	1,080
Surrenders and withdrawals	(495)	4,596	9,437	3,916
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(13)	-	(132)	-
Transfers between Divisions
(including fixed account), net	-	1	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(502)	6,151	13,493	4,996
Total increase (decrease) in net assets	(59)	6,517	15,383	5,004
Net assets at December 31, 2006	3,324	6,794	22,611	5,004

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	(275)	(293)	(104)
Total realized gain (loss) on investments
and capital gains distributions	304	1,028	1,645	364
Net unrealized appreciation (depreciation)
of investments	(91)	214	(1,277)	(103)
Net increase (decrease) in net assets from operations	175	967	75	157
Changes from principal transactions:
Premiums	7	3,704	1,885	777
Surrenders and withdrawals	(861)	2,060	(10,390)	(3,351)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(11)	(63)	(77)	(33)
Transfers between Divisions
(including fixed account), net	(1)	(2)	-	2

Increase (decrease) in net assets derived from
principal transactions	(866)	5,699	(8,582)	(2,605)
Total increase (decrease) in net assets	(691)	6,666	(8,507)	(2,448)
Net assets at December 31, 2007	$ 2,633	$ 13,460	$ 14,104	$ 2,556

The accompanying notes are an integral part of these financial statements. 122

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING VP
	ING Van	ING Van	ING Van	Strategic
	Kampen	Kampen Equity Kampen Equity		Allocation
	Comstock	and Income	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio - Class
	Service Class	Initial Class	Service Class	S

Net assets at January 1, 2006	$ 168,923	$ 4,151	$ 34,098	$ 118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,943)	(183)	147	-
Total realized gain (loss) on investments
and capital gains distributions	14,132	205	2,479	11
Net unrealized appreciation (depreciation)
of investments	13,498	189	2,922	25
Net increase (decrease) in net assets from operations	24,687	211	5,548	36
Changes from principal transactions:
Premiums	34,263	(2,100)	20,490	(530)
Surrenders and withdrawals	(7,353)	2,024	1,271	1,091
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,196)	(361)	(10)	-
Transfers between Divisions
(including fixed account), net	-	(12)	-	2

Increase (decrease) in net assets derived from
principal transactions	25,714	(449)	21,751	563
Total increase (decrease) in net assets	50,401	(238)	27,299	599
Net assets at December 31, 2006	219,324	3,913	61,397	717

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,449)	(211)	413	2
Total realized gain (loss) on investments
and capital gains distributions	11,466	174	2,687	24
Net unrealized appreciation (depreciation)
of investments	(19,509)	(133)	(2,862)	4
Net increase (decrease) in net assets from operations	(10,492)	(170)	238	30
Changes from principal transactions:
Premiums	25,028	(22,891)	56,424	2,270
Surrenders and withdrawals	(9,958)	23,083	(15,742)	(1,569)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,918)	(402)	(205)	(3)
Transfers between Divisions
(including fixed account), net	-	9	1	-

Increase (decrease) in net assets derived from
principal transactions	13,152	(201)	40,478	698
Total increase (decrease) in net assets	2,660	(371)	40,716	728
Net assets at December 31, 2007	$ 221,984	$ 3,542	$ 102,113	$ 1,445

The accompanying notes are an integral part of these financial statements. 123

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP
	Allocation	Allocation	Growth and	ING VP Growth
	Growth	Moderate	Income	and Income
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	S	I	S

Net assets at January 1, 2006	$ 29	$ 362	$ -	$ 2,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	15
Total realized gain (loss) on investments
and capital gains distributions	3	21	-	161
Net unrealized appreciation (depreciation)
of investments	20	29	-	271

Net increase (decrease) in net assets from operations	22	50	-	447
Changes from principal transactions:
Premiums	257	445	-	2,450
Surrenders and withdrawals	-	(164)	-	(571)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	1

Increase (decrease) in net assets derived from
principal transactions	257	281	-	1,880

Total increase (decrease) in net assets	279	331	-	2,327

Net assets at December 31, 2006	308	693	-	4,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	7	2	42
Total realized gain (loss) on investments
and capital gains distributions	22	35	-	213
Net unrealized appreciation (depreciation)
of investments	(17)	(12)	-	43

Net increase (decrease) in net assets from operations	7	30	2	298
Changes from principal transactions:
Premiums	139	161	-	2,396
Surrenders and withdrawals	-	(23)	148	(30)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	1	-	(2)

Increase (decrease) in net assets derived from
principal transactions	140	139	148	2,364
Total increase (decrease) in net assets	147	169	150	2,662
Net assets at December 31, 2007	$ 455	$ 862	$ 150	$ 7,420

The accompanying notes are an integral part of these financial statements. 124

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 1	Series 2	Series 3	Series 4

Net assets at January 1, 2006	$ 128,220	$ 90,928	$ 95,457	$ 60,557

Increase (decrease) in net assets
Operations:
Net investment income (loss)	372	484	270	262
Total realized gain (loss) on investments
and capital gains distributions	2,269	865	251	1,513
Net unrealized appreciation (depreciation)
of investments	2,548	1,727	2,440	967

Net increase (decrease) in net assets from operations	5,189	3,076	2,961	2,742
Changes from principal transactions:
Premiums	(59)	(167)	(204)	(21)
Surrenders and withdrawals	(39,471)	(27,912)	(29,104)	(12,291)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(2,501)	(1,364)	(688)	(1,024)
Transfers between Divisions
(including fixed account), net	(2)	(2)	(2)	(2)
Increase (decrease) in net assets derived from
principal transactions	(42,033)	(29,445)	(29,998)	(13,338)
Total increase (decrease) in net assets	(36,844)	(26,369)	(27,037)	(10,596)
Net assets at December 31, 2006	91,376	64,559	68,420	49,961

Increase (decrease) in net assets
Operations:
Net investment income (loss)	251	416	187	304
Total realized gain (loss) on investments
and capital gains distributions	2,435	1,005	984	2,119
Net unrealized appreciation (depreciation)
of investments	(1,124)	(14)	401	(1,606)
Net increase (decrease) in net assets from operations	1,562	1,407	1,572	817
Changes from principal transactions:
Premiums	(106)	(34)	93	(30)
Surrenders and withdrawals	(18,269)	(13,858)	(20,242)	(13,747)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1,109)	(541)	(462)	(1,141)
Transfers between Divisions
(including fixed account), net	(2)	(3)	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(19,486)	(14,436)	(20,612)	(14,918)
Total increase (decrease) in net assets	(17,924)	(13,029)	(19,040)	(14,101)
Net assets at December 31, 2007	$ 73,452	$ 51,530	$ 49,380	$ 35,860

The accompanying notes are an integral part of these financial statements. 125

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8

Net assets at January 1, 2006	$ 37,081	$ 42,244	$ 36,810	$ 15,156

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(71)	66	11	(22)
Total realized gain (loss) on investments
and capital gains distributions	1,919	883	558	262
Net unrealized appreciation (depreciation)
of investments	669	1,568	1,342	723
Net increase (decrease) in net assets from operations	2,517	2,517	1,911	963
Changes from principal transactions:
Premiums	48	(25)	(31)	-
Surrenders and withdrawals	(10,780)	(14,010)	(15,456)	(5,159)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(200)	(311)	(341)	(50)
Transfers between Divisions
(including fixed account), net	(2)	(3)	(2)	(1)
Increase (decrease) in net assets derived from
principal transactions	(10,934)	(14,349)	(15,830)	(5,210)
Total increase (decrease) in net assets	(8,417)	(11,832)	(13,919)	(4,247)
Net assets at December 31, 2006	28,664	30,412	22,891	10,909

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(140)	47	52	16
Total realized gain (loss) on investments
and capital gains distributions	1,708	2,009	1,349	577
Net unrealized appreciation (depreciation)
of investments	(1,500)	(1,723)	(1,071)	(422)
Net increase (decrease) in net assets from operations	68	333	330	171
Changes from principal transactions:
Premiums	(20)	(34)	(22)	(3)
Surrenders and withdrawals	(5,081)	(5,650)	(6,709)	(1,097)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(322)	(113)	(279)	(27)
Transfers between Divisions
(including fixed account), net	1	(1)	(1)	2
Increase (decrease) in net assets derived from
principal transactions	(5,422)	(5,798)	(7,011)	(1,125)
Total increase (decrease) in net assets	(5,354)	(5,465)	(6,681)	(954)
Net assets at December 31, 2007	$ 23,310	$ 24,947	$ 16,210	$ 9,955

The accompanying notes are an integral part of these financial statements. 126

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 9	Series 10	Series 11	Series 12

Net assets at January 1, 2006	$ 16,493	$ 12,504	$ 1,482	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(102)	(160)	(249)	(75)
Total realized gain (loss) on investments
and capital gains distributions	333	129	216	57
Net unrealized appreciation (depreciation)
of investments	792	721	725	533
Net increase (decrease) in net assets from operations	1,023	690	692	515
Changes from principal transactions:
Premiums	(3)	(11)	35	(6)
Surrenders and withdrawals	(7,383)	(4,339)	8,923	4,226
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(28)	(229)	-	-
Transfers between Divisions
(including fixed account), net	(1)	(1)	21	33
Increase (decrease) in net assets derived from
principal transactions	(7,415)	(4,580)	8,979	4,253
Total increase (decrease) in net assets	(6,392)	(3,890)	9,671	4,768
Net assets at December 31, 2006	10,101	8,614	11,153	4,768

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	(37)	94	(47)
Total realized gain (loss) on investments
and capital gains distributions	490	399	367	225
Net unrealized appreciation (depreciation)
of investments	(329)	(241)	(446)	(135)
Net increase (decrease) in net assets from operations	192	121	15	43
Changes from principal transactions:
Premiums	(27)	(4)	(11)	(9)
Surrenders and withdrawals	(2,701)	(2,638)	(2,201)	(788)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(44)	-	(130)	-
Transfers between Divisions
(including fixed account), net	-	2	1	-

Increase (decrease) in net assets derived from
principal transactions	(2,772)	(2,640)	(2,341)	(797)
Total increase (decrease) in net assets	(2,580)	(2,519)	(2,326)	(754)
Net assets at December 31, 2007	$ 7,521	$ 6,095	$ 8,827	$ 4,014

The accompanying notes are an integral part of these financial statements. 127

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING VP Global
				Science and
	ING GET U.S.	ING GET U.S.	ING VP Global	Technology
	Core Portfolio -	Core Portfolio -	Equity Dividend	Portfolio - Class
	Series 13	Series 14	Portfolio	S

Net assets at January 1, 2006	$ -	$ -	$ 60,143	$ 78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(92)	-	963	(5)
Total realized gain (loss) on investments
and capital gains distributions	32	-	4,675	6
Net unrealized appreciation (depreciation)
of investments	(171)	-	7,614	3

Net increase (decrease) in net assets from operations	(231)	-	13,252	4
Changes from principal transactions:
Premiums	(2)	-	2,008	340
Surrenders and withdrawals	53,403	-	(13,229)	128
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(73)	-	(421)	-
Transfers between Divisions
(including fixed account), net	20	-	(13)	-

Increase (decrease) in net assets derived from
principal transactions	53,348	-	(11,655)	468

Total increase (decrease) in net assets	53,117	-	1,597	472

Net assets at December 31, 2006	53,117	-	61,740	550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(700)	(1,429)	1,276	(9)
Total realized gain (loss) on investments
and capital gains distributions	558	296	9,954	16
Net unrealized appreciation (depreciation)
of investments	1,491	1,936	(10,566)	92
Net increase (decrease) in net assets from operations	1,349	803	664	99
Changes from principal transactions:
Premiums	(64)	(122)	43	502
Surrenders and withdrawals	(17,983)	88,509	(11,391)	(10)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(226)	(711)	(428)	-
Transfers between Divisions
(including fixed account), net	-	7	(5)	(1)

Increase (decrease) in net assets derived from
principal transactions	(18,273)	87,683	(11,781)	491
Total increase (decrease) in net assets	(16,924)	88,486	(11,117)	590
Net assets at December 31, 2007	$ 36,193	$ 88,486	$ 50,623	$ 1,140

The accompanying notes are an integral part of these financial statements. 128

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING VP Index	ING VP Index	ING VP Index
	ING VP Growth	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	S	S	S

Net assets at January 1, 2006	$ 285	$ 173,748	$ 177,634	$ 144,771

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2,282)	(3,367)	(3,327)
Total realized gain (loss) on investments
and capital gains distributions	18	5,948	17,725	11,947
Net unrealized appreciation (depreciation)
of investments	(11)	17,530	(1,785)	8,014
Net increase (decrease) in net assets from operations	5	21,196	12,573	16,634
Changes from principal transactions:
Premiums	28	34,196	48,352	45,063
Surrenders and withdrawals	(44)	(22,112)	(15,552)	(7,218)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(2,327)	(2,297)	(1,794)
Transfers between Divisions
(including fixed account), net	(1)	(13)	(18)	(6)
Increase (decrease) in net assets derived from
principal transactions	(17)	9,744	30,485	36,045
Total increase (decrease) in net assets	(12)	30,940	43,058	52,679
Net assets at December 31, 2006	273	204,688	220,692	197,450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3,193)	(3,892)	(3,888)
Total realized gain (loss) on investments
and capital gains distributions	21	13,187	23,058	23,486
Net unrealized appreciation (depreciation)
of investments	29	(4,826)	(13,818)	(35,463)
Net increase (decrease) in net assets from operations	48	5,168	5,348	(15,865)
Changes from principal transactions:
Premiums	58	24,433	36,194	26,470
Surrenders and withdrawals	250	71,011	(27,593)	(34,911)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(2,104)	(1,778)	(1,297)
Transfers between Divisions
(including fixed account), net	-	-	(10)	(14)

Increase (decrease) in net assets derived from
principal transactions	308	93,340	6,813	(9,752)
Total increase (decrease) in net assets	356	98,508	12,161	(25,617)
Net assets at December 31, 2007	$ 629	$ 303,196	$ 232,853	$ 171,833

The accompanying notes are an integral part of these financial statements. 129

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING VP
	ING VP	ING VP Small	ING VP Value	Financial
	International	Company	Opportunity	Services
	Equity Portfolio	Portfolio - Class	Portfolio - Class	Portfolio - Class
	- Class S	S	S	S

Net assets at January 1, 2006	$ 353	$ 1,294	$ 28,537	$ 75,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(13)	(152)	(818)
Total realized gain (loss) on investments
and capital gains distributions	39	286	613	2,805
Net unrealized appreciation (depreciation)
of investments	69	(57)	2,987	9,020
Net increase (decrease) in net assets from operations	108	216	3,448	11,007
Changes from principal transactions:
Premiums	379	823	205	9,048
Surrenders and withdrawals	17	(181)	(4,910)	(2,823)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	(245)	(461)
Transfers between Divisions
(including fixed account), net	-	(1)	(6)	(12)

Increase (decrease) in net assets derived from
principal transactions	396	641	(4,956)	5,752
Total increase (decrease) in net assets	504	857	(1,508)	16,759
Net assets at December 31, 2006	857	2,151	27,029	92,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	(27)	(146)	(670)
Total realized gain (loss) on investments
and capital gains distributions	135	389	735	8,794
Net unrealized appreciation (depreciation)
of investments	(119)	(286)	(334)	(19,968)
Net increase (decrease) in net assets from operations	45	76	255	(11,844)
Changes from principal transactions:
Premiums	804	951	490	7,734
Surrenders and withdrawals	(1,707)	(354)	(4,755)	(17,581)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(21)	(76)	(499)
Transfers between Divisions
(including fixed account), net	1	-	(2)	(61)

Increase (decrease) in net assets derived from
principal transactions	(902)	576	(4,343)	(10,407)
Total increase (decrease) in net assets	(857)	652	(4,088)	(22,251)
Net assets at December 31, 2007	$ -	$ 2,803	$ 22,941	$ 70,488

The accompanying notes are an integral part of these financial statements. 130

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap		SmallCap
	International	Opportunities	ING VP Real	Opportunities
	Value Portfolio	Portfolio - Class	Estate Portfolio	Portfolio - Class
	- Class S	S	- Class S	S

Net assets at January 1, 2006	$ 2,846	$ 31,259	$ 628	$ 112,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	50	(647)	34	(2,703)
Total realized gain (loss) on investments
and capital gains distributions	445	1,446	120	9,359
Net unrealized appreciation (depreciation)
of investments	568	772	581	3,638
Net increase (decrease) in net assets from operations	1,063	1,571	735	10,294
Changes from principal transactions:
Premiums	2,484	224	4,724	11,840
Surrenders and withdrawals	552	(6,882)	11	(16,648)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(1)	(232)	-	(1,235)
Transfers between Divisions
(including fixed account), net	1	(5)	1	(14)
Increase (decrease) in net assets derived from
principal transactions	3,036	(6,895)	4,736	(6,057)
Total increase (decrease) in net assets	4,099	(5,324)	5,471	4,237
Net assets at December 31, 2006	6,945	25,935	6,099	116,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(575)	146	(2,581)
Total realized gain (loss) on investments
and capital gains distributions	1,910	1,752	555	13,167
Net unrealized appreciation (depreciation)
of investments	(904)	4,194	(2,423)	(1,917)
Net increase (decrease) in net assets from operations	1,050	5,371	(1,722)	8,669
Changes from principal transactions:
Premiums	5,756	621	3,244	1,819
Surrenders and withdrawals	(541)	(5,107)	105	(25,813)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(27)	(406)	-	(1,048)
Transfers between Divisions
(including fixed account), net	-	(2)	2	11

Increase (decrease) in net assets derived from
principal transactions	5,188	(4,894)	3,351	(25,031)
Total increase (decrease) in net assets	6,238	477	1,629	(16,362)
Net assets at December 31, 2007	$ 13,183	$ 26,412	$ 7,728	$ 100,307

The accompanying notes are an integral part of these financial statements. 131

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			Legg Mason
			Partners
			Variable	Legg Mason
	ING VP	ING VP	International	Partners
	Balanced	Intermediate	All Cap	Variable
	Portfolio - Class	Bond Portfolio -	Opportunity	Investors
	S	Class S	Portfolio	Portfolio

Net assets at January 1, 2006	$ 3,170	$ 300,774	$ 144	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	14,375	1	-
Total realized gain (loss) on investments
and capital gains distributions	213	(3,956)	(1)	-
Net unrealized appreciation (depreciation)
of investments	397	(1,188)	31	-

Net increase (decrease) in net assets from operations	574	9,231	31	-
Changes from principal transactions:
Premiums	1,188	277,678	4	-
Surrenders and withdrawals	5,522	32,990	(46)	-
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(84)	(4,630)	-	-
Transfers between Divisions
(including fixed account), net	(9)	(11)	3	-

Increase (decrease) in net assets derived from
principal transactions	6,617	306,027	(39)	-

Total increase (decrease) in net assets	7,191	315,258	(8)	-

Net assets at December 31, 2006	10,361	616,032	136	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	104	19,091	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	507	(1,995)	43	5
Net unrealized appreciation (depreciation)
of investments	(233)	12,314	(36)	(9)
Net increase (decrease) in net assets from operations	378	29,410	6	(4)
Changes from principal transactions:
Premiums	1,512	409,576	1	-
Surrenders and withdrawals	(2,289)	19,708	(29)	173
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(60)	(6,608)	(9)	-
Transfers between Divisions
(including fixed account), net	(1)	43	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(838)	422,719	(38)	173
Total increase (decrease) in net assets	(460)	452,129	(32)	169
Net assets at December 31, 2007	$ 9,901	$ 1,068,161	$ 104	$ 169

The accompanying notes are an integral part of these financial statements. 132

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Legg Mason	Legg Mason	Legg Mason	Oppenheimer
	Partners	Partners	Partners	Main Street
	Variable Large	Variable High	Variable Money	Small Cap
	Cap Value	Income	Market	Fund®/VA -
	Portfolio	Portfolio	Portfolio	Service Class

Net assets at January 1, 2006	$ 302	$ 185	$ 24	$ 91

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	8	(1)	(4)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	10
Net unrealized appreciation (depreciation)
of investments	43	7	-	45

Net increase (decrease) in net assets from operations	42	15	(1)	51
Changes from principal transactions:
Premiums	8	-	-	434
Surrenders and withdrawals	(101)	(62)	-	246
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	4	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(89)	(62)	-	680

Total increase (decrease) in net assets	(47)	(47)	(1)	731
Net assets at December 31, 2006	255	138	23	822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	8	(32)	(12)
Total realized gain (loss) on investments
and capital gains distributions	62	4	-	45
Net unrealized appreciation (depreciation)
of investments	(49)	(13)	-	(100)

Net increase (decrease) in net assets from operations	13	(1)	(32)	(67)
Changes from principal transactions:
Premiums	1	-	-	526
Surrenders and withdrawals	(270)	(27)	174	42
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	-	1	-

Increase (decrease) in net assets derived from
principal transactions	(268)	(27)	175	568
Total increase (decrease) in net assets	(255)	(28)	143	501
Net assets at December 31, 2007	$ -	$ 110	$ 166	$ 1,323

The accompanying notes are an integral part of these financial statements. 133

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	PIMCO Real	Pioneer Equity	Pioneer Small
	Return Portfolio	Income VCT	Cap Value VCT
	- Administrative	Portfolio - Class	Portfolio - Class	ProFund VP
	Class	II	II	Bull

Net assets at January 1, 2006	$ 352	$ 3,429	$ -	$ 74,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	87	(69)	(1,075)
Total realized gain (loss) on investments
and capital gains distributions	29	190	199	5,768
Net unrealized appreciation (depreciation)
of investments	(57)	778	341	1,234
Net increase (decrease) in net assets from operations	2	1,055	471	5,927
Changes from principal transactions:
Premiums	1,039	3,840	6	1,619
Surrenders and withdrawals	(92)	231	6,382	(23,315)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	2	(95)	(944)
Transfers between Divisions
(including fixed account), net	-	(1)	1	-

Increase (decrease) in net assets derived from
principal transactions	947	4,072	6,294	(22,640)
Total increase (decrease) in net assets	949	5,127	6,765	(16,713)
Net assets at December 31, 2006	1,301	8,556	6,765	57,596

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	184	(73)	(733)
Total realized gain (loss) on investments
and capital gains distributions	(20)	769	1,215	3,588
Net unrealized appreciation (depreciation)
of investments	127	(1,434)	(1,600)	(1,667)
Net increase (decrease) in net assets from operations	168	(481)	(458)	1,188
Changes from principal transactions:
Premiums	810	8,823	3	602
Surrenders and withdrawals	151	(472)	(1,330)	(28,961)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	(89)	(103)	(362)
Transfers between Divisions
(including fixed account), net	-	1	(4)	(1)

Increase (decrease) in net assets derived from
principal transactions	961	8,263	(1,434)	(28,722)
Total increase (decrease) in net assets	1,129	7,782	(1,892)	(27,534)
Net assets at December 31, 2007	$ 2,430	$ 16,338	$ 4,873	$ 30,062

The accompanying notes are an integral part of these financial statements. 134

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				Wells Fargo
		ProFund VP		Advantage
	ProFund VP	Rising Rates	ProFund VP	Asset Allocation
	Europe 30	Opportunity	Small-Cap	Fund

Net assets at January 1, 2006	$ 37,372	$ 50,608	$ 116,460	$ 3,308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(636)	(277)	(2,465)	(5)
Total realized gain (loss) on investments
and capital gains distributions	2,120	4,204	7,717	68
Net unrealized appreciation (depreciation)
of investments	3,139	(80)	7,390	235
Net increase (decrease) in net assets from operations	4,623	3,847	12,642	298
Changes from principal transactions:
Premiums	1,399	4,956	7,281	220
Surrenders and withdrawals	(13,079)	(11,174)	(28,631)	(382)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(362)	(627)	(1,324)	(23)
Transfers between Divisions
(including fixed account), net	(4)	(4)	17	1
Increase (decrease) in net assets derived from
principal transactions	(12,046)	(6,849)	(22,657)	(184)
Total increase (decrease) in net assets	(7,423)	(3,002)	(10,015)	114
Net assets at December 31, 2006	29,949	47,606	106,445	3,422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	1,203	(1,326)	(7)
Total realized gain (loss) on investments
and capital gains distributions	2,536	71	13,519	118
Net unrealized appreciation (depreciation)
of investments	796	(3,446)	(14,654)	53
Net increase (decrease) in net assets from operations	3,265	(2,172)	(2,461)	164
Changes from principal transactions:
Premiums	24	911	1,265	-
Surrenders and withdrawals	(9,613)	(15,742)	(39,646)	(305)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(204)	(368)	(802)	-
Transfers between Divisions
(including fixed account), net	-	(5)	(11)	1

Increase (decrease) in net assets derived from
principal transactions	(9,793)	(15,204)	(39,194)	(304)
Total increase (decrease) in net assets	(6,528)	(17,376)	(41,655)	(140)
Net assets at December 31, 2007	$ 23,421	$ 30,230	$ 64,790	$ 3,282

The accompanying notes are an integral part of these financial statements. 135

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage
	C&B Large Cap	Equity Income	Large Company	Money Market
	Value Fund	Fund	Growth Fund	Fund

Net assets at January 1, 2006	$ 568	$ 1,007	$ 3,109	$ 784

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(9)	(75)	12
Total realized gain (loss) on investments
and capital gains distributions	24	17	17	-
Net unrealized appreciation (depreciation)
of investments	80	144	39	-

Net increase (decrease) in net assets from operations	98	152	(19)	12
Changes from principal transactions:
Premiums	16	19	17	1,340
Surrenders and withdrawals	(123)	(72)	(208)	(1,821)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	(22)	-
Transfers between Divisions
(including fixed account), net	1	(1)	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	(106)	(54)	(214)	(482)
Total increase (decrease) in net assets	(8)	98	(233)	(470)
Net assets at December 31, 2006	560	1,105	2,876	314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(10)	(71)	3
Total realized gain (loss) on investments
and capital gains distributions	15	103	65	-
Net unrealized appreciation (depreciation)
of investments	(25)	(87)	143	-

Net increase (decrease) in net assets from operations	(17)	6	137	3
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and withdrawals	(47)	(106)	(284)	(190)
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	(6)	-	(47)	-
Transfers between Divisions
(including fixed account), net	(1)	(1)	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(54)	(107)	(332)	(190)
Total increase (decrease) in net assets	(71)	(101)	(195)	(187)
Net assets at December 31, 2007	$ 489	$ 1,004	$ 2,681	$ 127

The accompanying notes are an integral part of these financial statements. 136

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	Wells Fargo	Wells Fargo
	Advantage	Advantage
	Small Cap	Total Return
	Growth Fund	Bond Fund

Net assets at January 1, 2006	$ 782	$ 1,392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	30
Total realized gain (loss) on investments
and capital gains distributions	31	(5)
Net unrealized appreciation (depreciation)
of investments	142	(4)

Net increase (decrease) in net assets from operations	153	21
Changes from principal transactions:
Premiums	2	50
Surrenders and withdrawals	(27)	(66)
Cost of insurance and administrative charges	-	-
Benefit payments	-	(19)
Transfers between Divisions
(including fixed account), net	-	(2)

Increase (decrease) in net assets derived from
principal transactions	(25)	(37)

Total increase (decrease) in net assets	128	(16)

Net assets at December 31, 2006	910	1,376

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	30
Total realized gain (loss) on investments
and capital gains distributions	180	(4)
Net unrealized appreciation (depreciation)
of investments	(66)	23

Net increase (decrease) in net assets from operations	92	49
Changes from principal transactions:
Premiums	-	-
Surrenders and withdrawals	(117)	(111)
Cost of insurance and administrative charges	-	-
Benefit payments	-	-
Transfers between Divisions
(including fixed account), net	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(118)	(111)

Total increase (decrease) in net assets	(26)	(62)

Net assets at December 31, 2007	$ 884	$ 1,314

The accompanying notes are an integral part of these financial statements.

137

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) was
established by ING USA Annuity and Life Insurance Company (“ING USA” or the
“Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect, wholly owned subsidiary of ING America Insurance Holdings,
Inc. (“ING AIH”) an insurance holding company domiciled in the State of Delaware.
ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

During 2007, the Account had ING Architect Contracts, ING GoldenSelect Contracts,
ING SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Contracts, and
Wells Fargo ING Contracts (collectively, the “Contracts”). ING GoldenSelect Contracts sold by ING USA during 2007 included Access, Access One, DVA, DVA Plus, Premium
Plus, ESII, Landmark, Legends, Generations, and Opportunities Contracts. ING
SmartDesign Contracts included Variable Annuity, Advantage, Simplicity, and Signature
Contracts. Wells Fargo ING Contracts included Wells Fargo ING Opportunities and
Wells Fargo ING Landmark Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued
registering DVA Series 100, Granite PrimElite and Value Contracts for sale to the public as of May 1, 2003.

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective
December 31, 1994.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

138

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

At December 31, 2007, the Account had 189 investment divisions (the “Divisions”), 28 of which invest in independently managed mutual fund portfolios and 161 of which invest in mutual fund portfolios managed by affiliates, either Directed Services LLC
(“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”).
Investment Divisions at December 31, 2007 and related Trusts are as follows:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series -
Class A
Columbia Federal Securities Fund, Variable Series -
Class A
Columbia Large Cap Growth Fund, Variable Series -
Class A
Columbia Small Cap Value Fund, Variable Series -
Class B
Columbia Small Company Growth Fund, Variable
Series - Class A
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio -
Institutional Class**
ING BlackRock Large Cap Growth Portfolio - Service
Class
ING BlackRock Large Cap Value Portfolio - Service
Class
ING BlackRock Large Cap Value Portfolio - Service 2
Class
ING Capital Guardian U.S. Equities Portfolio - Service
Class
ING Capital Guardian U.S. Equities Portfolio - Service
2 Class
ING EquitiesPlus Portfolio - Service Class*
ING EquitiesPlus Portfolio - Service 2 Class*
ING Evergreen Health Sciences Portfolio - Service
Class
ING Evergreen Omega Portfolio - Service Class
ING Evergreen Omega Portfolio - Service 2 Class

ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
ING FMRSM Diversified Mid Cap Portfolio - Service
2 Class
ING FMRSM Large Cap Growth Portfolio - Service
Class
ING FMRSM Mid Cap Growth Portfolio - Service
Class
ING FMRSM Mid Cap Growth Portfolio - Service 2
Class
ING Focus 5 Portfolio - Service Class**
ING Franklin Income Portfolio - Service Class*
ING Franklin Income Portfolio - Service 2 Class*
ING Franklin Mutual Shares Portfolio - Service
Class**
ING Franklin Templeton Founding Strategy Portfolio
- Service Class**
ING Global Real Estate Portfolio - Service Class*
ING Global Real Estate Portfolio - Service 2 Class*
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Global Technology Portfolio - Service Class
ING Global Technology Portfolio - Service 2 Class
ING International Growth Opportunities Portfolio -
Service Class
ING International Growth Opportunities Portfolio -
Service 2 Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
ING JPMorgan Value Opportunities Portfolio -
Service Class
ING JPMorgan Value Opportunities Portfolio -
Service 2 Class
ING Julius Baer Foreign Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class
ING Legg Mason Value Portfolio - Service Class
ING Legg Mason Value Portfolio - Service 2 Class
ING LifeStyle Aggressive Growth Portfolio - Service
Class

139

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B Notes to Financial Statements

ING Investors Trust (continued):
ING LifeStyle Aggressive Growth Portfolio - Service 2
Class*
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service 2 Class*
ING LifeStyle Moderate Growth Portfolio - Service
Class
ING LifeStyle Moderate Growth Portfolio - Service 2
Class*
ING LifeStyle Moderate Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service 2 Class*
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Liquid Assets Portfolio - Service 2 Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class
ING Marsico Growth Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class
ING Marsico International Opportunities Portfolio -
Service Class
ING MFS Total Return Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service
Class
ING Oppenheimer Main Street Portfolio® - Service 2
Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO Core Bond Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
ING T. Rowe Price Equity Income Portfolio - Service
Class
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
ING Templeton Global Growth Portfolio - Service
Class
ING Templeton Global Growth Portfolio - Service 2
Class
ING UBS U.S. Allocation Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service 2 Class
ING Van Kampen Capital Growth Portfolio - Service
Class
ING Van Kampen Capital Growth Portfolio - Service 2
Class
ING Van Kampen Global Franchise Portfolio - Service
Class
ING Van Kampen Global Franchise Portfolio - Service
2 Class
ING Van Kampen Growth and Income Portfolio -
Service Class

ING Investors Trust (continued):
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
ING Van Kampen Real Estate Portfolio - Service
Class
ING Van Kampen Real Estate Portfolio - Service 2
Class
ING VP Index Plus International Equity Portfolio -
Service Class
ING VP Index Plus International Equity Portfolio -
Service 2 Class*
ING Wells Fargo Disciplined Value Portfolio -
Service Class
ING Wells Fargo Disciplined Value Portfolio -
Service 2 Class
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class*
ING Mutual Funds:
ING Diversified International Fund - Class R*
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Service Class
ING American Century Small-Mid Cap Value
Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service
Class
ING Columbia Small Cap Value II Portfolio -
Service Class*
ING Davis New York Venture Portfolio - Service
Class
ING JPMorgan International Portfolio - Service
Class
ING JPMorgan Mid Cap Value Portfolio - Service
Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Service
Class*
ING Neuberger Berman Regency Portfolio - Service
Class*
ING OpCap Balanced Value Portfolio - Service
Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio -
Service Class
ING PIMCO Total Return Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class*
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class

140

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

ING Partners, Inc. (continued):
ING T. Rowe Price Growth Equity Portfolio - Service
Class
ING Templeton Foreign Equity Portfolio - Service
Class*
ING Thornburg Value Portfolio - Initial Class
ING Thornburg Value Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
ING UBS U.S. Small Cap Growth Portfolio - Service
Class*
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial
Class
ING Van Kampen Equity and Income Portfolio -
Service Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio -
Class S
ING VP Strategic Allocation Growth Portfolio -
Class S
ING VP Strategic Allocation Moderate Portfolio -
Class S
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I**
ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12*
ING GET U.S. Core Portfolio - Series 13*
ING GET U.S. Core Portfolio - Series 14**
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio -

ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S
ING VP International Value Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
Legg Mason Partners Variable Investors Portfolio**
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable Money Market
Portfolio
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
Pioneer Small Cap Value VCT Portfolio - Class II*
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth
Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund

* Division became available in 2006 ** Division became available in 2007

Class S
ING VP Growth Portfolio - Class S
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP Small Company Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S

141

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

The names of certain Divisions were changed during 2007. The following is a summary of current and former names for those Divisions:

Current Name
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series -
Class B
ING Investors Trust:
ING International Growth Opportunities Portfolio -
Service Class
ING International Growth Opportunities Portfolio -
Service 2 Class
ING Van Kampen Capital Growth Portfolio - Service
Class
ING Van Kampen Capital Growth Portfolio - Service 2
Class
ING Wells Fargo Disciplined Value Portfolio - Service
Class
ING Wells Fargo Disciplined Value Portfolio - Service
2 Class
ING Partners, Inc.:
ING Davis New York Venture Portfolio - Service Class
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap
Opportunity Portfolio

Former Name
Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series -
Class B
ING Investors Trust:
ING International Portfolio - Service Class

ING International Portfolio - Service 2 Class

ING Van Kampen Equity Growth Portfolio - Service
Class
ING Van Kampen Equity Growth Portfolio - Service 2
Class
ING Wells Fargo Mid Cap Disciplined Portfolio -
Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio -
Service 2 Class
ING Partners, Inc.:
ING Davis Venture Value Portfolio - Service Class
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable International All Cap
Growth Portfolio

The following Divisions were closed to contractowners in 2007:

Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2
ING GET Fund:
ING GET Fund - Series Q
ING GET Fund - Series R
ING GET Fund - Series S
ING GET Fund - Series T
ING Investors Trust:
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class
ING Legg Mason Partners All Cap Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service 2 Class
ING MarketPro Portfolio - Service Class
ING MarketPro Portfolio - Service 2 Class
ING MarketStyle Growth Portfolio - Service Class
ING MarketStyle Moderate Growth Portfolio - Service Class
ING MarketStyle Moderate Portfolio - Service Class
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class
ING American Century Select Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class
ING Variable Portfolios, Inc.:
ING VP International Equity Portfolio - Class S
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Large Cap Value Portfolio

142

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements The following Divisions were offered during 2007, but had no investments as of December 31, 2007:

ING Investors Trust: ING BlackRock Large Cap Growth Portfolio - Service 2 Class ING Evergreen Health Sciences Portfolio - Service 2 Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING
USA, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional

143

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING
USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

144

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

4.	Charges and Fees

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual or Quarterly Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. SmartDesign Advantage, SmartDesign Signature, and SmartDesign Variable Annuity contracts each have three different death benefit options referred to as Option Package I, Option Package II, and Option Package III. Focus has two different options referred to as Option Package I, Option Package II.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts:

Series	Annual Rates

ING:
Architect Standard	0.85%
Architect Quarterly Ratchet	1.10
Architect Max 7	1.40
Focus Variable Annuity Option I	0.60
Focus Variable Annuity Option II	0.80
Rollover ChoiceSM Option I (pre August 7, 2003)	0.60
Rollover ChoiceSM Option II (pre August 7, 2003)	0.80
Rollover ChoiceSM Option III (pre August 7, 2003)	0.95
Rollover ChoiceSM Option I (post August 7, 2003)	0.85
Rollover ChoiceSM Option II (post August 7, 2003)	1.05
Rollover ChoiceSM Option III (post August 7, 2003)	1.20

145

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates

ING GoldenSelect:
Access® (pre February 2000) Standard	1.25%
Access® (post January 2000) Standard	1.65
Access® (post 2000) Standard	1.30
Access® (pre February 2000) Annual Ratchet	1.40
Access® (pre February 2000) 5.5% Solution	1.40
Access® (post January 2000) Annual Ratchet	1.45
Access® (post January 2000) 5.5 % Solution	1.45
Access® (post 2000) 5.5% Solution	1.45
Access® (pre February 2000) 7% Solution	1.55
Access® (post January 2000) Max 5.5	1.55
Access® (post 2000) Annual Ratchet	1.55
Access® (post 2000) Max 5.5	1.60
Access® (post January 2000) 7% Solution	1.65
Access® (post 2000) 7% Solution	1.65
Access® (post April 2001) Standard	1.65
Access® (post January 2000) Max 7	1.75
Access® (post 2000) Max 7	1.75
Access® (post April 2001) 5.5% Solution	1.80
Access® (post April 2001) Quarterly Ratchet	1.90
Access® (post April 2001) Max 5.5	1.95
Access® (post April 2001) 7% Solution	2.00
Access® (post April 2001) Max 7	2.20
Access® One	0.35
DVA	0.90
DVA 80	0.80
DVA Plus (pre February 2000) Standard	1.10
DVA Plus (post January 2000) Standard	1.15
DVA Plus (post 2000) Standard	1.15
DVA Plus (pre February 2000) Annual Ratchet	1.25
DVA Plus (pre February 2000) 5.5% Solution	1.25
DVA Plus (post January 2000) 5.5% Solution	1.25
DVA Plus (post 2000) 5.5% Solution	1.30
DVA Plus (post January 2000) Annual Ratchet	1.30
DVA Plus (pre February 2000) 7% Solution	1.40
DVA Plus (post January 2000) Max 5.5	1.40
DVA Plus (post 2000) Annual Ratchet	1.40
DVA Plus (post 2000) Max 5.5	1.45
DVA Plus (post January 2000) 7% Solution	1.50
DVA Plus (post 2000) 7% Solution	1.50
DVA Plus (post January 2000) Max 7	1.60
DVA Plus (post 2000) Max 7	1.60
DVA Series 100	1.25
ES II (pre 2001)	1.25
ES II (post 2000) Standard	1.25

146

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates

ING GoldenSelect (continued):
ES II (post 2000) Deferred Ratchet	1.30%
ES II (post 2000) 5.5% Solution	1.40
ES II (post 2000) Quarterly Ratchet	1.50
ES II (post 2000) Max 5.5	1.55
ES II (post 2000) 7% Solution	1.60
ES II (post 2000) Max 7	1.80
Generations-7% Solution	1.60
Generations-Deferred Ratchet	1.30
Generations-Max 7	1.80
Generations-Quarterly Ratchet	1.50
Generations-Standard	1.25
Granite PrimElite-Annual Ratchet	1.25
Granite PrimElite-Standard	1.10
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Landmark 7% Solution	1.85
Landmark 5.5% Solution	1.65
Landmark-Max 5.5	1.80
Legends-Standard	1.50
Legends Max 7	2.05
Legends Quarterly Ratchet	1.75
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25
Opportunities 7% Solution	1.60
Opportunities 5.5% Solution	1.40
Opportunities-Max 5.5	1.55
Premium Plus (pre February 2000) Standard	1.25
Premium Plus (post January 2000) Standard	1.40
Premium Plus (post 2000) Standard	1.30
Premium Plus (pre February 2000) Quarterly Ratchet	1.40
Premium Plus (pre February 2000) 5.5% Solution	1.40
Premium Plus (post January 2000) Quarterly Ratchet	1.65
Premium Plus (post January 2000) 5.5% Solution	1.45
Premium Plus (post 2000) 5.5% Solution	1.45
Premium Plus (pre February 2000) 7% Solution	1.55
Premium Plus (post January 2000) Max 5.5	1.55
Premium Plus (post 2000) Annual Ratchet	1.55
Premium Plus (post 2000) Max 5.5	1.60
Premium Plus (post January 2000) 7% Solution	1.65
Premium Plus (post 2000) 7% Solution	1.65
Premium Plus (post January 2000) Max 7	1.95

147

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates

ING GoldenSelect (continued):
Premium Plus (post 2000) Max 7	1.95%
VA Bonus Option I	1.30
VA Bonus Option II	1.60
VA Bonus Option III	1.75
VA Option I	0.80
VA Option II	1.10
VA Option III	1.25
Value-Standard	0.75
ING SmartDesign:
Advantage Option I	1.50
Advantage Option II	1.70
Advantage Option III	1.85
Signature Option I	1.10
Signature Option II	1.30
Signature Option III	1.45
Simplicity Variable Annuity Years 1-10	2.00
Simplicity Variable Annuity Years 11+	1.25
Variable Annuity Option I	0.80
Variable Annuity Option II	1.10
Variable Annuity Option III	1.25
Wells Fargo ING:
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Opportunities-Standard	1.25
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of
0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the
Access, Access One, Advantage, Architect, DVA Plus, ESII, Focus VA, Generations,
Granite PrimElite, Landmark, Legends, Premium Plus, Rollover Choice, Signature,
Opportunities Contracts, Variable Annuity, and Value.

Contract Maintenance Charges

An annual Contract fee may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. The charge is $30 per Contract year for Generations, Opportunities, Landmark, Focus VA, Signature,
Legends, Simplicity, ES II, Value, Variable Annuity, Advantage, and Rollover Choice
Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all

148

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

Contingent Deferred Sales Charges

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite,
Generations, Opportunities, Premium Plus, Focus VA, Signature, Legends, Simplicity,
Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken, as specified in the
Contract. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

Complete		Granite
Years Elapsed		PrimElite		Opportunities,
Since Premium	DVA 80	& DVA	Premium	ES II &
Payment	& DVA	Plus	Plus	Generations	Value	Architect

0	6%	7%	8%	8%	6%	8%
1	5	7	8	7	6	7
2	4	6	8	6	6	6
3	3	5	8	5	5	5
4	2	4	7	4	4	4
5	1	3	6	3	3	3
6	-	1	5	2	1	2
7	-	-	3	1	-	-
8	-	-	1	-	-	-
9+	-	-	-	-	-	-

Complete
Years Elapsed
Since Premium		Landmark	Signature	Rollover
Payment	Advantage	& Legends	& VA	Choice	Focus VA	Simplicity

0	6%	6%	7%	6%	3%	6%
1	5	5	7	6	2	6
2	4	4	6	5	1	5
3	-	3	6	4	-	4
4	-	-	5	3	-	3
5	-	-	4	2	-	-
6	-	-	3	1	-	-
7	-	-	-	-	-	-
8	-	-	-	-	-	-
9+	-	-	-	-	-	-

149

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Withdrawal and Distribution Charges

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts’ accumulation values.

Deferred Sales Load

Under Contracts offered prior to October 1995, a sales load of up to 7.50% was assessed against each premium payment for sales-related expenses, as specified in the Contracts.
For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 3.50% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts are currently waived by ING USA.
ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

150

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

5. Related Party Transactions

During the year ended December 31, 2007, management and service fees were paid indirectly to Directed Services LLC (“DSL”), formerly Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust and
ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to
1.25% of the average net assets of each respective Fund.

In addition, management and service fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Mutual Funds, the ING
Variable Insurance Trust, ING VP Intermediate Bond Portfolio, ING Variable Portfolios,
Inc., ING Variable Funds, ING VP Balanced Portfolio, Inc., ING Strategic Allocation
Portfolio, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates up to 1.00% of the average net assets of each respective
Fund.

151

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements 6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	$ 3,723	$ 10,577	$ 4,422	$ 13,723
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	202	56	41	42
Columbia Federal Securities Fund, Variable Series - Class A	5	7	5	7
Columbia Large Cap Growth Fund, Variable Series - Class A	2	138	29	46
Columbia Small Cap Value Fund, Variable Series - Class B	$ 37,052	$ 77,725	$ 34,835	$ 98,982
Columbia Small Company Growth Fund, Variable Series - Class A	8	11	-	5
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	94,573	64,133	112,930	22,686
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	494,378	16,770	320,410	25,758
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	4,816	880	3,268	497
Mutual Shares Securities Fund - Class 2	64,138	136,404	74,736	2,631
ING GET Fund:
ING GET Fund - Series Q	3,379	63,786	3,451	21,386
ING GET Fund - Series R	5,064	72,785	4,833	18,727
ING GET Fund - Series S	9,709	80,131	4,032	25,778
ING GET Fund - Series T	9,345	84,133	4,770	28,654
ING GET Fund - Series U	3,347	17,519	5,151	40,611
ING GET Fund - Series V	2,553	28,380	3,623	65,112
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	81,882	88,756	98,187	86,312
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	2,600	3,207	5,781	2,085
ING American Funds Growth Portfolio	335,806	67,464	329,792	25,636
ING American Funds Growth-Income Portfolio	252,535	45,863	204,178	14,493
ING American Funds International Portfolio	359,751	74,985	286,154	32,288
ING BlackRock Large Cap Growth Portfolio - Institutional Class	295	46	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	24,621	26,064	19,011	25,278
ING BlackRock Large Cap Value Portfolio - Service Class	14,177	28,046	32,211	10,603
ING BlackRock Large Cap Value Portfolio - Service 2 Class	462	764	1,384	397
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	459	446,368	4,678	93,035
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class	3	10,047	572	1,392
ING Capital Guardian U.S. Equities Portfolio - Service Class	55,102	104,026	46,870	95,466
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	1,047	2,864	1,134	1,252
ING EquitiesPlus Portfolio - Service Class	11,590	29,416	138,345	21,972
ING EquitiesPlus Portfolio - Service 2 Class	3	1	30	-
ING Evergreen Health Sciences Portfolio - Service Class	38,104	33,264	36,347	27,560
ING Evergreen Omega Portfolio - Service Class	1,147	4,046	6,877	4,865
ING Evergreen Omega Portfolio - Service 2 Class	156	319	408	103
ING FMRSM Diversified Mid Cap Portfolio - Service Class	467,133	133,555	114,682	64,494

152

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	$ 10,747	$ 5,068	$ 10,391	$ 2,962
ING FMRSM Large Cap Growth Portfolio - Service Class	16,312	46,755	203,270	26,139
ING FMRSM Mid Cap Growth Portfolio - Service Class	3,888	107,689	7,803	108,322
ING FMRSM Mid Cap Growth Portfolio - Service 2 Class	543	2,588	2,121	2,374
ING Focus 5 Portfolio - Service Class	101,857	-	-	-
ING Franklin Income Portfolio - Service Class	224,438	38,169	151,763	3,963
ING Franklin Income Portfolio - Service 2 Class	7,204	1,011	2,827	102
ING Franklin Mutual Shares Portfolio - Service Class	204,420	4,398	-	-
ING Franklin Templeton Founding Strategy Portfolio - Service Class	535,915	4,503	-	-
ING Global Real Estate Portfolio - Service Class	124,215	37,274	72,564	3,771
ING Global Real Estate Portfolio - Service 2 Class	2,121	825	1,681	53
ING Global Resources Portfolio - Service Class	272,020	90,148	216,088	81,016
ING Global Resources Portfolio - Service 2 Class	7,846	5,230	10,325	2,468
ING Global Technology Portfolio - Service Class	71,046	27,603	30,274	22,814
ING Global Technology Portfolio - Service 2 Class	1,096	1,132	2,207	967
ING International Growth Opportunities Portfolio - Service Class	28,930	39,214	23,830	35,451
ING International Growth Opportunities Portfolio - Service 2 Class	2,066	1,451	1,652	1,708
ING Janus Contrarian Portfolio - Service Class	617,139	35,685	68,501	19,053
ING Janus Contrarian Portfolio - Service 2 Class	33,192	3,599	3,004	401
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	4,722	4,959	9,968	2,422
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	254,725	86,123	170,135	83,523
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	62,346	47,499	66,962	30,442
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	6,219	5,480	6,005	3,631
ING JPMorgan Value Opportunities Portfolio - Service Class	21,400	46,313	31,173	10,920
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	738	641	730	86
ING Julius Baer Foreign Portfolio - Service Class	291,598	73,496	182,689	30,426
ING Julius Baer Foreign Portfolio - Service 2 Class	9,827	5,781	13,656	1,376
ING Legg Mason Partners All Cap Portfolio - Service Class	40,344	391,983	7,649	63,379
ING Legg Mason Partners All Cap Portfolio - Service 2 Class	3,073	28,207	3,631	1,822
ING Legg Mason Value Portfolio - Service Class	42,917	83,929	39,414	42,978
ING Legg Mason Value Portfolio - Service 2 Class	1,355	4,000	4,200	3,049
ING LifeStyle Aggressive Growth Portfolio - Service Class	262,752	55,272	368,055	36,080
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	2,914	1,049	3,004	642
ING LifeStyle Growth Portfolio - Service Class	1,209,798	44,669	1,105,845	9,433
ING LifeStyle Growth Portfolio - Service 2 Class	5,465	1,397	8,221	408
ING LifeStyle Moderate Growth Portfolio - Service Class	844,710	36,571	734,978	18,323
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	12,303	1,073	4,931	17
ING LifeStyle Moderate Portfolio - Service Class	432,628	60,064	352,601	24,554
ING LifeStyle Moderate Portfolio - Service 2 Class	8,329	2,504	7,412	132

153

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING Limited Maturity Bond Portfolio - Service Class	$ 4,187	$ 50,961	$ 8,742	$ 62,430
ING Liquid Assets Portfolio - Service Class	956,760	616,912	694,274	566,486
ING Liquid Assets Portfolio - Service 2 Class	26,157	17,375	23,709	19,585
ING Lord Abbett Affiliated Portfolio - Service Class	7,398	41,793	37,778	17,734
ING Lord Abbett Affiliated Portfolio - Service 2 Class	320	587	1,268	588
ING MarketPro Portfolio - Service Class	11,107	38,834	28,222	2,138
ING MarketPro Portfolio - Service 2 Class	2,191	10,581	8,537	364
ING MarketStyle Growth Portfolio - Service Class	3,538	11,127	5,294	192
ING MarketStyle Moderate Growth Portfolio - Service Class	3,614	11,612	4,896	113
ING MarketStyle Moderate Portfolio - Service Class	1,440	3,350	1,081	50
ING Marsico Growth Portfolio - Service Class	59,561	129,662	9,721	130,330
ING Marsico Growth Portfolio - Service 2 Class	1,546	3,275	3,503	2,332
ING Marsico International Opportunities Portfolio - Service Class	133,976	42,848	61,778	38,475
ING MFS Total Return Portfolio - Service Class	121,954	190,148	102,292	195,825
ING MFS Total Return Portfolio - Service 2 Class	7,717	8,874	8,270	6,234
ING MFS Utilities Portfolio - Service Class	240,316	73,887	89,889	27,677
ING Oppenheimer Main Street Portfolio® - Service Class	16,070	87,783	7,960	75,369
ING Oppenheimer Main Street Portfolio® - Service 2 Class	261	742	568	373
ING PIMCO Core Bond Portfolio - Service Class	360,595	68,752	84,471	85,732
ING PIMCO Core Bond Portfolio - Service 2 Class	9,606	6,214	8,928	3,348
ING PIMCO High Yield Portfolio - Service Class	157,253	202,364	160,808	142,857
ING Pioneer Fund Portfolio - Service Class	12,794	23,015	15,253	12,824
ING Pioneer Mid Cap Value Portfolio - Service Class	95,332	71,948	34,820	67,672
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	453,013	138,295	298,250	100,410
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	16,922	12,392	22,621	4,924
ING T. Rowe Price Equity Income Portfolio - Service Class	77,756	140,159	81,286	112,754
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	2,928	4,023	4,955	3,808
ING Templeton Global Growth Portfolio - Service Class	43,057	57,169	85,774	25,213
ING Templeton Global Growth Portfolio - Service 2 Class	1,000	1,240	2,325	897
ING UBS U.S. Allocation Portfolio - Service Class	9,301	21,683	2,504	24,089
ING UBS U.S. Allocation Portfolio - Service 2 Class	514	891	799	648
ING Van Kampen Capital Growth Portfolio - Service Class	5,428	16,651	13,654	18,425
ING Van Kampen Capital Growth Portfolio - Service 2 Class	1,041	2,185	2,375	1,852
ING Van Kampen Global Franchise Portfolio - Service Class	76,970	65,025	78,988	20,838
ING Van Kampen Global Franchise Portfolio - Service 2 Class	4,004	6,622	11,976	4,619
ING Van Kampen Growth and Income Portfolio - Service Class	84,032	155,280	104,108	86,062
ING Van Kampen Growth and Income Portfolio - Service 2 Class	8,442	7,759	13,503	7,043
ING Van Kampen Real Estate Portfolio - Service Class	151,181	315,522	172,152	75,339
ING Van Kampen Real Estate Portfolio - Service 2 Class	6,733	6,152	6,737	2,827
ING VP Index Plus International Equity Portfolio - Service Class	36,754	32,685	36,096	5,719
ING VP Index Plus International Equity Portfolio - Service 2 Class	420	372	719	91
ING Wells Fargo Disciplined Value Portfolio - Service Class	4,765	63,275	15,654	55,048
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class	169	573	679	544
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	7,433	17,393	35,269	11,845
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	110	749	1,405	165

154

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Mutual Funds:
ING Diversified International Fund - Class R	$ 435	$ 147	$ 76	$ -
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class	150	335	216	208
ING American Century Select Portfolio - Initial Class	2	416	7	132
ING American Century Select Portfolio - Service Class	11	199	122	6
ING American Century Small-Mid Cap Value Portfolio - Service
Class	272	263	288	243
ING Baron Small Cap Growth Portfolio - Service Class	115,531	31,436	95,480	26,957
ING Columbia Small Cap Value II Portfolio - Service Class	92,019	19,349	71,887	4,314
ING Davis New York Venture Portfolio - Service Class	100,677	12,342	88,517	2,693
ING Fundamental Research Portfolio - Initial Class	29	377	490	141
ING Fundamental Research Portfolio - Service Class	110	1,049	503	367
ING Goldman Sachs® Capital Growth Portfolio - Service Class	1	54	39	2
ING JPMorgan International Portfolio - Service Class	64,519	49,081	62,246	26,765
ING JPMorgan Mid Cap Value Portfolio - Service Class	3,134	5,102	1,873	4,235
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	17,555	29,396	17,946	21,198
ING Neuberger Berman Partners Portfolio - Service Class	9,293	41,308	178,188	2,432
ING Neuberger Berman Regency Portfolio - Service Class	17,269	7,157	3,583	656
ING OpCap Balanced Value Portfolio - Service Class	280	288	229	575
ING Oppenheimer Global Portfolio - Initial Class	819	3,717	99	4,263
ING Oppenheimer Global Portfolio - Service Class	64,752	13,406	68,327	4,239
ING Oppenheimer Strategic Income Portfolio - Service Class	6,042	407	1,320	543
ING PIMCO Total Return Portfolio - Service Class	2,005	471	1,030	884
ING Solution 2015 Portfolio - Service Class	6,772	872	3,050	328
ING Solution 2025 Portfolio - Service Class	4,644	775	2,422	36
ING Solution 2035 Portfolio - Service Class	7,620	1,596	1,675	221
ING Solution 2045 Portfolio - Service Class	1,082	287	299	11
ING Solution Income Portfolio - Service Class	4,115	110	796	258
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	1,632	496	1,338	126
ING T. Rowe Price Growth Equity Portfolio - Service Class	37,862	6,192	1,289	754
ING Templeton Foreign Equity Portfolio - Service Class	116,313	35,930	24,154	948
ING Thornburg Value Portfolio - Initial Class	58	962	56	600
ING Thornburg Value Portfolio - Service Class	17,774	12,351	9,261	3,138
ING UBS U.S. Large Cap Equity Portfolio - Service Class	5,302	14,179	21,382	8,052
ING UBS U.S. Small Cap Growth Portfolio - Service Class	6,985	9,526	9,033	4,012
ING Van Kampen Comstock Portfolio - Service Class	37,158	20,355	47,524	15,434
ING Van Kampen Equity and Income Portfolio - Initial Class	202	508	217	708
ING Van Kampen Equity and Income Portfolio - Service Class	49,549	6,740	30,251	6,353
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S	1,025	303	683	112
ING VP Strategic Allocation Growth Portfolio - Class S	376	216	293	36
ING VP Strategic Allocation Moderate Portfolio - Class S	340	166	592	303

155

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	$ 150	$ 1	$ - $	-
ING VP Growth and Income Portfolio - Class S	3,224	817	2,497	602
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	3,787	21,554	5,804	45,327
ING GET U.S. Core Portfolio - Series 2	2,179	15,740	3,275	31,490
ING GET U.S. Core Portfolio - Series 3	1,669	22,086	2,438	32,125
ING GET U.S. Core Portfolio - Series 4	2,236	15,884	2,612	14,733
ING GET U.S. Core Portfolio - Series 5	1,814	6,192	2,372	12,099
ING GET U.S. Core Portfolio - Series 6	2,202	6,458	1,084	15,128
ING GET U.S. Core Portfolio - Series 7	1,157	7,473	816	16,636
ING GET U.S. Core Portfolio - Series 8	698	1,348	509	5,692
ING GET U.S. Core Portfolio - Series 9	492	2,999	327	7,844
ING GET U.S. Core Portfolio - Series 10	352	2,872	402	5,134
ING GET U.S. Core Portfolio - Series 11	504	2,575	13,983	5,250
ING GET U.S. Core Portfolio - Series 12	169	904	5,548	1,369
ING GET U.S. Core Portfolio - Series 13	330	19,308	56,505	3,240
ING GET U.S. Core Portfolio - Series 14	109,043	22,771	-	-
ING VP Global Equity Dividend Portfolio	7,474	13,183	3,169	13,859
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S	615	132	570	108
ING VP Growth Portfolio - Class S	376	71	59	78
ING VP Index Plus LargeCap Portfolio - Class S	145,502	55,366	35,562	28,088
ING VP Index Plus MidCap Portfolio - Class S	76,612	57,405	65,958	24,323
ING VP Index Plus SmallCap Portfolio - Class S	52,914	47,861	61,430	20,078
ING VP International Equity Portfolio - Class S	1,179	1,893	595	199
ING VP Small Company Portfolio - Class S	1,293	402	1,161	318
ING VP Value Opportunity Portfolio - Class S	785	5,278	534	5,641
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	26,586	33,157	26,303	21,159
ING VP International Value Portfolio - Class S	8,085	1,127	3,909	475
ING VP MidCap Opportunities Portfolio - Class S	497	5,968	116	7,657
ING VP Real Estate Portfolio - Class S	5,536	1,712	5,049	188
ING VP SmallCap Opportunities Portfolio - Class S	3,758	31,383	13,354	22,111
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	1,925	2,259	9,071	2,488
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	515,699	73,908	358,236	37,774
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio	53	40	23	58
Legg Mason Partners Variable Investors Portfolio	270	92	-	-
Legg Mason Partners Variable Large Cap Value Portfolio	2	271	20	105
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	11	30	11	65
Legg Mason Partners Variable Money Market Portfolio	179	36	1	2

156

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	$ 905	$ 316	$ 737	$ 56
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,468	441	1,132	122
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	10,344	1,468	4,640	403
Pioneer Small Cap Value VCT Portfolio - Class II	1,620	1,756	7,079	648
ProFunds:
ProFund VP Bull	13,861	42,902	73,868	94,751
ProFund VP Europe 30	950	10,594	15,709	27,743
ProFund VP Rising Rates Opportunity	9,572	23,579	45,957	53,082
ProFund VP Small-Cap	27,879	57,717	94,979	118,460
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	132	390	341	493
Wells Fargo Advantage C&B Large Cap Value Fund	9	70	42	155
Wells Fargo Advantage Equity Income Fund	87	134	41	101
Wells Fargo Advantage Large Company Growth Fund	18	420	38	326
Wells Fargo Advantage Money Market Fund	10	197	1,464	1,933
Wells Fargo Advantage Small Cap Growth Fund	139	142	28	52
Wells Fargo Advantage Total Return Bond Fund	103	184	173	179

157

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

7. Changes in Units

The changes in units outstanding for the years ended December 31, 2007 and 2006 are shown in the following table. The activity includes contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA
Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	49,589	690,018	(640,429)	398,706	1,362,586	(963,880)
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	8,386	2,960	5,426	442	2,891	(2,449)
Columbia Federal Securities Fund, Variable Series - Class A	-	490	(490)	-	542	(542)
Columbia Large Cap Growth Fund, Variable Series - Class A	11	10,772	(10,761)	2,453	3,546	(1,093)
Columbia Small Cap Value Fund, Variable Series - Class B	246,895	3,607,340	(3,360,445)	3,697,705	7,366,882	(3,669,177)
Columbia Small Company Growth Fund, Variable Series - Class A	408	481	(73)	21	228	(207)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	7,286,695	7,379,935	(93,240)	10,147,797	6,410,965	3,736,832
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	22,564,754	5,226,744	17,338,010	32,928,677	13,565,469	19,363,208
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	252,138	76,303	175,835	238,109	86,658	151,451
Mutual Shares Securities Fund - Class 2	5,964,504	13,072,568	(7,108,064)	8,012,256	904,192	7,108,064
ING GET Fund:
ING GET Fund - Series Q	7,312	5,985,179	(5,977,867)	1,088,098	2,961,075	(1,872,977)
ING GET Fund - Series R	38,358	6,386,373	(6,348,015)	1,151,555	2,735,775	(1,584,220)
ING GET Fund - Series S	29,028	7,056,060	(7,027,032)	1,529,596	3,756,078	(2,226,482)
ING GET Fund - Series T	40,634	7,509,153	(7,468,519)	1,605,592	4,135,632	(2,530,040)
ING GET Fund - Series U	27,785	1,429,250	(1,401,465)	3,563,713	7,088,272	(3,524,559)
ING GET Fund - Series V	41,719	2,662,149	(2,620,430)	4,445,114	10,894,898	(6,449,784)

158

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	4,146,546	5,263,128	(1,116,582)	6,614,495	8,524,868	(1,910,373)
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	91,253	168,268	(77,015)	323,214	192,938	130,276
ING American Funds Growth Portfolio	29,789,417	11,277,886	18,511,531	50,347,673	25,826,444	24,521,229
ING American Funds Growth-Income Portfolio	23,002,048	9,362,784	13,639,264	33,160,656	17,265,813	15,894,843
ING American Funds International Portfolio	21,450,539	7,509,459	13,941,080	30,328,263	14,440,536	15,887,727
ING BlackRock Large Cap Growth Portfolio - Institutional Class	29,431	4,521	24,910	-	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	3,392,317	3,299,104	93,213	2,268,920	3,423,545	(1,154,625)
ING BlackRock Large Cap Value Portfolio - Service Class	1,152,523	2,187,803	(1,035,280)	3,481,772	1,840,897	1,640,875
ING BlackRock Large Cap Value Portfolio - Service 2 Class	22,032	42,824	(20,792)	98,580	33,112	65,468
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	18,678	20,765,871	(20,747,193)	1,304,178	5,538,504	(4,234,326)
ING Capital Guardian Small/Mid Cap Portfolio - Service 2 Class	660	666,740	(666,080)	58,742	103,757	(45,015)
ING Capital Guardian U.S. Equities Portfolio - Service Class	1,477,514	8,501,643	(7,024,129)	4,001,276	10,919,458	(6,918,182)
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	16,799	160,582	(143,783)	41,300	84,440	(43,140)
ING EquitiesPlus Portfolio - Service Class	282,023	2,616,093	(2,334,070)	14,226,367	2,442,031	11,784,336
ING EquitiesPlus Portfolio - Service 2 Class	-	-	-	6,466	3,390	3,076
ING Evergreen Health Sciences Portfolio - Service Class	4,388,814	4,346,438	42,376	7,363,668	6,327,689	1,035,979
ING Evergreen Omega Portfolio - Service Class	123,710	372,983	(249,273)	759,901	557,935	201,966
ING Evergreen Omega Portfolio - Service 2 Class	12,926	25,954	(13,028)	39,604	9,053	30,551
ING FMRSM Diversified Mid Cap Portfolio - Service Class	32,919,896	11,062,186	21,857,710	14,279,500	14,157,648	121,852
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	607,656	280,761	326,895	613,776	311,603	302,173
ING FMRSM Large Cap Growth Portfolio - Service Class	2,173,506	4,749,350	(2,575,844)	19,800,296	3,188,665	16,611,631
ING FMRSM Mid Cap Growth Portfolio - Service Class	453,203	4,190,342	(3,737,139)	2,253,599	5,830,186	(3,576,587)
ING FMRSM Mid Cap Growth Portfolio - Service 2 Class	50,146	161,152	(111,006)	229,517	197,818	31,699
ING Focus 5 Portfolio - Service Class	9,998,724	415,746	9,582,978	-	-	-
ING Franklin Income Portfolio - Service Class	24,727,870	7,993,779	16,734,091	16,810,902	2,427,716	14,383,186
ING Franklin Income Portfolio - Service 2 Class	666,379	110,792	555,587	279,948	11,968	267,980
ING Franklin Mutual Shares Portfolio - Service Class	18,258,291	1,438,192	16,820,099	-	-	-
ING Franklin Templeton Founding Strategy Portfolio - Service Class	56,203,844	1,896,492	54,307,352	-	-	-

159

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Global Real Estate Portfolio - Service Class	11,380,603	5,227,955	6,152,648	6,675,724	1,074,374	5,601,350
ING Global Real Estate Portfolio - Service 2 Class	157,514	68,894	88,620	139,440	6,162	133,278
ING Global Resources Portfolio - Service Class	8,192,476	4,611,641	3,580,835	11,912,460	(4,576,203)	16,488,663
ING Global Resources Portfolio - Service 2 Class	222,469	231,278	(8,809)	453,431	211,047	242,384
ING Global Technology Portfolio - Service Class	10,465,819	5,449,106	5,016,713	5,365,262	5,249,709	115,553
ING Global Technology Portfolio - Service 2 Class	69,329	71,773	(2,444)	115,511	69,059	46,452
ING International Growth Opportunities Portfolio - Service Class	50,536	2,561,047	(2,510,511)	219,954	2,915,622	(2,695,668)
ING International Growth Opportunities Portfolio - Service 2 Class	897	64,326	(63,429)	6,593	95,295	(88,702)
ING Janus Contrarian Portfolio - Service Class	42,142,210	5,958,892	36,183,318	8,473,272	4,863,947	3,609,325
ING Janus Contrarian Portfolio - Service 2 Class	1,538,004	186,277	1,351,727	185,311	40,006	145,305
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	223,981	229,731	(5,750)	629,032	247,567	381,465
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	15,526,244	8,036,460	7,489,784	21,529,889	16,274,596	5,255,293
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	5,325,143	4,871,239	453,904	8,749,367	6,228,456	2,520,911
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	269,344	332,299	(62,955)	605,123	429,219	175,904
ING JPMorgan Value Opportunities Portfolio - Service Class	1,835,681	4,012,744	(2,177,063)	3,540,996	1,804,880	1,736,116
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	50,178	48,886	1,292	65,928	10,513	55,415
ING Julius Baer Foreign Portfolio - Service Class	17,231,773	7,734,483	9,497,290	20,733,504	10,483,107	10,250,397
ING Julius Baer Foreign Portfolio - Service 2 Class	378,723	350,120	28,603	1,097,279	270,907	826,372
ING Legg Mason Partners All Cap Portfolio - Service Class	463,634	25,864,908	(25,401,274)	2,229,563	6,314,713	(4,085,150)
ING Legg Mason Partners All Cap Portfolio - Service 2 Class	32,141	1,814,953	(1,782,812)	335,992	173,810	162,182
ING Legg Mason Value Portfolio - Service Class	6,298,586	10,000,160	(3,701,574)	12,312,408	12,181,381	131,027
ING Legg Mason Value Portfolio - Service 2 Class	105,163	283,900	(178,737)	526,360	390,697	135,663
ING LifeStyle Aggressive Growth Portfolio - Service Class	23,531,119	10,921,006	12,610,113	39,192,003	13,193,765	25,998,238
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	194,362	69,860	124,502	277,466	96,922	180,544
ING LifeStyle Growth Portfolio - Service Class	97,552,170	15,001,336	82,550,834	115,037,149	26,273,956	88,763,193
ING LifeStyle Growth Portfolio - Service 2 Class	394,425	112,425	282,000	655,574	34,967	620,607
ING LifeStyle Moderate Growth Portfolio - Service Class	72,004,448	12,849,674	59,154,774	86,159,346	26,383,452	59,775,894
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	926,003	86,239	839,764	411,510	4,535	406,975

160

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING LifeStyle Moderate Portfolio - Service Class	42,883,011	14,146,466	28,736,545	44,076,955	16,137,690	27,939,265
ING LifeStyle Moderate Portfolio - Service 2 Class	643,331	194,029	449,302	640,842	12,147	628,695
ING Limited Maturity Bond Portfolio - Service Class	74,412	2,373,798	(2,299,386)	280,433	3,208,850	(2,928,417)
ING Liquid Assets Portfolio - Service Class	93,757,034	71,823,815	21,933,219	218,612,065	211,071,162	7,540,903
ING Liquid Assets Portfolio - Service 2 Class	2,815,522	2,022,559	792,963	5,466,210	5,091,071	375,139
ING Lord Abbett Affiliated Portfolio - Service Class	528,161	3,255,802	(2,727,641)	3,894,664	3,137,094	757,570
ING Lord Abbett Affiliated Portfolio - Service 2 Class	13,870	33,636	(19,766)	82,545	45,490	37,055
ING MarketPro Portfolio - Service Class	669,722	3,455,201	(2,785,479)	3,001,099	443,250	2,557,849
ING MarketPro Portfolio - Service 2 Class	122,747	934,460	(811,713)	970,443	165,392	805,051
ING MarketStyle Growth Portfolio - Service Class	195,833	948,221	(752,388)	516,406	26,122	490,284
ING MarketStyle Moderate Growth Portfolio - Service Class	218,146	1,002,807	(784,661)	486,026	18,446	467,580
ING MarketStyle Moderate Portfolio - Service Class	101,694	295,971	(194,277)	113,700	10,178	103,522
ING Marsico Growth Portfolio - Service Class	6,373,439	9,569,402	(3,195,963)	6,851,741	13,396,695	(6,544,954)
ING Marsico Growth Portfolio - Service 2 Class	143,040	213,203	(70,163)	382,315	246,979	135,336
ING Marsico International Opportunities Portfolio - Service Class	9,007,048	4,378,693	4,628,355	7,948,628	6,082,890	1,865,738
ING MFS Total Return Portfolio - Service Class	3,905,441	8,874,134	(4,968,693)	7,984,925	13,770,984	(5,786,059)
ING MFS Total Return Portfolio - Service 2 Class	329,807	644,535	(314,728)	697,872	690,625	7,247
ING MFS Utilities Portfolio - Service Class	16,858,864	7,663,895	9,194,969	12,475,657	7,629,076	4,846,581
ING Oppenheimer Main Street Portfolio® - Service Class	1,086,370	3,823,715	(2,737,345)	1,840,565	4,741,027	(2,900,462)
ING Oppenheimer Main Street Portfolio® - Service 2 Class	17,382	43,427	(26,045)	52,329	32,165	20,164
ING PIMCO Core Bond Portfolio - Service Class	32,180,852	11,423,159	20,757,693	18,155,832	18,507,683	(351,851)
ING PIMCO Core Bond Portfolio - Service 2 Class	874,413	626,201	248,212	1,023,896	520,965	502,931
ING PIMCO High Yield Portfolio - Service Class	14,830,119	21,624,655	(6,794,536)	24,675,134	26,241,940	(1,566,806)
ING Pioneer Fund Portfolio - Service Class	1,488,496	2,393,316	(904,820)	2,370,767	2,062,810	307,957
ING Pioneer Mid Cap Value Portfolio - Service Class	8,950,069	9,108,794	(158,725)	13,220,614	15,472,321	(2,251,707)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	13,154,544	7,974,624	5,179,920	19,076,208	13,396,942	5,679,266
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	423,559	863,366	(439,807)	1,706,129	782,929	923,200
ING T. Rowe Price Equity Income Portfolio - Service Class	3,558,971	5,826,295	(2,267,324)	6,329,180	8,018,727	(1,689,547)

161

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	115,777	246,775	(130,998)	358,001	353,195	4,806
ING Templeton Global Growth Portfolio - Service Class	3,345,705	3,805,315	(459,610)	5,093,173	4,016,798	1,076,375
ING Templeton Global Growth Portfolio - Service 2 Class	50,309	67,133	(16,824)	110,426	58,095	52,331
ING UBS U.S. Allocation Portfolio - Service Class	75,621	1,903,072	(1,827,451)	716,090	2,891,251	(2,175,161)
ING UBS U.S. Allocation Portfolio - Service 2 Class	2,104	58,309	(56,205)	65,038	44,760	20,278
ING Van Kampen Capital Growth Portfolio - Service Class	477,340	1,413,198	(935,858)	2,047,887	2,560,066	(512,179)
ING Van Kampen Capital Growth Portfolio - Service 2 Class	44,342	134,547	(90,205)	179,281	148,016	31,265
ING Van Kampen Global Franchise Portfolio - Service Class	6,554,668	6,017,138	537,530	9,042,038	5,544,330	3,497,708
ING Van Kampen Global Franchise Portfolio - Service 2 Class	186,901	391,454	(204,553)	1,042,637	653,626	389,011
ING Van Kampen Growth and Income Portfolio - Service Class	2,255,192	5,781,347	(3,526,155)	5,912,599	7,039,271	(1,126,672)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	241,010	483,252	(242,242)	861,002	771,011	89,991
ING Van Kampen Real Estate Portfolio - Service Class	2,200,314	5,656,024	(3,455,710)	5,952,944	4,615,725	1,337,219
ING Van Kampen Real Estate Portfolio - Service 2 Class	162,695	276,870	(114,175)	334,813	232,649	102,164
ING VP Index Plus International Equity Portfolio - Service Class	3,523,727	2,966,888	556,839	3,502,222	929,072	2,573,150
ING VP Index Plus International Equity Portfolio - Service 2 Class	31,966	26,632	5,334	62,731	7,722	55,009
ING Wells Fargo Disciplined Value Portfolio - Service Class	364,639	2,653,205	(2,288,566)	67,964	1,530,542	(1,462,578)
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class	10,864	32,408	(21,544)	1,955,225	1,935,854	19,371
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	871,831	1,703,447	(831,616)	3,813,212	1,663,955	2,149,257
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	10,381	65,860	(55,479)	129,926	14,799	115,127
ING Mutual Funds:
ING Diversified International Fund - Class R	41,018	14,524	26,494	7,158	1	7,157
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	6,241	23,235	(16,994)	16,295	17,823	(1,528)
ING American Century Select Portfolio - Initial Class	-	36,988	(36,988)	1,199	13,809	(12,610)
ING American Century Select Portfolio - Service Class	959	20,243	(19,284)	14,809	2,010	12,799
ING American Century Small-Mid Cap Value Portfolio - Service Class	10,345	14,993	(4,648)	24,627	21,265	3,362
ING Baron Small Cap Growth Portfolio - Service Class	10,615,603	4,068,626	6,546,977	12,085,637	6,289,817	5,795,820
ING Columbia Small Cap Value II Portfolio - Service Class	10,796,437	3,737,600	7,058,837	8,648,586	1,519,480	7,129,106

162

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Davis New York Venture Portfolio - Service Class	10,139,826	2,365,738	7,774,088	9,612,226	1,527,390	8,084,836
ING Fundamental Research Portfolio - Initial Class	55	34,117	(34,062)	48,261	14,199	34,062
ING Fundamental Research Portfolio - Service Class	1,544	83,530	(81,986)	58,285	46,548	11,737
ING Goldman Sachs® Capital Growth Portfolio - Service Class	22	4,515	(4,493)	3,629	136	3,493
ING JPMorgan International Portfolio - Service Class	4,668,459	3,781,283	887,176	5,748,844	3,414,782	2,334,062
ING JPMorgan Mid Cap Value Portfolio - Service Class	247,695	430,579	(182,884)	382,500	538,761	(156,261)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	2,222,837	2,867,147	(644,310)	3,429,585	3,425,144	4,441
ING Neuberger Berman Partners Portfolio - Service Class	388,810	3,835,983	(3,447,173)	17,312,186	310,909	17,001,277
ING Neuberger Berman Regency Portfolio - Service Class	1,903,238	939,755	963,483	399,880	90,569	309,311
ING OpCap Balanced Value Portfolio - Service Class	15,254	22,040	(6,786)	21,916	49,142	(27,226)
ING Oppenheimer Global Portfolio - Initial Class	25,562	263,881	(238,319)	65,537	378,873	(313,336)
ING Oppenheimer Global Portfolio - Service Class	5,060,340	1,995,229	3,065,111	6,828,445	1,967,238	4,861,207
ING Oppenheimer Strategic Income Portfolio - Service Class	537,568	59,995	477,573	155,602	77,396	78,206
ING PIMCO Total Return Portfolio - Service Class	175,876	49,256	126,620	99,896	88,225	11,671
ING Solution 2015 Portfolio - Service Class	606,041	118,452	487,589	302,565	58,370	244,195
ING Solution 2025 Portfolio - Service Class	376,979	68,156	308,823	210,194	7,111	203,083
ING Solution 2035 Portfolio - Service Class	614,276	145,947	468,329	169,828	45,254	124,574
ING Solution 2045 Portfolio - Service Class	85,663	25,557	60,106	25,515	1,672	23,844
ING Solution Income Portfolio - Service Class	371,396	15,267	356,129	95,037	43,453	51,584
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	92,840	40,400	52,440	112,390	19,949	92,441
ING T. Rowe Price Growth Equity Portfolio - Service Class	3,927,246	912,915	3,014,331	144,885	106,709	38,176
ING Templeton Foreign Equity Portfolio - Service Class	10,843,184	4,355,628	6,487,556	2,573,568	311,846	2,261,722
ING Thornburg Value Portfolio - Initial Class	23,570	107,590	(84,020)	60,920	119,807	(58,887)
ING Thornburg Value Portfolio - Service Class	1,767,400	1,252,554	514,846	894,339	329,075	565,264
ING UBS U.S. Large Cap Equity Portfolio - Service Class	536,086	1,188,444	(652,358)	2,033,496	922,609	1,110,887
ING UBS U.S. Small Cap Growth Portfolio - Service Class	716,057	976,619	(260,562)	958,626	441,352	517,274
ING Van Kampen Comstock Portfolio - Service Class	3,683,459	2,777,229	906,230	5,853,757	3,826,258	2,027,499
ING Van Kampen Equity and Income Portfolio - Initial Class	653	38,605	(37,952)	4,894	64,137	(59,243)
ING Van Kampen Equity and Income Portfolio - Service Class	4,313,892	1,149,257	3,164,635	3,359,275	1,465,211	1,894,064
163

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S	66,377	20,091	46,286	50,199	9,202	40,997
ING VP Strategic Allocation Growth Portfolio - Class S	19,553	12,080	7,473	24,162	8,298	15,864
ING VP Strategic Allocation Moderate Portfolio - Class S	18,075	9,633	8,442	39,223	20,548	18,675
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	15,093	27	15,066	-	-	-
ING VP Growth and Income Portfolio - Class S	231,814	53,562	178,252	229,017	96,329	132,688
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	68,048	1,839,469	(1,771,421)	2,330,964	6,391,953	(4,060,989)
ING GET U.S. Core Portfolio - Series 2	11,269	1,371,451	(1,360,182)	1,408,124	4,325,309	(2,917,185)
ING GET U.S. Core Portfolio - Series 3	461,393	2,478,009	(2,016,616)	1,258,716	4,302,268	(3,043,552)
ING GET U.S. Core Portfolio - Series 4	659,129	2,023,924	(1,364,795)	211,718	1,502,435	(1,290,717)
ING GET U.S. Core Portfolio - Series 5	313,238	787,386	(474,148)	139,170	1,162,012	(1,022,842)
ING GET U.S. Core Portfolio - Series 6	140,486	669,356	(528,870)	300,572	1,698,589	(1,398,017)
ING GET U.S. Core Portfolio - Series 7	113,190	750,603	(637,413)	473,308	2,032,265	(1,558,957)
ING GET U.S. Core Portfolio - Series 8	3,065	104,812	(101,747)	101,930	608,394	(506,464)
ING GET U.S. Core Portfolio - Series 9	5,684	258,939	(253,255)	117,930	834,799	(716,869)
ING GET U.S. Core Portfolio - Series 10	10,278	253,221	(242,943)	39,092	489,114	(450,022)
ING GET U.S. Core Portfolio - Series 11	207,824	427,490	(219,666)	1,397,181	489,272	907,909
ING GET U.S. Core Portfolio - Series 12	12,091	83,121	(71,030)	568,045	141,668	426,377
ING GET U.S. Core Portfolio - Series 13	18,043	1,797,294	(1,779,251)	5,877,647	605,105	5,272,542
ING GET U.S. Core Portfolio - Series 14	9,914,485	1,254,365	8,660,120	-	-	-
ING VP Global Equity Dividend Portfolio	35,219	1,319,249	(1,284,030)	761,168	2,259,529	(1,498,361)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class S	41,686	10,858	30,828	44,552	10,120	34,432
ING VP Growth Portfolio - Class S	28,426	6,159	22,267	5,069	7,204	(2,135)
ING VP Index Plus LargeCap Portfolio - Class S	14,794,359	6,908,813	7,885,546	6,787,475	5,981,632	805,843
ING VP Index Plus MidCap Portfolio - Class S	6,575,887	6,157,291	418,596	8,231,087	5,969,789	2,261,298
ING VP Index Plus SmallCap Portfolio - Class S	4,376,954	5,000,708	(623,754)	7,507,037	4,940,259	2,566,778

164

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Portfolios, Inc. (continued):
ING VP International Equity Portfolio - Class S	52,902	101,693	(48,791)	49,984	26,535	23,449
ING VP Small Company Portfolio - Class S	60,397	29,488	30,909	70,186	29,143	41,043
ING VP Value Opportunity Portfolio - Class S	74,779	474,964	(400,185)	125,926	618,294	(492,368)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	2,574,858	3,362,250	(787,392)	3,473,046	3,068,855	404,191
ING VP International Value Portfolio - Class S	356,474	103,828	252,646	256,517	76,009	180,508
ING VP MidCap Opportunities Portfolio - Class S	65,351	627,961	(562,610)	57,568	900,361	(842,793)
ING VP Real Estate Portfolio - Class S	380,145	172,000	208,145	407,396	70,090	337,306
ING VP SmallCap Opportunities Portfolio - Class S	801,987	3,753,438	(2,951,451)	4,360,675	5,369,141	(1,008,466)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	151,904	245,344	(93,440)	940,765	287,661	653,104
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	51,657,398	15,860,782	35,796,616	43,857,379	17,023,906	26,833,473
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity Portfolio	29	2,145	(2,116)	1,102	3,553	(2,451)
Legg Mason Partners Variable Investors Portfolio	26,328	8,991	17,337	-	-	-
Legg Mason Partners Variable Large Cap Value Portfolio	49	10,835	(10,786)	599	4,671	(4,072)
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	44	1,624	(1,580)	45	3,832	(3,787)
Legg Mason Partners Variable Money Market Portfolio	13,241	2,667	10,574	39,701	39,795	(94)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	45,506	17,822	27,684	49,522	12,196	37,326
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	140,529	48,748	91,781	123,847	29,148	94,699
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	633,970	153,393	480,577	387,178	107,936	279,242
Pioneer Small Cap Value VCT Portfolio - Class II	45,038	179,382	(134,344)	715,096	81,606	633,490

165

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ProFunds:
ProFund VP Bull	1,643,998	4,462,811	(2,818,813)	11,613,001	14,187,667	(2,574,666)
ProFund VP Europe 30	27,228	833,461	(806,233)	2,248,657	3,413,738	(1,165,081)
ProFund VP Rising Rates Opportunity	1,493,646	3,380,268	(1,886,622)	9,295,856	10,188,053	(892,197)
ProFund VP Small-Cap	1,807,007	4,774,204	(2,967,197)	12,921,539	14,812,858	(1,891,319)
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	412	26,763	(26,351)	19,490	36,810	(17,320)
Wells Fargo Advantage C&B Large Cap Value Fund	236	4,255	(4,019)	2,913	11,479	(8,566)
Wells Fargo Advantage Equity Income Fund	147	7,839	(7,692)	1,858	6,525	(4,667)
Wells Fargo Advantage Large Company Growth Fund	1,775	32,803	(31,028)	4,089	26,709	(22,620)
Wells Fargo Advantage Money Market Fund	-	18,720	(18,720)	171,332	218,898	(47,566)
Wells Fargo Advantage Small Cap Growth Fund	166	8,000	(7,834)	600	2,770	(2,170)
Wells Fargo Advantage Total Return Bond Fund	3,957	15,062	(11,105)	11,549	15,490	(3,941)

166

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	AIM V.I. Leisure Fund - Series I Shares
	Contracts in accumulation period:
	Band 4	4,983.354	$ 14.13	$ 70,415
	Band 5	8,500.165	14.09	119,767
	Band 6	328,036.932	14.01	4,595,797
	Band 7	480,632.709	13.97	6,714,439
	Band 8	144,168.519	13.89	2,002,501
	Band 9	41,515.102	13.85	574,984
	Band 10	305,746.374	13.81	4,222,357
	Band 11	123,110.488	13.77	1,695,231
	Band 12	123,832.454	13.73	1,700,220
	Band 13	230,164.151	13.69	3,150,947
	Band 14	403,230.413	13.62	5,491,998
	Band 15	99,598.126	13.58	1,352,543
	Band 16	5,003.579	13.50	67,548
	Band 17	243,279.555	13.46	3,274,543
	Band 18	1,648.753	13.42	22,126
	Band 19	54,476.048	13.34	726,710
	Band 20	256,194.883	13.66	3,499,622
	Band 21	54,460.386	13.54	737,394
	Band 26	12,345.490	14.38	177,528
	Band 27	13,666.740	14.13	193,111
	Band 28	426.533	14.01	5,976
	Band 29	35,175.729	13.97	491,405
	Band 30	17,635.281	13.73	242,132
	Band 31	3,829.105	13.61	52,114
	Band 32	446.937	13.39	5,984
	Band 34	907.122	13.12	11,901
	Band 41	7,415.937	14.11	104,639
	Band 42	1,910.968	13.98	26,715
	Band 43	13,998.875	13.89	194,444
	Band 45	2,991.884	12.26	36,680
	Band 46	53,532.930	11.79	631,153
	Band 47	10,031.748	11.74	117,773

		3,082,897.270		$ 42,310,697

	Columbia Asset Allocation Fund, Variable Series - Class
	A
	Contracts in accumulation period:
	Band 6	6,685.254	$ 16.21	$ 108,368
	Band 7	23,863.967	16.17	385,880
	Band 8	3,320.073	16.09	53,420
	Band 9	3,976.741	16.05	63,827
	Band 11	971.469	15.97	15,514
	Band 13	2,539.427	15.90	40,377
	Band 14	48.703	15.82	770

		41,405.634		$ 668,156

167

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Columbia Federal Securities Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	3,007.858	$ 11.23	$ 33,778
Band 7	2,087.495	11.20	23,380
Band 11	184.237	11.07	2,040
Band 13	1,848.955	11.01	20,357
	7,128.545		$ 79,555

Columbia Large Cap Growth Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	3,275.705	$ 13.06	$ 42,781
Band 7	23,870.942	13.04	311,277
Band 8	964.743	13.00	12,542
Band 9	1,688.073	12.99	21,928
Band 11	1,901.213	12.95	24,621
Band 13	3,688.024	12.91	47,612
Band 14	1,787.366	12.87	23,003
	37,176.066		$ 483,764

168

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Colonial Small Cap Value Fund, Variable Series - Class
B
Contracts in accumulation period:
Band 2	1,910.451	$ 12.99	$ 24,817
Band 4	10,527.712	19.82	208,659
Band 5	26,794.182	19.77	529,721
Band 6	1,927,008.032	19.68	37,923,518
Band 7	1,354,061.114	19.63	26,580,220
Band 8	636,373.687	19.54	12,434,742
Band 9	73,912.220	19.49	1,440,549
Band 10	1,669,951.838	19.45	32,480,563
Band 11	548,429.981	19.40	10,639,542
Band 12	237,997.871	19.36	4,607,639
Band 13	635,853.078	19.31	12,278,323
Band 14	2,082,687.555	19.22	40,029,255
Band 15	548,499.202	19.17	10,514,730
Band 16	69,781.375	19.08	1,331,429
Band 17	1,373,389.250	19.04	26,149,331
Band 18	17,150.091	18.99	325,680
Band 19	88,194.116	18.90	1,666,869
Band 20	1,276,340.716	19.26	24,582,322
Band 21	86,929.233	19.13	1,662,956
Band 26	29,919.772	13.00	388,957
Band 27	7,856.416	12.90	101,348
Band 28	561.982	12.85	7,221
Band 29	35,521.733	12.83	455,744
Band 30	19,670.239	12.72	250,205
Band 31	10,743.777	12.67	136,124
Band 32	1,062.628	12.57	13,357
Band 41	2,774.469	12.73	35,319
Band 42	3,167.004	12.66	40,094
Band 43	8,271.652	12.60	104,223
Band 44	10,006.160	12.48	124,877
Band 45	1,151.451	12.43	14,313
Band 46	785,501.433	11.80	9,268,917
Band 47	48,887.885	11.74	573,944
	13,630,888.305		$ 256,925,508

Columbia Small Company Growth Fund, Variable Series
- Class A
Contracts in accumulation period:
Band 6	1,432.203	$ 20.68	$ 29,618
Band 7	549.744	20.63	11,341
Band 8	1,252.610	20.53	25,716
Band 13	1,178.547	20.29	23,913
	4,413.104		$ 90,588

169

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	4,409.106	$ 13.90	$ 61,287
Band 3	1,747.060	13.58	23,725
Band 4	155,664.664	13.67	2,127,936
Band 5	106,972.008	13.63	1,458,028
Band 6	3,793,220.298	13.54	51,360,203
Band 7	2,599,568.767	13.50	35,094,178
Band 8	1,402,318.823	13.41	18,805,095
Band 9	464,702.264	13.36	6,208,422
Band 10	2,996,250.433	13.32	39,910,056
Band 11	977,380.084	13.28	12,979,608
Band 12	682,578.593	13.23	9,030,515
Band 13	1,644,616.693	13.19	21,692,494
Band 14	3,181,067.182	13.10	41,671,980
Band 15	1,010,383.433	13.06	13,195,608
Band 16	137,415.917	12.97	1,782,284
Band 17	2,241,213.879	12.93	28,978,895
Band 18	42,808.766	12.89	551,805
Band 19	203,057.418	12.80	2,599,135
Band 20	1,648,785.110	13.15	21,681,524
Band 21	354,210.402	13.02	4,611,819
Band 25	14,711.229	13.99	205,810
Band 26	429,510.808	13.94	5,987,381
Band 27	171,636.304	13.67	2,346,268
Band 28	36,598.139	13.54	495,539
Band 29	628,695.271	13.49	8,481,099
Band 30	278,467.926	13.23	3,684,131
Band 31	147,297.975	13.10	1,929,603
Band 32	3,668.779	12.85	47,144
Band 33	3,313.167	12.69	42,044
Band 34	2,162.815	12.56	27,165
Band 35	344,699.481	14.13	4,870,604
Band 36	29,442.915	13.94	410,434
Band 37	37,782.779	13.81	521,780
Band 38	527,370.795	16.08	8,480,122
Band 39	68,774.186	15.93	1,095,573
Band 40	45,677.425	15.83	723,074
Band 41	53,973.369	14.92	805,283
Band 42	33,355.801	14.79	493,332
Band 43	160,931.831	14.70	2,365,698
Band 44	430.039	12.96	5,573
Band 45	32,045.334	12.80	410,180
Band 46	1,052,384.545	12.20	12,839,091
Band 47	272,174.722	12.14	3,304,201
Band 51	1,165.191	11.47	13,365
Band 54	240.719	11.49	2,766
Band 55	1,300.430	11.57	15,046
	28,026,182.875		$ 373,426,903

170

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	17,028.851	$ 15.38	$ 261,904
Band 4	404,210.212	18.38	7,429,384
Band 5	125,610.054	18.27	2,294,896
Band 6	8,180,922.847	15.21	124,431,837
Band 7	2,472,498.324	18.09	44,727,495
Band 8	4,711,467.167	15.15	71,378,728
Band 9	893,193.003	17.91	15,997,087
Band 10	8,727,880.973	15.66	136,678,616
Band 11	1,335,727.090	15.09	20,156,122
Band 12	493,102.349	15.06	7,426,121
Band 13	3,429,987.063	17.68	60,642,171
Band 14	4,513,073.102	15.00	67,696,097
Band 15	3,077,616.792	17.51	53,889,070
Band 16	398,509.102	14.94	5,953,726
Band 17	4,272,825.877	14.92	63,750,562
Band 18	38,043.079	14.90	566,842
Band 19	207,534.454	15.31	3,177,352
Band 20	1,486,369.995	15.54	23,098,190
Band 21	493,690.080	15.45	7,627,512
Band 26	908,266.631	18.69	16,975,503
Band 27	324,819.340	18.33	5,953,939
Band 28	81,583.803	18.15	1,480,746
Band 29	1,262,197.916	18.09	22,833,160
Band 30	472,504.158	17.73	8,377,499
Band 31	167,342.183	17.56	2,938,529
Band 32	6,345.073	17.23	109,326
Band 33	5,096.838	17.00	86,646
Band 34	15,120.683	16.84	254,632
Band 35	754,187.899	18.94	14,284,319
Band 36	173,521.097	18.69	3,243,109
Band 37	110,156.494	18.51	2,038,997
Band 38	1,738,553.353	19.59	34,058,260
Band 39	509,399.639	19.42	9,892,541
Band 40	177,948.469	19.29	3,432,626
Band 41	206,912.335	17.99	3,722,353
Band 42	45,786.974	17.83	816,382
Band 43	307,976.794	17.71	5,454,269
Band 44	12,725.330	15.60	198,515
Band 45	66,156.674	15.38	1,017,490
Band 46	3,918,166.193	14.88	58,302,313
Band 47	635,884.902	14.82	9,423,814
Band 50	27,685.585	12.64	349,946
Band 51	424.145	12.58	5,336
Band 52	8,229.639	12.70	104,516
Band 53	779.629	12.65	9,862
Band 54	3,139.953	12.60	39,563
Band 55	6,367.241	12.68	80,737
	57,226,569.384		$ 922,668,640

171

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 35	87,893.035	$ 17.58	$ 1,545,160
Band 36	19,780.677	17.37	343,590
Band 37	11,590.311	17.21	199,469
Band 38	227,461.616	18.00	4,094,309
Band 39	117,873.539	17.84	2,102,864
Band 40	14,830.905	17.72	262,804
	479,430.083		$ 8,548,196

ING GET Fund - Series U
Contracts in accumulation period:
Band 6	78,304.878	$ 11.44	$ 895,808
Band 9	621,326.785	11.32	7,033,419
Band 10	6,253.246	11.29	70,599
Band 12	9,714.763	11.24	109,194
Band 13	235,295.441	11.21	2,637,662
Band 15	256,424.064	11.12	2,851,436
Band 20	120,843.966	11.18	1,351,036
Band 26	923,912.824	11.70	10,809,780
Band 27	380,841.990	11.52	4,387,300
Band 28	143,834.618	11.43	1,644,030
Band 29	1,809,525.830	11.41	20,646,690
Band 30	866,988.766	11.23	9,736,284
Band 31	623,070.434	11.14	6,941,005
Band 32	13,388.491	10.98	147,006
Band 33	19,897.864	10.87	216,290
Band 34	25,495.479	10.79	275,096
Band 35	83,712.118	11.83	990,314
Band 36	4,256.349	11.71	49,842
	6,223,087.906		$ 70,792,791

172

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series V
Contracts in accumulation period:
Band 6	58,498.191	$ 10.20	$ 596,682
Band 9	663,154.053	10.10	6,697,856
Band 10	14,572.131	10.08	146,887
Band 12	13,636.604	10.03	136,775
Band 13	195,245.256	10.00	1,952,453
Band 15	444,146.114	9.93	4,410,371
Band 17	38,646.115	9.86	381,051
Band 19	7,034.810	9.78	68,800
Band 20	38,721.113	9.98	386,437
Band 26	1,498,422.317	10.42	15,613,561
Band 27	467,494.854	10.27	4,801,172
Band 28	229,932.801	10.20	2,345,315
Band 29	2,912,216.137	10.17	29,617,238
Band 30	1,750,241.299	10.02	17,537,418
Band 31	853,957.360	9.95	8,496,876
Band 32	17,129.415	9.81	168,040
Band 33	8,496.851	9.72	82,589
Band 34	15,759.246	9.65	152,077
Band 35	194,362.306	10.53	2,046,635
Band 36	10,531.988	10.42	109,743
	9,432,198.961		$ 95,747,976

173

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Band 2	55,177.783	$ 23.74	$ 1,309,921
Band 3	3,748.651	22.77	85,357
Band 4	110,753.636	23.05	2,552,871
Band 5	89,670.773	22.92	2,055,254
Band 6	2,932,927.597	22.65	66,430,810
Band 7	1,820,232.495	22.51	40,973,433
Band 8	2,364,818.640	22.24	52,593,567
Band 9	320,901.872	22.11	7,095,140
Band 10	1,487,855.578	21.98	32,703,066
Band 11	3,117,854.666	21.85	68,125,124
Band 12	529,074.135	21.72	11,491,490
Band 13	1,558,828.504	21.59	33,655,107
Band 14	2,185,379.179	21.33	46,614,138
Band 15	442,249.749	21.21	9,380,117
Band 16	88,644.893	20.95	1,857,111
Band 17	1,068,709.744	20.83	22,261,224
Band 18	22,545.487	20.70	466,692
Band 19	85,236.664	20.46	1,743,942
Band 20	562,163.395	21.46	12,064,026
Band 21	83,390.748	21.08	1,757,877
Band 25	64,315.772	24.03	1,545,508
Band 26	44,797.196	14.03	628,505
Band 27	13,437.724	13.92	187,053
Band 28	2,162.532	13.86	29,973
Band 29	91,660.342	13.84	1,268,579
Band 30	44,649.642	13.73	613,040
Band 31	18,415.979	13.67	251,746
Band 32	444.478	13.56	6,027
Band 34	503.455	13.43	6,761
Band 38	45,420.769	11.50	522,339
Band 41	19,733.772	13.73	270,945
Band 42	2,578.216	13.65	35,193
Band 43	30,456.546	13.60	414,209
Band 44	1,198.756	13.46	16,135
Band 45	1,293.980	13.41	17,352
Band 46	853,202.179	11.44	9,760,633
Band 47	76,408.757	11.38	869,532
Band 50	3,802.673	11.42	43,427
Band 51	2,440.825	11.37	27,752
Band 53	181.940	11.44	2,081
Band 54	838.739	11.39	9,553
Band 55	903.609	11.47	10,364
	20,249,012.070		$ 431,752,974

174

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	174,759.430	$ 23.28	$ 4,068,400
Band 7	626.373	23.22	14,544
Band 8	70.568	23.09	1,629
Band 10	83,476.368	22.97	1,917,452
Band 11	3,833.101	22.91	87,816
Band 12	34,500.323	22.85	788,332
Band 13	3,554.540	11.52	40,948
Band 14	58,448.364	12.23	714,823
Band 15	175,747.552	12.21	2,145,878
Band 17	57,679.655	12.14	700,231
Band 20	291,854.907	22.72	6,630,943
Band 46	154,529.061	11.38	1,758,541
	1,039,080.242		$ 18,869,537

175

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 2	86,083.980	$ 16.43	$ 1,414,360
Band 4	1,166,092.620	16.25	18,949,005
Band 5	267,965.447	16.21	4,343,720
Band 6	21,696,367.290	16.14	350,179,368
Band 7	10,314,328.120	16.11	166,163,826
Band 8	10,804,068.750	16.04	173,297,263
Band 9	2,548,976.798	16.00	40,783,629
Band 10	21,187,619.790	15.97	338,366,288
Band 11	4,519,538.860	15.93	71,996,254
Band 12	1,691,270.016	15.90	26,891,193
Band 13	8,337,205.653	15.86	132,228,082
Band 14	16,140,531.640	15.79	254,858,995
Band 15	10,172,993.550	15.76	160,326,378
Band 16	841,076.053	15.69	13,196,483
Band 17	15,573,021.710	15.65	243,717,790
Band 18	65,891.702	15.62	1,029,228
Band 19	763,218.180	15.55	11,868,043
Band 20	9,238,417.722	15.83	146,244,153
Band 21	1,301,088.703	15.72	20,453,114
Band 26	1,132,943.909	16.46	18,648,257
Band 27	342,729.028	16.25	5,569,347
Band 28	105,848.236	16.14	1,708,391
Band 29	1,559,666.158	16.11	25,126,222
Band 30	572,490.746	15.90	9,102,603
Band 31	378,379.096	15.79	5,974,606
Band 32	9,060.890	15.59	141,259
Band 33	4,798.833	15.45	74,142
Band 34	40,527.177	15.35	622,092
Band 35	219,886.177	12.79	2,812,344
Band 36	37,003.056	12.73	471,049
Band 37	64,971.280	16.36	1,062,930
Band 38	1,840,856.967	12.72	23,415,701
Band 39	400,871.737	12.66	5,075,036
Band 40	176,240.778	12.61	2,222,396
Band 41	223,063.676	15.90	3,546,712
Band 42	167,698.747	15.76	2,642,932
Band 43	693,220.398	15.66	10,855,831
Band 44	46,053.337	14.14	651,194
Band 45	72,027.262	13.93	1,003,340
Band 46	10,591,272.140	13.57	143,723,563
Band 47	1,001,924.032	13.50	13,525,974
Band 50	19,364.142	12.08	233,919
Band 51	69,926.408	12.02	840,515
Band 52	2,638.825	12.14	32,035
Band 53	10,417.549	12.10	126,052
Band 54	7,156.491	12.04	86,164
Band 55	34,351.542	12.13	416,684
	156,541,145.201		$ 2,456,018,462

176

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 2	59,783.465	$ 14.64	$ 875,230
Band 4	1,353,851.427	14.48	19,603,769
Band 5	119,503.959	14.45	1,726,832
Band 6	14,555,763.300	14.38	209,311,876
Band 7	6,996,005.786	14.35	100,392,683
Band 8	7,276,325.052	14.29	103,978,685
Band 9	2,727,946.799	14.26	38,900,521
Band 10	14,800,441.420	14.22	210,462,277
Band 11	3,353,209.300	14.19	47,582,040
Band 12	1,130,093.622	14.16	16,002,126
Band 13	6,176,037.708	14.13	87,267,413
Band 14	12,038,692.260	14.07	169,384,400
Band 15	7,713,249.602	14.04	108,294,024
Band 16	561,697.109	13.98	7,852,526
Band 17	11,977,582.450	13.94	166,967,499
Band 18	22,514.060	13.91	313,171
Band 19	699,866.082	13.85	9,693,145
Band 20	6,032,133.163	14.10	85,053,078
Band 21	1,187,108.924	14.01	16,631,396
Band 26	934,991.624	14.67	13,716,327
Band 27	406,158.424	14.48	5,881,174
Band 28	130,735.239	14.38	1,879,973
Band 29	1,205,339.861	14.35	17,296,627
Band 30	594,652.472	14.16	8,420,279
Band 31	282,053.073	14.07	3,968,487
Band 32	23,912.333	13.89	332,142
Band 33	5,117.504	13.77	70,468
Band 34	59,261.998	13.68	810,704
Band 35	121,485.407	11.95	1,451,751
Band 36	39,396.802	11.89	468,428
Band 37	58,560.701	14.57	853,229
Band 38	1,344,331.407	11.88	15,970,657
Band 39	150,001.482	11.82	1,773,018
Band 40	145,191.016	11.78	1,710,350
Band 41	219,393.929	14.17	3,108,812
Band 42	140,899.951	14.04	1,978,235
Band 43	582,891.986	13.95	8,131,343
Band 44	39,876.953	12.51	498,861
Band 45	101,200.588	12.35	1,249,827
Band 46	7,379,003.536	11.92	87,957,722
Band 47	914,620.212	11.87	10,856,542
Band 50	17,488.268	11.45	200,241
Band 51	491,093.589	11.40	5,598,467
Band 52	1,949.878	11.52	22,463
Band 53	8,765.347	11.47	100,539
Band 54	9,929.168	11.42	113,391
Band 55	39,322.981	11.50	452,214
	114,229,431.217		$ 1,595,164,962

177

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds International Portfolio
Contracts in accumulation period:
Band 2	84,468.238	$ 22.66	$ 1,914,050
Band 4	428,085.631	22.41	9,593,399
Band 5	170,474.578	22.36	3,811,812
Band 6	9,438,334.065	22.26	210,097,316
Band 7	4,971,819.589	22.22	110,473,831
Band 8	5,196,961.915	22.12	114,956,798
Band 9	1,344,483.652	22.07	29,672,754
Band 10	9,721,537.640	22.02	214,068,259
Band 11	2,257,381.042	21.97	49,594,661
Band 12	1,013,920.227	21.92	22,225,131
Band 13	4,171,264.612	21.88	91,267,270
Band 14	7,212,643.249	21.78	157,091,370
Band 15	3,981,698.227	21.73	86,522,302
Band 16	482,697.293	21.64	10,445,569
Band 17	6,489,109.002	21.59	140,099,863
Band 18	36,575.784	21.54	787,842
Band 19	392,273.773	21.44	8,410,350
Band 20	3,112,536.455	21.83	67,946,671
Band 21	610,149.542	21.68	13,228,042
Band 26	637,012.553	22.71	14,466,555
Band 27	315,380.991	22.41	7,067,688
Band 28	56,718.310	22.26	1,262,550
Band 29	874,833.751	22.21	19,430,058
Band 30	348,184.151	21.92	7,632,197
Band 31	186,510.341	21.78	4,062,195
Band 32	6,274.062	21.50	134,892
Band 33	3,533.820	21.31	75,306
Band 34	15,245.394	21.17	322,745
Band 35	271,709.641	15.33	4,165,309
Band 36	46,621.242	15.26	711,440
Band 37	13,046.210	22.56	294,322
Band 38	1,464,666.263	15.24	22,321,514
Band 39	185,259.140	15.17	2,810,381
Band 40	101,346.633	15.11	1,531,348
Band 41	74,724.750	21.93	1,638,714
Band 42	39,639.478	21.74	861,762
Band 43	281,589.863	21.59	6,079,525
Band 44	9,349.928	17.91	167,457
Band 45	40,996.191	17.62	722,353
Band 46	5,622,595.148	16.57	93,166,402
Band 47	603,416.301	16.49	9,950,335
Band 50	19,004.810	13.55	257,515
Band 51	464,274.073	13.49	6,263,057
Band 52	1,440.834	13.62	19,624
Band 53	4,357.305	13.57	59,129
Band 54	9,924.310	13.51	134,077
Band 55	24,377.224	13.60	331,530
	72,838,447.231		$ 1,548,147,270

178

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period:
Band 35	15,121.907	$ 9.81	$ 148,346
Band 38	7,755.994	9.80	76,009
Band 40	2,032.208	9.77	19,855
	24,910.109		$ 244,210

ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 1	583.131	$ 13.69	$ 7,983
Band 2	16,924.305	13.53	228,986
Band 4	70,250.488	13.34	937,142
Band 5	107,711.390	13.30	1,432,561
Band 6	1,170,060.548	13.22	15,468,200
Band 7	1,301,207.013	13.19	17,162,921
Band 8	434,530.665	13.11	5,696,697
Band 9	137,089.271	13.07	1,791,757
Band 10	1,199,203.742	13.04	15,637,617
Band 11	648,515.200	13.00	8,430,698
Band 12	460,433.678	12.96	5,967,220
Band 13	947,230.069	12.92	12,238,212
Band 14	1,982,636.026	12.85	25,476,873
Band 15	449,216.397	12.81	5,754,462
Band 16	63,056.209	12.74	803,336
Band 17	764,202.613	12.70	9,705,373
Band 18	41,506.860	12.66	525,477
Band 19	71,247.051	12.59	897,000
Band 20	882,135.386	12.89	11,370,725
Band 21	112,891.549	12.77	1,441,625
Band 25	11,959.470	13.61	162,768
Band 26	164,463.006	13.09	2,152,821
Band 27	63,501.891	12.99	824,890
Band 28	16,008.910	12.93	206,995
Band 29	95,842.223	12.91	1,237,323
Band 30	54,383.802	12.81	696,657
Band 31	37,675.342	12.76	480,737
Band 32	769.901	12.65	9,739
Band 33	575.185	12.59	7,242
Band 34	498.577	12.53	6,247
Band 35	8,339.264	11.00	91,732
Band 36	6,932.949	10.98	76,124
Band 37	11,315.658	10.96	124,020
Band 38	73,824.797	11.68	862,274
Band 39	1,112.865	10.94	12,175
Band 40	5,691.533	10.92	62,152

179

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Growth Portfolio - Service
Class (continued)
Band 41	15,869.851	$ 12.81	$ 203,293
Band 42	153.951	12.74	1,961
Band 43	27,344.159	12.69	346,997
Band 44	652.451	12.56	8,195
Band 45	7,419.680	12.51	92,820
Band 46	342,900.200	11.92	4,087,370
Band 47	55,471.703	11.86	657,894
Band 50	5,002.627	11.62	58,131
Band 51	1,132.650	11.56	13,093
Band 52	1,026.870	11.68	11,994
Band 55	4,834.292	11.66	56,368
	11,875,335.398		$ 153,526,877

180

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,921.933	$ 14.93	$ 28,694
Band 3	390.764	14.63	5,717
Band 4	31,721.089	14.72	466,934
Band 5	3,700.431	14.68	54,322
Band 6	439,091.095	14.59	6,406,339
Band 7	425,890.728	14.55	6,196,710
Band 8	281,361.363	14.47	4,071,299
Band 9	38,536.528	14.42	555,697
Band 10	383,820.540	14.38	5,519,339
Band 11	221,720.286	14.34	3,179,469
Band 12	72,232.841	14.30	1,032,930
Band 13	268,538.379	14.26	3,829,357
Band 14	611,377.205	14.18	8,669,329
Band 15	156,547.002	14.14	2,213,575
Band 16	13,322.474	14.05	187,181
Band 17	371,737.800	14.01	5,208,047
Band 18	24,319.062	13.97	339,737
Band 19	71,979.838	13.89	999,800
Band 20	231,322.736	14.22	3,289,409
Band 21	16,158.984	14.10	227,842
Band 25	3,434.810	15.01	51,556
Band 26	11,923.961	13.36	159,304
Band 27	3,294.784	13.25	43,656
Band 29	24,148.319	13.18	318,275
Band 30	11,999.466	13.07	156,833
Band 31	4,759.085	13.01	61,916
Band 41	82.261	13.07	1,075
Band 43	67,335.986	12.95	872,001
Band 44	413.667	12.82	5,303
Band 45	2,312.828	12.77	29,535
Band 46	228,799.175	12.24	2,800,502
Band 47	44,037.785	12.18	536,380
Band 50	2,109.274	11.52	24,299
Band 51	1,429.894	11.46	16,387
	4,071,772.373		$ 57,558,749

181

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Value Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	26,534.096	$ 17.60	$ 467,000
Band 10	69,410.203	17.36	1,204,961
Band 11	1,467.982	17.32	25,425
Band 12	18,178.949	17.27	313,950
Band 13	1,720.093	12.33	21,209
Band 14	9,064.291	12.78	115,842
Band 15	40,122.661	12.76	511,965
Band 17	4,649.623	12.68	58,957
Band 20	75,598.460	17.18	1,298,782
Band 46	23,411.669	12.18	285,154
	270,158.027		$ 4,303,245

182

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Capital Guardian U.S. Equities Portfolio - Service
Class
Contracts in accumulation period:
Band 2	41,375.784	$ 12.62	$ 522,162
Band 3	3,940.333	12.27	48,348
Band 4	61,898.646	12.37	765,686
Band 5	377,119.318	12.32	4,646,110
Band 6	3,795,553.473	12.23	46,419,619
Band 7	5,752,910.331	12.18	70,070,448
Band 8	1,738,201.389	12.08	20,997,473
Band 9	754,475.449	12.03	9,076,340
Band 10	3,202,081.584	11.98	38,360,937
Band 11	3,127,140.195	11.93	37,306,783
Band 12	2,310,206.757	11.89	27,468,358
Band 13	4,247,540.874	11.84	50,290,884
Band 14	6,542,509.735	11.74	76,809,064
Band 15	307,487.674	11.70	3,597,606
Band 16	203,205.738	11.60	2,357,187
Band 17	2,564,461.620	11.56	29,645,176
Band 18	151,157.182	11.51	1,739,819
Band 19	415,169.532	11.42	4,741,236
Band 20	2,211,563.888	11.79	26,074,338
Band 21	514,759.215	11.65	5,996,945
Band 24	1,322.909	13.14	17,383
Band 25	116,113.233	12.72	1,476,960
Band 26	10,396.581	12.06	125,383
Band 27	2,519.464	11.96	30,133
Band 28	134.509	11.92	1,603
Band 29	15,674.095	11.90	186,522
Band 30	9,099.635	11.80	107,376
Band 31	11,586.203	11.75	136,138
Band 34	1,238.777	11.55	14,308
Band 38	8,251.215	10.75	88,701
Band 41	3,365.381	11.80	39,711
Band 43	16,778.441	11.69	196,140
Band 44	479.383	11.58	5,551
Band 45	6,003.480	11.53	69,220
Band 46	460,445.287	11.02	5,074,107
Band 47	90,178.139	10.97	989,254
Band 50	810.721	10.69	8,667
	39,077,156.170		$ 465,501,676

183

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Capital Guardian U.S. Equities Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	85,089.079	$ 16.53	$ 1,406,522
Band 7	778.498	16.48	12,830
Band 10	61,309.819	16.31	999,963
Band 11	7,183.987	16.26	116,812
Band 12	43,368.824	16.22	703,442
Band 13	8,917.391	11.10	98,983
Band 14	7,718.397	11.50	88,762
Band 15	45,487.822	11.48	522,200
Band 17	27,543.296	11.41	314,269
Band 20	243,489.856	16.13	3,927,491
Band 46	28,305.750	10.97	310,514
	559,192.719		$ 8,501,788

ING EquitiesPlus Portfolio - Service Class
Contracts in accumulation period:
Band 2	33,885.891	$ 10.96	$ 371,389
Band 3	26.730	10.89	291
Band 4	52,563.300	10.91	573,466
Band 5	97,808.758	10.90	1,066,115
Band 6	1,487,268.358	10.88	16,181,480
Band 7	980,653.267	10.87	10,659,701
Band 8	1,266,716.997	10.85	13,743,879
Band 9	216,370.620	10.84	2,345,458
Band 10	304,468.894	10.84	3,300,443
Band 11	2,510,184.299	10.83	27,185,296
Band 12	359,078.939	10.82	3,885,234
Band 13	771,491.131	10.81	8,339,819
Band 14	874,836.411	10.79	9,439,485
Band 15	9,822.869	10.78	105,891
Band 16	4,930.639	10.76	53,054
Band 17	165,510.473	10.75	1,779,238
Band 18	13,423.780	10.74	144,171
Band 19	59,565.660	10.72	638,544
Band 20	177,360.350	10.80	1,915,492
Band 21	29,016.240	10.77	312,505
Band 25	6,234.082	10.97	68,388
Band 27	1,134.594	10.91	12,378
Band 29	4,202.443	10.87	45,681
Band 30	6,034.792	10.82	65,296
Band 43	409.812	10.75	4,405
Band 46	16,378.412	10.73	175,740
Band 47	660.556	10.71	7,075
Band 53	227.425	11.44	2,602
	9,450,265.722		$ 102,422,516

ING EquitiesPlus Portfolio - Service 2 Class
Contracts in accumulation period:
Band 15	3,075.878	$ 10.75	$ 33,066
	3,075.878		$ 33,066

184

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Band 1	12.087	$ 12.48	$ 151
Band 2	8,114.103	13.16	106,782
Band 3	433.446	12.99	5,630
Band 4	46,973.027	13.04	612,528
Band 5	69,288.742	13.01	901,447
Band 6	1,874,723.314	12.96	24,296,414
Band 7	1,733,494.198	12.94	22,431,415
Band 8	996,338.252	12.89	12,842,800
Band 9	149,812.671	12.87	1,928,089
Band 10	1,676,944.667	12.84	21,531,970
Band 11	744,272.037	12.82	9,541,568
Band 12	401,784.715	12.79	5,138,827
Band 13	1,188,198.548	12.77	15,173,295
Band 14	2,123,732.021	12.72	27,013,871
Band 15	670,334.933	12.70	8,513,254
Band 16	77,980.195	12.65	986,449
Band 17	1,606,318.701	12.63	20,287,805
Band 18	45,861.023	12.60	577,849
Band 19	68,808.411	12.56	864,234
Band 20	1,027,930.977	12.75	13,106,120
Band 21	129,684.155	12.68	1,644,395
Band 25	8,722.933	13.21	115,230
Band 26	118,427.024	13.18	1,560,868
Band 27	34,967.490	13.03	455,626
Band 28	11,830.523	12.96	153,324
Band 29	293,295.858	12.94	3,795,248
Band 30	53,812.621	12.79	688,263
Band 31	65,076.215	12.72	827,769
Band 32	652.948	12.59	8,221
Band 33	201.769	12.49	2,520
Band 34	3,320.841	12.42	41,245
Band 38	13,967.817	12.06	168,452
Band 41	52,193.184	12.80	668,073
Band 42	12,168.735	12.70	154,543
Band 43	37,755.063	12.63	476,846
Band 44	8,261.604	12.46	102,940
Band 45	23,535.735	12.39	291,608
Band 46	588,535.034	12.96	7,627,414
Band 47	71,272.698	12.90	919,418
Band 50	855.381	11.98	10,247
Band 51	848.400	11.93	10,121
Band 52	471.924	12.05	5,687
Band 55	6,040.266	12.03	72,664
	16,047,254.286		$ 205,661,220

185

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Band 4	2,616.185	$ 12.39	$ 32,415
Band 6	25,298.088	12.32	311,672
Band 7	46,370.644	12.30	570,359
Band 8	23,973.210	12.25	293,672
Band 9	12,736.181	12.23	155,763
Band 10	96,693.411	12.21	1,180,627
Band 11	13,288.517	12.18	161,854
Band 12	452.335	12.16	5,500
Band 13	17,975.486	12.14	218,222
Band 14	55,333.054	12.09	668,977
Band 15	14,872.978	12.07	179,517
Band 16	11,625.528	12.02	139,739
Band 17	62,574.590	12.00	750,895
Band 19	3,767.859	11.93	44,951
Band 20	24,521.697	12.11	296,958
Band 21	3,809.698	12.05	45,907
Band 26	48,060.666	12.53	602,200
Band 27	15,969.241	12.39	197,859
Band 28	6,988.386	12.32	86,097
Band 29	107,627.603	12.30	1,323,820
Band 30	21,713.821	12.16	264,040
Band 31	8,614.281	12.09	104,147
Band 33	334.823	11.87	3,974
Band 34	508.677	11.81	6,007
Band 35	1,062.918	13.17	13,999
Band 36	710.685	13.10	9,310
Band 37	322.848	13.05	4,213
Band 38	5,798.378	13.08	75,843
Band 39	456.915	13.01	5,944
Band 40	1,243.921	12.96	16,121
Band 41	103.513	12.16	1,259
Band 42	1,299.876	12.07	15,690
Band 43	2,431.509	12.01	29,202
Band 46	54,624.502	11.54	630,367
Band 47	7,068.084	11.48	81,142
	700,850.108		$ 8,528,262

ING Evergreen Omega Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	24,037.389	$ 12.25	$ 294,458
Band 10	11,850.200	12.14	143,861
Band 12	5,514.188	12.09	66,667
Band 15	23,982.460	12.00	287,790
Band 17	10,635.384	11.94	126,986
Band 20	13,667.359	12.05	164,692
Band 46	18,901.821	11.48	216,993
	108,588.801		$ 1,301,447

186

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Currently payable annuity contracts	297.110	$ 17.22	$ 5,116
Contracts in accumulation period:
Band 1	18,357.639	12.84	235,712
Band 2	182,888.415	17.22	3,149,339
Band 3	19,148.254	16.78	321,308
Band 4	330,637.167	16.91	5,591,074
Band 5	464,151.706	16.85	7,820,956
Band 6	8,909,281.963	16.72	148,963,194
Band 7	7,733,885.770	16.66	128,846,537
Band 8	5,667,698.195	16.54	93,743,728
Band 9	1,307,367.856	16.48	21,545,422
Band 10	5,886,750.501	16.42	96,660,443
Band 11	5,914,407.636	16.36	96,759,709
Band 12	1,931,572.483	16.30	31,484,631
Band 13	5,746,779.108	16.24	93,327,693
Band 14	8,261,322.078	16.12	133,172,512
Band 15	1,314,411.553	16.06	21,109,450
Band 16	321,727.369	15.94	5,128,334
Band 17	4,157,764.254	15.88	66,025,296
Band 18	193,993.122	15.82	3,068,971
Band 19	393,393.452	15.71	6,180,211
Band 20	2,961,717.601	16.18	47,920,591
Band 21	500,348.646	16.00	8,005,578
Band 24	436.209	17.86	7,791
Band 25	124,191.285	17.35	2,154,719
Band 26	187,448.301	15.15	2,839,842
Band 27	73,706.605	15.03	1,107,810
Band 28	8,299.814	14.97	124,248
Band 29	218,934.965	14.95	3,273,078
Band 30	74,503.067	14.82	1,104,135
Band 31	62,176.505	14.76	917,725
Band 32	716.031	14.65	10,490
Band 34	736.637	14.51	10,689
Band 38	62,798.237	12.38	777,442
Band 41	57,028.471	14.83	845,732
Band 42	18,373.085	14.75	271,003
Band 43	96,124.227	14.69	1,412,065
Band 44	2,676.981	14.54	38,923
Band 45	4,478.720	14.48	64,852
Band 46	1,692,239.231	14.44	24,435,934
Band 47	229,272.525	14.37	3,294,646
Band 50	16,263.086	12.27	199,548
Band 51	4,010.097	12.21	48,963
Band 52	830.511	12.34	10,249
Band 53	1,500.112	12.29	18,436
Band 54	3,069.424	12.23	37,539
Band 55	6,946.718	12.32	85,584
	65,164,662.722		$ 1,062,157,248

187

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	464,848.281	$ 21.75	$ 10,110,450
Band 7	5,960.481	21.69	129,283
Band 10	352,491.307	21.46	7,564,463
Band 11	6,975.451	21.40	149,275
Band 12	96,371.790	21.34	2,056,574
Band 13	268.431	14.55	3,906
Band 14	97,073.019	16.67	1,618,207
Band 15	265,931.289	16.63	4,422,437
Band 17	137,097.687	16.54	2,267,596
Band 20	682,669.693	21.23	14,493,078
Band 46	296,583.831	14.37	4,261,910
	2,406,271.260		$ 47,077,179

188

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	5,679.957	$ 10.98	$ 62,366
Band 3	2,324.821	10.11	23,504
Band 4	55,810.049	10.91	608,888
Band 5	61,457.791	10.89	669,275
Band 6	2,143,005.601	10.86	23,273,041
Band 7	2,275,741.904	10.85	24,691,800
Band 8	217,784.462	10.82	2,356,428
Band 9	222,433.173	10.80	2,402,278
Band 10	1,177,872.319	10.79	12,709,242
Band 11	764,526.485	10.78	8,241,596
Band 12	492,247.865	10.76	5,296,587
Band 13	897,659.451	10.75	9,649,839
Band 14	2,399,512.021	10.72	25,722,769
Band 15	233,510.094	10.70	2,498,558
Band 16	58,373.261	10.67	622,843
Band 17	812,991.782	10.66	8,666,492
Band 18	38,395.095	10.64	408,524
Band 19	130,463.628	10.61	1,384,219
Band 20	1,494,229.007	10.73	16,033,077
Band 21	250,186.901	10.69	2,674,498
Band 25	20,748.790	10.19	211,430
Band 26	199,633.924	11.00	2,195,973
Band 27	100,958.357	10.91	1,101,456
Band 28	28,147.899	10.86	305,686
Band 29	214,553.127	10.85	2,327,901
Band 30	117,791.172	10.76	1,267,433
Band 31	156,027.382	10.72	1,672,614
Band 32	2,348.582	10.63	24,965
Band 33	3,555.480	10.57	37,581
Band 34	6,395.519	10.53	67,345
Band 35	89,841.771	10.21	917,284
Band 36	4,462.769	10.18	45,431
Band 37	1,436.805	10.15	14,584
Band 38	33,236.525	10.17	338,015
Band 39	5,866.136	10.14	59,483
Band 40	4,918.252	10.11	49,724
Band 41	3,849.375	10.76	41,419
Band 42	13,468.202	10.70	144,110
Band 43	24,048.427	10.66	256,356
Band 45	347.471	10.51	3,652
Band 46	124,085.861	10.63	1,319,033
Band 47	24,965.210	10.59	264,382
Band 50	11.941	11.18	134
Band 55	412.683	11.23	4,634
	14,915,317.327		$ 160,666,449

189

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Mid Cap Growth Portfolio - Service Class
Currently payable annuity contracts	865.958	$ 27.63	$ 23,926
Contracts in accumulation period:
Band 1	16,529.722	28.37	468,948
Band 2	240,233.143	27.63	6,637,642
Band 3	1,212.157	26.36	31,952
Band 4	98,067.694	26.72	2,620,369
Band 5	99,828.612	26.54	2,649,451
Band 6	2,192,302.311	26.15	57,328,705
Band 7	1,808,259.854	26.01	47,032,839
Band 8	1,527,853.565	25.67	39,220,001
Band 9	416,252.941	25.50	10,614,450
Band 10	772,673.669	25.32	19,564,097
Band 11	2,104,444.753	25.15	52,926,786
Band 12	528,009.231	24.99	13,194,951
Band 13	1,289,137.597	24.82	31,996,395
Band 14	2,014,451.526	24.49	49,333,918
Band 15	146,204.433	24.32	3,555,692
Band 16	32,181.315	24.00	772,352
Band 17	616,160.961	23.83	14,683,116
Band 18	20,073.615	23.67	475,142
Band 19	80,705.750	23.36	1,885,286
Band 20	592,635.203	24.65	14,608,458
Band 21	87,374.242	24.16	2,110,962
Band 22	497.310	26.72	13,288
Band 23	7,868.927	26.15	205,772
Band 24	52.662	29.53	1,555
Band 25	44,295.450	28.00	1,240,273
Band 26	9,001.159	11.91	107,204
Band 27	1,029.980	11.82	12,174
Band 28	633.862	11.77	7,461
Band 29	21,147.103	11.75	248,478
Band 30	3,061.764	11.66	35,700
Band 31	2,256.899	11.61	26,203
Band 32	763.766	11.52	8,799
Band 38	9,323.319	10.99	102,463
Band 41	475.220	11.66	5,541
Band 42	5,520.501	11.59	63,983
Band 43	2,496.355	11.55	28,833
Band 44	764.850	11.43	8,742
Band 45	3,875.175	11.39	44,138
Band 46	320,371.387	10.41	3,335,066
Band 47	40,149.199	10.36	415,946
	15,159,043.140		$ 377,647,057

190

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Mid Cap Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	255,576.266	$ 15.79	$ 4,035,549
Band 7	833.490	15.75	13,127
Band 8	716.778	15.66	11,225
Band 10	150,313.569	15.58	2,341,885
Band 11	633.469	15.53	9,838
Band 12	83,316.751	15.49	1,290,576
Band 14	60,763.079	11.09	673,863
Band 15	88,057.211	11.07	974,793
Band 17	85,850.915	11.01	945,219
Band 20	402,428.048	15.41	6,201,416
Band 46	137,429.754	10.36	1,423,772
	1,265,919.330		$ 17,921,263

ING Focus 5 Portfolio - Service Class
Contracts in accumulation period:
Band 4	79,047.890	$ 10.41	$ 822,889
Band 6	1,412,784.154	10.40	14,692,955
Band 7	195,220.747	10.40	2,030,296
Band 8	624,410.784	10.40	6,493,872
Band 9	7,682.142	10.39	79,817
Band 10	3,410,380.948	10.39	35,433,858
Band 11	12,115.287	10.39	125,878
Band 12	44,999.871	10.39	467,549
Band 13	688,897.269	10.39	7,157,643
Band 14	663,066.100	10.38	6,882,626
Band 15	377,604.420	10.38	3,919,534
Band 16	54,689.263	10.38	567,675
Band 17	1,263,273.701	10.37	13,100,148
Band 18	1,372.593	10.37	14,234
Band 19	8,188.611	10.37	84,916
Band 20	44,307.998	10.38	459,917
Band 21	29,163.195	10.38	302,714
Band 38	138,095.183	10.42	1,438,952
Band 46	423,732.906	10.37	4,394,110
Band 47	77,433.199	10.36	802,208
Band 50	1,187.638	10.39	12,340
Band 51	3,477.129	10.38	36,093
Band 52	14,869.619	10.40	154,644
Band 55	6,977.015	10.40	72,561
	9,582,977.662		$ 99,547,429

191

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 2	22,145.289	$ 11.13	$ 246,477
Band 3	399.536	11.07	4,423
Band 4	240,036.324	11.09	2,662,003
Band 5	71,089.957	11.08	787,677
Band 6	3,440,430.320	11.06	38,051,159
Band 7	1,739,830.516	11.05	19,225,127
Band 8	2,111,386.041	11.03	23,288,588
Band 9	739,397.947	11.02	8,148,165
Band 10	5,223,390.969	11.01	57,509,535
Band 11	1,262,187.195	11.00	13,884,059
Band 12	270,225.888	10.99	2,969,783
Band 13	2,094,650.797	10.98	22,999,266
Band 14	3,220,954.397	10.96	35,301,660
Band 15	1,629,600.864	10.96	17,860,425
Band 16	317,202.226	10.94	3,470,192
Band 17	2,999,604.506	10.93	32,785,677
Band 18	16,154.101	10.92	176,403
Band 19	148,077.233	10.90	1,614,042
Band 20	780,229.070	10.97	8,559,113
Band 21	396,949.339	10.95	4,346,595
Band 26	335,394.643	11.14	3,736,296
Band 27	68,698.846	11.09	761,870
Band 28	48,877.314	11.06	540,583
Band 29	641,840.337	11.05	7,092,336
Band 30	224,941.993	10.99	2,472,113
Band 31	106,850.822	10.96	1,171,085
Band 32	9,222.911	10.91	100,622
Band 33	2,349.712	10.87	25,541
Band 34	90.394	10.84	980
Band 38	263,422.576	11.20	2,950,333
Band 41	58,851.442	10.99	646,777
Band 42	9,941.910	10.96	108,963
Band 43	183,951.943	10.93	2,010,595
Band 44	6,064.594	10.86	65,861
Band 45	85,789.393	10.83	929,099
Band 46	2,010,836.626	10.91	21,938,228
Band 47	304,953.757	10.88	3,317,897
Band 50	1,096.194	11.07	12,135
Band 51	11,199.867	11.02	123,423
Band 52	442.886	11.13	4,929
Band 53	469.205	11.09	5,203
Band 54	259.239	11.04	2,862
Band 55	17,787.659	11.11	197,621

	31,117,276.778		$ 342,105,721

192

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Franklin Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	93,155.593	$ 11.04	$ 1,028,438
Band 10	188,787.028	10.99	2,074,769
Band 12	35,484.175	10.97	389,261
Band 14	29,567.470	10.94	323,468
Band 15	49,538.083	10.93	541,451
Band 17	85,411.845	10.91	931,843
Band 20	175,507.869	10.95	1,921,811
Band 46	166,114.986	10.89	1,808,992
	823,567.049		$ 9,020,033

193

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 2	19,628.212	$ 11.92	$ 233,968
Band 3	851.677	11.89	10,126
Band 4	151,724.628	11.90	1,805,523
Band 5	29,733.308	11.90	353,826
Band 6	2,191,898.918	11.89	26,061,678
Band 7	738,660.863	11.88	8,775,291
Band 8	1,229,968.414	11.87	14,599,725
Band 9	338,483.270	11.87	4,017,796
Band 10	3,512,367.522	11.87	41,691,802
Band 11	443,087.373	11.86	5,255,016
Band 12	145,499.374	11.86	1,725,623
Band 13	1,167,085.612	11.85	13,829,965
Band 14	1,584,358.257	11.85	18,774,645
Band 15	969,861.981	11.84	11,483,166
Band 16	146,037.096	11.83	1,727,619
Band 17	1,062,143.681	11.83	12,565,160
Band 18	4,174.524	11.83	49,385
Band 19	38,202.382	11.82	451,552
Band 20	379,401.448	11.85	4,495,907
Band 21	223,237.734	11.84	2,643,135
Band 26	168,064.502	11.92	2,003,329
Band 27	23,533.052	11.90	280,043
Band 28	24,071.453	11.89	286,210
Band 29	282,945.900	11.88	3,361,397
Band 30	65,138.879	11.86	772,547
Band 31	70,038.889	11.85	829,961
Band 32	741.389	11.82	8,763
Band 33	3,854.605	11.81	45,523
Band 34	332.450	11.79	3,920
Band 38	246,291.721	11.92	2,935,797
Band 41	18,253.663	11.86	216,488
Band 42	11,674.209	11.84	138,223
Band 43	67,823.281	11.83	802,349
Band 44	12,527.562	11.80	147,825
Band 45	41,527.497	11.79	489,609
Band 46	1,251,632.787	11.82	14,794,300
Band 47	139,255.832	11.81	1,644,611
Band 50	1,988.925	11.85	23,569
Band 51	3,769.909	11.83	44,598
Band 52	414.924	11.88	4,929
Band 54	193.966	11.84	2,297
Band 55	9,617.104	11.87	114,155
	16,820,098.773		$ 199,501,351

194

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Franklin Templeton Founding Strategy Portfolio -
Service Class
Contracts in accumulation period:
Band 2	286.974	$ 9.63	$ 2,764
Band 4	715,454.198	9.62	6,882,669
Band 5	65,101.248	9.61	625,623
Band 6	7,707,311.018	9.61	74,067,259
Band 7	630,620.125	9.60	6,053,953
Band 8	3,664,178.474	9.60	35,176,113
Band 9	288,899.923	9.59	2,770,550
Band 10	14,012,615.550	9.59	134,380,983
Band 11	206,683.635	9.59	1,982,096
Band 12	162,775.021	9.58	1,559,385
Band 13	3,338,383.680	9.58	31,981,716
Band 14	5,635,103.382	9.57	53,927,939
Band 15	3,084,069.776	9.57	29,514,548
Band 16	1,133,381.977	9.56	10,835,132
Band 17	3,476,457.823	9.56	33,234,937
Band 18	375.827	9.56	3,593
Band 19	61,986.483	9.55	591,971
Band 20	309,667.214	9.58	2,966,612
Band 21	354,590.252	9.57	3,393,429
Band 26	62,481.712	9.64	602,324
Band 27	23,385.387	9.62	224,967
Band 28	1,719.642	9.61	16,526
Band 29	64,468.823	9.60	618,901
Band 30	118,026.947	9.58	1,130,698
Band 31	33,974.376	9.57	325,135
Band 32	21,238.324	9.55	202,826
Band 34	5,070.961	9.53	48,326
Band 38	3,804,095.133	9.63	36,633,436
Band 41	29,186.765	9.58	279,609
Band 42	218.601	9.57	2,092
Band 43	94,701.083	9.56	905,342
Band 44	3,403.002	9.54	32,465
Band 45	4,388.491	9.53	41,822
Band 46	4,152,264.257	9.55	39,654,124
Band 47	596,214.213	9.54	5,687,884
Band 50	118,674.445	9.58	1,136,901
Band 51	18,665.043	9.56	178,438
Band 52	11,728.035	9.60	112,589
Band 53	11,783.604	9.59	113,005
Band 54	5,126.877	9.57	49,064
Band 55	278,593.221	9.60	2,674,495
	54,307,351.522		$ 520,622,241

195

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 2	669.001	$ 12.54	$ 8,389
Band 3	965.993	12.46	12,036
Band 4	107,813.051	12.48	1,345,507
Band 5	35,330.317	12.47	440,569
Band 6	1,270,230.349	12.45	15,814,368
Band 7	734,011.174	12.44	9,131,099
Band 8	1,111,927.754	12.42	13,810,143
Band 9	96,255.823	12.41	1,194,535
Band 10	2,153,513.945	12.40	26,703,573
Band 11	338,634.207	12.39	4,195,678
Band 12	81,622.793	12.38	1,010,490
Band 13	807,123.536	12.37	9,984,118
Band 14	1,134,336.957	12.35	14,009,061
Band 15	604,316.414	12.34	7,457,265
Band 16	99,779.042	12.32	1,229,278
Band 17	1,326,783.217	12.30	16,319,434
Band 18	3,296.806	12.29	40,518
Band 19	74,866.485	12.27	918,612
Band 20	295,272.804	12.36	3,649,572
Band 21	82,833.534	12.33	1,021,337
Band 26	44,958.782	12.55	564,233
Band 27	10,346.918	12.48	129,130
Band 28	4,019.758	12.45	50,046
Band 29	106,325.548	12.44	1,322,690
Band 30	24,008.682	12.38	297,227
Band 31	13,622.113	12.35	168,233
Band 32	69.026	12.29	848
Band 38	86,260.981	11.88	1,024,780
Band 41	53,399.977	12.38	661,092
Band 42	5,586.379	12.34	68,936
Band 43	52,425.396	12.31	645,357
Band 44	546.545	12.23	6,684
Band 45	10,814.283	12.20	131,934
Band 46	867,793.283	12.28	10,656,502
Band 47	85,848.024	12.25	1,051,638
Band 50	2,373.732	11.79	27,986
Band 51	2,754.289	11.74	32,335
Band 52	2,198.996	11.85	26,058
Band 53	1,853.805	11.81	21,893
Band 54	3,288.883	11.75	38,644
Band 55	15,919.568	11.84	188,488
	11,753,998.170		$ 145,410,316

196

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	38,325.267	$ 12.42	$ 476,000
Band 8	1,016.670	12.39	12,597
Band 10	49,057.574	12.36	606,352
Band 11	2,723.488	12.35	33,635
Band 12	2,668.393	12.34	32,928
Band 13	1,736.005	12.33	21,405
Band 14	29,801.914	12.31	366,862
Band 15	18,243.320	12.30	224,393
Band 17	9,077.338	12.27	111,379
Band 20	34,112.562	12.32	420,267
Band 46	35,135.642	12.25	430,412
	221,898.173		$ 2,736,230

197

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Resources Portfolio - Service Class
Currently payable annuity contracts	667.598	$ 50.97	$ 34,027
Contracts in accumulation period:
Band 1	10,163.953	52.95	538,181
Band 2	99,347,707	50.97	5,063,753
Band 3	11,031.316	47.66	525,753
Band 4	65,345.579	48.66	3,179,716
Band 5	55,066.925	48.14	2,650,922
Band 6	2,063,889.993	47.29	97,601,358
Band 7	1,693,349.085	46.77	79,197,937
Band 8	1,716,584.233	45.95	78,877,046
Band 9	175,075.412	45.44	7,955,427
Band 10	2,276,793.132	45.01	102,478,459
Band 11	928,031.563	44.58	41,371,647
Band 12	316,831.188	44.15	13,988,097
Band 13	1,449,551.735	43.73	63,388,897
Band 14	2,437,495.441	42.89	104,544,179
Band 15	878,651.843	42.48	37,325,130
Band 16	159,699.051	41.67	6,654,659
Band 17	1,971,707.077	41.27	81,372,351
Band 18	38,971.401	40.87	1,592,761
Band 19	101,513.119	40.09	4,069,661
Band 20	678,531.949	43.31	29,387,219
Band 21	111,002.907	42.07	4,669,892
Band 25	64,124.884	51.96	3,331,929
Band 26	96,377.569	21.31	2,053,806
Band 27	25,884.763	21.14	547,204
Band 28	19,985.544	21.05	420,696
Band 29	369,818.183	21.02	7,773,578
Band 30	74,303.414	20.85	1,549,226
Band 31	43,463.981	20.76	902,312
Band 32	2,045.861	20.60	42,145
Band 33	124.168	20.48	2,543
Band 34	868.470	20.40	17,717
Band 38	86,894.551	15.19	1,319,928
Band 41	53,109.082	20.85	1,107,324
Band 42	13,996.033	20.74	290,278
Band 43	83,272.662	20.65	1,719,580
Band 44	395.476	20.45	8,087
Band 45	22,097.128	20.37	450,118
Band 46	1,521,335.135	21.61	32,876,052
Band 47	303,654.064	21.51	6,531,599
Band 50	13,944.765	15.03	209,590
Band 51	7,809.562	14.96	116,831
Band 52	5,187.983	15.11	78,390
Band 53	942.618	15.05	14,186
Band 54	7,928.716	14.98	118,772
Band 55	12,631.380	15.09	190,608
	20,069,498.199		$ 828,139,571

198

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Resources Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	303,919.914	$ 32.84	$ 9,980,730
Band 7	792.592	32.75	25,957
Band 10	179,667.765	32.40	5,821,236
Band 11	2,710.715	32.32	87,610
Band 12	46,980.624	32.23	1,514,186
Band 13	1,137.802	21.79	24,793
Band 14	75,762.994	22.12	1,675,877
Band 15	174,725.141	22.07	3,856,184
Band 17	87,965.381	21.95	1,930,840
Band 20	393,708.403	32.06	12,622,291
Band 46	168,841.850	21.52	3,633,477
	1,436,213.181		$ 41,173,181

199

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Technology Portfolio - Service Class
Contracts in accumulation period:
Band 2	14,985.032	$ 8.54	$ 127,972
Band 4	72,063.524	8.40	605,334
Band 5	23,943.114	8.37	200,404
Band 6	1,723,582.050	8.32	14,340,203
Band 7	1,535,170.853	8.29	12,726,566
Band 8	943,568.753	8.23	7,765,571
Band 9	129,200.166	8.20	1,059,441
Band 10	1,900,162.142	8.18	15,543,326
Band 11	749,506.829	8.15	6,108,481
Band 12	318,940.897	8.12	2,589,800
Band 13	1,578,371.357	8.09	12,769,024
Band 14	2,256,524.114	8.04	18,142,454
Band 15	632,937.194	8.01	5,069,827
Band 16	152,170.753	7.96	1,211,279
Band 17	1,413,657.634	7.93	11,210,305
Band 18	83,485.858	7.90	659,538
Band 19	161,093.224	7.85	1,264,582
Band 20	610,746.478	8.07	4,928,724
Band 21	169,342.554	7.98	1,351,354
Band 25	15,233.377	8.60	131,007
Band 26	13,360.803	13.47	179,970
Band 27	1,953.259	13.36	26,096
Band 28	1,254.211	13.30	16,681
Band 29	180,007.059	13.29	2,392,294
Band 30	10,031.449	13.18	132,214
Band 31	4,026.460	13.12	52,827
Band 38	38,954.971	12.15	473,303
Band 41	25,711.969	13.18	338,884
Band 42	2,030.245	13.11	26,617
Band 43	12,395.205	13.05	161,757
Band 45	17,765.306	12.87	228,639
Band 46	522,005.781	11.65	6,081,367
Band 47	137,912.570	11.59	1,598,407
Band 50	313.878	12.13	3,807
Band 51	1,412.131	12.07	17,044
Band 52	1,634.792	12.19	19,928
Band 53	214.135	12.15	2,602
Band 55	1,218.433	12.18	14,841
	15,456,888.560		$ 129,572,470

200

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Technology Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	106,887.676	$ 18.50	$ 1,977,422
Band 10	61,079.861	18.25	1,114,707
Band 11	345.813	18.20	6,294
Band 12	20,908.565	18.15	379,490
Band 14	8,576.781	12.84	110,126
Band 15	63,335.807	12.81	811,332
Band 17	16,095.357	12.74	205,055
Band 20	126,035.079	18.06	2,276,194
Band 46	35,883.903	11.60	416,253
	439,148.842		$ 7,296,873

ING International Growth Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	5,627.633	$ 16.91	$ 95,163
Band 3	1,261.704	16.22	20,465
Band 4	7,497.140	16.42	123,103
Band 5	46,472.037	16.32	758,424
Band 6	1,563,388.435	16.01	25,029,849
Band 7	1,180,884.250	16.03	18,929,575
Band 8	737,699.691	15.84	11,685,163
Band 9	288,258.510	15.75	4,540,072
Band 10	322,016.363	15.65	5,039,556
Band 11	1,900,961.883	15.56	29,578,967
Band 12	220,094.184	15.47	3,404,857
Band 13	800,773.101	15.38	12,315,890
Band 14	1,185,389.485	15.19	18,006,066
Band 15	22,034.337	15.10	332,718
Band 16	16,068.596	14.92	239,743
Band 17	271,480.775	14.83	4,026,060
Band 18	23,789.231	14.74	350,653
Band 19	39,023.479	14.57	568,572
Band 20	355,952.094	15.28	5,438,948
Band 21	72,993.859	15.01	1,095,638
Band 25	21,730.567	17.11	371,810
Band 46	22,524.021	15.40	346,870
Band 47	6,766.792	15.33	103,735
	9,112,688.167		$ 142,401,897

201

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING International Growth Opportunities Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	98,140.766	$ 21.76	$ 2,135,543
Band 8	580.117	21.58	12,519
Band 10	53,685.524	21.47	1,152,628
Band 12	89,360.553	21.35	1,907,848
Band 14	13,351.165	17.04	227,504
Band 15	7,560.005	17.01	128,596
Band 17	33,396.459	16.91	564,734
Band 20	211,000.550	21.24	4,481,652
Band 46	13,872.384	15.33	212,664
	520,947.523		$ 10,823,688

202

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 2	29,339.286	$ 17.67	$ 518,425
Band 3	3,434.526	17.22	59,143
Band 4	153,250.290	17.35	2,658,893
Band 5	316,278.135	17.28	5,465,286
Band 6	5,272,666.798	17.16	90,478,962
Band 7	5,272,576.873	17.10	90,161,065
Band 8	3,126,657.115	16.97	53,059,371
Band 9	662,854.325	16.91	11,208,867
Band 10	5,642,272.399	16.85	95,072,290
Band 11	2,737,682.800	16.78	45,938,317
Band 12	1,262,148.605	16.72	21,103,125
Band 13	4,291,190.748	16.66	71,491,238
Band 14	6,992,348.524	16.54	115,653,445
Band 15	1,338,902.234	16.48	22,065,109
Band 16	381,898.834	16.36	6,247,865
Band 17	3,690,992.594	16.29	60,126,269
Band 18	139,208.559	16.23	2,259,355
Band 19	385,067.336	16.11	6,203,435
Band 20	1,934,522.241	16.60	32,113,069
Band 21	351,417.283	16.42	5,770,272
Band 25	58,488.904	17.80	1,041,102
Band 26	99,302.942	19.24	1,910,589
Band 27	61,494.957	19.03	1,170,249
Band 28	12,732.911	18.92	240,907
Band 29	234,885.768	18.89	4,436,992
Band 30	63,575.058	18.68	1,187,582
Band 31	63,929.640	18.57	1,187,173
Band 34	589.231	18.14	10,689
Band 38	140,768.317	14.43	2,031,287
Band 41	18,707.171	18.68	349,450
Band 42	13,224.299	18.54	245,179
Band 43	107,097.950	18.44	1,974,886
Band 44	1,329.189	18.20	24,191
Band 45	19,017.903	17.85	339,470
Band 46	1,520,429.375	16.49	25,071,880
Band 47	320,899.118	16.41	5,265,955
Band 50	26,797.826	14.23	381,333
Band 51	4,135.851	14.17	58,605
Band 52	2,546.929	14.31	36,447
Band 54	489.626	14.19	6,948
Band 55	6,384.027	14.29	91,228
	46,761,536.497		$ 784,715,943

203

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Janus Contrarian Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	226,996.950	$ 27.00	$ 6,128,918
Band 7	1,645.500	26.93	44,313
Band 10	245,964.436	26.64	6,552,493
Band 11	2,036.890	26.57	54,120
Band 12	99,107.687	26.50	2,626,354
Band 13	5,202.601	16.62	86,467
Band 14	77,763.849	18.32	1,424,634
Band 15	238,372.335	18.28	4,357,446
Band 17	119,470.990	18.18	2,171,983
Band 20	442,029.283	26.36	11,651,892
Band 46	263,020.738	16.42	4,318,801
	1,721,611.259		$ 39,417,421

ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Band 6	283,506.555	$ 39.30	$ 11,141,808
Band 7	7,169.493	39.19	280,972
Band 8	279.330	38.98	10,888
Band 10	188,114.964	38.77	7,293,217
Band 11	5,734.646	38.67	221,759
Band 12	43,313.122	38.57	1,670,587
Band 13	7,629.770	25.43	194,025
Band 14	81,824.599	26.49	2,167,534
Band 15	260,596.055	26.43	6,887,554
Band 17	64,376.659	26.28	1,691,819
Band 20	303,508.180	38.36	11,642,574
Band 46	183,745.537	25.11	4,613,850
	1,429,798.910		$ 47,816,587

204

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Currently payable annuity contracts	578.253	$ 26.46	$ 15,303
Contracts in accumulation period:
Band 1	7,751.025	27.00	209,278
Band 2	179,551.994	26.46	4,750,946
Band 3	12,911.560	25.55	329,890
Band 4	204,971.115	25.82	5,292,354
Band 5	155,298.961	25.69	3,989,630
Band 6	4,448,144.107	25.43	113,116,305
Band 7	3,353,331.696	25.31	84,872,825
Band 8	3,247,568.794	25.05	81,351,598
Band 9	448,152.077	24.93	11,172,431
Band 10	3,807,283.760	24.80	94,420,637
Band 11	1,692,940.432	24.68	41,781,770
Band 12	501,622.278	24.56	12,319,843
Band 13	2,898,043.782	24.43	70,799,210
Band 14	4,099,712.079	24.19	99,172,035
Band 15	1,761,542.266	24.07	42,400,322
Band 16	304,350.019	23.83	7,252,661
Band 17	3,562,995.630	23.71	84,478,626
Band 18	57,010.663	23.59	1,344,882
Band 19	244,587.110	23.35	5,711,109
Band 20	1,257,355.026	24.31	30,566,301
Band 21	151,276.492	23.95	3,623,072
Band 25	32,359.456	26.73	864,968
Band 26	135,439.139	25.41	3,441,509
Band 27	19,012.694	25.20	479,120
Band 28	33,485.429	25.10	840,484
Band 29	306,048.898	25.06	7,669,585
Band 30	79,600.834	24.86	1,978,877
Band 31	50,695.129	24.75	1,254,704
Band 32	1,158.423	24.56	28,451
Band 33	123.193	24.42	3,008
Band 34	1,419.438	24.32	34,521
Band 38	111,164.211	18.22	2,025,412
Band 41	76,881.453	24.86	1,911,273
Band 42	9,449.228	24.73	233,679
Band 43	101,163.219	24.62	2,490,638
Band 44	861.045	24.38	20,992
Band 45	16,513.936	24.28	400,958
Band 46	1,493,563.748	25.23	37,682,613
Band 47	262,409.089	25.12	6,591,716
Band 50	18,432.550	18.10	333,629
Band 51	2,799.218	18.01	50,414
Band 52	374.361	18.19	6,810
Band 53	2,659.687	18.12	48,194
Band 54	3,440.509	18.04	62,067
Band 55	1,260.509	18.17	22,903
	35,157,294.625		$ 867,447,553

205

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 1	668.551	$ 15.20	$ 10,162
Band 2	5,969.064	15.03	89,715
Band 3	2,812.724	14.73	41,431
Band 4	99,453.640	14.82	1,473,903
Band 5	41,320.760	14.77	610,308
Band 6	1,945,337.233	14.69	28,577,004
Band 7	1,611,100.522	14.65	23,602,623
Band 8	903,331.614	14.56	13,152,508
Band 9	243,395.209	14.52	3,534,098
Band 10	2,356,998.631	14.48	34,129,340
Band 11	508,207.199	14.44	7,338,512
Band 12	234,078.615	14.40	3,370,732
Band 13	1,367,669.267	14.36	19,639,731
Band 14	1,837,315.528	14.27	26,218,493
Band 15	810,007.398	14.23	11,526,405
Band 16	106,543.668	14.15	1,507,593
Band 17	1,346,685.558	14.11	19,001,733
Band 18	25,835.504	14.07	363,506
Band 19	113,397.342	13.99	1,586,429
Band 20	643,923.233	14.31	9,214,541
Band 21	152,836.710	14.19	2,168,753
Band 25	38,717.370	15.12	585,407
Band 26	113,965.768	15.07	1,717,464
Band 27	38,065.298	14.82	564,128
Band 28	11,325.097	14.69	166,366
Band 29	149,474.580	14.65	2,189,803
Band 30	50,963.979	14.40	733,881
Band 31	67,737.406	14.27	966,613
Band 32	230.799	14.03	3,238
Band 33	1,589.138	13.87	22,041
Band 34	894.762	13.75	12,303
Band 38	67,019.928	10.89	729,847
Band 41	32,022.034	15.37	492,179
Band 42	31,860.623	15.24	485,556
Band 43	120,218.005	15.14	1,820,101
Band 44	17,795.518	13.10	233,121
Band 45	7,753.824	12.85	99,637
Band 46	1,456,999.835	11.38	16,580,658
Band 47	152,983.600	11.32	1,731,774
Band 51	6,340.584	10.76	68,225
Band 54	921.705	10.77	9,927
Band 55	3,924.258	10.85	42,578
	16,727,692.081		$ 236,412,367

206

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	592,340.056	$ 17.62	$ 10,437,032
Band 7	933.185	17.57	16,396
Band 10	465,685.038	17.38	8,093,606
Band 11	21,057.547	17.33	364,927
Band 12	138,199.003	17.29	2,389,461
Band 13	5,492.483	11.46	62,944
Band 14	130,466.927	13.35	1,741,733
Band 15	382,367.418	13.32	5,093,134
Band 17	258,145.502	13.24	3,417,846
Band 20	860,300.063	17.20	14,797,161
Band 46	402,297.295	11.31	4,549,982
	3,257,284.517		$ 50,964,222

207

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Band 2	748.876	$ 12.40	$ 9,286
Band 4	96,624.803	12.32	1,190,418
Band 5	1,115.400	12.30	13,719
Band 6	181,685.395	12.27	2,229,280
Band 7	134,237.687	12.25	1,644,412
Band 8	124,868.044	12.22	1,525,887
Band 9	223,270.310	12.20	2,723,898
Band 10	218,600.489	12.19	2,664,740
Band 11	43,599.131	12.17	530,601
Band 12	2,532.279	12.15	30,767
Band 13	136,514.489	12.14	1,657,286
Band 14	145,633.167	12.11	1,763,618
Band 15	221,742.293	12.09	2,680,864
Band 16	4,363.495	12.06	52,624
Band 17	128,682.009	12.04	1,549,331
Band 18	201.725	12.02	2,425
Band 19	12,894.291	11.99	154,603
Band 20	27,830.515	12.12	337,306
Band 21	75,345.024	12.07	909,414
Band 26	269,279.180	12.42	3,344,447
Band 27	156,707.697	12.32	1,930,639
Band 28	42,279.698	12.27	518,772
Band 29	396,135.355	12.25	4,852,658
Band 30	328,219.053	12.15	3,987,861
Band 31	158,013.615	12.10	1,911,965
Band 32	4,086.972	12.01	49,085
Band 33	3,675.482	11.94	43,885
Band 34	6,631.685	11.90	78,917
Band 41	32,895.920	12.16	400,014
Band 42	10,077.567	12.09	121,838
Band 43	72,696.453	12.04	875,265
Band 44	2,260.951	11.92	26,951
Band 45	9,626.344	11.88	114,361
Band 46	105,034.036	12.01	1,261,459
Band 47	19,509.344	11.96	233,332
Band 51	4,592.051	11.27	51,752
	3,402,210.825		$ 41,473,680

208

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	28,869.243	$ 12.23	$ 353,071
Band 10	35,746.195	12.15	434,316
Band 12	1,652.097	12.12	20,023
Band 14	10,613.820	12.07	128,109
Band 15	29,262.393	12.05	352,612
Band 17	966.072	12.00	11,593
Band 20	18,536.759	12.08	223,924
Band 46	12,555.925	11.97	150,294
	138,202.504		$ 1,673,942

209

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,083.156	$ 21.30	$ 23,071
Band 2	40,185.107	21.06	846,298
Band 4	216,172.978	20.76	4,487,751
Band 5	112,237.865	20.70	2,323,324
Band 6	5,689,657.207	20.58	117,093,145
Band 7	3,167,587.987	20.52	64,998,905
Band 8	3,080,974.406	20.41	62,882,688
Band 9	476,481.965	20.35	9,696,408
Band 10	7,545,354.482	20.29	153,095,242
Band 11	1,469,233.840	20.23	29,722,601
Band 12	550,366.289	20.17	11,100,888
Band 13	3,196,050.527	20.11	64,272,576
Band 14	5,697,683.738	20.00	113,953,675
Band 15	2,195,699.355	19.94	43,782,245
Band 16	344,294.298	19.83	6,827,356
Band 17	4,055,520.842	19.77	80,177,647
Band 18	99,565.634	19.71	1,962,439
Band 19	294,411.628	19.60	5,770,468
Band 20	1,710,600.485	20.06	34,314,646
Band 21	354,416.395	19.88	7,045,798
Band 25	72,977.106	21.18	1,545,655
Band 26	359,311.497	21.12	7,588,659
Band 27	79,175.138	20.76	1,643,676
Band 28	63,529.006	20.58	1,307,427
Band 29	674,541.644	20.52	13,841,595
Band 30	100,240.295	20.17	2,021,847
Band 31	77,443.539	20.00	1,548,871
Band 32	2,527.508	19.66	49,691
Band 33	705.800	19.44	13,721
Band 34	5,120.564	19.27	98,673
Band 38	260,613.287	14.07	3,666,829
Band 41	68,904.638	22.32	1,537,952
Band 42	19,314.106	22.12	427,228
Band 43	150,443.634	21.98	3,306,751
Band 44	10,244.554	18.67	191,266
Band 45	25,213.907	18.35	462,675
Band 46	2,680,925.711	17.01	45,602,546
Band 47	479,202.830	16.93	8,112,904
Band 50	37,202.675	13.95	518,977
Band 51	12,066.719	13.89	167,607
Band 52	5,139.148	14.03	72,102
Band 53	2,317.185	13.97	32,371
Band 54	11,348.070	13.91	157,852
Band 55	13,359.113	14.01	187,161

	45,509,445.858		$ 908,481,207

210

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	617,994.933	$ 24.21	$ 14,961,657
Band 7	13,264.555	24.15	320,339
Band 10	566,702.004	23.89	13,538,511
Band 11	8,961.002	23.82	213,451
Band 12	102,404.480	23.76	2,433,130
Band 13	5,864.340	17.13	100,456
Band 14	137,492.334	18.73	2,575,231
Band 15	478,190.272	18.69	8,937,376
Band 17	186,014.980	18.58	3,456,158
Band 20	776,064.273	23.63	18,338,399
Band 46	554,353.036	16.92	9,379,653
	3,447,306.209		$ 74,254,361

211

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Band 2	14,269.766	$ 10.02	$ 142,983
Band 4	204,064.352	9.84	2,007,993
Band 5	240,274.785	9.80	2,354,693
Band 6	3,950,267.443	9.73	38,436,102
Band 7	3,749,268.879	9.69	36,330,415
Band 8	2,131,794.614	9.62	20,507,864
Band 9	665,654.532	9.59	6,383,627
Band 10	4,493,327.581	9.55	42,911,278
Band 11	1,521,767.179	9.52	14,487,224
Band 12	1,184,397.956	9.48	11,228,093
Band 13	3,557,193.031	9.45	33,615,474
Band 14	4,332,098.923	9.38	40,635,088
Band 15	1,585,841.474	9.34	14,811,759
Band 16	238,287.727	9.27	2,208,927
Band 17	3,196,569.123	9.24	29,536,299
Band 18	86,717.222	9.20	797,798
Band 19	223,650.416	9.14	2,044,165
Band 20	1,915,349.111	9.41	18,023,435
Band 21	422,445.506	9.31	3,932,968
Band 25	39,687.764	10.09	400,450
Band 26	387,497.507	10.05	3,894,350
Band 27	79,428.286	9.83	780,780
Band 28	50,273.608	9.73	489,162
Band 29	347,853.609	9.69	3,370,701
Band 30	106,873.542	9.48	1,013,161
Band 31	78,577.382	9.37	736,270
Band 32	3,844.831	9.18	35,296
Band 33	1,305.764	9.04	11,804
Band 34	3,108.758	8.94	27,792
Band 35	26,022.699	11.40	296,659
Band 36	8,072.009	11.33	91,456
Band 37	3,881.677	9.94	38,584
Band 38	39,642.559	11.32	448,754
Band 40	1,514.031	11.21	16,972
Band 41	81,340.722	12.18	990,730
Band 42	30,860.704	12.07	372,489
Band 43	105,912.080	11.99	1,269,886
Band 44	4,507.509	11.04	49,763
Band 45	24,216.011	10.91	264,197
Band 46	1,549,485.771	10.21	15,820,250
Band 47	182,110.493	10.17	1,852,064
Band 50	80.008	10.49	839
Band 51	2,530.284	10.44	26,416
Band 52	461.715	10.55	4,871
Band 54	4,051.367	10.46	42,377
	36,876,380.310		$ 352,742,258

212

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	401,115.805	$ 13.31	$ 5,338,851
Band 7	16,064.783	13.27	213,180
Band 10	352,930.739	13.13	4,633,981
Band 11	1,644.206	13.09	21,523
Band 12	108,395.351	13.06	1,415,643
Band 14	82,332.617	11.13	916,362
Band 15	257,420.976	11.11	2,859,947
Band 17	138,310.125	11.05	1,528,327
Band 20	414,828.440	12.99	5,388,621
Band 46	304,888.023	10.17	3,100,711
	2,077,931.065		$ 25,417,146

213

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Aggressive Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	822.676	$ 14.40	$ 11,847
Band 4	340,177.508	14.27	4,854,333
Band 5	41,940.946	14.25	597,658
Band 6	12,260,729.160	14.19	173,979,747
Band 7	4,513,809.385	14.17	63,960,679
Band 8	11,009,777.910	14.11	155,347,966
Band 9	1,029,388.537	14.09	14,504,084
Band 10	12,114,612.400	14.06	170,331,450
Band 11	2,622,305.961	14.03	36,790,953
Band 12	306,021.996	14.01	4,287,368
Band 13	7,233,935.465	13.98	101,130,418
Band 14	7,825,322.930	13.93	109,006,748
Band 15	7,665,131.529	13.90	106,545,328
Band 16	627,456.630	13.85	8,690,274
Band 17	14,410,487.870	13.83	199,297,047
Band 18	20,572.725	13.80	283,904
Band 19	837,978.148	13.75	11,522,200
Band 20	2,990,049.130	13.96	41,741,086
Band 21	605,101.650	13.88	8,398,811
Band 26	233,874.938	14.43	3,374,815
Band 27	60,884.519	14.27	868,822
Band 28	23,428.898	14.19	332,456
Band 29	159,669.278	14.16	2,260,917
Band 30	103,823.472	14.01	1,454,567
Band 31	122,962.005	13.93	1,712,861
Band 32	991.398	13.78	13,661
Band 38	132,937.242	11.73	1,559,354
Band 41	65,298.079	14.01	914,826
Band 42	4,784.673	13.91	66,555
Band 43	566,556.447	13.83	7,835,476
Band 44	3,002.158	13.65	40,979
Band 45	68,457.805	13.57	928,972
Band 46	6,272,629.203	12.64	79,286,033
Band 47	994,684.523	12.58	12,513,131
Band 50	79,282.410	11.64	922,847
Band 51	3,321.819	11.58	38,467
Band 55	60,347.670	11.68	704,861
	95,412,559.093		$ 1,326,111,501

214

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Aggressive Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	56,381.122	$ 14.32	$ 807,378
Band 10	59,889.249	14.23	852,224
Band 12	9,232.643	14.19	131,011
Band 14	2,263.008	14.13	31,976
Band 15	28,303.547	14.11	399,363
Band 20	138,723.176	14.15	1,962,933
Band 46	10,253.418	14.02	143,753
	305,046.163		$ 4,328,638

215

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	37,475.325	$ 13.89	$ 520,532
Band 4	1,999,547.778	13.76	27,513,777
Band 5	123,388.679	13.74	1,695,360
Band 6	40,143,828.780	13.69	549,569,016
Band 7	8,575,602.214	13.66	117,142,726
Band 8	26,421,956.380	13.61	359,602,826
Band 9	3,905,169.104	13.58	53,032,196
Band 10	50,419,540.040	13.56	683,688,963
Band 11	3,774,337.503	13.53	51,066,786
Band 12	1,113,289.324	13.51	15,040,539
Band 13	19,424,867.040	13.48	261,847,208
Band 14	28,318,924.070	13.43	380,323,150
Band 15	23,590,821.270	13.41	316,352,913
Band 16	2,820,775.233	13.36	37,685,557
Band 17	30,062,816.730	13.33	400,737,347
Band 18	27,044.884	13.31	359,967
Band 19	1,509,305.091	13.26	20,013,386
Band 20	9,174,446.381	13.46	123,488,048
Band 21	2,076,562.108	13.38	27,784,401
Band 26	815,264.195	13.92	11,348,478
Band 27	260,124.328	13.76	3,579,311
Band 28	63,522.827	13.68	868,992
Band 29	894,383.243	13.66	12,217,275
Band 30	516,723.597	13.51	6,980,936
Band 31	179,939.310	13.43	2,416,585
Band 32	43,049.501	13.29	572,128
Band 34	11,665.072	13.11	152,929
Band 38	2,605,594.092	11.60	30,224,891
Band 41	747,650.815	13.51	10,100,763
Band 42	116,044.793	13.41	1,556,161
Band 43	1,386,796.720	13.34	18,499,868
Band 44	31,672.701	13.16	416,813
Band 45	95,277.866	13.08	1,246,234
Band 46	24,336,218.020	12.27	298,605,395
Band 47	3,368,262.152	12.21	41,126,481
Band 50	258,261.686	11.50	2,970,009
Band 51	17,540.794	11.44	200,667
Band 52	10,085.725	11.56	116,591
Band 53	4,043.563	11.51	46,541
Band 55	320,173.542	11.54	3,694,803
	289,601,992.476		$ 3,874,406,549

216

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	190,938.791	$ 13.76	$ 2,627,318
Band 10	250,136.316	13.66	3,416,862
Band 11	1,182.958	13.65	16,147
Band 12	44,492.828	13.63	606,437
Band 13	3,978.639	13.61	54,149
Band 14	35,039.596	13.57	475,487
Band 15	108,304.990	13.55	1,467,533
Band 17	417.452	13.50	5,636
Band 20	66,768.712	13.59	907,387
Band 46	201,346.526	13.46	2,710,124
	902,606.808		$ 12,287,080

217

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	64,671.190	$ 13.40	$ 866,594
Band 4	2,621,593.120	13.28	34,814,757
Band 5	89,215.386	13.25	1,182,104
Band 6	30,295,698.140	13.20	399,903,215
Band 7	7,940,907.656	13.18	104,661,163
Band 8	19,138,655.000	13.13	251,290,540
Band 9	5,923,276.660	13.10	77,594,924
Band 10	40,346,617.410	13.08	527,733,756
Band 11	4,603,006.942	13.06	60,115,271
Band 12	776,838.245	13.03	10,122,202
Band 13	12,359,993.760	13.01	160,803,519
Band 14	21,691,449.330	12.96	281,121,183
Band 15	16,550,186.490	12.93	213,993,911
Band 16	1,909,241.648	12.89	24,610,125
Band 17	23,076,027.690	12.86	296,757,716
Band 18	60,610.121	12.84	778,234
Band 19	1,123,143.778	12.79	14,365,009
Band 20	6,451,809.700	12.98	83,744,490
Band 21	2,754,728.669	12.91	35,563,547
Band 26	881,404.336	13.42	11,828,446
Band 27	420,359.495	13.28	5,582,374
Band 28	103,635.439	13.20	1,367,988
Band 29	1,642,956.548	13.18	21,654,167
Band 30	703,854.580	13.03	9,171,225
Band 31	308,611.208	12.96	3,999,601
Band 32	16,658.754	12.82	213,565
Band 33	9,819.645	12.72	124,906
Band 34	22,588.158	12.65	285,740
Band 38	2,233,389.040	11.52	25,728,642
Band 41	479,032.131	13.03	6,241,789
Band 42	124,047.622	12.94	1,605,176
Band 43	2,070,261.406	12.87	26,644,264
Band 44	73,825.846	12.69	936,850
Band 45	413,584.484	12.62	5,219,436
Band 46	17,876,279.920	11.96	213,800,308
Band 47	3,006,196.647	11.91	35,803,802
Band 50	105,213.515	11.42	1,201,538
Band 51	60,025.460	11.37	682,489
Band 52	17,907.098	11.48	205,573
Band 53	6,349.517	11.44	72,638
Band 55	163,090.800	11.46	1,869,021
	228,516,762.584		$ 2,954,261,798

218

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	322,179.828	$ 13.22	$ 4,259,217
Band 7	10,656.280	13.20	140,663
Band 8	10,818.947	13.16	142,377
Band 10	175,647.347	13.13	2,306,250
Band 11	7,155.074	13.11	93,803
Band 12	35,545.594	13.09	465,292
Band 13	5,691.190	13.07	74,384
Band 14	55,573.530	13.04	724,679
Band 15	152,383.956	13.02	1,984,039
Band 17	29,710.365	12.97	385,343
Band 20	201,147.535	13.06	2,626,987
Band 46	240,229.049	12.93	3,106,162
	1,246,738.695		$ 16,309,196

219

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Band 2	18,351.992	$ 12.98	$ 238,209
Band 4	1,167,412.745	12.86	15,012,928
Band 5	145,306.503	12.84	1,865,735
Band 6	12,817,920.100	12.79	163,941,198
Band 7	4,402,204.118	12.77	56,216,147
Band 8	7,470,780.947	12.72	95,028,334
Band 9	3,353,881.125	12.70	42,594,290
Band 10	14,539,993.970	12.67	184,221,724
Band 11	3,058,723.387	12.65	38,692,851
Band 12	723,479.093	12.63	9,137,541
Band 13	6,697,727.662	12.60	84,391,369
Band 14	9,762,823.236	12.56	122,621,060
Band 15	6,211,665.004	12.53	77,832,163
Band 16	1,128,000.427	12.49	14,088,725
Band 17	10,379,874.240	12.46	129,333,233
Band 18	58,172.506	12.44	723,666
Band 19	593,359.915	12.39	7,351,729
Band 20	3,030,694.484	12.58	38,126,137
Band 21	1,509,103.784	12.51	18,878,888
Band 26	639,631.194	13.01	8,321,602
Band 27	260,417.629	12.86	3,348,971
Band 28	75,935.876	12.79	971,220
Band 29	1,031,251.356	12.77	13,169,080
Band 30	680,817.139	12.62	8,591,912
Band 31	177,203.794	12.55	2,223,908
Band 32	13,385.991	12.42	166,254
Band 33	19,217.168	12.33	236,948
Band 34	23,406.883	12.26	286,968
Band 38	1,187,400.112	11.39	13,524,487
Band 41	261,374.481	12.63	3,301,160
Band 42	232,409.630	12.53	2,912,093
Band 43	1,648,973.892	12.47	20,562,704
Band 44	14,671.815	12.30	180,463
Band 45	157,757.177	12.23	1,929,370
Band 46	7,669,266.322	11.69	89,653,723
Band 47	1,675,319.550	11.63	19,483,966
Band 51	59,151.569	11.24	664,864
Band 52	1,343.470	11.35	15,248
Band 53	19,059.767	11.31	215,566
Band 55	60,388.738	11.33	684,204
	102,977,858.791		$ 1,290,740,638

220

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	171,399.991	$ 12.77	$ 2,188,778
Band 10	141,908.931	12.68	1,799,405
Band 12	180,154.417	12.65	2,278,953
Band 14	21,163.153	12.60	266,656
Band 15	146,318.347	12.58	1,840,685
Band 17	37,859.049	12.53	474,374
Band 20	207,253.513	12.61	2,613,467
Band 46	171,939.315	12.49	2,147,522
	1,077,996.716		$ 13,609,840

ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts	1,167.647	$23.54 to $24.46	$ 27,526
Contracts in accumulation period:
Band 1	6,322.403	24.46	154,646
Band 2	296,207.919	23.54	6,972,734
Band 3	992.124	22.02	21,847
Band 4	86,065.192	22.50	1,936,467
Band 5	99,687.105	22.22	2,215,047
Band 6	1,366,149.455	21.86	29,864,027
Band 7	1,372,590.208	21.59	29,634,223
Band 8	729,940.046	21.24	15,503,927
Band 9	202,754.301	20.97	4,251,758
Band 10	360,310.453	20.77	7,483,648
Band 11	1,296,604.684	20.61	26,723,023
Band 12	290,851.773	20.38	5,927,559
Band 13	957,758.728	20.18	19,327,571
Band 14	809,330.997	19.80	16,024,754
Band 16	17,224.285	19.27	331,912
Band 17	127,365.507	19.08	2,430,134
Band 18	11,228.263	18.90	212,214
Band 19	42,106.687	18.53	780,237
Band 20	191,897.483	20.02	3,841,788
Band 21	67,351.977	19.45	1,309,996
Band 24	166.859	25.92	4,325
Band 25	52,471.556	24.02	1,260,367
Band 49	25,283.468	10.17	257,133
	8,411,829.120		$ 176,496,863

221

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING Liquid Assets Portfolio - Service Class
Currently payable annuity contracts	322.257	$ 18.27	$ 5,889
Contracts in accumulation period:
Band 1	54,109.626	18.98	1,027,001
Band 2	314,036.974	18.27	5,737,456
Band 3	9,423.342	17.09	161,045
Band 4	1,041,103.177	17.45	18,167,250
Band 5	381,974.373	17.20	6,569,959
Band 6	6,935,088.551	16.95	117,549,751
Band 7	6,145,442.584	16.72	102,751,800
Band 8	5,008,409.101	16.47	82,488,498
Band 9	1,306,312.725	16.24	21,214,519
Band 10	5,984,812.610	16.09	96,295,635
Band 11	4,420,567.369	15.98	70,640,667
Band 12	811,220.452	15.78	12,801,059
Band 13	6,861,179.469	15.63	107,240,235
Band 14	6,659,336.293	15.33	102,087,625
Band 15	1,844,856.040	15.23	28,097,157
Band 16	463,672.982	14.94	6,927,274
Band 17	4,722,109.666	14.80	69,887,223
Band 18	71,103.298	14.65	1,041,663
Band 19	185,711.971	14.37	2,668,681
Band 20	1,246,197.175	15.53	19,353,442
Band 21	355,540.850	15.09	5,365,111
Band 25	41,825.079	18.63	779,201
Band 26	818,124.805	18.45	15,094,403
Band 27	267,135.946	17.42	4,653,508
Band 28	62,353.262	16.92	1,055,017
Band 29	1,775,552.944	16.76	29,758,267
Band 30	950,438.274	15.82	15,035,933
Band 31	517,187.193	15.37	7,949,167
Band 32	25,342.217	14.54	368,476
Band 33	9,027.552	13.99	126,295
Band 34	4,300.945	13.59	58,450
Band 35	298,024.416	19.17	5,713,128
Band 36	64,781.334	18.45	1,195,216
Band 37	19,581.680	17.93	351,100
Band 38	2,670,718.083	10.93	29,190,949
Band 39	123,786.124	10.83	1,340,604
Band 40	67,486.039	10.76	726,150
Band 41	142,318.026	10.58	1,505,725
Band 42	46,625.685	10.49	489,103
Band 43	346,094.330	10.42	3,606,303
Band 44	7,734.319	10.38	80,282
Band 45	99,953.121	10.32	1,031,516
Band 46	2,578,058.186	10.56	27,224,294
Band 47	801,582.969	10.51	8,424,637
Band 49	1,435,365.698	10.62	15,243,584
Band 51	10,643.572	10.43	111,012
Band 52	16,001.312	10.53	168,494
Band 55	73,162.076	10.52	769,665
	68,095,736.172		$ 1,050,129,419

222

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Liquid Assets Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	594,191.270	$ 10.61	$ 6,304,369
Band 7	9,724.516	10.58	102,885
Band 8	951.582	10.52	10,011
Band 10	321,370.928	10.47	3,364,754
Band 11	51.942	10.44	542
Band 12	112,115.106	10.41	1,167,118
Band 13	7,512.014	10.64	79,928
Band 14	45,512.344	10.52	478,790
Band 15	277,114.426	10.50	2,909,701
Band 17	91,058.763	10.44	950,653
Band 20	687,913.348	10.36	7,126,782
Band 46	163,616.974	10.51	1,719,614
	2,311,133.213		$ 24,215,147

223

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,044.267	$ 14.48	$ 44,081
Band 3	1,094.217	14.08	15,407
Band 4	40,788.973	14.19	578,796
Band 5	107,256.072	14.13	1,515,528
Band 6	878,557.621	14.02	12,317,378
Band 7	1,308,784.232	13.97	18,283,716
Band 8	431,638.284	13.85	5,978,190
Band 9	202,537.477	13.80	2,795,017
Band 10	975,055.205	13.74	13,397,259
Band 11	782,020.208	13.69	10,705,857
Band 12	348,935.266	13.63	4,755,988
Band 13	718,262.789	13.58	9,754,009
Band 14	1,485,966.601	13.47	20,015,970
Band 15	137,751.094	13.41	1,847,242
Band 16	26,887.048	13.31	357,867
Band 17	450,818.006	13.25	5,973,339
Band 18	27,170.269	13.20	358,648
Band 19	123,251.237	13.09	1,613,359
Band 20	365,927.046	13.52	4,947,334
Band 21	150,904.866	13.36	2,016,089
Band 25	23,095.466	14.59	336,963
Band 26	20,285.388	15.21	308,541
Band 27	3,110.430	15.01	46,688
Band 28	2,604.644	14.91	38,835
Band 29	40,810.544	14.88	607,261
Band 30	21,076.738	14.68	309,407
Band 31	25,163.820	14.59	367,140
Band 38	1,220.352	11.63	14,193
Band 41	4,327.040	14.69	63,564
Band 42	3,604.822	14.56	52,486
Band 43	13,264.669	14.46	191,807
Band 44	175.139	12.89	2,258
Band 45	23,332.449	12.71	296,555
Band 46	146,192.853	12.20	1,783,553
Band 47	25,061.868	12.15	304,502
Band 55	2,440.756	11.58	28,264
	8,922,417.756		$ 122,023,091

224

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett Affiliated Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	38,374.333	$ 16.83	$ 645,840
Band 7	653.858	16.78	10,972
Band 10	47,916.955	16.60	795,421
Band 11	1,986.083	16.56	32,890
Band 12	5,921.270	16.51	97,760
Band 14	16,411.955	12.72	208,760
Band 15	14,262.457	12.70	181,133
Band 17	5,621.386	12.63	70,998
Band 20	56,873.980	16.43	934,439
Band 46	37,044.416	12.15	450,090
	225,066.693		$ 3,428,303

225

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	10,185.569	$ 20.49	$ 208,702
Band 2	158,368.614	20.01	3,168,956
Band 3	6,303.456	19.20	121,026
Band 4	240,343.899	19.43	4,669,882
Band 5	218,354.127	19.32	4,218,602
Band 6	6,017,606.520	19.09	114,876,108
Band 7	4,731,699.775	18.97	89,760,345
Band 8	4,085,293.524	18.75	76,599,254
Band 9	1,160,128.090	18.64	21,624,788
Band 10	3,223,395.281	18.53	59,729,515
Band 11	5,570,775.860	18.42	102,613,691
Band 12	1,004,788.261	18.31	18,397,673
Band 13	3,529,606.177	18.20	64,238,832
Band 14	4,681,870.907	17.98	84,180,039
Band 15	726,563.473	17.87	12,983,689
Band 16	136,585.242	17.66	2,412,095
Band 17	1,927,781.834	17.56	33,851,849
Band 18	62,783.971	17.45	1,095,580
Band 19	215,862.690	17.24	3,721,473
Band 20	1,313,885.548	18.09	23,768,190
Band 21	283,012.506	17.77	5,029,132
Band 25	104,004.192	20.26	2,107,125
Band 26	172,542.297	14.26	2,460,453
Band 27	7,678.831	14.10	108,272
Band 28	8,698.678	14.02	121,955
Band 29	128,851.427	13.99	1,802,631
Band 30	26,984.541	13.84	373,466
Band 31	16,444.135	13.76	226,271
Band 33	250.808	13.51	3,388
Band 34	503.080	13.44	6,761
Band 38	66,619.686	12.27	817,424
Band 41	10,425.369	13.84	144,287
Band 42	4,019.173	13.74	55,223
Band 43	50,467.966	13.66	689,392
Band 44	472.165	13.48	6,365
Band 45	23,064.647	13.29	306,529
Band 46	1,489,965.405	12.36	18,415,972
Band 47	276,604.036	12.30	3,402,230
Band 50	646.293	12.20	7,885
Band 52	458.949	12.27	5,631
Band 53	1,024.100	12.22	12,515
	41,694,921.102		$ 758,343,196

226

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	314,994.979	$ 17.63	$ 5,553,361
Band 7	13,141.312	17.58	231,024
Band 10	220,732.615	17.39	3,838,540
Band 11	5,135.367	17.35	89,099
Band 12	89,870.061	17.30	1,554,752
Band 13	4,960.044	12.46	61,802
Band 14	77,681.053	13.49	1,047,917
Band 15	222,433.403	13.46	2,993,954
Band 17	42,861.586	13.39	573,917
Band 20	451,147.618	17.21	7,764,251
Band 46	222,542.518	12.31	2,739,498
	1,665,500.556		$ 26,448,115

227

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	14,440.516	$ 18.25	$ 263,539
Band 4	132,084.132	18.13	2,394,685
Band 5	66,452.695	18.10	1,202,794
Band 6	2,243,027.215	18.05	40,486,641
Band 7	1,712,461.365	18.03	30,875,678
Band 8	1,062,066.553	17.98	19,095,957
Band 9	193,860.304	17.95	3,479,792
Band 10	1,993,861.666	17.93	35,749,940
Band 11	706,945.031	17.91	12,661,386
Band 12	318,925.386	17.88	5,702,386
Band 13	1,510,517.423	17.86	26,977,841
Band 14	2,102,468.535	17.81	37,444,965
Band 15	635,072.578	17.78	11,291,590
Band 16	118,913.412	17.74	2,109,524
Band 17	1,343,573.612	17.71	23,794,689
Band 18	33,889.751	17.69	599,510
Band 19	77,514.336	17.64	1,367,353
Band 20	720,855.425	17.83	12,852,852
Band 21	217,857.251	17.76	3,869,145
Band 25	41,330.025	18.30	756,339
Band 26	97,500.395	18.27	1,781,332
Band 27	20,905.215	18.12	378,802
Band 28	4,707.715	18.05	84,974
Band 29	109,022.993	18.03	1,965,685
Band 30	43,845.490	17.88	783,957
Band 31	29,695.020	17.81	528,868
Band 32	1,005.782	17.67	17,772
Band 33	355.796	17.57	6,251
Band 38	50,961.728	14.49	738,435
Band 41	24,262.704	17.88	433,817
Band 42	3,864.374	17.79	68,747
Band 43	26,436.139	17.72	468,448
Band 45	8,518.650	17.47	148,821
Band 46	675,840.978	17.66	11,935,352
Band 47	132,849.480	17.59	2,336,822
Band 50	14,023.540	14.33	200,957
Band 51	5,528.368	14.26	78,835
Band 55	3,649.097	14.38	52,474
	16,499,090.675		$ 294,986,955

228

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,076.229	$ 30.17	$ 153,150
Band 2	81,447.067	29.38	2,392,915
Band 3	2,883.955	28.03	80,837
Band 4	325,557.561	28.42	9,252,346
Band 5	282,679.456	28.23	7,980,041
Band 6	5,566,344.609	27.86	155,078,361
Band 7	4,561,390.593	27.67	126,213,678
Band 8	3,465,476.842	27.30	94,607,518
Band 9	819,694.474	27.12	22,230,114
Band 10	3,060,376.329	26.93	82,415,935
Band 11	4,955,780.656	26.75	132,567,133
Band 12	1,473,826.303	26.57	39,159,565
Band 13	3,561,362.872	26.40	94,019,980
Band 14	4,778,551.479	26.04	124,433,481
Band 15	829,732.057	25.87	21,465,168
Band 16	218,767.498	25.52	5,582,947
Band 17	1,999,892.895	25.35	50,697,285
Band 18	101,603.050	25.18	2,558,365
Band 19	297,152.410	24.84	7,381,266
Band 20	1,488,463.735	26.22	39,027,519
Band 21	408,439.247	25.69	10,492,804
Band 22	375.471	28.42	10,671
Band 23	6,658.976	27.86	185,519
Band 24	243.705	31.41	7,655
Band 25	83,425.465	29.78	2,484,410
Band 26	410,841.838	29.58	12,152,702
Band 27	136,703.515	28.41	3,883,747
Band 28	45,530.231	27.85	1,268,017
Band 29	509,058.465	27.66	14,080,557
Band 30	273,661.218	26.57	7,271,179
Band 31	159,236.744	26.03	4,144,932
Band 32	6,543.129	25.04	163,840
Band 33	2,346.229	24.37	57,178
Band 34	14,289.883	23.89	341,385
Band 35	76,171.960	30.38	2,314,104
Band 36	19,038.089	29.58	563,147
Band 37	21,039.424	28.99	609,933
Band 38	362,569.438	13.96	5,061,469
Band 39	71,516.164	13.84	989,784
Band 40	16,989.993	13.75	233,612
Band 41	80,851.356	13.24	1,070,472
Band 42	70,889.295	13.12	930,068
Band 43	272,041.696	13.04	3,547,424
Band 44	48,709.460	12.05	586,949
Band 45	67,973.176	11.90	808,881
Band 46	1,766,662.996	11.32	19,998,625

229

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class
(continued)
Band 47	344,143.201	$ 11.27	$ 3,878,494
Band 49	46,151.392	10.21	471,206
Band 50	574.181	11.30	6,488
Band 51	3,046.092	11.25	34,269
Band 55	186.139	11.34	2,111
	43,201,968.238		$ 1,114,949,236

ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	528,754.220	$ 14.42	$ 7,624,636
Band 7	14,372.453	14.38	206,676
Band 8	3,859.259	14.30	55,187
Band 10	467,949.776	14.22	6,654,246
Band 11	25,968.848	14.19	368,498
Band 12	246,295.454	14.15	3,485,081
Band 13	13,251.794	11.41	151,203
Band 14	119,314.197	12.05	1,437,736
Band 15	506,472.227	12.03	6,092,861
Band 17	285,429.894	11.96	3,413,742
Band 20	1,069,732.800	14.07	15,051,140
Band 46	428,559.287	11.27	4,829,863
	3,709,960.209		$ 49,370,869

230

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 1	29.551	$ 16.72	$ 494
Band 2	22,757.405	18.66	424,653
Band 4	135,820.860	18.54	2,518,119
Band 5	40,678.501	18.51	752,959
Band 6	3,122,596.890	18.46	57,643,139
Band 7	2,520,965.574	18.44	46,486,605
Band 8	2,981,524.953	18.39	54,830,244
Band 9	304,353.818	18.36	5,587,936
Band 10	2,817,908.201	18.34	51,680,436
Band 11	1,046,925.594	18.31	19,169,208
Band 12	492,070.103	18.29	8,999,962
Band 13	2,306,876.762	18.26	42,123,570
Band 14	3,244,036.952	18.21	59,073,913
Band 15	1,455,254.660	18.19	26,471,082
Band 16	262,628.267	18.14	4,764,077
Band 17	2,991,518.515	18.11	54,176,400
Band 18	62,810.844	18.09	1,136,248
Band 19	204,375.705	18.04	3,686,938
Band 20	1,051,768.621	18.24	19,184,260
Band 21	132,527.335	18.16	2,406,696
Band 25	6,642.590	18.71	124,283
Band 26	158,121.286	18.69	2,955,287
Band 27	47,204.309	18.54	875,168
Band 28	7,341.420	18.46	135,523
Band 29	317,966.834	18.44	5,863,308
Band 30	94,127.447	18.29	1,721,591
Band 31	45,911.228	18.21	836,043
Band 32	56.307	18.07	1,017
Band 33	1,631.752	17.97	29,323
Band 38	49,614.473	15.57	772,497
Band 41	49,771.799	18.29	910,326
Band 42	33,002.948	18.19	600,324
Band 43	93,308.885	18.12	1,690,757
Band 44	1,169.822	17.94	20,987
Band 45	16,470.165	17.87	294,322
Band 46	965,362.401	18.06	17,434,445
Band 47	228,951.251	17.99	4,118,833
Band 50	5,525.451	15.49	85,589
Band 51	6,271.352	15.42	96,704
Band 52	667.651	15.57	10,395
Band 53	4,334.877	15.51	67,234
Band 55	423.895	15.55	6,592
	27,331,307.254		$ 499,767,487

231

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Band 1	1,668.066	$ 27.22	$ 45,405
Band 2	61,837.831	26.51	1,639,321
Band 3	5,425.114	25.29	137,201
Band 4	137,729.250	25.64	3,531,378
Band 5	85,643.893	25.47	2,181,350
Band 6	2,579,674.580	25.14	64,853,019
Band 7	1,651,639.169	24.96	41,224,914
Band 8	2,264,369.635	24.63	55,771,424
Band 9	350,382.267	24.46	8,570,350
Band 10	742,900.508	24.30	18,052,482
Band 11	2,801,520.932	24.14	67,628,715
Band 12	511,691.454	23.98	12,270,361
Band 13	1,239,739.043	23.82	29,530,584
Band 14	1,488,284.775	23.50	34,974,692
Band 15	213,832.360	23.34	4,990,847
Band 16	35,915.292	23.03	827,129
Band 17	429,086.346	22.87	9,813,205
Band 18	23,835.425	22.72	541,541
Band 19	75,867.461	22.41	1,700,190
Band 20	387,921.194	23.66	9,178,215
Band 21	110,058.984	23.18	2,551,167
Band 22	413.128	25.64	10,593
Band 23	8,097.573	25.14	203,573
Band 25	56,045.646	26.87	1,505,947
Band 26	32,096.057	26.69	856,644
Band 27	9,981.461	25.63	255,825
Band 28	8,324.576	25.12	209,113
Band 29	59,174.855	24.96	1,477,004
Band 30	37,087.607	23.97	888,990
Band 31	23,077.453	23.49	542,089
Band 32	242.100	22.59	5,469
Band 33	57.288	21.99	1,260
Band 34	262.140	21.55	5,649
Band 38	10,861.167	11.71	127,184
Band 41	6,033.611	14.45	87,186
Band 42	199.368	14.33	2,857
Band 43	14,997.408	14.23	213,413
Band 45	3,839.745	12.55	48,189
Band 46	204,978.880	11.98	2,455,647
Band 47	37,856.795	11.92	451,253
Band 50	1,620.604	11.63	18,848
	15,714,271.041		$ 379,380,223

232

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Service 2
Class
Contracts in accumulation period:
Band 6	56,568.121	$ 16.01	$ 905,656
Band 7	1,953.494	15.97	31,197
Band 10	28,954.925	15.80	457,488
Band 12	30,023.391	15.71	471,667
Band 14	6,402.546	12.80	81,953
Band 15	62,640.761	12.77	799,923
Band 17	6,107.230	12.70	77,562
Band 20	107,950.412	15.63	1,687,265
Band 46	29,242.957	11.92	348,576
	329,843.837		$ 4,861,287

ING PIMCO Core Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,829.099	$ 16.42	$ 46,454
Band 2	70,498.087	15.98	1,126,559
Band 3	3,746.277	15.25	57,131
Band 4	596,757.524	15.46	9,225,871
Band 5	359,568.191	15.36	5,522,967
Band 6	8,029,233.256	15.16	121,723,176
Band 7	6,113,758.344	15.05	92,012,063
Band 8	4,362,458.494	14.85	64,782,509
Band 9	1,175,130.366	14.75	17,333,173
Band 10	9,264,287.442	14.65	135,721,811
Band 11	3,768,196.051	14.56	54,864,935
Band 12	1,431,075.728	14.46	20,693,355
Band 13	5,634,377.378	14.36	80,909,659
Band 14	7,747,793.506	14.17	109,786,234
Band 15	2,020,600.509	14.07	28,429,849
Band 16	627,090.537	13.89	8,710,288
Band 17	4,063,712.017	13.79	56,038,589
Band 18	224,426.055	13.70	3,074,637
Band 19	387,959.655	13.52	5,245,215
Band 20	1,896,068.760	14.27	27,056,901
Band 21	834,847.903	13.98	11,671,174
Band 25	73,630.592	16.20	1,192,816
Band 26	862,231.894	16.09	13,873,311
Band 27	283,613.052	15.46	4,384,658
Band 28	66,986.891	15.15	1,014,851
Band 29	1,150,425.326	15.05	17,313,901
Band 30	549,610.931	14.45	7,941,878
Band 31	240,250.008	14.16	3,401,940
Band 32	11,795.609	13.62	160,656
Band 33	5,195.633	13.26	68,894
Band 34	5,590.768	13.00	72,680

233

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Core Bond Portfolio - Service Class
(continued)
Band 35	32,053.741	$ 16.53	$ 529,848
Band 36	3,207.804	16.09	51,614
Band 37	1,735.490	15.78	27,386
Band 38	803,488.870	12.06	9,690,076
Band 39	3,729.946	11.95	44,573
Band 40	7,242.172	11.87	85,965
Band 41	150,791.348	11.69	1,762,751
Band 42	126,056.210	11.59	1,460,991
Band 43	258,942.766	11.51	2,980,431
Band 44	32,389.919	11.15	361,148
Band 45	30,180.872	11.05	333,499
Band 46	3,259,805.347	10.90	35,531,878
Band 47	570,284.265	10.85	6,187,584
Band 50	10,162.897	11.20	113,824
Band 51	5,887.101	11.14	65,582
Band 52	3,383.905	11.26	38,103
Band 53	4,307.462	11.21	48,287
Band 55	57,718.004	11.24	648,750
	67,225,114.002		$ 963,420,425

ING PIMCO Core Bond Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	760,352.035	$ 12.14	$ 9,230,674
Band 7	63,010.553	12.11	763,058
Band 8	3,378.245	12.05	40,708
Band 10	660,298.207	11.98	7,910,373
Band 11	15,109.178	11.95	180,555
Band 12	353,516.978	11.92	4,213,922
Band 13	962.653	10.98	10,570
Band 14	100,467.280	11.01	1,106,145
Band 15	273,198.869	10.98	2,999,724
Band 17	314,924.768	10.92	3,438,978
Band 20	1,068,352.452	11.85	12,659,977
Band 46	470,780.440	10.85	5,107,968
	4,084,351.658		$ 47,662,652

234

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,156.291	$ 12.70	$ 14,685
Band 2	52,683.788	12.31	648,537
Band 4	322,943.902	12.20	3,939,916
Band 5	289,841.151	12.17	3,527,367
Band 6	6,065,003.607	12.13	73,568,494
Band 7	5,106,390.862	12.11	61,838,393
Band 8	2,929,724.774	12.06	35,332,481
Band 9	798,840.615	12.04	9,618,041
Band 10	4,384,723.634	12.01	52,660,531
Band 11	4,086,051.612	11.99	48,991,759
Band 12	1,353,495.487	11.97	16,201,341
Band 13	3,904,787.294	11.95	46,662,208
Band 14	6,804,742.697	11.90	80,976,438
Band 15	1,275,969.571	11.88	15,158,519
Band 16	253,146.965	11.84	2,997,260
Band 17	2,987,566.058	11.82	35,313,031
Band 18	79,634.063	11.79	938,886
Band 19	461,570.494	11.75	5,423,453
Band 20	2,345,811.326	11.92	27,962,071
Band 21	470,478.191	11.86	5,579,871
Band 24	223.518	12.54	2,803
Band 25	100,319.147	12.36	1,239,945
Band 26	449,306.639	12.33	5,539,951
Band 27	154,041.765	12.20	1,879,310
Band 28	71,693.287	12.13	869,640
Band 29	645,733.209	12.10	7,813,372
Band 30	227,570.258	11.97	2,724,016
Band 31	198,252.398	11.90	2,359,204
Band 32	5,406.154	11.77	63,630
Band 33	4,301.669	11.69	50,287
Band 34	1,683.959	11.62	19,568
Band 35	177,314.491	11.65	2,065,714
Band 36	19,241.053	11.59	223,004
Band 37	17,386.476	11.54	200,640
Band 38	241,186.447	11.57	2,790,527
Band 39	23,495.792	11.51	270,437
Band 40	23,497.744	11.46	269,284
Band 41	135,257.672	11.97	1,619,034
Band 42	62,854.510	11.88	746,712
Band 43	179,195.901	11.82	2,118,096
Band 44	34,028.983	11.66	396,778
Band 45	40,970.917	11.59	474,853
Band 46	1,057,234.993	10.96	11,587,296
Band 47	190,302.496	10.91	2,076,200
Band 51	520.003	10.74	5,585
Band 53	240.679	10.81	2,602
Band 55	24,849.283	10.84	269,366
	48,060,671.825		$ 575,031,136

235

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,159.303	$ 13.24	$ 41,829
Band 3	785.423	13.11	10,297
Band 4	43,128.382	13.15	567,138
Band 5	57,004.083	13.13	748,464
Band 6	1,065,830.136	13.10	13,962,375
Band 7	663,930.283	13.08	8,684,208
Band 8	251,408.362	13.04	3,278,365
Band 9	54,457.485	13.02	709,036
Band 10	705,398.885	13.01	9,177,239
Band 11	319,877.831	12.99	4,155,213
Band 12	198,883.379	12.97	2,579,517
Band 13	513,439.941	12.95	6,649,047
Band 14	1,053,596.355	12.92	13,612,465
Band 15	246,686.274	12.90	3,182,253
Band 16	28,419.260	12.87	365,756
Band 17	434,966.365	12.85	5,589,318
Band 18	10,010.258	12.83	128,432
Band 19	62,959.702	12.80	805,884
Band 20	429,444.162	12.94	5,557,007
Band 21	66,502.491	12.88	856,552
Band 25	3,878.127	13.27	51,463
Band 26	70,706.143	13.26	937,563
Band 27	52,724.735	13.15	693,330
Band 28	10,086.736	13.09	132,035
Band 29	72,601.425	13.08	949,627
Band 30	37,121.769	12.97	481,469
Band 31	24,687.622	12.92	318,964
Band 32	3,941.483	12.82	50,530
Band 33	690.317	12.75	8,802
Band 35	38,535.426	13.33	513,677
Band 36	4,644.243	13.26	61,583
Band 37	434.818	13.20	5,740
Band 38	81,209.958	13.24	1,075,220
Band 39	9,552.984	13.17	125,813
Band 40	7,321.600	13.11	95,986
Band 41	42,578.241	12.97	552,240
Band 42	11,136.729	12.90	143,664
Band 43	29,366.389	12.85	377,358
Band 45	3,164.208	12.67	40,091
Band 46	152,116.561	12.81	1,948,613
Band 47	40,613.324	12.76	518,226
Band 50	544.469	11.59	6,310
Band 55	2,895.025	11.63	33,669
	6,910,440.692		$ 89,782,368

236

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,469.877	$ 11.71	$ 17,212
Band 2	50,847.009	12.69	645,249
Band 3	3,961.776	12.57	49,800
Band 4	123,058.895	12.61	1,551,773
Band 5	165,103.875	12.59	2,078,658
Band 6	7,528,406.697	12.56	94,556,788
Band 7	5,201,078.238	12.54	65,221,521
Band 8	2,419,106.137	12.51	30,263,018
Band 9	413,629.428	12.49	5,166,232
Band 10	6,866,040.539	12.47	85,619,526
Band 11	2,315,796.632	12.46	28,854,826
Band 12	892,352.182	12.44	11,100,861
Band 13	3,116,838.004	12.42	38,711,128
Band 14	7,068,071.759	12.39	87,573,409
Band 15	2,052,037.590	12.37	25,383,705
Band 16	319,518.788	12.34	3,942,862
Band 17	4,353,303.971	12.32	53,632,705
Band 18	78,144.147	12.30	961,173
Band 19	354,598.372	12.27	4,350,922
Band 20	4,055,380.893	12.41	50,327,277
Band 21	462,995.417	12.36	5,722,623
Band 25	26,075.388	12.73	331,940
Band 26	124,287.585	12.71	1,579,695
Band 27	30,889.749	12.61	389,520
Band 28	4,261.702	12.56	53,527
Band 29	159,681.745	12.54	2,002,409
Band 30	33,961.559	12.44	422,482
Band 31	101,887.245	12.39	1,262,383
Band 32	1,794.320	12.29	22,052
Band 35	103,549.156	12.78	1,323,358
Band 36	25,787.245	12.71	327,756
Band 37	18,770.461	12.66	237,634
Band 38	439,051.846	12.69	5,571,568
Band 39	175,655.279	12.63	2,218,526
Band 40	31,976.035	12.58	402,259
Band 41	32,852.936	12.44	408,691
Band 42	52,511.610	12.37	649,569
Band 43	119,537.262	12.32	1,472,699
Band 44	36,342.683	12.20	443,381
Band 45	6,176.332	12.15	75,042
Band 46	2,536,771.028	12.29	31,176,916
Band 47	212,042.469	12.24	2,595,400
Band 50	11,378.352	11.69	133,013
Band 51	5,494.223	11.64	63,953
Band 52	332.671	11.75	3,909
Band 53	2,887.980	11.71	33,818
Band 54	1,281.057	11.66	14,937
Band 55	1,298.137	11.74	15,240
	52,138,276.281		$ 648,962,945

237

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Currently payable annuity contracts	9,028.001	$ 52.88	$ 477,401
Contracts in accumulation period:
Band 1	21,227.421	54.94	1,166,235
Band 2	415,410.313	52.88	21,966,897
Band 3	13,183.733	49.45	651,936
Band 4	270,887.563	50.48	13,674,404
Band 5	241,206.489	49.94	12,045,852
Band 6	8,055,775.598	49.06	395,216,351
Band 7	5,403,692.320	48.53	262,241,188
Band 8	4,752,059.522	47.67	226,530,677
Band 9	652,264.211	47.15	30,754,258
Band 10	6,659,145.039	46.70	310,982,073
Band 11	4,014,018.299	46.25	185,648,346
Band 12	1,535,092.266	45.81	70,322,577
Band 13	5,191,113.173	45.37	235,520,805
Band 14	6,129,080.351	44.50	272,744,076
Band 15	2,314,023.059	44.08	102,002,136
Band 16	433,597.981	43.24	18,748,777
Band 17	4,273,455.589	42.82	182,989,368
Band 18	142,137.971	42.41	6,028,071
Band 19	355,199.287	41.59	14,772,738
Band 20	2,458,780.895	44.94	110,497,613
Band 21	440,530.161	43.65	19,229,142
Band 25	90,729.616	53.91	4,891,234
Band 26	639,406.892	12.96	8,286,713
Band 27	205,625.061	12.85	2,642,282
Band 28	63,214.087	12.80	809,140
Band 29	1,123,548.505	12.78	14,358,950
Band 30	335,786.111	12.68	4,257,768
Band 31	193,477.135	12.62	2,441,681
Band 32	4,574.421	12.52	57,272
Band 33	796.011	12.45	9,910
Band 34	3,670.559	12.40	45,515
Band 38	307,429.944	11.57	3,556,964
Band 41	196,435.947	12.68	2,490,808
Band 42	32,816.121	12.61	413,811
Band 43	764,082.373	12.56	9,596,875
Band 44	8,078.180	12.43	100,412
Band 45	56,058.081	12.38	693,999
Band 46	10,985,761.130	12.24	134,465,716
Band 47	1,498,910.477	12.18	18,256,730
Band 49	424,053.369	10.22	4,333,825
Band 50	14,571.839	11.47	167,139
Band 51	47,670.740	11.42	544,400
Band 52	28,925.683	11.53	333,513
Band 53	2,001.587	11.49	22,998
Band 54	4,334.218	11.43	49,540
Band 55	16,174.131	11.51	186,164
	70,829,041.460		$ 2,707,224,280

238

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	1,252,217.297	$ 17.43	$ 21,826,147
Band 7	1,267.319	17.38	22,026
Band 10	967,972.070	17.20	16,649,120
Band 11	18,739.598	17.15	321,384
Band 12	600,016.759	17.11	10,266,287
Band 13	9,691.749	12.34	119,596
Band 14	236,565.955	13.65	3,229,125
Band 15	846,175.277	13.62	11,524,907
Band 17	380,298.710	13.54	5,149,245
Band 20	1,747,348.793	17.01	29,722,403
Band 46	1,066,580.990	12.18	12,990,956
	7,126,874.517		$ 111,821,196

239

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts	8,153.417	$37.69 to $39.15	$ 307,737
Contracts in accumulation period:
Band 1	63,636.078	39.15	2,491,352
Band 2	883,011.787	37.69	33,280,714
Band 3	18,767.972	35.24	661,383
Band 4	188,717.368	35.98	6,790,051
Band 5	150,187.117	35.59	5,345,159
Band 6	3,471,080.751	34.97	121,383,694
Band 7	3,219,736.377	34.59	111,370,681
Band 8	1,738,081.466	33.98	59,060,008
Band 9	360,310.958	33.60	12,106,448
Band 10	2,749,873.499	33.28	91,515,790
Band 11	2,515,156.670	32.96	82,899,564
Band 12	865,802.807	32.65	28,268,462
Band 13	2,150,982.161	32.34	69,562,763
Band 14	3,983,848.887	31.72	126,367,687
Band 15	630,544.555	31.41	19,805,404
Band 16	148,949.068	30.81	4,589,121
Band 17	1,801,225.879	30.52	54,973,414
Band 18	70,476.388	30.22	2,129,796
Band 19	233,991.270	29.64	6,935,501
Band 20	1,453,497.398	32.03	46,555,522
Band 21	311,996.042	31.11	9,706,197
Band 24	42.499	41.46	1,762
Band 25	50,634.349	38.42	1,945,372
Band 26	279,295.910	13.91	3,885,006
Band 27	44,755.009	13.75	615,381
Band 28	32,569.876	13.68	445,556
Band 29	370,642.774	13.65	5,059,274
Band 30	132,414.953	13.50	1,787,602
Band 31	75,180.097	13.42	1,008,917
Band 32	1,569.068	13.28	20,837
Band 33	833.678	13.18	10,988
Band 35	38,381.325	12.94	496,654
Band 36	16,404.232	12.87	211,122
Band 37	56,464.020	12.82	723,869
Band 38	275,481.551	12.85	3,539,938
Band 39	38,075.882	12.78	486,610
Band 40	28,394.775	12.73	361,465
Band 41	67,887.742	13.50	916,485
Band 42	58,782.621	13.40	787,687
Band 43	140,757.600	13.33	1,876,299
Band 44	21,997.405	13.15	289,266
Band 45	15,447.893	12.97	200,359
Band 46	1,791,739.512	12.16	21,787,552
Band 47	246,366.039	12.10	2,981,029
Band 50	604.171	11.60	7,008
Band 51	6,346.785	11.55	73,305
Band 52	504.054	11.67	5,882
	30,809,601.735		$ 945,631,673

240

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	452,863.030	$ 16.68	$ 7,553,755
Band 8	534.144	16.55	8,840
Band 10	317,766.713	16.46	5,230,440
Band 11	32,610.101	16.41	535,132
Band 12	174,077.124	16.37	2,849,643
Band 14	65,075.338	13.36	869,407
Band 15	203,291.430	13.33	2,709,875
Band 17	112,408.434	13.26	1,490,536
Band 20	662,924.504	16.28	10,792,411
Band 46	221,099.865	12.11	2,677,519
	2,242,650.683		$ 34,717,558

241

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Currently payable annuity contracts	2,287.018	$ 28.40	$ 64,943
Contracts in accumulation period:
Band 1	3,800.900	29.27	111,252
Band 2	478,938.669	28.40	13,601,867
Band 3	10,085.436	26.93	271,601
Band 4	176,510.327	27.31	4,820,497
Band 5	129,943.103	27.07	3,517,560
Band 6	1,869,744.602	26.69	49,903,483
Band 7	1,916,797.358	26.45	50,699,290
Band 8	1,776,666.726	26.09	46,353,235
Band 9	437,103.210	25.85	11,299,118
Band 10	1,982,381.965	25.65	50,848,097
Band 11	1,009,765.519	25.45	25,698,532
Band 12	489,370.232	25.26	12,361,492
Band 13	1,456,654.482	25.06	36,503,761
Band 14	2,097,951.079	24.68	51,777,433
Band 15	453,360.460	24.49	11,102,798
Band 16	102,194.275	24.11	2,463,904
Band 17	1,099,394.021	23.93	26,308,499
Band 18	27,970.471	23.74	664,019
Band 19	115,330.201	23.38	2,696,420
Band 20	720,026.116	24.87	17,907,050
Band 21	185,808.378	24.30	4,515,144
Band 24	198.075	30.60	6,061
Band 25	96,552.890	28.79	2,779,758
Band 26	116,402.722	14.13	1,644,770
Band 27	15,492.813	14.01	217,054
Band 28	17,354.223	13.96	242,265
Band 29	88,947.636	13.94	1,239,930
Band 30	22,698.063	13.82	313,687
Band 31	25,282.935	13.77	348,146
Band 32	478.575	13.66	6,537
Band 33	1,832.549	13.58	24,886
Band 34	71.882	13.53	973
Band 38	109,426.115	11.84	1,295,605
Band 41	20,283.197	13.83	280,517
Band 42	8,504.205	13.75	116,933
Band 43	26,837.004	13.69	367,399
Band 44	1,025.487	13.56	13,906
Band 45	36,835.830	13.50	497,284
Band 46	984,782.922	13.16	12,959,743
Band 47	165,437.018	13.09	2,165,571
Band 50	8,230.549	11.74	96,627
Band 51	1,445.624	11.69	16,899
Band 52	396.675	11.80	4,681
	18,290,601.537		$ 448,129,227

242

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	57,556.032	$ 19.68	$ 1,132,703
Band 7	629.679	19.62	12,354
Band 10	78,393.791	19.41	1,521,623
Band 11	860.584	19.36	16,661
Band 12	32,591.531	19.31	629,342
Band 13	5,175.075	13.27	68,673
Band 14	14,503.101	13.84	200,723
Band 15	33,525.014	13.81	462,980
Band 17	20,088.299	13.73	275,812
Band 20	156,155.217	19.21	2,999,742
Band 46	64,802.938	13.10	848,918
	464,281.261		$ 8,169,531

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Band 2	8,547.912	$ 10.99	$ 93,942
Band 4	40,854.818	10.79	440,823
Band 5	52,450.989	10.75	563,848
Band 6	876,798.039	10.67	9,355,435
Band 7	1,143,269.582	10.63	12,152,956
Band 8	223,629.415	10.55	2,359,290
Band 9	193,877.702	10.52	2,039,593
Band 10	632,333.055	10.48	6,626,850
Band 11	718,739.402	10.44	7,503,639
Band 12	298,497.114	10.40	3,104,370
Band 13	714,013.141	10.36	7,397,176
Band 14	1,291,501.741	10.29	13,289,553
Band 15	116,442.111	10.25	1,193,532
Band 16	45,040.890	10.17	458,066
Band 17	403,088.406	10.13	4,083,286
Band 18	20,257.206	10.10	204,598
Band 19	107,071.573	10.02	1,072,857
Band 20	425,770.355	10.32	4,393,950
Band 21	73,122.107	10.21	746,577
Band 25	12,397.883	11.07	137,245
Band 26	127,938.117	12.82	1,640,167
Band 27	42,336.143	12.68	536,822
Band 28	27,395.741	12.61	345,460
Band 29	137,177.620	12.59	1,727,066
Band 30	52,342.620	12.45	651,666
Band 31	24,723.863	12.38	306,081
Band 32	6,208.192	12.25	76,050
Band 34	559.256	12.09	6,761
Band 41	55,282.018	12.45	688,261
Band 42	634.647	12.36	7,844
Band 43	15,791.126	12.29	194,073
Band 45	4,062.277	12.00	48,747
Band 46	61,697.113	11.40	703,347
Band 47	30,051.507	11.35	341,085
	7,983,903.681		$ 84,491,016

243

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING UBS U.S. Allocation Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	47,051.079	$ 14.28	$ 671,889
Band 8	3,807.585	14.18	53,992
Band 10	40,999.639	14.11	578,505
Band 11	11,682.950	14.08	164,496
Band 12	4,287.219	14.05	60,235
Band 14	4,455.887	12.17	54,228
Band 15	24,354.991	12.15	295,913
Band 17	70,646.502	12.08	853,410
Band 20	75,338.607	13.98	1,053,234
Band 46	69,445.961	11.36	788,906

	352,070.420		$ 4,574,808

ING Van Kampen Capital Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	11,433.257	$ 14.37	$ 164,296
Band 3	3,532.933	14.09	49,779
Band 4	8,713.100	14.17	123,465
Band 5	36,342.179	14.13	513,515
Band 6	518,737.843	14.05	7,288,267
Band 7	486,259.904	14.01	6,812,501
Band 8	180,847.314	13.93	2,519,203
Band 9	48,185.809	13.89	669,301
Band 10	392,987.329	13.85	5,442,875
Band 11	231,458.589	13.81	3,196,443
Band 12	210,252.601	13.77	2,895,178
Band 13	417,879.055	13.73	5,737,479
Band 14	478,650.847	13.65	6,533,584
Band 15	98,974.040	13.61	1,347,037
Band 16	7,990.200	13.53	108,107
Band 17	347,130.832	13.49	4,682,795
Band 18	6,076.644	13.45	81,731
Band 19	44,449.829	13.38	594,739
Band 20	211,303.633	13.69	2,892,747
Band 21	34,244.139	13.57	464,693
Band 25	3,731.884	14.46	53,963
Band 26	18,710.228	15.70	293,751
Band 27	2,253.812	15.58	35,114
Band 28	1,486.631	15.51	23,058
Band 29	9,660.070	15.49	149,634
Band 30	5,285.775	15.36	81,190
Band 31	4,116.027	15.30	62,975
Band 38	235.720	13.18	3,107
Band 41	7,352.091	15.37	113,002
Band 43	4,731.641	15.22	72,016
Band 45	620.238	15.01	9,310
Band 46	73,436.726	13.78	1,011,958
Band 47	11,923.617	13.72	163,592
Band 54	3,889.032	13.09	50,907

	3,922,883.569		$ 54,241,312

244

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Capital Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	144,164.162	$ 17.19	$ 2,478,182
Band 8	409.897	17.05	6,989
Band 10	98,428.953	16.96	1,669,355
Band 11	3,773.098	16.91	63,803
Band 12	57,230.092	16.87	965,472
Band 13	1,493.427	13.90	20,759
Band 14	30,385.566	14.43	438,464
Band 15	79,660.825	14.41	1,147,912
Band 17	71,398.902	14.32	1,022,432
Band 20	363,780.040	16.78	6,104,229
Band 46	39,300.130	13.72	539,198
	890,025.092		$ 14,456,795

245

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Global Franchise Portfolio - Service
Class
Contracts in accumulation period:
Band 1	89.417	$ 17.98	$ 1,608
Band 2	7,205.647	17.78	128,116
Band 3	612.185	17.42	10,664
Band 4	69,246.319	17.52	1,213,196
Band 5	50,329.378	17.47	879,254
Band 6	2,698,953.511	17.37	46,880,822
Band 7	1,544,218.626	17.32	26,745,867
Band 8	1,244,867.216	17.23	21,449,062
Band 9	149,740.913	17.18	2,572,549
Band 10	3,674,853.612	17.13	62,950,242
Band 11	623,438.795	17.08	10,648,335
Band 12	280,577.346	17.03	4,778,232
Band 13	1,414,688.149	16.98	24,021,405
Band 14	2,273,525.097	16.88	38,377,104
Band 15	897,715.772	16.83	15,108,556
Band 16	122,977.559	16.74	2,058,644
Band 17	1,881,748.014	16.69	31,406,374
Band 18	21,621.358	16.64	359,779
Band 19	171,699.918	16.54	2,839,917
Band 20	731,715.714	16.93	12,387,947
Band 21	133,783.721	16.78	2,244,891
Band 25	10,837.272	17.88	193,770
Band 26	98,964.854	13.95	1,380,560
Band 27	16,907.716	13.84	234,003
Band 28	4,891.602	13.78	67,406
Band 29	181,142.342	13.76	2,492,519
Band 30	40,607.079	13.65	554,287
Band 31	42,627.999	13.59	579,315
Band 32	459.838	13.49	6,203
Band 34	3,266.760	13.36	43,644
Band 38	66,682.122	12.47	831,526
Band 41	23,164.904	13.65	316,201
Band 42	440.758	13.58	5,985
Band 43	50,450.856	13.52	682,096
Band 44	689.024	13.39	9,226
Band 45	16,805.626	13.33	224,019
Band 46	1,572,528.028	14.16	22,266,997
Band 47	147,370.143	14.09	2,076,445
Band 50	569.583	12.34	7,029
Band 51	40,921.518	12.28	502,516
Band 52	433.341	12.40	5,373
Band 53	813.772	12.35	10,050
Band 55	9,500.413	12.38	117,615
	20,323,683.817		$ 339,669,349

246

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Global Franchise Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	888,854.578	$ 18.55	$ 16,488,252
Band 7	6,484.539	18.50	119,964
Band 8	467.904	18.40	8,609
Band 10	788,106.420	18.30	14,422,347
Band 11	15,468.493	18.25	282,300
Band 12	287,724.109	18.20	5,236,579
Band 13	11,010.666	14.27	157,122
Band 14	151,592.384	15.19	2,302,688
Band 15	766,687.431	15.16	11,622,981
Band 17	318,607.536	15.07	4,801,416
Band 20	1,249,687.214	18.11	22,631,835
Band 46	619,476.994	14.09	8,728,431

	5,104,168.268		$ 86,802,524

247

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Growth and Income Portfolio - Service
Class
Currently payable annuity contracts	1,860.900	$ 34.28	$ 63,792
Contracts in accumulation period:
Band 1	5,425.143	35.27	191,345
Band 2	459,546.098	34.28	15,753,240
Band 3	10,643.217	32.59	346,862
Band 4	241,574.230	33.11	7,998,523
Band 5	133,609.268	32.83	4,386,392
Band 6	3,278,626.509	32.41	106,260,285
Band 7	1,910,349.964	32.13	61,379,544
Band 8	3,733,208.283	31.72	118,417,367
Band 9	349,212.417	31.44	10,979,238
Band 10	1,762,925.820	31.22	55,038,544
Band 11	3,931,480.677	30.99	121,836,586
Band 12	540,794.345	30.77	16,640,242
Band 13	1,754,312.290	30.55	53,594,240
Band 14	2,295,715.300	30.11	69,123,988
Band 15	433,803.003	29.89	12,966,372
Band 16	74,256.783	29.46	2,187,605
Band 17	843,024.078	29.24	24,650,024
Band 18	39,973.924	29.03	1,160,443
Band 19	100,563.746	28.61	2,877,129
Band 20	666,928.942	30.33	20,227,955
Band 21	144,407.636	29.67	4,284,575
Band 24	48.629	36.83	1,791
Band 25	32,902.262	34.78	1,144,341
Band 26	148,515.203	13.02	1,933,668
Band 27	99,107.917	12.91	1,279,483
Band 28	7,942.807	12.86	102,144
Band 29	443,150.671	12.84	5,690,055
Band 30	93,646.314	12.73	1,192,118
Band 31	41,623.009	12.68	527,780
Band 32	2,252.146	12.58	28,332
Band 33	230.357	12.51	2,882
Band 38	23,386.054	11.58	270,811
Band 41	24,252.229	12.74	308,973
Band 42	9,540.653	12.67	120,880
Band 43	52,622.726	12.61	663,573
Band 45	3,639.017	12.44	45,269
Band 46	1,160,551.896	12.50	14,506,899
Band 47	85,811.200	12.44	1,067,491
Band 50	561.473	11.47	6,440
Band 51	5,955.191	11.42	68,008
	24,947,982.327		$ 739,325,229

248

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Growth and Income Portfolio - Service
2 Class
Contracts in accumulation period:
Band 6	685,778.190	$ 17.30	$ 11,863,963
Band 7	16,112.856	17.26	278,108
Band 8	1,615.940	17.17	27,746
Band 10	489,965.667	17.07	8,363,714
Band 11	16,380.768	17.03	278,964
Band 12	361,256.614	16.98	6,134,137
Band 13	14,225.382	12.60	179,240
Band 14	98,560.932	13.58	1,338,457
Band 15	386,412.900	13.55	5,235,895
Band 17	364,689.973	13.47	4,912,374
Band 20	1,913,417.732	16.89	32,317,625
Band 46	496,112.346	12.44	6,171,638
	4,844,529.300		$ 77,101,861

249

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service Class
Currently payable annuity contracts	1,068.210	$ 70.72	$ 75,544
Contracts in accumulation period:
Band 1	3,830.231	73.47	281,407
Band 2	82,788.671	70.72	5,854,815
Band 3	1,004.024	66.13	66,396
Band 4	66,634.861	67.51	4,498,519
Band 5	43,519.112	66.79	2,906,641
Band 6	1,233,035.527	65.61	80,899,461
Band 7	925,649.677	64.90	60,074,664
Band 8	780,244.581	63.75	49,740,592
Band 9	114,199.424	63.05	7,200,274
Band 10	905,351.742	62.45	56,539,216
Band 11	559,408.709	61.85	34,599,429
Band 12	224,151.840	61.26	13,731,542
Band 13	781,012.450	60.68	47,391,835
Band 14	1,120,556.682	59.52	66,695,534
Band 15	431,098.845	58.95	25,413,277
Band 16	58,594.091	57.82	3,387,910
Band 17	869,365.394	57.26	49,779,862
Band 18	23,115.212	56.71	1,310,864
Band 19	67,933.174	55.63	3,779,122
Band 20	442,430.365	60.10	26,590,065
Band 21	63,975.975	58.38	3,734,917
Band 24	73.332	77.80	5,705
Band 25	12,711.943	72.10	916,531
Band 26	115,394.337	17.92	2,067,867
Band 27	30,730.185	17.72	544,539
Band 28	6,672.742	17.62	117,574
Band 29	170,169.509	17.59	2,993,282
Band 30	66,215.622	17.40	1,152,152
Band 31	46,502.628	17.30	804,495
Band 32	745.641	17.11	12,758
Band 33	1,895.479	16.99	32,204
Band 34	1,666.534	16.89	28,148
Band 38	49,172.958	10.01	492,221
Band 41	46,072.010	17.40	801,653
Band 42	22,879.754	17.27	395,133
Band 43	111,112.108	17.18	1,908,906
Band 44	9,528.579	16.95	161,509
Band 45	20,411.808	16.61	339,040
Band 46	1,500,462.611	12.62	18,935,838
Band 47	199,744.504	12.56	2,508,791
Band 51	3,779.515	9.92	37,493
Band 53	778.663	9.98	7,771
Band 54	2,135.709	9.93	21,208
Band 55	9,022.262	10.00	90,223
	11,226,847.230		$ 578,926,927

250

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	302,582.074	$ 22.31	$ 6,750,606
Band 7	2,297.154	22.25	51,112
Band 8	100.621	22.13	2,227
Band 10	224,457.790	22.02	4,942,561
Band 11	3,580.120	21.96	78,619
Band 12	76,279.581	21.90	1,670,523
Band 13	3,585.046	12.72	45,602
Band 14	48,943.024	15.68	767,427
Band 15	224,737.499	15.65	3,517,142
Band 17	91,206.272	15.56	1,419,170
Band 20	391,483.637	21.78	8,526,514
Band 46	223,003.963	12.56	2,800,930
	1,592,256.781		$ 30,572,433

251

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 2	1,155.062	$ 13.69	$ 15,813
Band 4	38,457.544	13.61	523,407
Band 5	4,034.909	13.60	54,875
Band 6	384,429.374	13.57	5,216,707
Band 7	162,740.441	13.56	2,206,760
Band 8	226,870.234	13.53	3,069,554
Band 9	62,283.179	13.51	841,446
Band 10	270,992.704	13.50	3,658,402
Band 11	41,368.557	13.48	557,648
Band 12	9,323.699	13.47	125,590
Band 13	151,926.829	13.45	2,043,416
Band 14	244,771.682	13.43	3,287,284
Band 15	138,878.813	13.41	1,862,365
Band 16	17,451.128	13.38	233,496
Band 17	178,023.565	13.37	2,380,175
Band 18	196.399	13.35	2,622
Band 19	8,780.063	13.33	117,038
Band 20	39,082.879	13.44	525,274
Band 21	16,859.387	13.40	225,916
Band 25	328.187	13.71	4,499
Band 26	77,530.667	13.70	1,062,170
Band 27	28,565.103	13.61	388,771
Band 28	8,411.481	13.57	114,144
Band 29	70,167.395	13.55	950,768
Band 30	25,780.463	13.47	347,263
Band 31	38,241.996	13.43	513,590
Band 32	910.933	13.34	12,152
Band 33	929.512	13.29	12,353
Band 34	1,525.686	13.24	20,200
Band 35	140,155.791	11.76	1,648,232
Band 36	12,131.230	11.72	142,178
Band 37	12,179.665	11.69	142,380
Band 38	282,655.760	11.71	3,309,899
Band 39	90,329.632	11.67	1,054,147
Band 40	24,941.192	11.64	290,315
Band 41	3,743.586	13.47	50,426
Band 42	4,012.811	13.41	53,812
Band 43	13,365.566	13.37	178,698
Band 45	2,724.307	13.23	36,043
Band 46	109,156.057	13.34	1,456,142
Band 47	23,207.098	13.30	308,654
Band 49	184,582.030	10.77	1,987,948
	3,153,202.596		$ 41,032,572

252

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	7,282.842	$ 13.39	$ 97,517
Band 10	12,992.594	13.31	172,931
Band 12	28.160	13.29	374
Band 14	133.949	13.24	1,773
Band 15	19,106.092	13.23	252,774
Band 17	2,719.996	13.19	35,877
Band 20	10,407.109	13.26	137,998
Band 46	7,672.131	13.16	100,965
	60,342.873		$ 800,209

ING Wells Fargo Disciplined Value Portfolio - Service
Class
Currently payable annuity contracts	3,973.792	$ 25.87	$ 102,802
Contracts in accumulation period:
Band 1	4,111.495	26.70	109,777
Band 2	459,025.768	25.87	11,874,997
Band 3	6,656.661	24.47	162,888
Band 4	78,541.053	24.90	1,955,672
Band 5	80,139.735	24.67	1,977,047
Band 6	1,095,548.155	24.32	26,643,731
Band 7	961,260.180	24.09	23,156,758
Band 8	1,157,241.219	23.75	27,484,479
Band 9	292,332.673	23.52	6,875,664
Band 10	296,949.465	23.34	6,930,801
Band 11	1,521,531.966	23.15	35,223,465
Band 12	293,262.028	22.97	6,736,229
Band 13	789,321.939	22.79	17,988,647
Band 14	1,099,587.408	22.43	24,663,746
Band 15	62,422.101	22.25	1,388,892
Band 16	17,521.876	21.90	383,729
Band 17	230,946.100	21.72	5,016,149
Band 18	17,020.773	21.55	366,798
Band 19	44,904.567	21.21	952,426
Band 20	182,633.678	22.61	4,129,347
Band 21	44,355.566	22.07	978,927
Band 25	15,792.768	26.28	415,034
Band 26	15,836.554	12.27	194,315
Band 28	3,357.551	12.12	40,694
Band 29	16,800.453	12.11	203,453
Band 30	5,874.445	12.01	70,552
Band 31	10,031.571	11.96	119,978
Band 38	2,499.970	10.59	26,475
Band 41	1,248.420	12.01	14,994
Band 42	5,135.061	11.95	61,364
Band 43	1,868.259	11.90	22,232
Band 44	282.228	11.78	3,325
Band 46	134,909.473	11.24	1,516,382
Band 47	16,024.000	11.19	179,309
	8,968,948.951		$ 207,971,078

253

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Wells Fargo Disciplined Value Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	32,716.959	$ 15.63	$ 511,366
Band 10	30,390.558	15.42	468,622
Band 11	979.412	15.37	15,054
Band 12	11,966.384	15.33	183,445
Band 13	631.132	11.33	7,151
Band 14	6,523.228	12.00	78,279
Band 15	10,583.883	11.98	126,795
Band 17	18,410.745	11.91	219,272
Band 20	134,394.755	15.25	2,049,520
Band 46	42,229.558	11.19	472,549
	288,826.614		$ 4,132,053

ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Band 2	2,984.243	$ 10.97	$ 32,737
Band 4	5,894.801	10.92	64,371
Band 5	5,491.567	10.91	59,913
Band 6	156,048.761	10.88	1,697,811
Band 7	67,450.430	10.87	733,186
Band 8	119,827.692	10.85	1,300,130
Band 9	16,687.996	10.84	180,898
Band 10	282,308.292	10.82	3,054,576
Band 11	14,434.814	10.81	156,040
Band 12	9,616.636	10.80	103,860
Band 13	132,324.424	10.79	1,427,781
Band 14	135,586.251	10.77	1,460,264
Band 15	86,340.164	10.76	929,020
Band 16	18,223.754	10.73	195,541
Band 17	114,045.385	10.72	1,222,567
Band 18	76.732	10.71	822
Band 19	3,606.415	10.69	38,553
Band 20	26,780.590	10.78	288,695
Band 21	7,265.270	10.74	78,029
Band 25	3,525.235	11.00	38,778
Band 26	4,618.725	10.99	50,760
Band 27	1,575.308	10.92	17,202
Band 28	1,543.844	10.88	16,797
Band 29	7,145.914	10.87	77,676
Band 30	5,183.790	10.80	55,985
Band 31	9,700.468	10.77	104,474
Band 38	2,150.210	10.43	22,427
Band 41	831.443	10.80	8,980
Band 42	2,027.693	10.76	21,818
Band 43	1,184.090	10.72	12,693
Band 46	68,985.309	10.70	738,143
Band 47	11,441.852	10.66	121,970
	1,324,908.098		$ 14,312,497

254

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	2,066.585	$ 10.86	$ 22,443
Band 8	851.517	10.82	9,213
Band 10	9,509.417	10.80	102,702
Band 12	733.621	10.78	7,908
Band 14	3,620.864	10.74	38,888
Band 15	4,804.607	10.73	51,553
Band 17	267.832	10.70	2,866
Band 20	32,613.353	10.75	350,594
Band 46	5,180.499	10.67	55,276
	59,648.295		$ 641,443

ING Diversified International Fund - Class R
Contracts in accumulation period:
Band 35	2,324.827	$ 11.86	$ 27,572
Band 36	3,697.822	11.83	43,745
Band 38	19,370.745	11.82	228,962
Band 39	4,974.709	11.80	58,702
Band 40	3,283.239	11.78	38,677
	33,651.342		$ 397,658

ING American Century Large Company Value Portfolio
- Service Class
Contracts in accumulation period:
Band 35	15,714.882	$ 12.54	$ 197,065
Band 36	1,292.426	12.39	16,013
Band 37	303.794	12.28	3,731
Band 38	15,882.913	14.54	230,938
Band 39	3,405.198	14.41	49,069
Band 40	2,091.974	14.32	29,957
	38,691.187		$ 526,773

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Band 35	3,943.985	$ 15.53	$ 61,250
Band 36	3,079.596	15.35	47,272
Band 38	22,502.655	16.66	374,894
Band 39	1,038.239	16.52	17,152
Band 40	1,125.107	16.41	18,463
	31,689.582		$ 519,031

255

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,175.200	$ 13.23	$ 55,238
Band 4	100,199.952	13.14	1,316,627
Band 5	21,225.288	13.12	278,476
Band 6	2,503,316.894	13.08	32,743,385
Band 7	1,063,040.358	13.07	13,893,937
Band 8	1,741,643.928	13.03	22,693,620
Band 9	219,133.006	13.01	2,850,920
Band 10	2,907,329.602	12.99	37,766,212
Band 11	505,384.445	12.98	6,559,890
Band 12	172,288.715	12.96	2,232,862
Band 13	1,404,431.573	12.94	18,173,345
Band 14	1,443,539.368	12.91	18,636,093
Band 15	1,102,937.971	12.89	14,216,870
Band 16	211,607.972	12.85	2,719,162
Band 17	1,477,278.989	12.83	18,953,489
Band 18	5,123.622	12.82	65,685
Band 19	59,702.121	12.78	762,993
Band 20	377,326.051	12.92	4,875,053
Band 21	81,244.804	12.87	1,045,621
Band 26	205,623.181	13.24	2,722,451
Band 27	54,950.346	13.14	722,048
Band 28	8,928.841	13.08	116,789
Band 29	219,815.132	13.06	2,870,786
Band 30	37,265.944	12.96	482,967
Band 31	53,673.746	12.90	692,391
Band 32	402.410	12.80	5,151
Band 34	3,637.702	12.68	46,126
Band 35	109,065.519	18.82	2,052,613
Band 36	25,122.380	18.61	467,527
Band 37	7,297.774	18.45	134,644
Band 38	341,743.257	18.55	6,339,337
Band 39	142,690.026	18.38	2,622,643
Band 40	30,668.596	18.26	560,009
Band 41	17,552.246	12.96	227,477
Band 42	19,574.012	12.89	252,309
Band 43	67,537.319	12.84	867,179
Band 44	1,231.271	12.71	15,649
Band 45	27,234.875	12.66	344,794
Band 46	1,267,944.332	12.80	16,229,687
Band 47	208,721.709	12.75	2,661,202
Band 50	17,010.486	11.46	194,940
Band 51	704.185	11.41	8,035
Band 52	15.260	11.52	176
Band 53	3,595.186	11.48	41,273
Band 54	953.929	11.43	10,903
Band 55	8,856.582	11.50	101,851
	18,282,746.105		$ 240,630,435

256

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Band 2	5,142.515	$ 10.28	$ 52,865
Band 4	64,798.685	10.23	662,891
Band 5	20,335.971	10.22	207,834
Band 6	1,892,774.444	10.21	19,325,227
Band 7	722,546.049	10.20	7,369,970
Band 8	1,084,038.326	10.18	11,035,510
Band 9	152,938.535	10.17	1,555,385
Band 10	2,975,001.853	10.16	30,226,019
Band 11	353,820.168	10.16	3,594,813
Band 12	176,039.499	10.15	1,786,801
Band 13	1,243,596.963	10.14	12,610,073
Band 14	1,150,009.286	10.12	11,638,094
Band 15	887,486.194	10.11	8,972,485
Band 16	180,046.222	10.09	1,816,666
Band 17	1,065,809.645	10.09	10,754,019
Band 18	5,867.590	10.08	59,145
Band 19	21,531.284	10.06	216,605
Band 20	378,257.329	10.13	3,831,747
Band 21	78,767.720	10.10	795,554
Band 26	127,183.308	10.29	1,308,716
Band 27	56,002.045	10.23	572,901
Band 28	5,718.898	10.21	58,390
Band 29	166,041.093	10.20	1,693,619
Band 30	31,464.136	10.15	319,361
Band 31	4,111.966	10.12	41,613
Band 38	85,509.537	11.27	963,692
Band 41	7,555.468	10.15	76,688
Band 42	11,734.808	10.11	118,639
Band 43	68,994.685	10.09	696,156
Band 44	1,965.979	10.03	19,719
Band 45	1,798.065	10.00	17,981
Band 46	991,086.953	10.07	9,980,246
Band 47	148,855.363	10.04	1,494,508
Band 50	10,311.891	11.19	115,390
Band 51	736.145	11.13	8,193
Band 52	1,399.428	11.25	15,744
Band 53	1,764.270	11.20	19,760
Band 54	5,127.566	11.15	57,172
Band 55	1,772.931	11.23	19,910
	14,187,942.813		$ 144,110,101

257

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 2	9,695.677	$ 11.52	$ 111,694
Band 4	125,072.230	11.46	1,433,328
Band 5	34,733.995	11.45	397,704
Band 6	1,733,413.306	11.43	19,812,914
Band 7	450,277.516	11.42	5,142,169
Band 8	1,263,874.182	11.39	14,395,527
Band 9	390,708.526	11.38	4,446,263
Band 10	2,974,581.136	11.37	33,820,988
Band 11	425,913.870	11.35	4,834,122
Band 12	106,843.272	11.34	1,211,603
Band 13	1,154,957.849	11.33	13,085,672
Band 14	1,672,008.762	11.31	18,910,419
Band 15	970,586.133	11.29	10,957,917
Band 16	230,548.767	11.27	2,598,285
Band 17	1,255,005.183	11.26	14,131,358
Band 18	5,960.957	11.25	67,061
Band 19	62,501.389	11.22	701,266
Band 20	326,227.652	11.32	3,692,897
Band 21	173,699.554	11.28	1,959,331
Band 25	52,267.386	11.55	603,688
Band 26	112,119.722	11.54	1,293,862
Band 27	107,997.723	11.46	1,237,654
Band 28	36,188.207	11.43	413,631
Band 29	100,792.560	11.41	1,150,043
Band 30	30,712.741	11.34	348,282
Band 31	21,550.001	11.31	243,731
Band 32	918.914	11.24	10,329
Band 34	308.192	11.15	3,436
Band 35	22,457.651	13.41	301,157
Band 36	4,852.531	13.25	64,296
Band 37	351.721	13.13	4,618
Band 38	154,470.986	15.21	2,349,504
Band 39	4,670.510	15.08	70,431
Band 40	2,676.328	14.98	40,091
Band 41	47,961.813	11.34	543,887
Band 42	10,160.741	11.30	114,816
Band 43	105,739.235	11.26	1,190,624
Band 44	3,026.748	11.17	33,809
Band 45	2,021.946	11.14	22,524
Band 46	1,658,054.908	11.23	18,619,957
Band 47	179,994.860	11.20	2,015,942
Band 50	15,355.688	11.54	177,205
Band 51	8,941.999	11.48	102,654
Band 52	1,104.662	11.60	12,814
Band 53	675.777	11.55	7,805
Band 54	5,646.932	11.50	64,940
Band 55	11,581.320	11.58	134,112
	16,069,211.758		$ 182,886,360

258

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan International Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,142.353	$ 19.91	$ 22,744
Band 4	54,689.392	19.70	1,077,381
Band 5	9,113.304	19.65	179,076
Band 6	1,046,143.809	19.57	20,473,034
Band 7	519,263.428	19.52	10,136,022
Band 8	545,554.881	19.44	10,605,587
Band 9	78,228.607	19.40	1,517,635
Band 10	1,210,673.517	19.35	23,426,533
Band 11	264,434.701	19.31	5,106,234
Band 12	87,006.083	19.27	1,676,607
Band 13	597,701.174	19.23	11,493,794
Band 14	1,181,636.981	19.14	22,616,532
Band 15	641,782.175	19.10	12,258,040
Band 16	50,730.257	19.01	964,382
Band 17	1,050,615.310	18.97	19,930,172
Band 18	3,473.182	18.93	65,747
Band 19	139,135.413	18.85	2,622,703
Band 20	650,366.771	19.18	12,474,035
Band 21	52,264.375	19.06	996,159
Band 26	69,005.862	19.96	1,377,357
Band 27	13,467.024	19.70	265,300
Band 28	4,315.797	19.57	84,460
Band 29	56,464.770	19.52	1,102,192
Band 30	24,256.629	19.27	467,425
Band 31	29,018.407	19.14	555,412
Band 33	519.291	18.73	9,726
Band 34	266.028	18.61	4,951
Band 35	30,341.946	17.69	536,749
Band 36	633.885	17.48	11,080
Band 37	3,978.287	17.32	68,904
Band 38	86,956.286	20.50	1,782,604
Band 39	10,065.837	20.32	204,538
Band 40	17,333.541	20.18	349,791
Band 41	59,169.662	19.27	1,140,199
Band 42	6,537.659	19.10	124,869
Band 43	33,088.794	18.98	628,025
Band 44	839.875	15.72	13,203
Band 45	4,219.281	15.51	65,441
Band 46	727,074.023	14.23	10,346,263
Band 47	182,535.270	14.16	2,584,699
Band 50	995.126	12.40	12,340
Band 51	849.126	12.35	10,487
Band 55	484.800	12.45	6,036
	9,546,372.919		$ 179,394,468

259

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	62,936.339	$ 16.30	$ 1,025,862
Band 7	26,147.544	17.27	451,568
Band 9	95,158.925	17.12	1,629,121
Band 10	63,076.035	13.90	876,757
Band 13	16,584.582	16.93	280,777
Band 15	80,299.931	16.78	1,347,433
Band 19	13,224.269	13.59	179,718
Band 20	53,029.434	13.80	731,806
Band 21	48,298.850	13.72	662,660
Band 26	88,981.693	17.77	1,581,205
Band 27	38,943.989	17.47	680,351
Band 28	11,299.920	17.32	195,715
Band 29	132,151.095	17.27	2,282,249
Band 30	88,253.206	16.97	1,497,657
Band 31	53,606.163	16.83	902,192
Band 32	2,680.850	16.55	44,368
Band 33	1,997.272	16.36	32,675
Band 34	4,012.368	16.22	65,081
Band 35	84,162.831	17.98	1,513,248
Band 36	27,471.972	17.77	488,177
Band 37	10,629.896	17.62	187,299
Band 38	186,008.857	17.15	3,190,052
Band 39	68,219.854	16.99	1,159,055
Band 40	18,159.416	16.88	306,531
Band 41	21,997.463	15.95	350,860
Band 42	23,415.223	15.81	370,195
Band 43	71,264.011	15.70	1,118,845
Band 44	350.741	13.63	4,781
Band 45	826.659	13.50	11,160
	1,393,189.388		$ 23,167,398

260

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class
Contracts in accumulation period:
Band 2	6,907.200	$ 13.66	$ 94,352
Band 4	24,130.621	13.51	326,005
Band 5	11,032.095	13.48	148,713
Band 6	1,186,300.693	13.42	15,920,155
Band 7	1,125,695.126	13.40	15,084,315
Band 8	635,240.025	13.34	8,474,102
Band 9	64,710.677	13.31	861,299
Band 10	1,672,154.279	13.28	22,206,209
Band 11	464,986.817	13.25	6,161,075
Band 12	70,921.760	13.22	937,586
Band 13	597,343.418	13.19	7,878,960
Band 14	1,822,960.271	13.13	23,935,468
Band 15	449,647.987	13.10	5,890,389
Band 16	84,576.202	13.05	1,103,719
Band 17	1,265,063.511	13.02	16,471,127
Band 18	2,937.440	12.99	38,157
Band 19	72,076.136	12.93	931,944
Band 20	1,109,999.631	13.16	14,607,595
Band 21	62,162.257	13.07	812,461
Band 26	44,916.833	13.69	614,911
Band 27	9,621.563	13.51	129,987
Band 28	5,001.595	13.42	67,121
Band 29	21,333.331	13.39	285,653
Band 30	35,682.151	13.22	471,718
Band 31	22,089.455	13.13	290,035
Band 33	166.543	12.85	2,140
Band 34	15,861.442	12.77	202,551
Band 35	6,628.400	12.73	84,380
Band 36	1,365.528	12.67	17,301
Band 37	4,524.904	13.60	61,539
Band 38	19,652.992	12.65	248,610
Band 39	6,286.128	12.58	79,079
Band 40	14,668.828	12.53	183,800
Band 41	21,724.215	13.22	287,194
Band 42	6,939.100	13.11	90,972
Band 43	15,262.767	13.02	198,721
Band 44	12,458.809	11.76	146,516
Band 45	7,562.908	11.50	86,973
Band 46	528,419.108	11.53	6,092,672
Band 47	58,814.913	11.47	674,607
Band 52	1,837.334	10.62	19,512
	11,589,664.993		$ 152,219,623

261

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Neuberger Berman Partners Portfolio - Service
Class
Contracts in accumulation period:
Band 1	6,895.752	$ 10.71	$ 73,854
Band 2	208,477.543	11.11	2,316,186
Band 3	4,110.928	11.04	45,385
Band 4	145,225.220	11.06	1,606,191
Band 5	118,841.417	11.05	1,313,198
Band 6	1,876,007.587	11.03	20,692,364
Band 7	1,431,436.512	11.02	15,774,430
Band 8	1,962,803.756	11.00	21,590,841
Band 9	291,880.152	11.00	3,210,682
Band 10	585,722.242	10.99	6,437,087
Band 11	2,262,936.650	10.98	24,847,044
Band 12	432,907.300	10.97	4,748,993
Band 13	1,158,078.657	10.96	12,692,542
Band 14	1,361,608.238	10.94	14,895,994
Band 15	165,736.356	10.93	1,811,498
Band 16	27,919.273	10.91	304,599
Band 17	377,437.114	10.90	4,114,065
Band 18	28,961.431	10.89	315,390
Band 19	48,601.457	10.87	528,298
Band 20	484,056.849	10.95	5,300,422
Band 21	106,435.430	10.92	1,162,275
Band 25	18,300.709	10.70	195,818
Band 26	39,730.453	11.12	441,803
Band 27	15,521.499	11.06	171,668
Band 28	5,715.852	11.03	63,046
Band 29	42,487.926	11.02	468,217
Band 30	29,518.369	10.97	323,817
Band 31	27,881.091	10.94	305,019
Band 32	3,476.123	10.88	37,820
Band 33	430.868	10.85	4,675
Band 38	1,296.267	12.36	16,022
Band 41	2,708.558	10.97	29,713
Band 42	5,209.205	10.93	56,937
Band 43	24,798.110	10.90	270,299
Band 44	12,097.496	10.84	131,137
Band 45	845.954	10.81	9,145
Band 46	213,124.161	10.88	2,318,791
Band 47	15,707.754	10.85	170,429
Band 50	9,173.950	12.25	112,381
	13,554,104.209		$ 148,908,075

262

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Neuberger Berman Regency Portfolio - Service
Class
Contracts in accumulation period:
Band 4	28,410.879	$ 10.20	$ 289,791
Band 5	365.276	10.19	3,722
Band 6	147,597.228	10.17	1,501,064
Band 7	60,843.115	10.16	618,166
Band 8	107,775.983	10.15	1,093,926
Band 9	14,753.346	10.14	149,599
Band 10	231,226.591	10.13	2,342,325
Band 11	25,796.220	10.12	261,058
Band 12	5,225.166	10.11	52,826
Band 13	87,986.153	10.10	888,660
Band 14	105,607.493	10.09	1,065,580
Band 15	53,320.307	10.08	537,469
Band 16	9,198.601	10.06	92,538
Band 17	112,823.022	10.05	1,133,871
Band 18	745.780	10.04	7,488
Band 19	24,240.642	10.03	243,134
Band 20	22,710.755	10.09	229,152
Band 21	20,387.028	10.07	205,297
Band 26	9,622.706	10.25	98,633
Band 27	412.998	10.20	4,213
Band 29	76,503.539	10.16	777,276
Band 30	2,881.515	10.11	29,132
Band 31	6,180.134	10.09	62,358
Band 38	6,472.463	11.36	73,527
Band 41	3,916.478	10.11	39,596
Band 43	4,408.829	10.05	44,309
Band 46	79,926.812	10.03	801,666
Band 47	21,665.506	10.01	216,872
Band 50	1,789.912	11.27	20,172
	1,272,794.477		$ 12,883,420

ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Band 35	14,366.548	$ 11.76	$ 168,951
Band 36	2,612.096	11.61	30,326
Band 37	1,825.202	11.51	21,008
Band 38	24,089.549	13.02	313,646
Band 39	2,741.146	12.91	35,388
Band 40	4,271.645	12.82	54,762
	49,906.186		$ 624,081

263

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 4	31,636.088	$ 14.73	$ 466,000
Band 7	8,845.190	14.65	129,582
Band 9	49,328.750	14.59	719,706
Band 10	12,778.110	14.57	186,177
Band 13	8,425.192	14.51	122,250
Band 15	27,586.564	14.45	398,626
Band 19	5,209.688	14.34	74,707
Band 20	5,502.893	14.49	79,737
Band 21	5,869.469	14.43	84,696
Band 26	119,469.184	14.86	1,775,312
Band 27	49,922.491	14.73	735,358
Band 28	8,636.216	14.67	126,693
Band 29	115,631.309	14.65	1,693,999
Band 30	55,303.397	14.53	803,558
Band 31	61,536.759	14.47	890,437
Band 32	1,835.522	14.36	26,358
Band 33	172.599	14.28	2,465
Band 35	158,013.216	14.94	2,360,717
Band 36	8,235.658	14.86	122,382
Band 37	1,260.622	14.79	18,645
Band 38	138,312.173	14.84	2,052,553
Band 39	54,370.193	14.75	801,960
Band 40	14,852.558	14.69	218,184
Band 41	2,904.220	14.54	42,227
Band 42	8,103.289	14.46	117,174
Band 43	15,302.883	14.40	220,362
Band 45	2,713.378	14.20	38,530
	971,757.611		$ 14,308,395

264

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 2	5,666.097	$ 14.71	$ 83,348
Band 4	92,165.432	17.61	1,623,033
Band 5	35,394.051	16.73	592,142
Band 6	1,491,443.909	14.55	21,700,509
Band 7	303,484.102	16.59	5,034,801
Band 8	782,649.668	14.49	11,340,594
Band 9	152,046.440	16.45	2,501,164
Band 10	1,647,677.215	14.73	24,270,285
Band 11	229,042.766	14.43	3,305,087
Band 12	53,080.051	14.41	764,884
Band 13	522,373.258	16.26	8,493,789
Band 14	709,892.022	14.35	10,186,951
Band 15	616,582.816	16.12	9,939,315
Band 16	91,883.077	14.29	1,313,009
Band 17	1,076,656.174	14.27	15,363,884
Band 18	25,697.982	14.25	366,196
Band 19	51,220.983	14.40	737,582
Band 20	227,754.748	14.62	3,329,774
Band 21	89,257.586	14.54	1,297,805
Band 26	168,972.607	17.07	2,884,362
Band 27	14,956.775	16.78	250,975
Band 28	10,016.308	16.64	166,671
Band 29	205,356.289	16.59	3,406,861
Band 30	53,349.939	16.30	869,604
Band 31	16,882.679	16.16	272,824
Band 34	3,889.667	15.58	60,601
Band 35	200,450.561	17.27	3,461,781
Band 36	53,749.859	17.07	917,510
Band 37	38,005.094	16.93	643,426
Band 38	450,323.922	18.62	8,385,031
Band 39	172,735.354	18.45	3,186,967
Band 40	46,481.877	18.33	852,013
Band 41	24,545.676	17.23	422,922
Band 42	8,114.590	17.08	138,597
Band 43	55,063.068	16.97	934,420
Band 44	1,342.988	14.78	19,849
Band 45	19,329.449	14.58	281,823
Band 46	627,444.649	14.23	8,928,537
Band 47	113,785.242	14.18	1,613,475
Band 50	4,170.846	12.11	50,509
Band 51	3,570.017	12.05	43,019
Band 52	612.198	12.17	7,450
Band 53	300.531	12.12	3,642
Band 55	326.173	12.15	3,963
	10,497,744.735		$ 160,050,984

265

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Service
Class
Contracts in accumulation period:
Band 35	256,665.694	$ 11.72	$ 3,008,122
Band 36	44,914.426	11.65	523,253
Band 37	8,146.673	11.61	94,583
Band 38	459,240.389	11.64	5,345,558
Band 39	68,289.248	11.58	790,789
Band 40	24,537.594	11.53	282,918
	861,794.024		$ 10,045,223

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 35	130,180.280	$ 13.06	$ 1,700,154
Band 36	3,722.627	12.91	48,059
Band 37	5,609.431	12.80	71,801
Band 38	187,300.067	11.91	2,230,744
Band 39	45,568.060	11.80	537,703
Band 40	13,258.051	11.72	155,384
	385,638.516		$ 4,743,845

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 35	53,037.917	$ 12.23	$ 648,654
Band 36	10,544.335	12.17	128,325
Band 37	36,350.915	12.12	440,573
Band 38	474,712.509	12.15	5,767,757
Band 39	111,207.536	12.08	1,343,387
Band 40	79,826.892	12.04	961,116
	765,680.104		$ 9,289,812

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 35	64,246.915	$ 12.70	$ 815,936
Band 36	6,311.135	12.63	79,710
Band 37	877.313	12.58	11,037
Band 38	311,792.353	12.62	3,934,819
Band 39	89,335.249	12.55	1,121,157
Band 40	43,662.050	12.50	545,776
	516,225.015		$ 6,508,435

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 35	9,761.722	$ 13.14	$ 128,269
Band 36	20,767.428	13.07	271,430
Band 38	412,431.959	13.06	5,386,361
Band 39	93,362.362	12.99	1,212,777
Band 40	58,325.901	12.93	754,154
	594,649.372		$ 7,752,991

266

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 35	8,606.310	$ 13.56	$ 116,702
Band 38	40,722.467	13.47	548,532
Band 39	32,483.947	13.40	435,285
Band 40	2,566.681	13.35	34,265
	84,379.405		$ 1,134,784

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Band 35	52,436.852	$ 11.50	$ 603,024
Band 36	10,638.654	11.44	121,706
Band 37	2,795.894	11.40	31,873
Band 38	245,892.449	11.43	2,810,551
Band 39	76,365.736	11.37	868,278
Band 40	19,583.002	11.32	221,680
	407,712.587		$ 4,657,112

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 35	56,820.489	$ 13.92	$ 790,941
Band 36	11,372.656	13.76	156,488
Band 37	3,457.327	13.63	47,123
Band 38	83,768.242	16.84	1,410,657
Band 39	36,910.360	16.70	616,403
Band 40	11,673.274	16.58	193,543
	204,002.348		$ 3,215,155

267

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	809.120	$ 10.20	$ 8,253
Band 4	41,123.793	10.18	418,640
Band 5	10,378.587	10.18	105,654
Band 6	317,542.989	10.17	3,229,412
Band 7	282,095.633	10.17	2,868,913
Band 8	209,945.009	10.16	2,133,041
Band 9	45,677.219	10.16	464,081
Band 10	552,902.808	10.16	5,617,493
Band 11	104,815.178	10.15	1,063,874
Band 12	9,217.603	10.15	93,559
Band 13	158,947.348	10.15	1,613,316
Band 14	391,502.818	10.14	3,969,839
Band 15	154,045.813	10.14	1,562,025
Band 16	16,503.675	10.13	167,182
Band 17	159,630.646	10.12	1,615,462
Band 19	2,653.560	10.11	26,827
Band 20	60,796.355	10.14	616,475
Band 21	10,546.090	10.13	106,832
Band 26	35,103.630	10.21	358,408
Band 27	9,337.084	10.18	95,052
Band 28	245.426	10.17	2,496
Band 29	87,293.843	10.17	887,778
Band 30	324.143	10.15	3,290
Band 31	575.619	10.14	5,837
Band 35	133,889.761	13.62	1,823,579
Band 36	22,931.704	13.46	308,661
Band 37	20,025.225	13.34	267,137
Band 38	191,979.122	15.93	3,058,227
Band 39	30,689.579	15.79	484,588
Band 40	16,099.122	15.68	252,434
Band 41	2,685.202	10.15	27,255
Band 42	97.200	10.14	986
Band 43	1,669.006	10.13	16,907
Band 44	347.516	10.10	3,510
Band 46	229,437.382	10.12	2,321,906
Band 47	20,545.872	10.11	207,719
Band 50	993.709	10.15	10,086
Band 52	768.775	10.17	7,818
	3,334,173.164		$ 35,824,552

268

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	10,766.361	$ 12.79	$ 137,702
Band 3	514.145	12.72	6,540
Band 4	52,781.334	12.74	672,434
Band 5	19,146.332	12.73	243,733
Band 6	1,021,785.529	12.71	12,986,894
Band 7	545,888.865	12.70	6,932,789
Band 8	766,752.361	12.67	9,714,752
Band 9	91,049.873	12.66	1,152,691
Band 10	1,480,050.005	12.65	18,722,633
Band 11	303,476.442	12.64	3,835,942
Band 12	68,021.600	12.63	859,113
Band 13	736,723.948	12.62	9,297,456
Band 14	1,002,601.398	12.60	12,632,778
Band 15	472,387.352	12.59	5,947,357
Band 16	82,707.153	12.57	1,039,629
Band 17	663,536.422	12.55	8,327,382
Band 18	4,277.767	12.54	53,643
Band 19	23,902.698	12.52	299,262
Band 20	145,537.427	12.61	1,835,227
Band 21	106,098.375	12.58	1,334,718
Band 26	58,431.811	12.80	747,927
Band 27	11,839.103	12.74	150,830
Band 28	9,088.052	12.71	115,509
Band 29	74,517.557	12.69	945,628
Band 30	18,699.922	12.63	236,180
Band 31	16,970.841	12.60	213,833
Band 32	488.118	12.54	6,121
Band 33	270.030	12.49	3,373
Band 38	77,245.703	13.64	1,053,631
Band 41	14,100.381	12.63	178,088
Band 42	12,888.614	12.59	162,268
Band 43	29,167.715	12.56	366,347
Band 44	114.035	12.48	1,423
Band 45	3,351.452	12.45	41,726
Band 46	743,055.193	12.53	9,310,482
Band 47	71,973.387	12.50	899,667
Band 50	10.124	13.48	136
Band 51	1,229.849	13.42	16,505
Band 55	7,830.621	13.54	106,027
	8,749,277.895		$ 110,588,376

269

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 4	7,250.301	$ 14.66	$ 106,289
Band 7	111.572	10.48	1,169
Band 9	24,979.171	10.38	259,284
Band 10	4,055.707	13.05	52,927
Band 13	8,916.775	10.25	91,397
Band 15	18,688.717	10.15	189,690
Band 20	613.177	12.95	7,941
Band 21	1,405.428	12.88	18,102
Band 26	25,001.449	10.83	270,766
Band 27	37,515.742	10.62	398,417
Band 28	12,598.297	10.52	132,534
Band 29	40,369.283	10.48	423,070
Band 30	25,014.102	10.28	257,145
Band 31	35,639.095	10.18	362,806
Band 41	1,140.130	14.34	16,349
Band 43	3,225.251	14.12	45,541
	246,524.197		$ 2,633,427

ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	4,077.759	$ 12.05	$ 49,137
Band 6	72,777.886	12.03	875,518
Band 7	91,639.458	12.02	1,101,506
Band 8	60,652.076	12.00	727,825
Band 9	5,173.793	12.00	62,086
Band 10	183,572.237	11.99	2,201,031
Band 11	63,252.642	11.98	757,767
Band 12	5,436.952	11.97	65,080
Band 13	70,915.903	11.96	848,154
Band 14	124,940.305	11.95	1,493,037
Band 15	42,422.611	11.94	506,526
Band 16	8,375.671	11.92	99,838
Band 17	91,624.970	11.91	1,091,253
Band 18	1,015.145	11.90	12,080
Band 19	10,051.657	11.89	119,514
Band 20	25,712.192	11.95	307,261
Band 21	4,962.509	11.93	59,203
Band 35	52,490.698	11.99	629,363
Band 36	6,624.925	11.85	78,505
Band 37	4,078.252	11.74	47,879
Band 38	42,012.300	15.42	647,830
Band 39	19,081.733	15.29	291,760
Band 40	1,155.197	15.19	17,547
Band 46	83,777.137	11.90	996,948
Band 47	22,430.023	11.87	266,244
Band 51	2,960.424	11.91	35,259
Band 55	6,060.050	12.00	72,721
	1,107,274.505		$ 13,460,872

270

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	2,302.944	$ 12.68	$ 29,201
Band 4	43,295.812	13.54	586,225
Band 5	760.979	12.58	9,573
Band 6	211,220.646	12.55	2,650,819
Band 7	70,471.169	13.44	947,133
Band 8	89,247.327	12.50	1,115,592
Band 9	10,357.275	13.37	138,477
Band 10	110,186.405	13.34	1,469,887
Band 11	44,060.455	12.44	548,112
Band 12	6,458.229	12.43	80,276
Band 13	51,489.137	13.27	683,261
Band 14	47,086.446	12.38	582,930
Band 15	51,427.095	13.20	678,838
Band 16	1,323.761	12.33	16,322
Band 17	71,144.933	12.31	875,794
Band 19	2,515.388	13.05	32,826
Band 20	14,697.770	13.25	194,745
Band 21	19,450.017	13.17	256,157
Band 26	12,654.223	13.70	173,363
Band 27	1,116.099	13.54	15,112
Band 28	6,203.595	13.47	83,562
Band 29	12,335.798	13.44	165,793
Band 30	485.000	13.29	6,446
Band 31	2,054.839	13.22	27,165
Band 35	29,473.870	12.70	374,318
Band 36	141.232	12.55	1,772
Band 37	17,301.306	12.44	215,228
Band 38	47,206.445	15.57	735,004
Band 39	5,168.848	15.44	79,807
Band 40	7,912.033	15.33	121,291
Band 41	13,143.480	13.30	174,808
Band 42	850.212	13.20	11,223
Band 43	8,868.756	13.13	116,447
Band 44	666.553	12.95	8,632
Band 46	54,181.117	12.27	664,802
Band 47	19,078.123	12.22	233,135
	1,086,337.317		$ 14,104,076

271

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Small Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 4	1,108.109	$ 10.04	$ 11,125
Band 6	37,212.268	10.01	372,495
Band 7	5,959.098	10.00	59,591
Band 8	29,708.151	9.99	296,784
Band 9	2,359.781	9.98	23,551
Band 10	38,570.168	9.97	384,545
Band 11	2,926.171	9.96	29,145
Band 12	576.215	9.95	5,733
Band 13	28,397.245	9.95	282,553
Band 14	16,383.942	9.93	162,693
Band 15	12,310.055	9.92	122,116
Band 16	1,688.605	9.90	16,717
Band 17	38,341.782	9.89	379,200
Band 19	483.526	9.87	4,772
Band 20	2,904.046	9.94	28,866
Band 21	8,028.731	9.91	79,565
Band 26	2,012.925	10.09	20,310
Band 29	5,054.797	10.00	50,548
Band 38	1,020.985	11.28	11,517
Band 46	17,937.736	9.88	177,225
Band 47	3,727.265	9.85	36,714
	256,711.601		$ 2,555,765

272

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 2	3,826.999	$ 11.78	$ 45,082
Band 4	150,106.139	14.44	2,167,533
Band 5	23,455.266	13.80	323,683
Band 6	2,261,292.545	13.72	31,024,934
Band 7	359,818.425	13.68	4,922,316
Band 8	629,661.682	13.60	8,563,399
Band 9	268,525.723	13.56	3,641,209
Band 10	2,285,681.036	13.52	30,902,408
Band 11	232,921.944	13.48	3,139,788
Band 12	485,536.670	13.44	6,525,613
Band 13	438,690.296	13.41	5,882,837
Band 14	851,683.863	12.41	10,569,397
Band 15	1,430,256.506	13.29	19,008,109
Band 16	63,527.611	11.22	712,780
Band 17	992,531.813	12.31	12,218,067
Band 19	60,733.907	12.05	731,844
Band 20	2,808,345.522	13.37	37,547,580
Band 21	132,032.459	12.17	1,606,835
Band 26	224,752.427	14.07	3,162,267
Band 27	84,982.452	13.83	1,175,307
Band 28	27,652.940	13.72	379,398
Band 29	232,633.306	13.68	3,182,424
Band 30	140,726.152	13.44	1,891,359
Band 31	57,070.440	13.33	760,749
Band 32	9,000.031	13.11	117,990
Band 33	1,382.800	12.96	17,921
Band 34	9,543.213	12.84	122,535
Band 35	128,460.049	14.24	1,829,271
Band 36	38,905.484	14.08	547,789
Band 37	21,660.015	13.96	302,374
Band 38	299,162.836	15.22	4,553,258
Band 39	88,287.153	15.08	1,331,370
Band 40	15,762.850	14.98	236,127
Band 41	38,177.025	14.13	539,441
Band 42	17,910.978	14.00	250,754
Band 43	109,951.135	13.91	1,529,420
Band 44	6,303.945	12.19	76,845
Band 45	24,011.509	12.02	288,618
Band 46	1,727,735.504	11.17	19,298,806
Band 47	74,289.000	11.36	843,923
Band 50	1,144.672	10.78	12,340
Band 55	2,037.493	10.83	22,066
	16,860,171.815		$ 222,005,766

273

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Band 35	230,011.817	$ 12.56	$ 2,888,948
Band 36	15,409.255	12.49	192,462
Band 37	5,416.190	12.44	67,377
Band 38	20,963.403	12.48	261,623
Band 39	10,434.105	12.41	129,487
Band 40	764.475	12.36	9,449
	282,999.245		$ 3,549,346

274

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period:
Band 2	3,703.489	$ 12.39	$ 45,886
Band 4	86,004.460	12.31	1,058,715
Band 5	4,262.340	12.29	52,384
Band 6	1,006,617.885	12.26	12,341,135
Band 7	229,881.315	12.24	2,813,747
Band 8	423,606.916	12.21	5,172,240
Band 9	145,150.422	12.19	1,769,384
Band 10	1,231,628.412	12.17	14,988,918
Band 11	120,696.947	12.16	1,467,675
Band 12	94,762.734	12.14	1,150,420
Band 13	454,671.965	12.12	5,510,624
Band 14	513,211.553	12.09	6,204,728
Band 15	492,315.380	12.07	5,942,247
Band 16	167,711.517	12.04	2,019,247
Band 17	537,221.438	12.02	6,457,402
Band 19	6,651.657	11.97	79,620
Band 20	154,888.809	12.11	1,875,703
Band 21	67,658.332	12.06	815,959
Band 26	118,768.877	12.41	1,473,922
Band 27	18,262.175	12.31	224,807
Band 28	4,142.916	12.26	50,792
Band 29	182,104.499	12.24	2,228,959
Band 30	49,417.641	12.14	599,930
Band 31	21,894.887	12.09	264,709
Band 32	2,835.040	11.99	33,992
Band 35	356,547.089	12.76	4,549,541
Band 36	53,428.067	12.61	673,728
Band 37	48,788.580	12.50	609,857
Band 38	729,065.288	15.26	11,125,536
Band 39	94,506.405	15.12	1,428,937
Band 40	51,924.670	15.02	779,909
Band 41	11,037.751	12.14	133,998
Band 42	758.985	12.08	9,169
Band 43	25,487.996	12.03	306,621
Band 44	700.034	11.91	8,337
Band 45	7,714.777	11.86	91,497
Band 46	496,199.394	11.99	5,949,431
Band 47	61,471.684	11.94	733,972
Band 49	101,900.595	10.15	1,034,291
Band 50	88.510	9.68	857
Band 51	906.592	9.66	8,758
Band 53	509.079	9.69	4,933
Band 55	2,103.163	9.70	20,401
	8,181,210.265		$ 102,112,918

275

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative Portfolio -
Class S
Contracts in accumulation period:
Band 35	28,151.711	$ 15.12	$ 425,654
Band 36	19,111.970	15.04	287,444
Band 37	2,136.712	14.98	32,008
Band 38	35,098.790	15.02	527,184
Band 39	11,480.021	14.94	171,512
Band 40	86.319	14.88	1,284
	96,065.523		$ 1,445,086

ING VP Strategic Allocation Growth Portfolio - Class S
Contracts in accumulation period:
Band 35	10,801.573	$ 18.15	$ 196,049
Band 37	931.773	17.98	16,753
Band 38	9,397.409	18.03	169,435
Band 39	4,050.141	17.93	72,619
	25,180.896		$ 454,856

ING VP Strategic Allocation Moderate Portfolio - Class S
Contracts in accumulation period:
Band 35	16,837.880	$ 16.63	$ 280,014
Band 36	984.582	16.54	16,285
Band 37	3,723.535	16.48	61,364
Band 38	19,320.225	16.52	319,170
Band 39	5,401.190	16.43	88,742
Band 40	5,872.211	16.37	96,128
	52,139.623		$ 861,703

ING VP Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 22	598.364	$ 9.96	$ 5,960
Band 23	14,466.280	9.96	144,084
	15,064.644		$ 150,044

276

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING VP Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 5	788.084	$ 9.96	$ 7,849
Band 6	21,254.869	9.95	211,486
Band 7	3,297.281	9.95	32,808
Band 8	8,085.999	9.95	80,456
Band 9	159.032	9.95	1,582
Band 10	15,527.888	9.95	154,502
Band 12	1,531.742	9.95	15,241
Band 13	1,104.537	9.95	10,990
Band 14	1,845.196	9.95	18,360
Band 15	5,373.773	9.95	53,469
Band 17	9,804.335	9.94	97,455
Band 20	801.726	9.95	7,977
Band 29	3,575.560	9.95	35,577
Band 35	145,541.571	16.75	2,437,821
Band 36	10,817.915	16.59	179,469
Band 37	13,618.221	16.47	224,292
Band 38	220,030.821	15.78	3,472,086
Band 39	17,603.627	15.64	275,321
Band 40	5,500.678	15.54	85,481
Band 46	1,808.065	9.94	17,972

	488,070.920		$ 7,420,194

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Band 6	85,085.396	$ 11.18	$ 951,255
Band 7	24,763.134	11.16	276,357
Band 9	885,599.646	11.08	9,812,444
Band 10	23,538.814	11.05	260,104
Band 12	11,272.331	11.00	123,996
Band 13	109,786.678	10.98	1,205,458
Band 14	15,505.270	10.93	169,473
Band 15	321,031.961	10.90	3,499,248
Band 17	16,979.644	10.83	183,890
Band 20	89,911.475	10.95	984,531
Band 26	694,284.842	11.41	7,921,790
Band 27	256,101.226	11.26	2,883,700
Band 28	73,217.368	11.18	818,570
Band 29	2,185,869.224	11.15	24,372,442
Band 30	898,075.637	11.00	9,878,832
Band 31	724,255.329	10.92	7,908,868
Band 32	26,260.499	10.78	283,088
Band 33	8,931.977	10.68	95,394
Band 34	7,311.297	10.61	77,573
Band 35	147,388.263	11.52	1,697,913
Band 36	5,079.965	11.42	58,013

	6,610,249.976		$ 73,462,939

277

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Band 6	91,812.774	$ 10.85	$ 996,169
Band 9	659,659.015	10.75	7,091,334
Band 10	10,048.067	10.73	107,816
Band 12	9,370.201	10.68	100,074
Band 13	156,538.523	10.66	1,668,701
Band 14	12,759.425	10.61	135,377
Band 15	244,110.640	10.59	2,585,132
Band 20	7,108.000	10.63	75,558
Band 26	761,148.617	11.06	8,418,304
Band 27	200,101.042	10.91	2,183,102
Band 28	48,108.191	10.84	521,493
Band 29	1,230,545.121	10.82	13,314,498
Band 30	816,494.609	10.68	8,720,162
Band 31	438,196.441	10.61	4,649,264
Band 32	28,241.063	10.48	295,966
Band 33	9,299.795	10.39	96,625
Band 34	18,820.729	10.32	194,230
Band 35	12,140.961	11.16	135,493
Band 38	22,171.775	11.04	244,776
	4,776,674.989		$ 51,534,074

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Band 6	72,473.829	$ 10.56	$ 765,324
Band 9	696,869.051	10.48	7,303,188
Band 10	13,894.007	10.46	145,331
Band 13	91,778.095	10.39	953,574
Band 14	17,887.105	10.35	185,132
Band 15	195,558.515	10.33	2,020,119
Band 26	458,926.156	10.76	4,938,045
Band 27	175,524.087	10.63	1,865,821
Band 28	72,618.980	10.56	766,856
Band 29	1,703,320.806	10.54	17,953,001
Band 30	681,730.834	10.41	7,096,818
Band 31	428,023.837	10.34	4,425,766
Band 32	37,090.326	10.22	379,063
Band 33	10,953.225	10.14	111,066
Band 34	16,142.739	10.08	162,719
Band 35	1,377.779	10.85	14,949
Band 36	10,923.757	10.76	117,540
Band 38	17,188.672	10.74	184,606
	4,702,281.800		$ 49,388,918

278

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Band 6	37,690.128	$ 11.10	$ 418,360
Band 9	474,544.746	11.01	5,224,738
Band 10	107,853.811	10.99	1,185,313
Band 12	5,941.749	10.95	65,062
Band 13	50,616.736	10.93	553,241
Band 15	199,719.830	10.87	2,170,955
Band 19	17,353.956	10.74	186,381
Band 20	9,261.400	10.91	101,042
Band 21	92,559.519	10.84	1,003,345
Band 26	376,722.357	11.29	4,253,195
Band 27	163,046.442	11.16	1,819,598
Band 28	84,686.701	11.10	940,022
Band 29	953,121.021	11.07	10,551,050
Band 30	327,790.398	10.95	3,589,305
Band 31	192,347.149	10.88	2,092,737
Band 32	79,907.272	10.76	859,802
Band 34	8,690.972	10.62	92,298
Band 35	6,024.425	11.38	68,558
Band 36	33,809.195	11.29	381,706
Band 38	11,794.954	11.27	132,929
Band 39	6,752.233	11.18	75,490
Band 40	3,826.165	11.12	42,547
Band 45	5,603.335	10.64	59,619
	3,249,664.494		$ 35,867,293

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 6	48,882.810	$ 11.54	$ 564,108
Band 9	55,143.470	11.45	631,393
Band 10	243,919.423	11.43	2,787,999
Band 13	1,230.074	11.37	13,986
Band 15	50,726.497	11.31	573,717
Band 19	4,126.701	11.19	46,178
Band 20	17,212.346	11.35	195,360
Band 21	93,419.483	11.29	1,054,706
Band 26	187,699.730	11.72	2,199,841
Band 27	38,556.263	11.60	447,253
Band 28	19,999.578	11.53	230,595
Band 29	705,524.013	11.51	8,120,581
Band 30	465,087.876	11.39	5,297,351
Band 31	76,459.015	11.32	865,516
Band 32	567.330	11.21	6,360
Band 38	8,453.942	11.70	98,911
Band 39	2,204.524	11.62	25,617
Band 40	13,251.087	11.56	153,183
	2,032,464.162		$ 23,312,655

279

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 6	5,766.671	$ 11.15	$ 64,298
Band 9	88,542.307	11.07	980,163
Band 10	76,617.947	11.05	846,628
Band 12	1,488.542	11.02	16,404
Band 13	11,023.927	11.00	121,263
Band 15	49,107.786	10.94	537,239
Band 19	2,774.248	10.83	30,045
Band 20	10,606.628	10.98	116,461
Band 21	85,552.705	10.92	934,236
Band 26	322,708.110	11.31	3,649,829
Band 27	110,916.044	11.20	1,242,260
Band 28	78,341.978	11.14	872,730
Band 29	833,099.689	11.12	9,264,069
Band 30	314,797.856	11.01	3,465,924
Band 31	185,783.922	10.96	2,036,192
Band 32	8,362.548	10.85	90,734
Band 33	3,737.186	10.78	40,287
Band 34	4,501.212	10.73	48,298
Band 35	3,390.941	11.39	38,623
Band 38	30,966.878	11.30	349,926
Band 39	16,996.541	11.22	190,701
Band 44	544.155	10.77	5,861
Band 45	713.749	10.72	7,651
	2,246,341.570		$ 24,949,822

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	1,554.804	$ 11.01	$ 17,118
Band 9	95,020.316	10.94	1,039,522
Band 10	56,200.017	10.92	613,704
Band 13	15,847.447	10.87	172,262
Band 15	71,074.293	10.82	769,024
Band 19	10,724.053	10.72	114,962
Band 20	9,217.604	10.86	100,103
Band 21	47,529.067	10.81	513,789
Band 26	162,930.096	11.16	1,818,300
Band 27	28,361.294	11.06	313,676
Band 28	14,483.115	11.01	159,459
Band 29	672,392.469	10.99	7,389,593
Band 30	133,729.099	10.89	1,456,310
Band 31	93,371.204	10.84	1,012,144
Band 32	488.214	10.74	5,243
Band 33	1,093.471	10.67	11,667
Band 34	10,779.478	10.62	114,478
Band 35	410.982	11.23	4,615
Band 38	16,624.456	11.15	185,363
Band 44	33,767.972	10.66	359,967
Band 45	3,950.232	10.62	41,951
	1,479,549.683		$ 16,213,250

280

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	207.686	$ 11.14	$ 2,314
Band 9	18,366.114	11.07	203,313
Band 10	68,148.546	11.06	753,723
Band 13	1,503.009	11.01	16,548
Band 15	8,812.487	10.96	96,585
Band 19	33,328.251	10.87	362,278
Band 20	5,391.712	10.99	59,255
Band 21	12,204.799	10.95	133,643
Band 26	161,118.352	11.28	1,817,415
Band 27	49,765.875	11.18	556,382
Band 28	4,672.466	11.13	52,005
Band 29	365,841.246	11.12	4,068,155
Band 30	73,525.679	11.02	810,253
Band 31	69,846.679	10.97	766,218
Band 33	142.434	10.82	1,541
Band 35	287.175	11.34	3,257
Band 38	10,094.405	11.26	113,663
Band 44	6,124.332	10.82	66,265
Band 45	6,899.222	10.77	74,305
	896,280.469		$ 9,957,118

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 9	13,881.567	$ 10.92	$ 151,587
Band 10	14,805.742	10.90	161,383
Band 13	1,773.099	10.86	19,256
Band 15	858.810	10.82	9,292
Band 19	13,298.394	10.73	142,692
Band 20	4,078.195	10.85	44,248
Band 21	301.068	10.80	3,252
Band 26	136,398.798	11.10	1,514,027
Band 27	70,502.585	11.02	776,938
Band 28	58,606.392	10.97	642,912
Band 29	184,769.987	10.96	2,025,079
Band 30	88,572.722	10.87	962,785
Band 31	80,911.133	10.83	876,268
Band 32	1,110.794	10.75	11,941
Band 39	12,863.645	11.03	141,886
Band 44	1,004.514	10.69	10,738
Band 45	2,623.551	10.65	27,941
	686,360.996		$ 7,522,225

281

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 9	16,071.138	$ 10.86	$ 174,533
Band 10	36,242.149	10.85	393,227
Band 13	13,779.556	10.81	148,957
Band 15	2,039.492	10.77	21,965
Band 19	53,549.735	10.69	572,447
Band 20	3,193.292	10.79	34,456
Band 21	503.347	10.76	5,416
Band 26	60,897.710	11.02	671,093
Band 27	906.089	10.95	9,922
Band 29	161,050.657	10.89	1,753,842
Band 30	28,670.147	10.82	310,211
Band 31	168,957.290	10.78	1,821,360
Band 32	324.432	10.71	3,475
Band 33	769.044	10.66	8,198
Band 35	14,931.042	11.08	165,436
	561,885.120		$ 6,094,538

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 9	13,335.168	$ 10.57	$ 140,953
Band 10	41,633.203	10.55	439,230
Band 13	2,945.594	10.52	30,988
Band 15	85,220.520	10.49	893,963
Band 19	270.022	10.42	2,814
Band 21	104,418.676	10.48	1,094,308
Band 26	128,597.752	10.71	1,377,282
Band 27	51,997.991	10.64	553,259
Band 28	11,357.615	10.61	120,504
Band 29	90,895.116	10.60	963,488
Band 30	206,940.971	10.53	2,179,088
Band 31	67,767.061	10.50	711,554
Band 39	1.354	10.66	14
Band 44	19,213.335	10.38	199,434
Band 45	11,723.289	10.35	121,336
	836,317.667		$ 8,828,215

282

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 9	16,972.056	$ 11.28	$ 191,445
Band 10	16,659.030	11.26	187,581
Band 13	611.907	11.23	6,872
Band 15	14,328.034	11.20	160,474
Band 19	5,269.728	11.14	58,705
Band 21	6,620.087	11.19	74,079
Band 26	40,489.449	11.41	461,985
Band 27	38,130.697	11.35	432,783
Band 29	155,490.996	11.31	1,758,603
Band 30	44,554.198	11.24	500,789
Band 31	7,798.203	11.21	87,418
Band 32	1,548.353	11.15	17,264
Band 34	1,611.502	11.08	17,855
Band 45	5,262.506	11.07	58,256
	355,346.746		$ 4,014,109

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 9	12,392.484	$ 10.35	$ 128,262
Band 10	12,151.138	10.34	125,643
Band 15	7,883.407	10.29	81,120
Band 26	408,801.147	10.45	4,271,972
Band 27	292,471.214	10.41	3,044,625
Band 28	157,228.073	10.38	1,632,027
Band 29	1,290,964.880	10.37	13,387,306
Band 30	846,791.063	10.32	8,738,884
Band 31	463,769.064	10.30	4,776,821
Band 32	591.539	10.26	6,069
Band 33	210.548	10.22	2,152
Band 45	36.189	10.19	369
	3,493,290.746		$ 36,195,250

283

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 9	300,958.764	$ 10.21	$ 3,072,789
Band 10	13,496.154	10.21	137,796
Band 13	133,728.574	10.19	1,362,694
Band 14	11,135.048	10.18	113,355
Band 15	56,509.414	10.17	574,701
Band 19	1,836.356	10.14	18,621
Band 21	501.470	10.17	5,100
Band 26	1,051,753.616	10.28	10,812,027
Band 27	607,517.226	10.25	6,227,052
Band 28	187,146.762	10.23	1,914,511
Band 29	3,203,462.278	10.23	32,771,419
Band 30	2,111,810.687	10.19	21,519,351
Band 31	882,869.950	10.18	8,987,616
Band 32	60,936.710	10.15	618,508
Band 33	5,895.731	10.13	59,724
Band 34	27,738.978	10.11	280,441
Band 45	2,821.795	10.11	28,528
	8,660,119.513		$ 88,504,233

284

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Global Equity Dividend Portfolio
Contracts in accumulation period:
Band 2	462.827	$ 9.67	$ 4,476
Band 4	24,385.940	9.49	231,423
Band 5	60,898.393	9.45	575,490
Band 6	565,862.148	9.38	5,307,787
Band 7	908,538.177	9.34	8,485,747
Band 8	132,724.309	9.27	1,230,354
Band 9	71,121.385	9.23	656,450
Band 10	410,171.375	9.20	3,773,577
Band 11	279,576.116	9.16	2,560,917
Band 12	310,426.908	9.13	2,834,198
Band 13	509,598.882	9.09	4,632,254
Band 14	969,214.387	9.02	8,742,314
Band 15	95,151.209	8.98	854,458
Band 16	25,313.442	8.91	225,543
Band 17	286,178.449	8.88	2,541,265
Band 18	10,730.032	8.85	94,961
Band 19	59,428.636	8.78	521,783
Band 20	452,678.409	9.06	4,101,266
Band 21	106,013.174	8.95	948,818
Band 25	10,982.248	9.75	107,077
Band 26	25,441.880	9.71	247,041
Band 27	26,186.053	9.49	248,506
Band 28	1,985.156	9.38	18,621
Band 29	26,364.349	9.34	246,243
Band 30	15,941.245	9.12	145,384
Band 31	31,973.643	9.02	288,402
Band 32	2,102.492	8.82	18,544
Band 33	1,098.084	8.68	9,531
Band 34	810.421	8.58	6,953
Band 41	104.387	15.42	1,610
Band 42	47.353	15.28	724
Band 43	3,009.460	15.18	45,684
Band 45	2,219.968	13.51	29,992
Band 46	50,801.655	13.01	660,930
Band 47	17,981.465	12.95	232,860
	5,495,524.057		$ 50,631,183

ING VP Global Science and Technology Portfolio - Class
S
Contracts in accumulation period:
Band 35	10,630.681	$ 16.09	$ 171,048
Band 36	4,786.752	16.01	76,636
Band 37	10,654.111	15.94	169,827
Band 38	35,920.428	15.98	574,008
Band 39	5,568.674	15.90	88,542
Band 40	3,794.309	15.83	60,064
	71,354.955		$ 1,140,125

285

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth Portfolio - Class S
Contracts in accumulation period:
Band 35	16,605.792	$ 12.21	$ 202,757
Band 36	5,427.834	12.07	65,514
Band 37	2,182.951	11.96	26,108
Band 38	15,794.810	15.50	244,820
Band 39	4,080.866	15.36	62,682
Band 40	1,755.314	15.26	26,786
	45,847.567		$ 628,667

286

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 2	12,060.355	$ 12.09	$ 145,810
Band 4	98,147.516	11.90	1,167,955
Band 5	43,940.893	11.86	521,139
Band 6	1,448,885.370	11.78	17,067,870
Band 7	1,270,439.731	11.74	14,914,962
Band 8	1,049,107.456	11.66	12,232,593
Band 9	827,970.807	11.63	9,629,300
Band 10	2,011,973.534	11.59	23,318,773
Band 11	336,767.450	11.55	3,889,664
Band 12	256,880.755	11.51	2,956,697
Band 13	1,814,201.007	11.47	20,808,886
Band 14	1,886,826.831	11.40	21,509,826
Band 15	1,224,324.131	11.36	13,908,322
Band 16	87,285.580	11.29	985,454
Band 17	1,503,495.404	11.25	16,914,323
Band 18	28,351.308	11.21	317,818
Band 19	155,478.127	11.14	1,732,026
Band 20	988,345.108	11.44	11,306,668
Band 21	202,205.104	11.32	2,288,962
Band 26	1,639,936.660	12.13	19,892,432
Band 27	625,058.063	11.90	7,438,191
Band 28	196,754.388	11.78	2,317,767
Band 29	3,008,721.049	11.74	35,322,385
Band 30	1,875,406.640	11.51	21,585,930
Band 31	1,006,831.359	11.40	11,477,877
Band 32	104,144.706	11.18	1,164,338
Band 33	25,709.235	11.04	283,830
Band 34	46,238.889	10.93	505,391
Band 35	589,241.635	12.29	7,241,780
Band 36	59,344.768	12.13	719,852
Band 37	17,231.181	12.01	206,946
Band 38	334,862.257	15.31	5,126,741
Band 39	97,960.826	15.18	1,487,045
Band 40	37,140.954	15.08	560,086
Band 41	73,028.167	14.22	1,038,461
Band 42	29,148.879	14.10	410,999
Band 43	75,926.396	14.00	1,062,970
Band 44	1,054.518	12.63	13,319
Band 45	59,389.608	12.46	739,995
Band 46	556,600.090	11.87	6,606,843
Band 47	58,676.711	11.81	692,972
Band 49	162,839.123	10.51	1,711,439
	25,927,932.569		$ 303,224,637

287

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	4,875.368	$ 13.95	$ 68,011
Band 4	136,812.461	15.57	2,130,170
Band 5	22,655.110	15.70	355,685
Band 6	1,857,114.729	13.75	25,535,328
Band 7	813,865.169	15.55	12,655,603
Band 8	1,082,008.316	13.67	14,791,054
Band 9	364,078.269	15.40	5,606,805
Band 10	2,026,223.321	13.23	26,806,935
Band 11	344,718.746	13.60	4,688,175
Band 12	171,859.480	13.57	2,332,133
Band 13	979,845.972	15.20	14,893,659
Band 14	1,405,287.368	13.49	18,957,327
Band 15	897,365.330	15.05	13,505,348
Band 16	63,218.487	13.42	848,392
Band 17	1,541,726.584	13.39	20,643,719
Band 18	1,253.964	13.37	16,765
Band 19	96,667.466	12.93	1,249,910
Band 20	526,007.053	13.13	6,906,473
Band 21	224,640.600	13.06	2,933,806
Band 26	393,916.084	16.06	6,326,292
Band 27	139,038.945	15.75	2,189,863
Band 28	57,984.065	15.60	904,551
Band 29	518,940.086	15.55	8,069,518
Band 30	284,568.539	15.24	4,336,825
Band 31	170,272.158	15.09	2,569,407
Band 32	5,092.485	14.81	75,420
Band 33	6,989.130	14.61	102,111
Band 34	17,425.182	14.47	252,142
Band 35	296,034.751	16.28	4,819,446
Band 36	53,690.255	16.07	862,802
Band 37	13,262.153	15.91	211,001
Band 38	383,275.869	16.90	6,477,362
Band 39	109,533.383	16.75	1,834,684
Band 40	36,245.901	16.63	602,769
Band 41	69,715.956	15.23	1,061,774
Band 42	42,593.803	15.10	643,166
Band 43	89,685.045	15.00	1,345,276
Band 44	3,371.811	13.22	44,575
Band 45	69,875.536	12.75	890,913
Band 46	899,879.286	12.19	10,969,528
Band 47	171,668.032	12.13	2,082,333
Band 49	117,762.002	10.34	1,217,659
Band 50	5,084.836	11.20	56,950
Band 55	507.772	11.24	5,707
	16,516,636.858		$ 232,877,372

288

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	5,342.258	$ 12.99	$ 69,396
Band 4	103,530.016	14.58	1,509,468
Band 5	24,976.416	15.23	380,391
Band 6	1,437,531.956	12.80	18,400,409
Band 7	574,390.931	15.08	8,661,815
Band 8	842,859.046	12.73	10,729,596
Band 9	319,535.388	14.93	4,770,663
Band 10	1,814,376.154	12.28	22,280,539
Band 11	297,408.451	12.66	3,765,191
Band 12	86,144.413	12.63	1,088,004
Band 13	868,469.516	14.74	12,801,241
Band 14	1,095,769.572	12.56	13,762,866
Band 15	709,108.861	14.59	10,345,898
Band 16	54,982.691	12.49	686,734
Band 17	1,270,063.912	12.47	15,837,697
Band 18	5,212.303	12.45	64,893
Band 19	121,033.253	12.01	1,453,609
Band 20	408,356.620	12.19	4,977,867
Band 21	163,571.448	12.12	1,982,486
Band 26	285,714.521	15.58	4,451,432
Band 27	106,248.579	15.28	1,623,478
Band 28	44,495.191	15.13	673,212
Band 29	370,969.580	15.08	5,594,221
Band 30	186,972.763	14.78	2,763,457
Band 31	153,572.105	14.64	2,248,296
Band 32	3,648.715	14.36	52,396
Band 33	5,976.620	14.17	84,689
Band 34	7,309.533	14.03	102,553
Band 35	142,060.388	15.79	2,243,134
Band 36	13,653.958	15.58	212,729
Band 37	4,700.817	15.43	72,534
Band 38	225,293.862	15.97	3,597,943
Band 39	36,877.447	15.83	583,770
Band 40	14,805.006	15.73	232,883
Band 41	77,742.737	14.27	1,109,389
Band 42	32,418.579	14.15	458,723
Band 43	107,717.530	14.05	1,513,431
Band 44	2,854.500	12.31	35,139
Band 45	47,566.942	11.82	562,241
Band 46	785,408.367	10.85	8,521,681
Band 47	67,223.656	10.80	726,015
Band 49	84,299.867	9.63	811,808
Band 52	244.694	10.08	2,467
Band 55	356.789	10.06	3,589
	13,010,795.951		$ 171,849,973

289

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Small Company Portfolio - Class S
Contracts in accumulation period:
Band 35	37,155.530	$ 15.44	$ 573,681
Band 36	6,268.108	15.25	95,589
Band 37	3,743.461	15.12	56,601
Band 38	69,018.990	17.52	1,209,213
Band 39	48,293.709	17.36	838,379
Band 40	1,730.788	17.25	29,856
	166,210.586		$ 2,803,319

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Band 2	3,455.289	$ 11.59	$ 40,047
Band 4	10,786.652	14.69	158,456
Band 5	13,876.224	10.69	148,337
Band 6	183,126.492	11.49	2,104,123
Band 7	379,732.129	10.58	4,017,566
Band 8	18,554.601	11.45	212,450
Band 9	53,411.790	10.48	559,756
Band 10	100,156.050	12.91	1,293,015
Band 11	148,951.333	11.42	1,701,024
Band 12	57,821.259	11.41	659,741
Band 13	178,182.638	10.34	1,842,408
Band 14	229,432.925	11.37	2,608,652
Band 15	43,259.893	10.24	442,981
Band 16	12,416.302	11.33	140,677
Band 17	35,909.123	11.32	406,491
Band 18	6,914.334	11.31	78,201
Band 19	7,826.846	12.63	98,853
Band 20	109,291.745	12.82	1,401,120
Band 21	27,304.242	12.75	348,129
Band 25	571.080	11.61	6,630
Band 26	92,141.087	10.93	1,007,102
Band 27	51,237.219	10.72	549,263
Band 28	27,496.804	10.62	292,016
Band 29	72,658.696	10.58	768,729
Band 30	41,971.035	10.37	435,240
Band 31	28,348.293	10.27	291,137
Band 34	2,916.191	9.85	28,724
Band 35	17,776.369	11.08	196,962
Band 36	6,274.091	10.93	68,576
Band 38	29,474.027	15.39	453,605
Band 39	2,522.628	15.25	38,470
Band 40	349.300	15.15	5,292
Band 41	3,572.629	14.38	51,374
Band 42	848.478	14.25	12,091
Band 43	33,269.667	14.16	471,098
Band 45	509.808	12.57	6,408
	2,032,347.269		$ 22,944,744

290

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Financial Services Portfolio - Class S
Contracts in accumulation period:
Band 3	512.365	$ 11.73	$ 6,010
Band 4	16,449.131	11.78	193,771
Band 5	18,321.915	11.76	215,466
Band 6	679,380.108	11.71	7,955,541
Band 7	623,756.686	11.69	7,291,716
Band 8	250,343.500	11.65	2,916,502
Band 9	46,598.910	11.62	541,479
Band 10	717,086.288	11.60	8,318,201
Band 11	245,457.623	11.58	2,842,399
Band 12	179,284.292	11.56	2,072,526
Band 13	405,626.756	11.54	4,680,933
Band 14	731,931.061	11.50	8,417,207
Band 15	283,255.188	11.47	3,248,937
Band 16	66,379.638	11.43	758,719
Band 17	639,910.290	11.41	7,301,376
Band 18	4,702.729	11.39	53,564
Band 19	35,215.215	11.34	399,341
Band 20	503,990.695	11.52	5,805,973
Band 21	62,476.590	11.45	715,357
Band 25	3,363.162	11.93	40,123
Band 26	78,511.026	11.91	935,066
Band 27	10,794.951	11.78	127,165
Band 28	8,213.926	11.71	96,185
Band 29	89,741.520	11.69	1,049,078
Band 30	19,715.737	11.56	227,914
Band 31	28,354.256	11.49	325,790
Band 32	437.069	11.37	4,969
Band 34	2,874.066	11.22	32,247
Band 35	3,581.806	11.73	42,015
Band 36	4,181.499	11.66	48,756
Band 37	947.792	11.62	11,013
Band 38	25,852.716	11.65	301,184
Band 39	14,799.714	11.58	171,381
Band 40	6,270.700	11.54	72,364
Band 41	12,800.352	11.56	147,972
Band 42	1,113.641	11.48	12,785
Band 43	17,098.881	11.41	195,098
Band 45	28,593.676	11.20	320,249
Band 46	234,773.124	10.48	2,460,422
Band 47	5,760.003	10.43	60,077
Band 55	8,039.154	9.92	79,748
	6,116,497.751		$ 70,496,619

291

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Value Portfolio - Class S
Contracts in accumulation period:
Band 35	164,409.846	$ 19.67	$ 3,233,942
Band 36	27,042.829	19.43	525,442
Band 37	18,516.725	19.26	356,632
Band 38	308,599.919	21.52	6,641,070
Band 39	90,265.614	21.33	1,925,366
Band 40	23,621.442	21.19	500,538
	632,456.375		$ 13,182,990

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 4	86.260	$ 10.83	$ 934
Band 5	12,557.459	10.79	135,495
Band 6	299,160.497	10.72	3,207,001
Band 7	400,352.230	10.68	4,275,762
Band 8	36,543.711	10.61	387,729
Band 9	16,873.013	10.57	178,348
Band 10	165,448.774	10.54	1,743,830
Band 11	155,482.196	10.50	1,632,563
Band 12	99,084.646	10.47	1,037,416
Band 13	218,989.445	10.43	2,284,060
Band 14	436,327.261	10.36	4,520,350
Band 15	43,459.858	10.33	448,940
Band 16	19,960.142	10.26	204,791
Band 17	154,686.471	10.22	1,580,896
Band 18	3,670.393	10.19	37,401
Band 19	33,626.893	10.12	340,304
Band 20	223,202.646	10.40	2,321,308
Band 21	28,080.845	10.29	288,952
Band 25	2,085.513	11.09	23,128
Band 35	35,218.090	15.75	554,685
Band 36	1,331.005	15.56	20,710
Band 37	1,213.250	15.42	18,708
Band 38	46,760.989	18.51	865,546
Band 39	4,516.787	18.35	82,883
Band 40	1,693.405	18.23	30,871
Band 46	12,045.608	14.13	170,204
Band 47	1,658.117	14.06	23,313
	2,454,115.504		$ 26,416,128

ING VP Real Estate Portfolio - Class S
Contracts in accumulation period:
Band 35	102,021.528	$ 12.98	$ 1,324,239
Band 36	14,240.248	12.91	183,842
Band 37	5,853.412	12.85	75,216
Band 38	327,553.320	12.89	4,222,162
Band 39	128,481.931	12.82	1,647,138
Band 40	21,545.382	12.77	275,135
	599,695.821		$ 7,727,732

292

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 2	3,000.884	$ 9.04	$ 27,128
Band 4	20,649.205	8.89	183,571
Band 5	118,200.051	8.86	1,047,252
Band 6	1,598,380.937	8.80	14,065,752
Band 7	1,710,021.685	8.77	14,996,890
Band 8	313,722.075	8.71	2,732,519
Band 9	98,572.963	8.68	855,613
Band 10	1,055,827.506	8.65	9,132,908
Band 11	514,061.823	8.62	4,431,213
Band 12	459,625.893	8.60	3,952,783
Band 13	939,893.667	8.57	8,054,889
Band 14	1,780,746.054	8.51	15,154,149
Band 15	290,570.340	8.48	2,464,036
Band 16	39,357.137	8.42	331,387
Band 17	855,489.571	8.39	7,177,558
Band 18	41,088.230	8.36	343,498
Band 19	114,434.171	8.31	950,948
Band 20	1,025,481.968	8.54	8,757,616
Band 21	121,288.346	8.45	1,024,887
Band 25	56,684.151	9.10	515,826
Band 26	4,234.530	14.55	61,612
Band 27	261.060	14.43	3,767
Band 28	596.946	14.37	8,578
Band 29	7,009.206	14.35	100,582
Band 30	8,803.853	14.24	125,367
Band 31	975.326	14.18	13,830
Band 35	27,151.635	9.20	249,795
Band 36	1,623.119	9.07	14,722
Band 38	17,518.482	17.06	298,865
Band 39	1,372.697	16.91	23,212
Band 40	636.074	16.79	10,680
Band 41	3,309.045	14.24	47,121
Band 42	83.169	14.16	1,178
Band 43	9,014.034	14.10	127,098
Band 44	689.032	13.96	9,619
Band 45	2,132.926	13.91	29,669
Band 46	203,504.082	12.85	2,615,027
Band 47	29,796.020	12.79	381,091
	11,475,807.893		$ 100,322,236

293

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class S
Contracts in accumulation period:
Band 4	4,059.565	$ 10.91	$ 44,290
Band 7	12,333.035	10.87	134,060
Band 9	74,595.194	10.84	808,612
Band 10	20,086.971	10.84	217,743
Band 13	11,183.725	10.81	120,896
Band 15	19,099.052	10.78	205,888
Band 19	297.975	10.72	3,194
Band 20	2,890.902	10.80	31,222
Band 21	33,542.978	10.77	361,258
Band 26	63,472.002	10.97	696,288
Band 27	26,902.089	10.91	293,502
Band 28	4,731.631	10.88	51,480
Band 29	79,007.163	10.87	858,808
Band 30	45,204.091	10.82	489,108
Band 31	29,769.534	10.79	321,213
Band 32	2,687.025	10.74	28,859
Band 33	1,547.230	10.70	16,555
Band 34	463.993	10.67	4,951
Band 35	71,173.777	14.41	1,025,614
Band 36	6,914.600	14.27	98,671
Band 37	15,208.489	14.17	215,504
Band 38	191,757.351	13.89	2,663,510
Band 39	41,378.106	13.77	569,777
Band 40	13,229.158	13.68	180,975
Band 41	25,845.820	10.82	279,652
Band 42	3,478.767	10.78	37,501
Band 43	12,004.548	10.75	129,049
Band 45	1,257.865	10.66	13,409
	814,122.636		$ 9,901,589

294

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 1	7,571.242	$ 12.85	$ 97,290
Band 2	36,141.677	12.71	459,361
Band 3	356.602	12.46	4,443
Band 4	463,706.573	12.53	5,810,243
Band 5	107,346.164	12.49	1,340,754
Band 6	12,433,842.150	12.42	154,428,320
Band 7	3,633,088.471	12.39	45,013,966
Band 8	7,466,952.573	12.32	91,992,856
Band 9	472,445.354	12.28	5,801,629
Band 10	18,045,939.270	12.24	220,882,297
Band 11	1,956,196.081	12.21	23,885,154
Band 12	646,303.735	12.17	7,865,516
Band 13	6,989,870.391	12.14	84,857,027
Band 14	8,881,531.490	12.07	107,200,085
Band 15	4,189,988.350	12.03	50,405,560
Band 16	932,336.116	11.97	11,160,063
Band 17	5,811,925.509	11.93	69,336,271
Band 18	147,879.643	11.90	1,759,768
Band 19	282,418.156	11.83	3,341,007
Band 20	2,180,789.665	12.10	26,387,555
Band 21	375,355.035	12.00	4,504,260
Band 25	50,516.896	12.78	645,606
Band 26	359,647.657	10.90	3,920,159
Band 27	158,393.951	10.81	1,712,239
Band 28	27,907.604	10.77	300,565
Band 29	388,946.578	10.76	4,185,065
Band 30	156,179.788	10.67	1,666,438
Band 31	105,616.988	10.62	1,121,652
Band 32	3,416.911	10.54	36,014
Band 34	22,926.386	10.44	239,351
Band 35	423,110.590	12.89	5,453,896
Band 36	103,753.373	12.75	1,322,856
Band 37	43,724.908	12.64	552,683
Band 38	3,097,194.663	11.75	36,392,037
Band 39	657,328.168	11.64	7,651,300
Band 40	251,997.856	11.57	2,915,615
Band 41	105,901.858	10.67	1,129,973
Band 42	24,795.607	10.61	263,081
Band 43	170,480.237	10.57	1,801,976
Band 44	11,455.974	10.46	119,829
Band 45	8,494.400	10.42	88,512
Band 46	6,329,690.638	10.56	66,841,533
Band 47	1,009,133.879	10.51	10,605,997
Band 49	127,867.639	10.20	1,304,250
Band 50	29,192.670	10.79	314,989
Band 51	28,077.938	10.74	301,557

295

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class S
(continued)
Band 52	5,817.888	$ 10.85	$ 63,124
Band 53	7,608.431	10.81	82,247
Band 54	14,337.653	10.76	154,273
Band 55	50,106.464	10.83	542,653
	88,835,607.840		$ 1,068,262,895

Legg Mason Partners Variable International All Cap
Opportunity Portfolio
Contracts in accumulation period:
Band 22	155.991	$ 18.82	$ 2,936
Band 23	5,446.204	18.47	100,591
	5,602.195		$ 103,527

Legg Mason Partners Variable Investors Portfolio
Contracts in accumulation period:
Band 22	557.779	$ 9.74	$ 5,433
Band 23	16,778.896	9.73	163,259
	17,336.675		$ 168,692

Legg Mason Partners Variable High Income Portfolio
Contracts in accumulation period:
Band 22	142.003	$ 17.24	$ 2,448
Band 23	6,344.719	16.91	107,289
	6,486.722		$ 109,737

Legg Mason Partners Variable Money Market Portfolio
Contracts in accumulation period:
Band 23	12,380.645	$ 13.39	$ 165,777
	12,380.645		$ 165,777

296

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
Contracts in accumulation period:
Band 35	25,199.132	$ 18.90	$ 476,264
Band 36	4,584.726	18.80	86,193
Band 37	979.840	18.73	18,352
Band 38	33,784.845	18.78	634,479
Band 39	2,906.809	18.68	54,299
Band 40	2,892.071	18.60	53,793
	70,347.423		$ 1,323,380

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Band 35	64,972.508	$ 11.03	$ 716,647
Band 36	18,398.587	10.97	201,832
Band 37	2,307.780	10.93	25,224
Band 38	106,005.814	10.96	1,161,824
Band 39	20,343.540	10.90	221,745
Band 40	9,511.558	10.85	103,200
	221,539.787		$ 2,430,472

Pioneer Equity Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 35	232,135.252	$ 14.66	$ 3,403,103
Band 36	37,917.878	14.49	549,430
Band 37	27,908.049	14.36	400,760
Band 38	522,402.938	16.39	8,562,184
Band 39	170,555.445	16.24	2,769,820
Band 40	40,514.173	16.14	653,899
	1,031,433.735		$ 16,339,196

297

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Small Cap Value VCT Portfolio - Class II
Contracts in accumulation period:
Band 4	21,793.256	$ 9.81	$ 213,792
Band 7	3,767.394	9.78	36,845
Band 9	58,922.634	9.75	574,496
Band 10	10,278.040	9.74	100,108
Band 13	12,312.530	9.72	119,678
Band 15	44,043.399	9.70	427,221
Band 19	6,874.334	9.65	66,337
Band 20	2,298.272	9.71	22,316
Band 21	21,017.251	9.69	203,657
Band 26	71,002.345	9.86	700,083
Band 27	50,124.963	9.81	491,726
Band 28	6,932.214	9.78	67,797
Band 29	100,591.132	9.78	983,781
Band 30	47,713.797	9.73	464,255
Band 31	30,570.610	9.70	296,535
Band 32	284.937	9.66	2,752
Band 33	1,350.165	9.63	13,002
Band 34	588.153	9.60	5,646
Band 41	1,216.560	9.73	11,837
Band 42	1,648.606	9.70	15,991
Band 43	3,786.128	9.67	36,612
Band 45	2,029.569	9.59	19,464
	499,146.289		$ 4,873,931

298

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Bull
Contracts in accumulation period:
Band 2	3,611.983	$ 10.55	$ 38,106
Band 4	1,909.920	10.37	19,806
Band 5	9,411.409	10.34	97,314
Band 6	302,151.232	10.27	3,103,093
Band 7	572,331.822	10.23	5,854,955
Band 8	67,929.046	10.17	690,838
Band 9	24,362.205	10.13	246,789
Band 10	191,976.792	10.10	1,938,966
Band 11	117,957.571	10.06	1,186,653
Band 12	102,754.040	10.03	1,030,623
Band 13	252,067.079	9.99	2,518,150
Band 14	675,763.890	9.93	6,710,335
Band 15	31,592.375	9.89	312,449
Band 16	1,979.846	9.83	19,462
Band 17	164,132.383	9.79	1,606,856
Band 18	18,944.990	9.76	184,903
Band 19	30,118.358	9.69	291,847
Band 20	328,053.188	9.96	3,267,410
Band 21	11,940.353	9.86	117,732
Band 25	3,491.943	10.62	37,084
Band 26	4,256.281	10.58	45,031
Band 27	1,043.015	10.37	10,816
Band 28	2,889.751	10.27	29,678
Band 29	28,682.564	10.23	293,423
Band 30	4,738.457	10.03	47,527
Band 31	564.830	9.93	5,609
Band 32	1,135.971	9.73	11,053
Band 33	832.286	9.60	7,990
Band 38	8.839	11.59	102
Band 41	2,266.839	13.43	30,444
Band 43	1,691.828	13.22	22,366
Band 45	112.604	11.84	1,333
Band 46	25,301.763	11.42	288,946
	2,986,005.453		$ 30,067,689

299

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Europe 30
Contracts in accumulation period:
Band 4	7,692.221	$ 13.15	$ 101,153
Band 5	14,835.235	13.10	194,342
Band 6	193,437.982	13.02	2,518,563
Band 7	253,883.710	12.97	3,292,872
Band 8	59,526.715	12.89	767,299
Band 9	16,310.759	12.84	209,430
Band 10	143,536.386	12.80	1,837,266
Band 11	129,817.548	12.75	1,655,174
Band 12	69,259.606	12.71	880,290
Band 13	87,075.313	12.67	1,103,244
Band 14	341,949.343	12.58	4,301,723
Band 15	85,574.185	12.54	1,073,100
Band 16	17,081.490	12.46	212,835
Band 17	169,029.683	12.41	2,097,658
Band 18	1,093.918	12.37	13,532
Band 19	18,280.075	12.29	224,662
Band 20	115,608.827	12.63	1,460,139
Band 21	22,016.297	12.50	275,204
Band 25	363.937	13.46	4,899
Band 26	8,953.998	13.42	120,163
Band 27	161.430	13.15	2,123
Band 28	3,077.233	13.01	40,035
Band 29	23,411.083	12.97	303,642
Band 30	5,752.705	12.71	73,117
Band 31	5,975.641	12.58	75,174
Band 33	1,041.080	12.17	12,670
Band 34	1,505.276	12.05	18,139
Band 41	407.453	18.75	7,640
Band 42	2,165.360	18.59	40,254
Band 43	2,074.433	18.46	38,294
Band 45	1,332.409	14.48	19,293
Band 46	26,640.647	13.70	364,977
Band 47	6,210.884	13.63	84,654
	1,835,082.862		$ 23,423,560

300

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 2	2,831.053	$ 7.72	$ 21,856
Band 4	11,239.754	7.64	85,872
Band 5	3,240.064	7.62	24,689
Band 6	538,852.972	7.59	4,089,894
Band 7	365,721.329	7.57	2,768,510
Band 8	321,471.700	7.54	2,423,897
Band 9	72,232.814	7.52	543,191
Band 10	554,470.360	7.50	4,158,528
Band 11	188,563.465	7.49	1,412,340
Band 12	32,184.976	7.47	240,422
Band 13	310,052.530	7.45	2,309,891
Band 14	413,542.408	7.42	3,068,485
Band 15	154,004.773	7.41	1,141,175
Band 16	31,263.157	7.37	230,409
Band 17	221,809.389	7.36	1,632,517
Band 18	2,799.069	7.34	20,545
Band 19	27,111.482	7.31	198,185
Band 20	337,648.671	7.44	2,512,106
Band 21	41,710.934	7.39	308,244
Band 26	40,424.836	7.74	312,888
Band 27	6,770.340	7.64	51,725
Band 28	1,130.329	7.59	8,579
Band 29	114,041.193	7.57	863,292
Band 30	36,074.948	7.47	269,480
Band 31	32,867.094	7.42	243,874
Band 32	1,129.917	7.33	8,282
Band 33	1,179.165	7.26	8,561
Band 41	10,701.086	7.47	79,937
Band 42	13,520.192	7.41	100,185
Band 43	5,441.948	7.36	40,053
Band 44	2,075.657	7.70	15,983
Band 45	10,427.079	7.70	80,289
Band 46	101,781.741	9.01	917,053
Band 47	4,770.303	8.97	42,790
	4,013,086.728		$ 30,233,727

301

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ProFund VP Small-Cap
Contracts in accumulation period:
Band 2	52.872	$ 13.27	$ 702
Band 3	571.485	12.96	7,406
Band 4	13,646.394	13.05	178,085
Band 5	27,097.679	13.01	352,541
Band 6	750,684.029	12.92	9,698,838
Band 7	838,186.285	12.88	10,795,839
Band 8	162,483.170	12.79	2,078,160
Band 9	56,887.816	12.75	725,320
Band 10	532,955.522	12.70	6,768,535
Band 11	228,458.222	12.66	2,892,281
Band 12	178,592.274	12.62	2,253,834
Band 13	350,382.253	12.58	4,407,809
Band 14	817,078.108	12.49	10,205,306
Band 15	100,692.969	12.45	1,253,627
Band 16	13,410.735	12.36	165,757
Band 17	295,264.655	12.32	3,637,661
Band 18	12,028.029	12.28	147,704
Band 19	57,108.420	12.20	696,723
Band 20	407,945.694	12.53	5,111,560
Band 21	47,598.059	12.41	590,692
Band 25	5,889.189	13.36	78,680
Band 26	14,138.998	13.32	188,331
Band 27	7,667.303	13.05	100,058
Band 28	2,499.270	12.92	32,291
Band 29	36,306.841	12.88	467,632
Band 30	19,746.240	12.62	249,198
Band 31	10,558.598	12.49	131,877
Band 32	1,379.771	12.25	16,902
Band 33	487.603	12.08	5,890
Band 38	174.264	10.77	1,877
Band 41	5,038.333	13.90	70,033
Band 42	773.508	13.78	10,659
Band 43	13,385.000	13.69	183,241
Band 44	9,751.469	12.12	118,188
Band 45	3,015.924	11.86	35,769
Band 46	96,705.531	10.99	1,062,794
Band 47	7,121.754	10.93	77,841
	5,125,764.266		$ 64,799,641

Wells Fargo Advantage Asset Allocation Fund
Contracts in accumulation period:
Band 6	26,886.070	$ 13.81	$ 371,297
Band 10	127,699.903	13.66	1,744,381
Band 14	57,768.017	13.52	781,024
Band 17	26,952.049	13.40	361,157
Band 20	651.153	13.55	8,823
Band 46	1,242.850	11.94	14,840
	241,200.042		$ 3,281,522

302

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wells Fargo Advantage C&B Large Cap Value Fund
Contracts in accumulation period:
Band 6	1,930.404	$ 14.06	$ 27,141
Band 10	14,907.464	13.92	207,512
Band 14	9,710.130	13.77	133,708
Band 15	2,287.719	13.74	31,433
Band 17	3,566.628	13.65	48,684
Band 46	3,396.542	11.80	40,079
	35,798.887		$ 488,557

Wells Fargo Advantage Equity Income Fund
Contracts in accumulation period:
Band 10	13,581.894	$ 14.35	$ 194,900
Band 14	12,536.072	14.20	178,012
Band 17	34,523.235	14.08	486,087
Band 20	7,919.908	14.23	112,700
Band 46	2,668.154	12.16	32,445
	71,229.263		$ 1,004,144

Wells Fargo Advantage Large Company Growth Fund
Contracts in accumulation period:
Band 6	1,391.997	$ 11.67	$ 16,245
Band 10	69,774.248	11.55	805,893
Band 14	37,663.831	11.42	430,121
Band 15	9,674.413	11.40	110,288
Band 17	79,789.940	11.33	904,020
Band 20	10,118.578	11.45	115,858
Band 21	424.944	11.37	4,832
Band 46	26,876.552	10.94	294,029
	235,714.503		$ 2,681,286

Wells Fargo Advantage Money Market Fund
Contracts in accumulation period:
Band 10	2,282.778	$ 10.53	$ 24,038
Band 14	9,877.270	10.42	102,921
	12,160.048		$ 126,959

Wells Fargo Advantage Small Cap Growth Fund
Contracts in accumulation period:
Band 6	2,176.761	$ 17.00	$ 37,005
Band 10	17,603.900	16.82	296,098
Band 14	12,441.773	16.64	207,031
Band 17	18,618.916	16.50	307,212
Band 20	1,824.108	16.68	30,426
Band 46	460.095	14.46	6,653
	53,125.553		$ 884,425

303

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wells Fargo Advantage Total Return Bond Fund
Contracts in accumulation period:
Band 6	27,987.969	$ 11.24	$ 314,585
Band 10	40,488.370	11.12	450,231
Band 14	26,163.265	11.00	287,796
Band 15	1,964.847	10.98	21,574
Band 17	8,461.011	10.91	92,310
Band 46	14,055.751	10.51	147,726
	119,121.213		$ 1,314,222

304

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Bands Band 1 Band 2 Band 3 Band 4

Products

Golden VAC 80, ING GoldenSelect DVA 080

Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100 ING GoldenSelect DVA Series 100 ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature Variable Annuity Option Package I, ING Golden Select DVA Plus 125, ING SmartDesign Signature Variable Annuity 125

Band 5	ING GoldenSelect DVA Plus - Standard (post January 2000 & post 2000), ING Golden Select DVA Plus 130
Band 6

First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus - Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II - Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard, WellsFargo ING Opportunities - Standard, ING Golden Select DVA Plus 140, ING

GoldenSelect Access 140, ING GoldenSelect ESII 140, ING GoldenSelect Generations Variable Annuity 140, ING GoldenSelect Opportunities Variable 140, ING GoldenSelect Premium Plus 140, Wells Fargo ING Opportunities Variable Annuity 140

Band 7

Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000), ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access - Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145; ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145, Fleet Premium Plus 145, ING Golden Select DVA Plus 145, ING GoldenSelect Access 145, ING GoldenSelect ESII 145, ING GoldenSelect Generations Variable Annuity 145, ING GoldenSelect Opportunities Variable 145, ING GoldenSelect Premium Plus 145, ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145

Band 8

Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus - 7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000), ING GoldenSelect DVA Plus - Max 5.5 (post January 2000), ING GoldenSelect Access - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING

GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5% Solution; Wells Fargo ING Opportunities Variable Annuity 155, ING GoldenSelect Access 155, ING GoldenSelect ESII 155, ING GoldenSelect Generations Variable Annuity 155, ING GoldenSelect Opportunities Variable 155, ING GoldenSelect Premium Plus 155

Band 9

Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING

GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5% Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January 2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign Signature Variable Annuity 160, ING Golden Select DVA Plus 160, ING GoldenSelect Access 160, ING GoldenSelect Premium Plus 160

305

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Bands	Products

Band 10	ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect ES II - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual
Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends – Standard,
Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165,
ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual
Ratchet, ING SmartDesign Advantage Variable Annuity 165, ING Golden Select DVA Plus
165, ING GoldenSelect ESII 165, ING GoldenSelect Generations Variable Annuity 165, ING
GoldenSelect Landmark Variable Annuity 165, ING GoldenSelect Legends - Standard, ING
GoldenSelect Opportunities Variable 165, ING Simplicity Variable Annuity125, Wells Fargo
ING Opportunities Variable Annuity 165
Band 11	Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING
GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5 (post
January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post 2000), ING Golden Select
DVA Plus 155, ING GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium
Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet
(post 2000), ING Golden Select Premium Plus - Max 5.5 (post January 2000), ING Golden
Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5, ING GoldenSelect
Access 170, ING GoldenSelect ESII 170, ING GoldenSelect Generations Variable Annuity
170, ING GoldenSelect Opportunities Variable 170, ING GoldenSelect Premium Plus 170,
Wells Fargo ING Opportunities Variable Annuity 170
Band 12	ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7 (post
January 2000 and post 2000), ING GoldenSelect Premium Plus - Max 5.5 (post 2000), ING
GoldenSelect ES II - 7% Solution (post 2000), ING GoldenSelect Generations - 7% Solution,
ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable
Annuity 175, ING Golden Select DVA Plus 175, ING GoldenSelect Access 175, ING
GoldenSelect DVA Plus, ING GoldenSelect ESII 175, ING GoldenSelect Generations Variable
Annuity 175, ING GoldenSelect Opportunities Variable 175, ING GoldenSelect Premium Plus
175
Band 13	ING GoldenSelect Access - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect Access - Standard (post April 2001), ING GoldenSelect Generations Variable
Annuity 150, ING GoldenSelect Premium Plus - 7% Solution (post January 2000 and post
2000), ING GoldenSelect Landmark - 5.5% Solution, ING SmartDesign Advantage Variable
Annuity, Wells Fargo ING Landmark - 5.5% Solution, Wells Fargo ING Opportunities
Variable Annuity 180, Fleet Premium Plus 180, ING GoldenSelect Access 180, ING
GoldenSelect ESII 180, ING GoldenSelect Generations Variable Annuity 180, ING
GoldenSelect Landmark Variable Annuity 180, ING GoldenSelect Opportunities Variable 180,
ING GoldenSelect Premium Plus 180, ING SmartDesign Advantage Variable Annuity 180,
Wells Fargo ING Landmark Variable Annuity 180
Band 14	Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post
2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends – Quarterly,
ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post 2000), ING
GoldenSelect Premium Plus, ING GoldenSelect Premium Plus (Citigroup/Smith Barney),
Wells Fargo ING Landmark - Annual Ratchet, ING GoldenSelect Access 190, ING
GoldenSelect Landmark Variable Annuity 190, ING GoldenSelect Legends - Quarterly, ING
GoldenSelect Premium Plus 190, Wells Fargo ING Landmark Variable Annuity 190

306

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Bands	Products

Band 15	ING GoldenSelect Access - 5.5% Solution (post April 2001), ING GoldenSelect ES II 195,
ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max 5.5,
ING GoldenSelect Legends –WA Combo, ING Golden Select Opportunities Variable 195,
ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING
SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING
SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity 195,
Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195,
ING GoldenSelect Access 195, ING GoldenSelect Landmark Variable Annuity 195, ING
SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark Variable Annuity
195
Band 16	ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark
Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205, ING GoldenSelect
Access 205, ING GoldenSelect Legends 205
Band 17	ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark
(Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends –
Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity,
Wells Fargo Landmark - Max 7, ING GoldenSelect Access 210, ING GoldenSelect Landmark
Variable Annuity 210, Wells Fargo ING Landmark Variable Annuity 210
Band 18	ING GoldenSelect Access - 7% Solution (post April 2001), ING GoldenSelect Access 215
Band 19	ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING
GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable
Annuity 225, ING GoldenSelect Access 225
Band 20	ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect
Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING
GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity 185,
Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7,
ING GoldenSelect ESII 185, ING GoldenSelect Generations Variable Annuity 185, ING
GoldenSelect Opportunities Variable 185, Wells Fargo ING Opportunities Variable Annuity
185
Band 21	ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity
200, Wells Fargo ING Landmark - 7% Solution, ING GoldenSelect Landmark Variable
Annuity 200, Wells Fargo ING Landmark Variable Annuity 200
Band 22	Granite PrimElite - Standard, ING GoldenSelect Granite PrimElite 125
Band 23	ING GoldenSelect Granite PrimElite - Annual Ratchet; ING GoldenSelect Granite PrimElite
140
Band 24	ING GoldenSelect Access One
Band 25	ING GoldenSelect Value
Band 26	ING SmartDesign Variable Annuity Option I, ING SmartDesign Variable Annuity 095
Band 27	ING SmartDesign Variable Annuity Option II, ING SmartDesign Variable Annuity 125
Band 28	ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III, ING
SmartDesign Variable Annuity 140
Band 29	ING SmartDesign Variable Annuity Bonus Option I, ING SmartDesign Variable Annuity 145
Band 30	ING SmartDesign Variable Annuity Bonus Option II, ING SmartDesign Variable Annuity 175
Band 31	ING SmartDesign Variable Annuity Bonus Option III, ING SmartDesign Variable Annuity 190
Band 32	ING SmartDesign Advantage Bonus Option I, ING SmartDesign Advantage Variable Annuity
220
Band 33	ING SmartDesign Advantage Bonus Option II, ING SmartDesign Advantage Variable Annuity
240

307

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Bands	Products

Band 34	ING SmartDesign Advantage Bonus Option III, ING SmartDesign Advantage Variable
Annuity 255
Band 35	ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I, ING Focus
Variable Annuity 075, ING Rollover Choice 075
Band 36	ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus
VA Option II, ING Focus Variable Annuity 095, ING Rollover Choice 095
Band 37	ING Rollover Choice Option III (prior to August 7, 2003), ING Rollover Choice 110
Band 38	ING Rollover Choice Option I, ING Rollover Choice 100
Band 39	ING Rollover Choice Option II, ING Rollover Choice 120
Band 40	ING Rollover Choice Option III, ING Rollover Choice 135
Band 41	ING SmartDesign Signature Option I, ING SmartDesign Signature Variable Annuity 175
Band 42	ING SmartDesign Signature Option II, ING SmartDesign Signature Variable Annuity 210
Band 43	ING SmartDesign Signature Option III
Band 44	ING SmartDesign Advantage Variable Annuity 245
Band 45	ING SmartDesign Advantage Variable Annuity 260
Band 46	ING GoldenSelect Landmark Variable Annuity 220, ING GoldenSelect Legends 220, Wells
Fargo ING Landmark Variable Annuity 220
Band 47	ING GoldenSelect Access 235
Band 49	ING Simplicity Variable Annuity 200
Band 50	ING Architect Variable Annuity 180
Band 51	ING Architect Variable Annuity 210
Band 52	ING Architect Variable Annuity 145
Band 53	ING Architect Variable Annuity 170
Band 54	ING Architect Variable Annuity 200
Band 55	ING Architect Variable Annuity 155

308

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

9. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Leisure Fund - Series I Shares
2007	3,083	$11.74 to $14.38	$42,305	1.58%	0.95% to 2.60%	-3.39% to -1.78%
2006	3,723	$12.12 to $14.64	$52,417	1.08%	0.95% to 2.60%	21.32% to 23.44%
2005	4,687	$9.96 to $11.86	$53,911	1.11%	0.95% to 2.60%	-3.68% to -2.15%
2004	4,713	$10.86 to $12.18	$55,920	0.37%	0.95% to 2.60%	10.48% to 12.33%
2003	3,232	$10.50 to $10.91	$34,410	-	0.95% to 2.55%	25.45% to 27.42%
Columbia Asset Allocation Fund, Variable Series -
Class A
2007	41	$15.82 to $16.21	$668	2.48%	1.40% to 1.90%	7.11% to 7.64%
2006	36	$14.77 to $15.06	$540	2.44%	1.40% to 1.90%	9.65% to 10.25%
2005	38	$13.47 to $13.66	$523	2.49%	1.40% to 1.90%	4.65% to 5.08%
2004	46	$12.91 to $13.00	$601	2.33%	1.40% to 1.80%	8.03% to 8.42%
2003	50	$11.95 to $11.99	$601	(a)	1.40% to 1.80%	(a)
Columbia Federal Securities Fund, Variable Series -
Class A
2007	7	$11.01 to $11.23	$80	6.21%	1.40% to 1.80%	4.26% to 4.76%
2006	8	$10.56 to $10.72	$81	5.54%	1.40% to 1.80%	1.83% to 2.29%
2005	8	$10.37 to $10.48	$85	5.71%	1.40% to 1.80%	0.78% to 1.06%
2004	9	$10.29 to $10.37	$90	5.65%	1.40% to 1.80%	2.38% to 2.78%
2003	9	$10.07 to $10.09	$87	(a)	1.40% to 1.70%	(a)
Columbia Large Cap Growth Fund, Variable Series -
Class A
2007	37	$12.87 to $13.06	$484	0.39%	1.40% to 1.90%	13.49% to 14.16%
2006	48	$11.34 to $11.44	$547	0.35%	1.40% to 1.90%	8.21% to 8.65%
2005	49	$10.48 to $10.53	$515	(c)	1.40% to 1.90%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

309

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Columbia Small Cap Value Fund, Variable Series -
Class B
2007	13,631	$11.74 to $19.82	$256,889	0.27%	0.95% to 2.60%	-5.11% to -3.56%
2006	16,991	$12.34 to $20.60	$335,177	0.34%	0.95% to 2.60%	16.24% to 18.25%
2005	20,661	$10.59 to $17.48	$348,817	-	0.95% to 2.60%	3.09% to 4.17%
2004	14,445	$16.50 to $16.78	$240,424	0.50%	1.25% to 2.25%	19.83% to 21.00%
2003	2,966	$13.77 to $13.87	$40,999	(a)	1.25% to 2.25%	(a)
Columbia Small Company Growth Fund, Variable
Series - Class A
2007	4	$20.29 to $20.68	$91	-	1.40% to 1.80%	11.42% to 11.84%
2006	4	$18.21 to $18.49	$82	-	1.40% to 1.80%	10.36% to 10.85%
2005	5	$16.50 to $16.68	$78	-	1.40% to 1.80%	0.86% to 1.28%
2004	5	$16.36 to $16.47	$81	-	1.40% to 1.80%	9.50% to 9.95%
2003	5	$14.94 to $14.98	$75	(a)	1.40% to 1.80%	(a)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2007	28,026	$11.47 to $16.08	$373,387	1.66%	0.75% to 2.60%	-1.39% to 0.50%
2006	28,119	$11.61 to $16.03	$376,023	2.91%	0.75% to 2.60%	16.83% to 19.05%
2005	24,383	$10.48 to $13.50	$276,545	1.36%	0.75% to 2.60%	2.87% to 4.79%
2004	22,427	$10.58 to $12.92	$245,414	1.17%	0.75% to 2.60%	8.40% to 10.38%
2003	14,541	$9.76 to $11.73	$145,256	0.47%	0.75% to 2.55%	26.75% to 29.08%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2007	57,227	$12.58 to $19.59	$922,587	0.87%	0.75% to 2.60%	14.18% to 16.41%
2006	39,889	$10.97 to $16.87	$561,251	1.09%	0.75% to 2.60%	8.54% to 10.61%
2005	20,525	$11.89 to $15.29	$267,908	0.04%	0.75% to 2.60%	13.64% to 15.83%
2004	3,777	$10.75 to $13.24	$46,859	0.15%	0.75% to 2.60%	12.23% to 14.31%
2003	1,945	$10.63 to $11.62	$21,313	0.13%	0.75% to 2.55%	25.06% to 27.26%
Franklin Small Cap Value Securities Fund - Class 2
2007	479	$17.21 to $18.00	$8,548	0.71%	0.75% to 1.35%	-3.75% to -3.14%
2006	304	$17.83 to $18.63	$5,563	0.60%	0.75% to 1.35%	15.42% to 16.12%
2005	152	$15.41 to $16.08	$2,400	0.59%	0.75% to 1.35%	7.34% to 7.94%
2004	69	$14.39 to $14.94	$1,018	0.16%	0.75% to 1.35%	22.57% to 22.82%
2003	20	$11.74 to $11.79	$236	-	0.75% to 0.95%	30.88% to 31.15%

310

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET Fund - Series U
2007	6,223	$10.79 to $11.83	$70,776	2.35%	1.25% to 3.05%	0.84% to 2.69%
2006	7,625	$10.70 to $11.52	$85,061	2.43%	1.25% to 3.05%	4.09% to 6.08%
2005	11,149	$10.28 to $10.86	$117,807	2.19%	1.25% to 3.05%	-1.63% to 0.09%
2004	13,476	$10.45 to $10.85	$143,398	1.90%	1.25% to 3.05%	0.29% to 2.17%
2003	16,063	$10.42 to $10.62	$168,926	-	1.25% to 3.05%	4.30% to 6.20%
ING GET Fund - Series V
2007	9,432	$9.65 to $10.53	$95,725	2.31%	1.25% to 3.05%	1.79% to 3.74%
2006	12,053	$9.48 to $10.15	$118,802	2.27%	1.25% to 3.05%	1.28% to 3.05%
2005	18,502	$9.36 to $9.85	$177,886	1.95%	1.25% to 3.05%	-2.19% to -0.40%
2004	23,741	$9.57 to $9.89	$231,312	1.01%	1.25% to 3.05%	-0.73% to 1.12%
2003	33,567	$9.64 to $9.78	$325,984	(a)	1.25% to 3.05%	(a)
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2007	20,249	$11.37 to $24.03	$431,682	-	0.90% to 2.60%	7.97% to 9.88%
2006	21,366	$10.48 to $22.11	$423,458	-	0.80% to 2.60%	-0.88% to 0.96%
2005	23,276	$10.58 to $21.90	$465,921	-	0.80% to 2.60%	4.46% to 6.00%
2004	26,948	$18.17 to $20.66	$517,639	-	0.80% to 2.25%	16.85% to 18.53%
2003	28,328	$15.55 to $17.43	$462,824	-	0.80% to 2.25%	63.34% to 65.68%
ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class
2007	1,039	$11.38 to $23.28	$18,868	-	1.40% to 2.20%	8.28% to 9.14%
2006	1,116	$10.51 to $21.33	$18,807	-	1.40% to 2.20%	-0.66% to 0.19%
2005	986	$10.58 to $21.29	$17,341	-	1.40% to 2.20%	4.45% to 5.14%
2004	680	$10.78 to $20.25	$12,840	-	1.40% to 2.10%	17.19% to 17.66%
2003	270	$17.10 to $17.21	$4,624	-	1.40% to 1.85%	63.64% to 64.53%
ING American Funds Growth Portfolio
2007	156,541	$12.02 to $16.46	$2,455,766	0.26%	0.75% to 2.60%	8.83% to 10.93%
2006	138,030	$10.99 to $14.87	$1,979,019	0.18%	0.75% to 2.60%	6.76% to 8.77%
2005	113,508	$10.57 to $13.69	$1,516,773	-	0.75% to 2.60%	12.69% to 14.48%
2004	72,179	$10.64 to $11.96	$854,063	0.01%	0.95% to 2.60%	9.04% to 10.84%
2003	12,298	$10.73 to $10.79	$132,320	(a)	0.95% to 2.55%	(a)

311

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Funds Growth-Income Portfolio
2007	114,229	$11.40 to $14.67	$1,595,008	1.00%	0.75% to 2.60%	1.81% to 3.73%
2006	100,590	$11.15 to $14.17	$1,374,118	0.69%	0.75% to 2.60%	11.59% to 13.72%
2005	84,695	$10.10 to $12.48	$1,031,247	0.35%	0.75% to 2.60%	2.55% to 4.26%
2004	55,830	$10.60 to $11.97	$661,150	0.16%	0.95% to 2.60%	6.94% to 8.72%
2003	9,106	$10.95 to $11.01	$99,959	(a)	0.95% to 2.55%	(a)
ING American Funds International Portfolio
2007	72,838	$13.49 to $22.71	$1,548,000	0.88%	0.75% to 2.60%	16.30% to 18.47%
2006	58,897	$11.54 to $19.20	$1,078,309	0.71%	0.75% to 2.60%	15.21% to 17.53%
2005	43,010	$10.99 to $16.38	$683,490	0.49%	0.75% to 2.60%	17.83% to 19.82%
2004	23,418	$11.16 to $13.67	$316,864	0.22%	0.95% to 2.60%	15.64% to 17.45%
2003	3,906	$11.57 to $11.64	$45,340	(a)	0.95% to 2.55%	(a)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2007	25	$9.77 to $9.81	$244	(e)	0.75% to 1.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2007	11,875	$10.92 to $13.69	$153,507	-	0.75% to 2.60%	3.98% to 5.97%
2006	11,782	$10.38 to $12.92	$145,523	-	0.75% to 2.60%	4.34% to 6.25%
2005	12,937	$10.88 to $12.16	$151,911	-	0.80% to 2.60%	7.76% to 9.39%
2004	1,738	$10.69 to $11.08	$18,861	-	0.90% to 2.25%	8.64% to 10.03%
2003	1,372	$9.84 to $10.07	$13,630	-	0.90% to 2.25%	24.09% to 25.88%
ING BlackRock Large Cap Value Portfolio -
Service Class
2007	4,072	$11.46 to $15.01	$57,552	0.41%	0.90% to 2.60%	1.59% to 3.33%
2006	5,107	$11.24 to $14.53	$70,539	0.59%	0.80% to 2.60%	13.51% to 15.32%
2005	3,466	$10.53 to $12.64	$42,124	-	0.80% to 2.45%	2.92% to 4.46%
2004	3,468	$11.64 to $12.10	$40,913	0.27%	0.80% to 2.25%	8.99% to 10.53%
2003	2,431	$10.68 to $10.90	$26,184	0.21%	0.80% to 2.25%	28.33% to 30.00%

312

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING BlackRock Large Cap Value Portfolio -
Service 2 Class
2007	270	$12.18 to $17.60	$4,303	0.23%	1.40% to 2.20%	1.84% to 2.62%
2006	291	$11.96 to $17.15	$4,559	0.51%	1.40% to 2.20%	13.69% to 14.64%
2005	225	$10.52 to $14.96	$3,132	-	1.40% to 2.20%	2.92% to 3.60%
2004	170	$10.63 to $14.44	$2,421	0.19%	1.40% to 2.10%	9.33% to 9.81%
2003	61,511	$13.07 to $13.15	$805	0.23%	1.40% to 1.85%	28.64% to 29.30%
ING Capital Guardian U.S. Equities Portfolio -
Service Class
2007	39,077	$10.69 to $13.14	$465,436	0.56%	0.50% to 2.60%	-3.03% to -0.90%
2006	46,101	$10.91 to $13.26	$561,314	0.44%	0.50% to 2.60%	7.63% to 9.77%
2005	53,019	$10.48 to $12.08	$595,801	0.43%	0.50% to 2.40%	3.82% to 5.59%
2004	60,199	$10.48 to $11.44	$648,655	0.19%	0.50% to 2.25%	6.83% to 8.75%
2003	55,938	$9.81 to $10.52	$561,288	0.05%	0.50% to 2.25%	33.65% to 36.09%
ING Capital Guardian U.S. Equities Portfolio -
Service 2 Class
2007	559	$10.97 to $16.53	$8,501	0.34%	1.40% to 2.20%	-2.75% to -2.02%
2006	703	$11.28 to $16.87	$11,099	0.34%	1.40% to 2.20%	7.63% to 8.56%
2005	746	$10.48 to $15.54	$10,963	0.36%	1.40% to 2.20%	3.91% to 4.65%
2004	692	$10.48 to $14.85	$10,041	0.23%	1.40% to 2.10%	7.07% to 7.53%
2003	495	$13.72 to $13.81	$6,805	-	1.40% to 1.85%	33.85% to 34.47%
ING EquitiesPlus Portfolio - Service Class
2007	9,450	$10.71 to $11.44	$102,402	3.65%	0.90% to 2.35%	0.28% to 1.76%
2006	11,784	$10.68 to $10.78	$126,427	(d)	0.90% to 2.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING EquitiesPlus Portfolio - Service 2 Class
2007	3	$10.75	$33	3.03%	1.95%	0.56%
2006	3	$10.69	$33	(d)	1.95%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

313

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Evergreen Health Sciences Portfolio - Service Class
2007	16,047	$11.93 to $13.21	$205,635	0.13%	0.80% to 2.60%	5.72% to 7.68%
2006	16,005	$11.22 to $12.28	$192,226	-	0.80% to 2.60%	10.88% to 12.96%
2005	14,969	$10.26 to $10.96	$160,600	0.01%	0.80% to 2.60%	7.63% to 9.37%
2004	2,972	$9.82 to $9.94	$29,371	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Omega Portfolio - Service Class
2007	701	$11.48 to $13.17	$8,527	0.08%	0.75% to 2.55%	8.85% to 10.77%
2006	950	$10.53 to $11.89	$10,532	-	0.75% to 2.60%	2.84% to 4.85%
2005	748	$10.22 to $11.34	$7,994	-	0.75% to 2.60%	1.72% to 2.95%
2004	290	$10.42 to $10.52	$3,037	(b)	0.95% to 2.25%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Omega Portfolio - Service 2 Class
2007	109	$11.48 to $12.25	$1,301	-	1.40% to 2.20%	9.02% to 9.87%
2006	122	$10.53 to $11.15	$1,331	-	1.40% to 2.20%	3.03% to 4.01%
2005	91	$10.22 to $10.72	$961	-	1.40% to 2.20%	1.63% to 2.29%
2004	30	$10.43 to $10.48	$317	(b)	1.40% to 2.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING FMRSM Diversified Mid Cap Portfolio -
Service Class
2007	65,165	$12.21 to $17.86	$1,061,996	0.15%	0.50% to 2.60%	11.47% to 13.53%
2006	43,307	$10.93 to $15.29	$627,079	-	0.80% to 2.60%	9.06% to 11.10%
2005	43,185	$10.18 to $13.79	$569,837	-	0.80% to 2.60%	14.35% to 15.88%
2004	21,954	$11.22 to $11.90	$252,365	0.13%	0.90% to 2.25%	21.30% to 22.93%
2003	17,427	$9.25 to $9.68	$164,205	-	0.90% to 2.25%	30.47% to 32.42%
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
2007	2,406	$14.37 to $21.75	$47,072	0.01%	1.40% to 2.20%	11.74% to 12.69%
2006	2,079	$12.86 to $19.30	$36,090	-	1.40% to 2.20%	9.35% to 10.22%
2005	1,777	$11.76 to $17.51	$28,369	-	1.40% to 2.20%	14.30% to 15.12%
2004	666	$11.82 to $15.21	$9,744	0.22%	1.40% to 2.10%	21.57% to 22.07%
2003	303	$12.38 to $12.46	$3,754	-	1.40% to 1.85%	30.73% to 31.43%

314

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Large Cap Growth Portfolio - Service
Class
2007	14,915	$10.11 to $11.23	$160,643	0.04%	0.75% to 2.60%	0.77% to 2.72%
2006	17,491	$9.90 to $10.72	$185,025	-	0.75% to 2.60%	-0.10% to 1.52%
2005	880	$10.44 to $10.56	$9,242	(c)	0.95% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Mid Cap Growth Portfolio - Service Class
2007	15,159	$10.36 to $29.53	$377,561	-	0.50% to 2.60%	-1.30% to 0.75%
2006	18,896	$10.48 to $29.31	$473,531	-	0.50% to 2.60%	1.85% to 4.08%
2005	22,473	$10.26 to $28.16	$552,840	-	0.50% to 2.60%	0.79% to 2.59%
2004	27,088	$22.90 to $27.45	$661,572	-	0.50% to 2.25%	12.48% to 14.47%
2003	29,373	$20.36 to $23.98	$634,357	-	0.50% to 2.25%	36.01% to 38.45%
ING FMRSM Mid Cap Growth Portfolio - Service 2
Class
2007	1,266	$10.36 to $15.79	$17,919	-	1.40% to 2.20%	-1.15% to -0.38%
2006	1,377	$10.48 to $15.85	$19,718	-	1.40% to 2.20%	2.14% to 2.99%
2005	1,345	$10.26 to $15.39	$19,172	-	1.40% to 2.20%	0.74% to 1.52%
2004	1,170	$10.80 to $15.16	$17,093	-	1.40% to 2.10%	12.70% to 13.22%
2003	722	$13.31 to $13.39	$9,625	-	1.40% to 1.85%	36.48% to 37.05%
ING Focus 5 Portfolio - Service Class
2007	9,583	$10.36 to $10.42	$99,541	(e)	1.00% to 2.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Franklin Income Portfolio - Service Class
2007	31,117	$10.83 to $11.20	$342,076	1.18%	0.95% to 2.60%	-0.09% to 1.64%
2006	14,383	$10.84 to $11.02	$156,693	(d)	0.95% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

315

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Franklin Income Portfolio - Service 2 Class
2007	824	$10.89 to $11.04	$9,020	1.27%	1.40% to 2.20%	0.28% to 1.10%
2006	268	$10.86 to $10.92	$2,916	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Franklin Mutual Shares Portfolio - Service Class
2007	16,820	$11.79 to $11.92	$199,485	(e)	0.95% to 2.60%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2007	54,307	$9.53 to $9.64	$520,590	(e)	0.95% to 2.60%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Real Estate Portfolio - Service Class
2007	11,754	$11.74 to $12.55	$145,395	3.55%	0.95% to 2.60%	-9.70% to -8.19%
2006	5,601	$12.93 to $13.67	$76,113	(d)	0.95% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Global Real Estate Portfolio - Service 2 Class
2007	222	$12.25 to $12.42	$2,736	3.30%	1.40% to 2.20%	-9.46% to -8.68%
2006	133	$13.53 to $13.60	$1,807	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

316

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Resources Portfolio - Service Class
2007	20,069	$14.96 to $52.95	$828,047	0.01%	0.80% to 2.60%	29.83% to 32.18%
2006	16,489	$11.47 to $40.06	$529,809	0.18%	0.80% to 2.60%	18.24% to 20.44%
2005	13,480	$13.27 to $33.26	$373,920	0.72%	0.80% to 2.60%	34.63% to 36.65%
2004	8,900	$19.26 to $24.34	$187,945	0.95%	0.80% to 2.25%	4.05% to 5.55%
2003	6,911	$18.51 to $23.06	$140,016	0.37%	0.80% to 2.25%	48.79% to 51.02%
ING Global Resources Portfolio - Service 2 Class
2007	1,436	$21.52 to $32.84	$41,169	-	1.40% to 2.20%	30.19% to 31.20%
2006	1,445	$16.53 to $25.03	$31,781	0.10%	1.40% to 2.20%	18.49% to 19.47%
2005	1,203	$13.95 to $20.95	$22,547	0.75%	1.40% to 2.20%	34.72% to 35.69%
2004	688	$10.54 to $15.44	$10,201	1.36%	1.40% to 2.10%	4.23% to 4.75%
2003	207	$14.66 to $14.74	$3,037	0.45%	1.40% to 1.85%	49.29% to 49.95%
ING Global Technology Portfolio - Service Class
2007	15,457	$7.85 to $13.47	$129,557	-	0.90% to 2.60%	6.80% to 8.72%
2006	10,440	$7.32 to $12.40	$80,357	-	0.90% to 2.60%	6.45% to 8.25%
2005	10,325	$6.85 to $11.46	$73,104	-	0.90% to 2.60%	-0.44% to 0.97%
2004	9,719	$6.88 to $7.24	$68,251	-	0.90% to 2.25%	9.03% to 10.53%
2003	8,371	$6.31 to $6.55	$53,622	-	0.90% to 2.25%	37.77% to 39.66%
ING Global Technology Portfolio - Service 2 Class
2007	439	$11.60 to $18.50	$7,296	-	1.40% to 2.20%	7.11% to 7.93%
2006	442	$10.83 to $17.14	$6,829	-	1.40% to 2.20%	6.70% to 7.60%
2005	395	$10.15 to $15.93	$5,748	-	1.40% to 2.20%	-0.36% to 0.38%
2004	283	$11.16 to $15.87	$4,337	-	1.40% to 2.10%	9.26% to 9.75%
2003	180	$14.37 to $14.46	$2,595	-	1.40% to 1.85%	38.17% to 38.77%
ING International Growth Opportunities Portfolio -
Service Class
2007	9,113	$14.57 to $17.11	$142,378	1.13%	0.90% to 2.35%	15.70% to 17.35%
2006	11,623	$12.58 to $14.58	$155,944	1.62%	0.90% to 2.35%	18.73% to 20.50%
2005	14,319	$10.59 to $12.10	$160,706	2.39%	0.90% to 2.35%	8.06% to 9.50%
2004	17,199	$9.80 to $11.15	$177,640	0.92%	0.80% to 2.25%	14.09% to 15.78%
2003	17,997	$8.59 to $9.63	$162,082	0.25%	0.80% to 2.25%	26.32% to 28.23%

317

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING International Growth Opportunities Portfolio -
Service 2 Class
2007	521	$15.33 to $21.76	$10,823	1.02%	1.40% to 2.20%	15.70% to 16.61%
2006	584	$13.25 to $18.66	$10,449	1.54%	1.40% to 2.20%	18.73% to 19.77%
2005	673	$11.16 to $15.58	$10,090	2.55%	1.40% to 2.20%	8.00% to 8.72%
2004	646	$11.37 to $14.33	$9,037	1.23%	1.40% to 2.10%	14.35% to 14.92%
2003	401	$12.40 to $12.47	$4,980	0.31%	1.40% to 1.85%	26.66% to 27.24%
ING Janus Contrarian Portfolio - Service Class
2007	46,762	$14.17 to $19.24	$784,615	-	0.90% to 2.60%	17.74% to 19.78%
2006	10,578	$11.99 to $16.07	$149,666	0.42%	0.90% to 2.60%	19.84% to 22.00%
2005	6,969	$11.34 to $13.19	$81,462	0.06%	0.90% to 2.60%	12.73% to 14.58%
2004	6,384	$10.03 to $11.52	$65,678	-	0.90% to 2.55%	14.50% to 16.05%
2003	6,039	$8.76 to $9.16	$53,911	-	0.90% to 2.25%	46.98% to 48.94%
ING Janus Contrarian Portfolio - Service 2 Class
2007	1,722	$16.42 to $27.00	$39,413	-	1.40% to 2.20%	18.13% to 19.10%
2006	370	$13.90 to $22.67	$7,234	0.34%	1.40% to 2.20%	20.14% to 21.10%
2005	225	$11.57 to $18.72	$3,755	0.07%	1.40% to 2.20%	13.00% to 13.80%
2004	136	$11.31 to $16.45	$2,177	-	1.40% to 2.10%	14.73% to 15.28%
2003	56	$14.91 to $14.27	$801	-	1.40% to 1.85%	47.51% to 48.18%
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2007	1,430	$25.11 to $39.30	$47,813	0.89%	1.40% to 2.20%	35.15% to 36.32%
2006	1,436	$18.58 to $28.83	$35,277	0.49%	1.40% to 2.20%	32.71% to 33.78%
2005	1,054	$14.00 to $21.55	$19,778	0.08%	1.40% to 2.20%	31.71% to 32.62%
2004	467	$11.10 to $16.25	$7,217	0.63%	1.40% to 2.10%	15.52% to 16.07%
2003	140	$13.92 to $14.00	$1,956	0.20%	1.40% to 1.85%	43.51% to 44.18%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2007	35,157	$18.01 to $27.00	$867,350	0.89%	0.80% to 2.60%	34.89% to 37.40%
2006	27,668	$13.29 to $19.65	$502,767	0.50%	0.80% to 2.60%	32.26% to 34.68%
2005	22,412	$13.00 to $14.59	$305,326	0.07%	0.80% to 2.60%	31.85% to 33.73%
2004	14,735	$9.86 to $10.91	$151,706	0.38%	0.80% to 2.25%	15.05% to 16.81%
2003	12,265	$8.57 to $9.34	$109,258	0.21%	0.80% to 2.25%	43.31% to 45.48%

318

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2007	16,728	$10.76 to $15.37	$236,387	0.13%	0.80% to 2.60%	-4.25% to -2.50%
2006	16,274	$11.18 to $15.92	$239,483	-	0.80% to 2.60%	13.63% to 15.74%
2005	13,753	$10.36 to $13.89	$177,486	-	0.80% to 2.60%	-13.35% to 1.91%
2004	11,640	$13.63	$158,627	-	0.80% to 2.60%	23.68% to 33.89%
2003	6,338	$10.18 to $11.02	$65,484	-	0.80% to 2.55%	30.85% to 33.12%
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
2007	3,257	$11.31 to $17.62	$50,959	-	1.40% to 2.20%	-4.07% to -3.24%
2006	3,320	$11.79 to $18.21	$54,102	-	1.40% to 2.20%	13.91% to 14.82%
2005	3,144	$10.35 to $15.86	$45,409	-	1.40% to 2.20%	1.34% to 2.12%
2004	2,183	$11.93 to $15.53	$32,610	-	1.40% to 2.10%	23.45% to 24.04%
2003	889	$2.45 to $12.52	$11,088	-	1.40% to 1.85%	31.33% to 31.93%
ING JPMorgan Value Opportunities Portfolio -
Service Class
2007	3,402	$11.27 to $12.42	$41,470	1.38%	0.95% to 2.60%	-3.73% to -2.13%
2006	5,579	$11.65 to $12.69	$69,946	0.29%	0.95% to 2.60%	16.95% to 18.93%
2005	3,843	$10.55 to $10.67	$40,813	(c)	0.95% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Value Opportunities Portfolio -
Service 2 Class
2007	138	$11.97 to $12.23	$1,674	1.36%	1.40% to 2.20%	-3.47% to -2.70%
2006	137	$12.40 to $12.57	$1,710	0.61%	1.40% to 2.20%	17.31% to 18.25%
2005	81	$10.57 to $10.63	$864	(c)	1.40% to 2.20%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Julius Baer Foreign Portfolio - Service Class
2007	45,509	$13.89 to $22.32	$908,393	0.08%	0.80% to 2.60%	13.41% to 15.51%
2006	36,012	$12.18 to $19.50	$630,618	-	0.80% to 2.60%	25.82% to 28.14%
2005	25,762	$11.80 to $15.36	$356,543	0.07%	0.80% to 2.60%	12.41% to 14.30%
2004	15,131	$11.44 to $13.55	$185,592	0.11%	0.90% to 2.60%	14.85% to 16.87%
2003	3,272	$10.44 to $11.69	$34,644	0.99%	0.90% to 2.55%	27.94% to 30.06%
319

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Julius Baer Foreign Portfolio - Service 2 Class
2007	3,447	$16.92 to $24.21	$74,247	-	1.40% to 2.20%	13.71% to 14.58%
2006	3,419	$14.88 to $21.13	$64,469	-	1.40% to 2.20%	26.21% to 27.29%
2005	2,592	$11.79 to $16.60	$39,182	0.03%	1.40% to 2.20%	12.64% to 13.54%
2004	1,245	$11.47 to $14.62	$17,516	0.03%	1.40% to 2.10%	15.58% to 16.04%
2003	203	$12.52 to $12.60	$2,550	1.03%	1.40% to 1.85%	28.54% to 29.10%
ING Legg Mason Value Portfolio - Service Class
2007	36,876	$8.94 to $12.18	$352,697	-	0.75% to 2.60%	-8.40% to -6.71%
2006	40,578	$9.76 to $13.19	$419,720	-	0.75% to 2.60%	3.75% to 5.71%
2005	40,447	$9.40 to $12.60	$399,134	-	0.75% to 2.60%	3.24% to 5.12%
2004	30,531	$9.10 to $12.10	$288,326	0.14%	0.90% to 2.60%	10.98% to 12.82%
2003	26,637	$8.20 to $10.81	$224,722	0.03%	0.90% to 2.55%	19.36% to 21.49%
ING Legg Mason Value Portfolio - Service 2 Class
2007	2,078	$10.17 to $13.31	$25,414	-	1.40% to 2.20%	-8.21% to -7.44%
2006	2,257	$11.08 to $14.38	$29,989	-	1.40% to 2.20%	4.04% to 4.89%
2005	2,121	$10.65 to $13.71	$27,151	-	1.40% to 2.20%	3.59% to 4.34%
2004	1,086	$11.15 to $13.14	$13,915	0.20%	1.40% to 2.10%	11.58% to 12.03%
2003	616	$11.66 to $11.73	$7,195	-	1.40% to 1.85%	20.06% to 20.58%
ING LifeStyle Aggressive Growth Portfolio - Service
Class
2007	95,413	$11.58 to $14.43	$1,325,896	0.60%	0.95% to 2.60%	0.59% to 2.27%
2006	82,802	$11.48 to $14.11	$1,135,564	0.15%	0.95% to 2.60%	15.00% to 17.00%
2005	56,804	$10.82 to $12.06	$672,396	0.08%	0.95% to 2.60%	5.01% to 6.73%
2004	19,102	$11.17 to $11.30	$214,566	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Aggressive Growth Portfolio -
Service 2 Class
2007	305	$14.02 to $14.32	$4,328	0.50%	1.40% to 2.20%	0.86% to 1.63%
2006	181	$13.90 to $14.09	$2,529	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

320

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Growth Portfolio - Service Class
2007	289,602	$11.44 to $13.92	$3,874,407	0.92%	0.95% to 2.60%	1.16% to 2.96%
2006	207,051	$11.25 to $13.52	$2,719,322	0.48%	0.95% to 2.60%	12.43% to 14.30%
2005	118,288	$10.67 to $11.83	$1,373,807	0.33%	0.95% to 2.60%	4.07% to 5.82%
2004	42,766	$11.05 to $11.18	$475,452	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Growth Portfolio - Service 2 Class
2007	903	$13.46 to $13.76	$12,286	1.12%	1.40% to 2.20%	1.43% to 2.23%
2006	621	$13.27 to $13.46	$8,291	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Growth Portfolio - Service
Class
2007	228,517	$11.37 to $13.42	$2,953,955	1.21%	0.95% to 2.60%	1.94% to 3.63%
2006	169,362	$11.09 to $12.95	$2,131,406	0.85%	0.95% to 2.60%	10.44% to 12.32%
2005	109,586	$10.52 to $11.53	$1,239,629	0.62%	0.95% to 2.60%	3.03% to 4.82%
2004	41,489	$10.88 to $11.00	$453,877	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Moderate Growth Portfolio - Service 2
Class
2007	1,247	$12.93 to $13.22	$16,308	1.24%	1.40% to 2.20%	2.13% to 3.04%
2006	407	$12.66 to $12.83	$5,180	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Portfolio - Service Class
2007	102,978	$11.24 to $13.01	$1,290,614	1.49%	0.95% to 2.60%	2.26% to 4.00%
2006	74,241	$10.93 to $12.51	$903,677	1.07%	0.95% to 2.60%	8.53% to 10.41%
2005	46,302	$10.43 to $11.33	$515,732	0.84%	0.95% to 2.60%	2.61% to 4.33%
2004	19,609	$10.74 to $10.86	$211,827	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

321

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Moderate Portfolio - Service 2 Class
2007	1,078	$12.49 to $12.77	$13,609	1.56%	1.40% to 2.20%	2.38% to 3.32%
2006	629	$12.20 to $12.36	$7,718	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Limited Maturity Bond Portfolio - Service Class
2007	8,412	$10.17 to $25.92	$176,466	1.99%	0.50% to 2.25%	3.35% to 5.24%
2006	10,711	$18.26 to $24.63	$216,291	3.51%	0.50% to 2.25%	1.53% to 3.31%
2005	13,640	$17.66 to $23.84	$269,644	4.59%	0.50% to 2.25%	-0.67% to 1.10%
2004	18,084	$17.78 to $23.58	$357,305	4.19%	0.50% to 2.25%	-0.89% to 0.90%
2003	27,037	$17.94 to $23.37	$534,954	0.74%	0.50% to 2.25%	0.56% to 2.32%
ING Liquid Assets Portfolio - Service Class
2007	68,096	$10.32 to $19.17	$1,050,018	4.98%	0.75% to 2.60%	2.18% to 4.18%
2006	46,163	$10.10 to $18.40	$710,117	5.15%	0.75% to 2.60%	1.92% to 3.84%
2005	38,622	$9.89 to $17.72	$582,359	3.06%	0.75% to 2.60%	0.15% to 2.01%
2004	41,260	$9.83 to $17.37	$618,281	1.05%	0.75% to 2.60%	-1.66% to 0.17%
2003	49,098	$9.95 to $18.00	$745,674	0.78%	0.50% to 2.55%	-1.78% to 0.22%
ING Liquid Assets Portfolio - Service 2 Class
2007	2,311	$10.36 to $10.64	$24,213	4.67%	1.40% to 2.20%	2.44% to 3.31%
2006	1,518	$10.07 to $10.34	$15,430	4.99%	1.40% to 2.20%	2.29% to 3.11%
2005	1,143	$9.81 to $10.08	$11,307	3.20%	1.40% to 2.20%	0.40% to 1.22%
2004	970	$9.74 to $9.91	$9,497	1.14%	1.40% to 2.10%	-1.12% to -0.61%
2003	490	$9.85 to $9.91	$4,837	0.81%	1.40% to 1.85%	-1.30% to -0.80%
ING Lord Abbett Affiliated Portfolio - Service Class
2007	8,922	$11.58 to $15.21	$122,006	1.66%	0.90% to 2.60%	1.44% to 3.19%
2006	11,650	$11.28 to $14.74	$155,652	0.80%	0.90% to 2.60%	14.60% to 16.57%
2005	10,892	$10.40 to $12.66	$126,090	1.17%	0.90% to 2.55%	2.87% to 4.54%
2004	13,023	$10.85 to $12.11	$145,322	0.65%	0.90% to 2.55%	7.43% to 9.01%
2003	13,185	$10.10 to $11.13	$136,147	0.18%	0.90% to 2.55%	28.34% to 30.04%

322

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Lord Abbett Affiliated Portfolio - Service 2 Class
2007	225	$12.15 to $16.83	$3,428	1.63%	1.40% to 2.20%	1.76% to 2.56%
2006	245	$11.94 to $16.41	$3,685	0.83%	1.40% to 2.20%	14.70% to 15.73%
2005	208	$10.41 to $14.18	$2,804	1.27%	1.40% to 2.20%	3.15% to 3.89%
2004	144	$10.46 to $13.65	$1,920	0.82%	1.40% to 2.10%	7.66% to 8.25%
2003	81	$12.54 to $12.61	$1,014	0.15%	1.40% to 1.85%	28.72% to 29.20%
ING Marsico Growth Portfolio - Service Class
2007	41,695	$12.20 to $20.49	$758,194	-	0.80% to 2.60%	11.21% to 13.20%
2006	44,891	$10.86 to $18.69	$732,265	-	0.50% to 2.60%	2.22% to 4.41%
2005	51,436	$10.77 to $17.90	$818,414	-	0.50% to 2.60%	6.08% to 8.35%
2004	54,430	$11.02 to $16.52	$813,432	-	0.50% to 2.60%	9.95% to 11.92%
2003	57,559	$12.87 to $14.76	$778,700	-	0.50% to 2.25%	29.74% to 32.02%
ING Marsico Growth Portfolio - Service 2 Class
2007	1,666	$12.31 to $17.63	$26,446	-	1.40% to 2.20%	11.50% to 12.44%
2006	1,736	$11.04 to $15.68	$24,784	-	1.40% to 2.20%	2.51% to 3.29%
2005	1,600	$10.77 to $15.18	$22,546	-	1.40% to 2.20%	6.47% to 7.20%
2004	1,088	$10.98 to $14.16	$15,095	-	1.40% to 2.10%	10.23% to 10.72%
2003	654	$12.71 to $12.79	$8,324	-	1.40% to 1.85%	30.23% to 30.81%
ING Marsico International Opportunities Portfolio -
Service Class
2007	16,499	$14.26 to $18.30	$294,956	0.87%	0.90% to 2.60%	17.41% to 19.53%
2006	11,871	$12.08 to $15.31	$179,220	0.03%	0.90% to 2.60%	20.78% to 22.89%
2005	10,005	$12.32 to $12.46	$123,938	(c)	0.90% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING MFS Total Return Portfolio - Service Class
2007	43,202	$10.21 to $31.41	$1,114,781	2.83%	0.50% to 2.60%	1.28% to 3.49%
2006	48,171	$11.08 to $30.35	$1,227,770	2.28%	0.50% to 2.60%	9.10% to 11.38%
2005	53,957	$10.15 to $27.25	$1,266,332	2.23%	0.50% to 2.60%	0.19% to 2.37%
2004	54,357	$10.75 to $26.62	$1,280,878	1.88%	0.50% to 2.60%	8.30% to 10.59%
2003	52,822	$10.66 to $24.07	$1,142,408	0.53%	0.50% to 2.55%	13.79% to 16.17%

323

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MFS Total Return Portfolio - Service 2 Class
2007	3,710	$11.27 to $14.42	$49,366	2.89%	1.40% to 2.20%	1.53% to 2.35%
2006	4,025	$11.10 to $14.09	$52,787	2.19%	1.40% to 2.20%	9.36% to 10.25%
2005	4,017	$10.15 to $12.78	$48,425	2.28%	1.40% to 2.20%	0.47% to 1.27%
2004	2,842	$10.70 to $12.62	$35,147	2.53%	1.40% to 2.10%	8.99% to 9.45%
2003	1,416	$11.46 to $11.53	$16,257	0.74%	1.40% to 1.85%	14.26% to 14.84%
ING MFS Utilities Portfolio - Service Class
2007	27,331	$15.42 to $18.71	$499,704	0.74%	0.80% to 2.60%	24.10% to 26.38%
2006	18,136	$12.35 to $14.82	$264,982	0.08%	0.80% to 2.60%	27.43% to 29.83%
2005	13,290	$10.19 to $11.44	$151,085	(c)	0.80% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Main Street Portfolio® - Service
Class
2007	15,714	$11.63 to $27.22	$379,304	0.99%	0.80% to 2.60%	1.54% to 3.42%
2006	18,452	$11.35 to $26.32	$435,688	1.03%	0.80% to 2.60%	11.96% to 13.99%
2005	21,352	$10.44 to $23.09	$447,401	0.92%	0.80% to 2.60%	3.05% to 4.91%
2004	24,115	$10.85 to $22.01	$487,638	0.79%	0.80% to 2.55%	10.00% to 11.95%
2003	27,160	$16.70 to $19.66	$494,911	0.21%	0.80% to 2.55%	21.45% to 23.57%
ING Oppenheimer Main Street Portfolio® - Service 2
Class
2007	330	$11.92 to $16.01	$4,861	0.94%	1.40% to 2.20%	1.79% to 2.63%
2006	356	$11.71 to $15.60	$5,158	1.06%	1.40% to 2.20%	12.27% to 13.21%
2005	336	$10.43 to $13.78	$4,350	0.91%	1.40% to 2.20%	3.36% to 4.08%
2004	219	$10.73 to $13.24	$2,848	1.04%	1.40% to 2.10%	10.64% to 11.08%
2003	165	$11.84 to $11.92	$1,951	0.18%	1.40% to 1.85%	22.06% to 22.66%
ING PIMCO Core Bond Portfolio - Service Class
2007	67,225	$10.85 to $16.53	$963,329	2.80%	0.75% to 2.60%	6.15% to 8.18%
2006	46,467	$10.19 to $15.28	$629,159	2.44%	0.75% to 2.60%	1.66% to 3.54%
2005	46,819	$10.01 to $14.76	$619,526	3.52%	0.75% to 2.60%	-0.19% to 1.72%
2004	44,134	$10.26 to $14.51	$581,595	2.76%	0.75% to 2.60%	2.21% to 4.09%
2003	40,186	$10.25 to $13.94	$514,027	0.48%	0.75% to 2.55%	2.08% to 3.97%

324

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING PIMCO Core Bond Portfolio - Service 2 Class
2007	4,084	$10.85 to $12.14	$47,659	3.23%	1.40% to 2.20%	6.37% to 7.24%
2006	3,836	$10.20 to $11.32	$41,970	2.47%	1.40% to 2.20%	2.00% to 2.82%
2005	3,333	$10.00 to $11.01	$35,739	3.46%	1.40% to 2.20%	0.20% to 0.82%
2004	2,587	$10.03 to $10.92	$27,855	3.26%	1.40% to 2.10%	2.95% to 3.31%
2003	1,573	$10.50 to $10.57	$16,545	0.67%	1.40% to 1.85%	2.54% to 3.02%
ING PIMCO High Yield Portfolio - Service Class
2007	48,061	$10.74 to $12.70	$574,507	6.90%	0.50% to 2.60%	0.17% to 2.37%
2006	54,855	$10.86 to $12.45	$649,202	6.60%	0.50% to 2.60%	6.14% to 8.41%
2005	56,422	$10.21 to $11.52	$624,247	6.59%	0.50% to 2.60%	1.58% to 3.76%
2004	60,645	$10.73 to $11.13	$654,861	(b)	0.50% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Pioneer Fund Portfolio - Service Class
2007	6,910	$11.59 to $13.33	$89,772	1.01%	0.75% to 2.60%	2.26% to 4.30%
2006	7,815	$12.39 to $12.78	$98,275	-	0.75% to 2.60%	13.77% to 15.87%
2005	7,507	$10.89 to $11.03	$82,253	(c)	0.75% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Pioneer Mid Cap Value Portfolio - Service Class
2007	52,138	$11.64 to $12.78	$648,885	0.53%	0.75% to 2.60%	2.70% to 4.75%
2006	52,297	$11.19 to $12.20	$627,662	0.19%	0.75% to 2.60%	9.44% to 11.52%
2005	54,549	$10.04 to $10.94	$592,996	(c)	0.75% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2007	70,829	$10.22 to $54.94	$2,706,874	1.81%	0.80% to 2.60%	1.64% to 3.56%
2006	65,649	$11.17 to $53.05	$2,587,523	1.18%	0.80% to 2.60%	11.64% to 13.72%
2005	59,970	$10.68 to $46.65	$2,239,487	1.30%	0.80% to 2.60%	5.33% to 6.87%
2004	49,150	$34.53 to $43.65	$1,866,804	1.12%	0.80% to 2.25%	13.96% to 15.69%
2003	41,070	$30.30 to $37.73	$1,365,679	0.36%	0.80% to 2.25%	22.42% to 24.23%

325

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
2007	7,127	$12.18 to $17.43	$111,811	1.70%	1.40% to 2.20%	1.92% to 2.77%
2006	7,567	$11.95 to $16.96	$115,607	1.16%	1.40% to 2.20%	12.00% to 12.92%
2005	6,643	$10.67 to $15.02	$91,512	1.33%	1.40% to 2.20%	5.34% to 6.08%
2004	4,029	$11.24 to $14.16	$55,427	1.53%	1.40% to 2.10%	14.27% to 14.84%
2003	1,646	$12.26 to $12.33	$20,206	0.48%	1.40% to 1.85%	22.70% to 23.18%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2007	30,810	$11.55 to $41.46	$945,504	1.39%	0.50% to 2.60%	0.39% to 2.52%
2006	33,077	$12.03 to $40.44	$1,025,488	1.30%	0.50% to 2.60%	15.98% to 18.52%
2005	34,766	$10.34 to $34.12	$940,116	1.16%	0.50% to 2.60%	1.18% to 3.39%
2004	33,622	$11.01 to $33.00	$916,190	0.96%	0.50% to 2.60%	12.27% to 14.31%
2003	26,391	$22.16 to $28.87	$643,858	0.31%	0.50% to 2.25%	22.36% to 24.55%
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
2007	2,243	$12.11 to $16.68	$34,714	1.32%	1.40% to 2.20%	0.67% to 1.52%
2006	2,374	$12.03 to $16.43	$36,444	1.32%	1.40% to 2.20%	16.34% to 17.27%
2005	2,369	$10.34 to $14.01	$31,279	1.12%	1.40% to 2.20%	1.62% to 2.26%
2004	1,728	$11.12 to $13.70	$23,091	1.17%	1.40% to 2.10%	12.45% to 13.04%
2003	896	$12.05 to $12.12	$10,819	0.38%	1.40% to 1.85%	22.83% to 23.30%
ING Templeton Global Growth Portfolio - Service Class
2007	18,291	$11.69 to $30.60	$448,072	1.03%	0.50% to 2.60%	-0.30% to 1.90%
2006	18,750	$11.67 to $30.03	$466,167	0.89%	0.50% to 2.60%	19.00% to 21.33%
2005	17,674	$11.00 to $24.75	$373,570	0.70%	0.50% to 2.40%	7.40% to 9.32%
2004	19,426	$18.24 to $22.64	$383,093	0.47%	0.50% to 2.25%	8.44% to 10.39%
2003	19,452	$16.82 to $20.51	$352,387	-	0.50% to 2.25%	33.28% to 35.65%
ING Templeton Global Growth Portfolio - Service 2
Class
2007	464	$13.10 to $19.68	$8,169	0.90%	1.40% to 2.20%	0.00% to 0.87%
2006	481	$13.10 to $19.51	$8,479	0.84%	1.40% to 2.20%	19.09% to 20.06%
2005	429	$11.00 to $16.25	$6,469	0.75%	1.40% to 2.20%	7.47% to 8.20%
2004	328	$10.71 to $15.02	$4,767	0.79%	1.40% to 2.10%	8.63% to 9.16%
2003	152	$13.68 to $13.76	$2,084	-	1.40% to 1.85%	33.72% to 34.38%

326

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING UBS U.S. Allocation Portfolio - Service Class
2007	7,984	$10.02 to $12.82	$84,479	2.00%	0.90% to 2.60%	-0.83% to 0.91%
2006	9,811	$10.07 to $12.71	$103,723	1.35%	0.50% to 2.60%	8.13% to 10.51%
2005	11,987	$9.28 to $11.56	$115,813	1.26%	0.50% to 2.60%	3.78% to 5.93%
2004	11,173	$8.91 to $10.96	$102,102	0.80%	0.50% to 2.60%	8.39% to 9.90%
2003	8,206	$8.22 to $8.59	$68,664	0.01%	0.90% to 2.25%	15.41% to 16.87%
ING UBS U.S. Allocation Portfolio - Service 2 Class
2007	352	$11.36 to $14.28	$4,574	1.98%	1.40% to 2.20%	-0.53% to 0.28%
2006	408	$11.42 to $14.24	$5,333	1.39%	1.40% to 2.20%	8.45% to 9.37%
2005	388	$10.53 to $13.02	$4,708	1.41%	1.40% to 2.20%	4.10% to 4.83%
2004	268	$10.73 to $12.42	$3,204	1.15%	1.40% to 2.10%	8.83% to 9.23%
2003	85	$11.33 to $11.37	$963	(a)	1.40% to 1.85%	(a)
ING Van Kampen Capital Growth Portfolio - Service
Class
2007	3,923	$13.09 to $15.70	$54,233	-	0.90% to 2.60%	18.10% to 20.20%
2006	4,859	$10.97 to $13.07	$56,357	-	0.80% to 2.60%	1.44% to 3.17%
2005	5,371	$11.09 to $12.68	$60,887	0.30%	0.80% to 2.60%	12.47% to 13.98%
2004	4,030	$9.86 to $10.23	$40,329	-	0.90% to 2.25%	4.89% to 6.34%
2003	3,146	$9.40 to $9.62	$29,848	0.02%	0.90% to 2.25%	20.82% to 22.55%
ING Van Kampen Capital Growth Portfolio - Service 2
Class
2007	890	$13.72 to $17.19	$14,455	-	1.40% to 2.20%	18.28% to 19.38%
2006	980	$11.60 to $14.40	$13,405	-	1.40% to 2.20%	1.67% to 2.42%
2005	949	$11.41 to $14.06	$12,815	0.24%	1.40% to 2.20%	12.61% to 13.39%
2004	808	$10.55 to $12.40	$9,811	-	1.40% to 2.10%	5.05% to 5.53%
2003	505	$11.68 to $11.75	$5,909	-	1.40% to 1.85%	21.29% to 21.89%
ING Van Kampen Global Franchise Portfolio - Service
Class
2007	20,324	$12.28 to $17.98	$339,631	-	0.80% to 2.60%	6.81% to 8.84%
2006	19,786	$11.43 to $16.52	$308,178	1.62%	0.80% to 2.60%	18.18% to 20.32%
2005	16,288	$10.56 to $13.73	$213,710	0.22%	0.80% to 2.60%	8.87% to 10.46%
2004	9,665	$11.95 to $12.43	$117,208	-	0.80% to 2.25%	10.14% to 11.78%
2003	5,295	$10.85 to $11.12	$58,019	0.82%	0.80% to 2.25%	23.30% to 25.23%

327

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Global Franchise Portfolio -
Service 2 Class
2007	5,104	$14.09 to $18.55	$86,794	-	1.40% to 2.20%	7.15% to 8.04%
2006	5,309	$13.15 to $17.17	$84,046	1.67%	1.40% to 2.20%	18.47% to 19.44%
2005	4,920	$11.10 to $14.38	$66,237	0.14%	1.40% to 2.20%	8.82% to 9.69%
2004	3,118	$10.89 to $13.11	$39,831	-	1.40% to 2.10%	10.47% to 10.92%
2003	1,232	$11.75 to $11.82	$14,506	0.88%	1.40% to 1.85%	23.55% to 24.16%
ING Van Kampen Growth and Income Portfolio -
Service Class
2007	24,948	$11.42 to $36.83	$739,205	1.52%	0.50% to 2.60%	-0.08% to 2.08%
2006	28,474	$11.39 to $36.08	$851,385	1.15%	0.50% to 2.60%	13.07% to 15.42%
2005	29,601	$10.97 to $31.26	$791,655	1.01%	0.50% to 2.55%	7.61% to 9.53%
2004	30,700	$23.39 to $28.54	$772,796	0.96%	0.50% to 2.25%	11.54% to 13.52%
2003	31,390	$20.97 to $25.14	$705,253	0.26%	0.50% to 2.25%	25.04% to 27.23%
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
2007	4,845	$12.44 to $17.30	$77,095	1.37%	1.40% to 2.20%	0.16% to 0.99%
2006	5,087	$12.42 to $17.13	$80,594	1.05%	1.40% to 2.20%	13.32% to 14.20%
2005	4,997	$10.96 to $15.00	$70,383	1.00%	1.40% to 2.20%	7.63% to 8.32%
2004	3,963	$11.01 to $13.85	$53,331	1.39%	1.40% to 2.10%	11.84% to 12.33%
2003	1,961	$12.25 to $12.33	$24,058	0.34%	1.40% to 1.85%	25.26% to 25.94%
ING Van Kampen Real Estate Portfolio - Service Class
2007	11,227	$9.92 to $77.80	$578,834	1.18%	0.50% to 2.60%	-19.87% to -18.16%
2006	14,683	$12.29 to $95.06	$970,402	1.16%	0.50% to 2.60%	34.09% to 36.95%
2005	13,345	$11.63 to $69.41	$683,995	1.06%	0.50% to 2.60%	13.76% to 16.21%
2004	11,459	$13.59 to $59.73	$557,477	1.55%	0.50% to 2.60%	34.69% to 37.06%
2003	9,000	$33.44 to $43.58	$330,864	0.20%	0.50% to 2.25%	34.62% to 37.04%
ING Van Kampen Real Estate Portfolio - Service 2
Class
2007	1,592	$12.56 to $22.31	$30,569	1.05%	1.40% to 2.20%	-19.69% to -19.02%
2006	1,706	$15.64 to $27.55	$40,981	1.18%	1.40% to 2.20%	34.36% to 35.51%
2005	1,604	$11.64 to $20.33	$28,990	1.02%	1.40% to 2.20%	14.13% to 14.92%
2004	1,043	$12.60 to $17.69	$17,799	1.90%	1.40% to 2.10%	35.03% to 35.76%
2003	481	$12.96 to $13.03	$6,246	0.18%	1.40% to 1.85%	35.00% to 35.59%

328

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Index Plus International Equity Portfolio -
Service Class
2007	3,153	$10.77 to $13.71	$41,029	-	0.75% to 2.60%	5.33% to 7.40%
2006	2,596	$10.91 to $12.80	$32,572	1.87%	0.75% to 2.60%	22.00% to 23.81%
2005	23	$10.32 to $10.33	$240	(c)	0.95% to 2.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus International Equity Portfolio -
Service 2 Class
2007	60	$13.16 to $13.39	$800	-	1.40% to 2.20%	5.62% to 6.52%
2006	55	$12.46 to $12.57	$688	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Disciplined Value Portfolio - Service
Class
2007	8,969	$10.59 to $26.70	$207,926	1.05%	0.80% to 2.45%	-5.97% to -4.51%
2006	11,258	$11.11 to $27.96	$275,268	0.56%	0.80% to 2.55%	12.48% to 14.26%
2005	12,720	$10.58 to $24.47	$277,690	0.61%	0.80% to 2.55%	3.46% to 4.98%
2004	14,961	$19.35 to $23.31	$314,930	0.28%	0.80% to 2.25%	10.07% to 11.69%
2003	17,530	$17.58 to $20.87	$333,380	0.09%	0.80% to 2.25%	28.13% to 30.03%
ING Wells Fargo Disciplined Value Portfolio -
Service 2 Class
2007	289	$11.19 to $15.63	$4,132	0.97%	1.40% to 2.20%	-6.05% to -5.22%
2006	310	$11.91 to $16.49	$4,737	0.49%	1.40% to 2.20%	12.46% to 13.33%
2005	291	$10.59 to $14.55	$4,007	0.56%	1.40% to 2.20%	3.50% to 4.23%
2004	241	$10.87 to $13.96	$3,292	0.57%	1.40% to 2.10%	10.30% to 10.88%
2003	131	$12.52 to $12.59	$1,639	0.12%	1.40% to 1.85%	28.54% to 29.13%
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2007	1,325	$10.43 to $11.00	$14,310	-	0.90% to 2.35%	-6.00% to -4.51%
2006	2,157	$10.94 to $11.52	$24,614	0.54%	0.90% to 2.60%	16.79% to 17.90%
2005	7	$9.71 to $9.72	$71	(c)	1.40% to 2.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

329

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
2007	60	$10.67 to $10.86	$641	-	1.40% to 2.20%	-5.99% to -5.15%
2006	115	$11.35 to $11.45	$1,313	(d)	1.40% to 2.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Diversified International Fund - Class R
2007	34	$11.78 to $11.86	$398	2.53%	0.75% to 1.35%	10.40% to 10.67%
2006	7	$10.67 to $10.68	$76	(d)	1.00% to 1.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Large Company Value
Portfolio - Service Class
2007	39	$12.28 to $14.54	$527	1.38%	0.75% to 1.35%	-3.31% to -2.79%
2006	56	$12.67 to $14.99	$775	0.26%	0.75% to 1.35%	17.73% to 18.46%
2005	57	$10.80 to $12.69	$681	1.30%	0.75% to 1.35%	-0.16% to 0.46%
2004	57	$10.72 to $12.66	$651	0.99%	0.75% to 1.35%	8.70% to 9.27%
2003	36	$9.85 to $11.62	$362	0.55%	0.75% to 1.20%	29.95% to 30.35%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2007	32	$15.35 to $16.66	$519	0.53%	0.75% to 1.35%	-4.20% to -3.60%
2006	36	$15.96 to $17.34	$611	0.02%	0.75% to 1.35%	13.90% to 14.58%
2005	33	$13.96 to $15.17	$483	0.19%	0.75% to 1.35%	6.56% to 7.00%
2004	29	$13.07 to $14.21	$389	0.36%	0.75% to 1.20%	19.88% to 20.44%
2003	15	$10.87 to $11.83	$162	-	0.75% to 1.20%	34.20% to 34.53%
ING Baron Small Cap Growth Portfolio - Service Class
2007	18,283	$11.41 to $18.82	$240,630	-	0.75% to 2.60%	3.35% to 5.32%
2006	11,736	$11.00 to $17.87	$147,898	-	0.75% to 2.60%	12.27% to 14.40%
2005	5,940	$10.91 to $15.62	$66,027	-	0.75% to 2.60%	5.94% to 6.55%
2004	99	$14.49 to $14.66	$1,448	-	0.75% to 1.35%	26.22% to 27.04%
2003	89	$11.48 to $11.54	$1,028	(a)	0.75% to 1.35%	(a)

330

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Columbia Small Cap Value II Portfolio - Service
Class
2007	14,188	$10.00 to $11.27	$144,098	0.12%	0.95% to 2.60%	0.30% to 2.08%
2006	7,129	$9.97 to $11.06	$71,511	(d)	0.95% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Davis New York Venture Portfolio - Service Class
2007	16,069	$11.14 to $15.21	$182,872	0.26%	0.75% to 2.60%	1.46% to 3.31%
2006	8,295	$10.98 to $14.75	$92,112	0.01%	0.75% to 2.60%	11.41% to 13.07%
2005	210	$9.90 to $13.09	$2,221	-	0.75% to 2.20%	2.53% to 3.05%
2004	69	$11.07 to $12.72	$809	-	0.75% to 1.35%	6.93% to 7.63%
2003	56	$10.31 to $11.85	$600	1.64%	0.75% to 1.35%	39.32% to 39.68%
ING JPMorgan International Portfolio - Service Class
2007	9,546	$12.35 to $20.50	$179,376	1.83%	0.75% to 2.60%	6.89% to 8.93%
2006	8,659	$13.22 to $18.86	$151,961	0.15%	0.75% to 2.60%	18.74% to 21.01%
2005	6,325	$11.10 to $15.63	$93,077	0.72%	0.75% to 2.60%	7.02% to 8.93%
2004	4,620	$11.53 to $14.38	$63,865	1.24%	0.75% to 2.55%	15.64% to 17.78%
2003	679	$10.42 to $12.24	$8,019	0.05%	0.75% to 2.55%	28.17% to 28.50%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2007	1,393	$13.50 to $17.98	$23,165	0.56%	0.75% to 2.60%	-0.37% to 1.58%
2006	1,576	$13.55 to $17.70	$25,829	-	0.75% to 2.60%	13.48% to 15.61%
2005	1,732	$11.93 to $15.31	$24,632	0.29%	0.75% to 2.60%	5.66% to 7.74%
2004	1,575	$11.25 to $14.21	$21,149	0.22%	0.75% to 2.60%	17.53% to 19.61%
2003	527	$10.95 to $11.88	$6,151	0.50%	0.75% to 2.55%	26.73% to 29.13%
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2007	11,590	$10.62 to $13.69	$152,199	-	0.75% to 2.60%	-4.49% to -2.68%
2006	12,234	$11.97 to $14.09	$166,845	-	0.75% to 2.60%	7.21% to 9.18%
2005	12,230	$11.15 to $12.93	$154,616	-	0.75% to 2.60%	8.29% to 10.14%
2004	9,733	$10.37 to $11.74	$113,031	-	0.95% to 2.60%	6.69% to 8.40%
2003	1,285	$10.77 to $10.83	$13,880	(a)	0.95% to 2.55%	(a)

331

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Neuberger Berman Partners Portfolio - Service
Class
2007	13,554	$10.70 to $12.36	$148,883	0.23%	0.80% to 2.60%	5.77% to 7.75%
2006	17,001	$9.94 to $11.49	$174,800	(d)	0.80% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Neuberger Berman Regency Portfolio - Service
Class
2007	1,273	$10.01 to $11.36	$12,882	1.01%	0.95% to 2.35%	0.00% to 1.38%
2006	309	$10.01 to $11.21	$3,112	(d)	0.95% to 2.45%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING OpCap Balanced Value Portfolio - Service Class
2007	50	$11.51 to $13.02	$624	1.18%	0.75% to 1.35%	-5.32% to -4.70%
2006	57	$12.12 to $13.70	$731	1.15%	0.75% to 1.35%	9.02% to 9.69%
2005	84	$11.10 to $12.53	$995	0.48%	0.75% to 1.35%	1.31% to 1.90%
2004	88	$10.97 to $12.32	$1,031	0.83%	0.75% to 1.35%	9.05% to 9.52%
2003	40	$10.08 to $11.28	$408	2.25%	0.75% to 1.20%	29.23%
ING Oppenheimer Global Portfolio - Initial Class
2007	972	$14.20 to $14.94	$14,307	1.09%	0.75% to 2.60%	3.80% to 5.81%
2006	1,210	$13.68 to $14.12	$16,934	0.07%	0.75% to 2.60%	14.95% to 17.08%
2005	1,523	$11.90 to $12.06	$18,307	(c)	0.75% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio - Service Class
2007	10,498	$12.05 to $18.62	$160,036	0.96%	0.75% to 2.60%	3.55% to 5.56%
2006	7,433	$11.61 to $17.69	$108,798	0.07%	0.75% to 2.60%	14.56% to 16.69%
2005	2,571	$11.89 to $15.19	$32,615	1.19%	0.75% to 2.60%	10.32% to 12.43%
2004	250	$10.88 to $13.54	$3,060	-	0.75% to 2.60%	12.08% to 14.19%
2003	147	$10.60 to $11.89	$1,586	-	0.75% to 2.55%	28.48% to 30.78%

332

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Strategic Income Portfolio - Service
Class
2007	862	$11.53 to $11.72	$10,045	4.43%	0.75% to 1.35%	7.16% to 7.82%
2006	384	$10.76 to $10.87	$4,165	0.12%	0.75% to 1.35%	6.75% to 7.41%
2005	306	$10.08 to $10.12	$3,093	(c)	0.75% to 1.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO Total Return Portfolio - Service Class
2007	386	$11.72 to $13.06	$4,744	3.24%	0.75% to 1.35%	7.92% to 8.56%
2006	259	$10.86 to $12.03	$2,982	1.65%	0.75% to 1.35%	2.55% to 3.26%
2005	247	$10.59 to $11.65	$2,776	1.55%	0.75% to 1.35%	0.76% to 1.30%
2004	191	$10.51 to $11.50	$2,116	-	0.75% to 1.35%	2.94% to 3.51%
2003	176	$10.21 to $11.11	$1,918	4.14%	0.75% to 1.35%	2.89% to 3.35%
ING Solution 2015 Portfolio - Service Class
2007	766	$12.04 to $12.23	$9,290	0.51%	0.75% to 1.35%	3.26% to 3.82%
2006	278	$11.66 to $11.78	$3,262	0.13%	0.75% to 1.35%	9.54% to 9.89%
2005	34	$10.69 to $10.72	$363	(c)	0.75% to 1.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2025 Portfolio - Service Class
2007	516	$12.50 to $12.70	$6,508	0.38%	0.75% to 1.35%	3.22% to 3.84%
2006	207	$12.11 to $12.23	$2,527	0.07%	0.75% to 1.35%	11.79%
2005	4	$10.94	$47	(c)	0.75%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2035 Portfolio - Service Class
2007	595	$12.93 to $13.14	$7,753	0.41%	0.75% to 1.35%	3.86% to 4.45%
2006	126	$12.45 to $12.58	$1,583	0.10%	0.75% to 1.35%	13.00% to 13.33%
2005	2	$11.08 to $11.10	$19	(c)	0.75% to 1.00%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

333

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Solution 2045 Portfolio - Service Class
2007	84	$13.35 to $13.56	$1,135	0.14%	0.75% to 1.35%	4.52% to 4.95%
2006	24	$12.82 to $12.92	$312	-	0.75% to 1.20%	13.91%
2005	-	$11.29	$5	(c)	1.00%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution Income Portfolio - Service Class
2007	408	$11.32 to $11.50	$4,657	0.65%	0.75% to 1.35%	4.03% to 4.36%
2006	52	$10.93 to $11.02	$566	(d)	0.75% to 1.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2007	204	$13.63 to $16.84	$3,215	-	0.75% to 1.35%	11.42% to 12.17%
2006	152	$12.20 to $15.06	$2,030	-	0.75% to 1.35%	7.51% to 8.10%
2005	59	$11.39 to $13.96	$729	-	0.75% to 1.35%	7.54% to 8.20%
2004	46	$10.61 to $12.94	$529	-	0.75% to 1.35%	7.07% to 7.72%
2003	53	$9.78 to $12.04	$557	(a)	0.75% to 1.35%	(a)
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2007	3,334	$10.10 to $15.93	$35,823	0.14%	0.75% to 2.45%	8.14% to 8.79%
2006	320	$12.30 to $14.68	$4,288	-	0.75% to 1.35%	11.54% to 12.19%
2005	282	$11.01 to $13.12	$3,308	0.45%	0.75% to 1.35%	4.50% to 5.08%
2004	268	$10.51 to $12.51	$2,982	0.04%	0.75% to 1.35%	8.43% to 8.92%
2003	229	$9.68 to $11.51	$2,295	0.16%	0.75% to 1.20%	29.07% to 29.65%
ING Templeton Foreign Equity Portfolio - Service
Class
2007	8,749	$12.45 to $13.64	$110,579	1.24%	0.95% to 2.60%	12.26% to 14.14%
2006	2,262	$11.09 to $11.95	$25,226	(d)	0.95% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

334

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Thornburg Value Portfolio - Initial Class
2007	247	$10.15 to $14.66	$2,633	0.44%	0.95% to 2.10%	4.98% to 6.18%
2006	331	$9.34 to $13.84	$3,324	0.48%	0.95% to 2.55%	13.90% to 15.78%
2005	389	$8.20 to $11.99	$3,383	0.85%	0.95% to 2.55%	-0.97% to 0.57%
2004	455	$8.28 to $11.96	$3,938	0.46%	0.95% to 2.55%	9.96% to 11.88%
2003	389	$7.53 to $10.73	$3,009	0.14%	0.95% to 2.55%	24.88% to 26.70%
ING Thornburg Value Portfolio - Service Class
2007	1,107	$11.74 to $15.42	$13,460	0.75%	0.75% to 2.35%	4.49% to 6.20%
2006	592	$11.09 to $14.56	$6,794	0.02%	0.75% to 2.35%	15.13% to 15.68%
2005	27	$9.76 to $12.62	$277	0.55%	0.75% to 1.20%	0.08% to 0.51%
2004	42	$9.71 to $12.59	$444	0.24%	0.75% to 1.20%	11.51% to 11.74%
2003	43	$8.69 to $11.29	$391	-	0.75% to 1.00%	26.86%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2007	1,086	$12.22 to $15.57	$14,104	0.67%	0.75% to 2.45%	-1.60% to 0.16%
2006	1,739	$12.40 to $15.59	$22,611	0.48%	0.75% to 2.60%	11.39% to 13.42%
2005	628	$11.02 to $13.77	$7,228	0.51%	0.75% to 2.60%	6.66% to 8.23%
2004	61	$10.22 to $12.76	$674	-	0.75% to 2.20%	13.09% to 13.77%
2003	10	$9.02 to $11.25	$97	(a)	0.75% to 1.35%	(a)
ING UBS U.S. Small Cap Growth Portfolio - Service
Class
2007	257	$9.85 to $11.28	$2,556	-	0.95% to 2.35%	2.28% to 3.81%
2006	517	$9.63 to $10.87	$5,004	(d)	0.95% to 2.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Comstock Portfolio - Service Class
2007	16,860	$10.78 to $15.22	$221,984	1.25%	0.75% to 2.60%	-4.83% to -3.00%
2006	15,954	$11.25 to $15.73	$219,324	0.70%	0.75% to 2.60%	12.87% to 14.96%
2005	13,926	$10.31 to $13.71	$168,923	0.51%	0.75% to 2.60%	0.81% to 2.74%
2004	8,544	$11.02 to $13.39	$103,284	-	0.75% to 2.60%	13.74% to 15.84%
2003	3,551	$10.41 to $11.58	$37,583	1.07%	0.75% to 2.55%	26.33% to 28.66%

335

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial
Class
2007	283	$12.36 to $12.56	$3,542	2.47%	0.75% to 1.35%	2.15% to 2.78%
2006	321	$12.10 to $12.22	$3,913	1.93%	0.75% to 1.35%	11.21% to 11.80%
2005	380	$10.88 to $10.93	$4,151	(c)	0.75% to 1.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Equity and Income Portfolio -
Service Class
2007	8,181	$9.66 to $15.26	$102,113	1.91%	0.75% to 2.60%	0.59% to 2.49%
2006	5,017	$11.82 to $14.92	$61,397	2.21%	0.75% to 2.60%	9.47% to 11.56%
2005	3,123	$10.77 to $13.41	$34,098	-	0.75% to 2.60%	6.31% to 7.00%
2004	23	$10.37 to $12.57	$256	0.52%	0.75% to 1.35%	9.16% to 9.79%
2003	9	$9.50 to $11.48	$89	-	0.75% to 1.35%	25.99%
ING VP Strategic Allocation Conservative Portfolio -
Class S
2007	96	$14.88 to $15.12	$1,445	2.50%	0.75% to 1.35%	4.26% to 4.71%
2006	50	$14.33 to $14.44	$717	1.55%	0.75% to 1.20%	7.07% to 7.36%
2005	9	$13.43 to $13.45	$118	(c)	0.75% to 1.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Growth Portfolio - Class S
2007	25	$17.93 to $18.15	$455	1.31%	0.75% to 1.20%	3.52% to 3.95%
2006	18	$17.32 to $17.46	$308	0.48%	0.75% to 1.20%	11.65% to 12.07%
2005	2	$15.54 to $15.58	$29	(c)	0.75% to 1.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Moderate Portfolio -
Class S
2007	52	$16.37 to $16.63	$862	2.06%	0.75% to 1.35%	3.87% to 4.46%
2006	44	$15.76 to $15.92	$693	1.01%	0.75% to 1.35%	9.29% to 9.94%
2005	25	$14.42 to $14.48	$362	(c)	0.75% to 1.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

336

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Growth and Income Portfolio - Class I
2007	15	$9.96	$150	(e)	1.25% to 1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Growth and Income Portfolio - Class S
2007	488	$9.94 to $16.75	$7,420	1.64%	0.75% to 2.20%	5.71% to 6.35%
2006	310	$14.70 to $15.75	$4,758	1.29%	0.75% to 1.35%	12.40% to 12.90%
2005	177	$13.15 to $13.95	$2,431	1.09%	0.75% to 1.20%	6.65% to 7.14%
2004	139	$12.33 to $13.02	$1,776	2.11%	0.75% to 1.20%	6.85% to 7.25%
2003	143	$11.54 to $12.14	$1,723	(a)	0.75% to 1.20%	(a)
ING GET U.S. Core Portfolio - Series 1
2007	6,610	$10.61 to $11.52	$73,452	2.55%	1.25% to 3.05%	0.86% to 2.67%
2006	8,382	$10.52 to $11.22	$91,376	2.54%	1.25% to 3.05%	4.47% to 6.35%
2005	12,443	$10.07 to $10.55	$128,220	2.42%	1.25% to 3.05%	-1.47% to 0.38%
2004	16,487	$10.22 to $10.51	$170,855	0.66%	1.25% to 3.05%	0.29% to 2.14%
2003	21,571	$10.19 to $10.29	$220,805	(a)	1.25% to 3.05%	(a)
ING GET U.S. Core Portfolio - Series 2
2007	4,777	$10.32 to $11.16	$51,530	2.89%	1.25% to 3.05%	1.38% to 3.33%
2006	6,137	$10.18 to $10.80	$64,559	2.85%	1.25% to 3.05%	3.46% to 5.26%
2005	9,054	$9.84 to $10.26	$90,928	2.76%	1.25% to 3.05%	-2.09% to -0.29%
2004	11,145	$10.05 to $10.29	$113,368	0.09%	1.25% to 3.05%	0.50% to 2.39%
2003	16,692	$10.00 to $10.05	$167,331	(a)	1.25% to 3.05%	(a)
ING GET U.S. Core Portfolio - Series 3
2007	4,702	$10.08 to $10.85	$49,380	2.45%	1.25% to 3.05%	1.82% to 3.73%
2006	6,719	$9.90 to $10.46	$68,420	2.52%	1.25% to 3.05%	3.13% to 5.02%
2005	9,762	$9.60 to $9.96	$95,457	1.98%	1.25% to 3.05%	-2.24% to -0.50%
2004	14,042	$9.82 to $10.01	$139,161	-	1.25% to 3.05%	-1.70% to -0.10%
2003	897	$9.99 to $10.00	$8,966	(a)	0.95% to 2.55%	(a)

337

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 4
2007	3,250	$10.62 to $11.38	$35,860	2.92%	1.25% to 3.10%	0.47% to 2.43%
2006	4,614	$10.56 to $11.11	$49,961	2.65%	1.25% to 3.10%	4.64% to 6.52%
2005	5,905	$10.09 to $10.43	$60,557	1.62%	1.25% to 3.10%	-1.85%
2004	7,380	$10.28 to $10.43	$76,373	(b)	1.25% to 3.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 5
2007	2,032	$11.19 to $11.72	$23,310	1.78%	1.45% to 2.75%	-0.62% to 0.69%
2006	2,507	$11.17 to $11.64	$28,664	1.86%	1.25% to 3.10%	7.92% to 9.61%
2005	3,529	$10.35 to $10.66	$37,081	0.97%	1.25% to 3.10%	-0.48% to 1.43%
2004	4,121	$10.40 to $10.51	$43,088	(b)	1.25% to 3.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 6
2007	2,246	$10.72 to $11.39	$24,947	2.46%	1.25% to 3.10%	0.19% to 1.97%
2006	2,775	$10.70 to $11.17	$30,412	2.27%	1.25% to 3.10%	7.10% to 9.08%
2005	4,173	$9.99 to $10.24	$42,244	0.39%	1.25% to 3.10%	-0.50% to 1.49%
2004	5,992	$10.04 to $10.09	$60,314	(b)	1.25% to 3.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 7
2007	1,480	$10.62 to $11.23	$16,210	2.54%	1.25% to 3.10%	0.09% to 2.00%
2006	2,117	$10.60 to $11.01	$22,891	2.17%	1.25% to 3.10%	6.85% to 8.90%
2005	3,676	$9.92 to $10.11	$36,810	0.14%	1.25% to 3.10%	-0.30% to 0.90%
2004	127	$9.99 to $10.00	$1,268	(b)	0.95% to 2.20%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 8
2007	896	$10.77 to $11.34	$9,955	2.27%	1.25% to 3.10%	0.47% to 2.35%
2006	998	$10.72 to $11.08	$10,909	1.75%	1.25% to 3.10%	7.31% to 9.27%
2005	1,504	$9.99 to $10.14	$15,156	(c)	1.25% to 3.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

338

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 9
2007	686	$10.65 to $11.10	$7,521	2.59%	1.45% to 3.10%	0.76% to 2.40%
2006	940	$10.57 to $10.88	$10,101	1.35%	1.25% to 3.10%	6.77% to 8.80%
2005	1,656	$9.90 to $10.00	$16,493	(c)	1.25% to 3.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 10
2007	562	$10.66 to $11.08	$6,095	2.00%	1.25% to 2.90%	0.57% to 2.31%
2006	805	$10.57 to $10.83	$8,614	0.73%	1.25% to 3.10%	6.44% to 8.41%
2005	1,255	$9.93 to $9.99	$12,504	(c)	1.25% to 3.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 11
2007	836	$10.35 to $10.71	$8,827	3.25%	1.45% to 3.10%	-1.05% to 0.56%
2006	1,056	$10.46 to $10.65	$11,153	0.27%	1.45% to 3.10%	5.29% to 6.29%
2005	148	$10.01 to $10.02	$1,482	(c)	0.95% to 1.90%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 12
2007	355	$11.07 to $11.41	$4,014	1.30%	1.45% to 3.10%	-0.18% to 1.51%
2006	426	$11.09 to $11.24	$4,768	(d)	1.45% to 3.10%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 13
2007	3,493	$10.19 to $10.45	$36,193	0.65%	1.45% to 3.10%	1.70% to 3.36%
2006	5,273	$10.02 to $10.11	$53,117	(d)	1.45% to 3.10%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

339

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 14
2007	8,660	$10.11 to $10.28	$88,486	(e)	1.45% to 3.10%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Equity Dividend Portfolio
2007	5,496	$8.58 to $15.42	$50,623	4.56%	0.90% to 2.60%	0.30% to 1.99%
2006	6,780	$8.55 to $15.25	$61,740	3.78%	0.90% to 2.60%	23.92% to 26.16%
2005	8,278	$6.89 to $12.19	$60,143	3.04%	0.90% to 2.60%	1.62% to 3.42%
2004	7,951	$6.78 to $11.88	$56,073	0.77%	0.90% to 2.55%	6.73% to 8.59%
2003	7,678	$6.35 to $6.75	$50,319	-	0.90% to 2.55%	25.74% to 27.95%
ING VP Global Science and Technology Portfolio -
Class S
2007	71	$15.83 to $16.09	$1,140	-	0.75% to 1.35%	17.26% to 17.96%
2006	41	$13.50 to $13.64	$550	-	0.75% to 1.35%	5.30% to 5.98%
2005	6	$12.82 to $12.87	$78	(c)	0.75% to 1.35%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Growth Portfolio - Class S
2007	46	$11.96 to $15.50	$629	0.22%	0.75% to 1.35%	15.96% to 16.62%
2006	24	$10.47 to $13.32	$273	-	0.75% to 1.35%	1.08% to 1.65%
2005	26	$10.30 to $13.13	$285	0.31%	0.75% to 1.35%	7.60% to 8.19%
2004	36	$9.42 to $12.16	$356	-	0.75% to 1.35%	5.49% to 6.25%
2003	32	$8.90 to $11.49	$292	-	0.75% to 1.35%	28.61% to 29.11%
ING VP Index Plus LargeCap Portfolio - Class S
2007	25,928	$10.51 to $15.31	$303,196	0.68%	0.75% to 2.60%	2.05% to 3.98%
2006	18,042	$10.70 to $14.76	$204,688	0.88%	0.75% to 2.60%	11.30% to 13.44%
2005	17,237	$9.61 to $13.05	$173,748	1.22%	0.75% to 2.60%	2.43% to 4.30%
2004	13,139	$9.38 to $12.53	$128,155	1.02%	0.75% to 2.60%	7.53% to 9.42%
2003	6,637	$8.72 to $11.48	$59,693	0.49%	0.75% to 2.55%	22.64% to 24.90%
340

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Index Plus MidCap Portfolio - Class S
2007	16,517	$10.34 to $16.90	$232,853	0.48%	0.75% to 2.60%	2.49% to 4.49%
2006	16,098	$10.83 to $16.21	$220,692	0.44%	0.75% to 2.60%	6.32% to 8.27%
2005	13,837	$11.08 to $15.01	$177,634	0.39%	0.75% to 2.60%	7.93% to 10.02%
2004	6,532	$10.84 to $13.68	$79,289	0.30%	0.75% to 2.60%	13.39% to 15.55%
2003	1,784	$10.83 to $11.87	$19,893	0.21%	0.75% to 2.55%	28.78% to 31.02%
ING VP Index Plus SmallCap Portfolio - Class S
2007	13,011	$9.63 to $15.97	$171,833	0.13%	0.75% to 2.60%	-9.01% to -7.17%
2006	13,635	$11.83 to $17.26	$197,450	0.25%	0.75% to 2.60%	10.55% to 12.65%
2005	11,068	$10.68 to $15.36	$144,771	0.27%	0.75% to 2.60%	4.63% to 6.56%
2004	5,386	$11.23 to $14.45	$68,985	0.08%	0.75% to 2.60%	18.63% to 20.80%
2003	1,420	$11.03 to $11.99	$16,341	0.06%	0.75% to 2.55%	32.47% to 34.83%
ING VP Small Company Portfolio - Class S
2007	166	$15.12 to $17.52	$2,803	-	0.75% to 1.35%	4.23% to 4.89%
2006	135	$14.46 to $16.75	$2,151	0.16%	0.75% to 1.35%	14.53% to 15.18%
2005	94	$12.60 to $14.57	$1,294	0.02%	0.75% to 1.35%	8.56% to 9.23%
2004	101	$11.58 to $13.37	$1,267	0.28%	0.75% to 1.35%	12.51% to 13.26%
2003	82	$10.26 to $11.84	$876	0.19%	0.75% to 1.35%	36.25% to 36.64%
ING VP Value Opportunity Portfolio - Class S
2007	2,032	$9.85 to $15.39	$22,941	1.47%	0.75% to 2.60%	0.08% to 2.03%
2006	2,433	$9.83 to $15.12	$27,029	1.40%	0.75% to 2.60%	12.73% to 14.92%
2005	2,925	$8.72 to $13.20	$28,537	0.36%	0.75% to 2.60%	4.06% to 5.94%
2004	389	$8.38 to $12.48	$3,478	0.77%	0.75% to 2.55%	7.16% to 9.05%
2003	283	$7.82 to $8.18	$2,270	0.60%	0.75% to 2.55%	21.05% to 23.38%
ING VP Financial Services Portfolio - Class S
2007	6,116	$9.92 to $11.93	$70,488	1.44%	0.75% to 2.60%	-14.89% to -13.30%
2006	6,904	$12.22 to $13.78	$92,739	1.10%	0.75% to 2.60%	14.11% to 16.24%
2005	6,500	$10.69 to $11.87	$75,980	0.85%	0.75% to 2.60%	4.82% to 6.56%
2004	1,287	$11.00 to $11.13	$14,250	(b)	0.95% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

341

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP International Value Portfolio - Class S
2007	632	$19.26 to $21.52	$13,183	1.57%	0.75% to 1.35%	11.53% to 12.21%
2006	380	$17.22 to $19.23	$6,945	1.86%	0.75% to 1.35%	27.09% to 27.86%
2005	199	$13.52 to $15.08	$2,846	1.87%	0.75% to 1.35%	7.68% to 8.21%
2004	94	$12.53 to $13.97	$1,244	0.90%	0.75% to 1.20%	15.70% to 16.13%
2003	48	$10.86 to $12.05	$534	0.35%	0.75% to 1.20%	28.52% to 28.81%
ING VP MidCap Opportunities Portfolio - Class S
2007	2,454	$10.12 to $18.51	$26,412	-	0.75% to 2.35%	22.47% to 24.51%
2006	3,017	$8.25 to $14.90	$25,935	-	0.75% to 2.35%	5.13% to 6.84%
2005	3,860	$7.84 to $13.99	$31,259	-	0.75% to 2.35%	7.69% to 9.33%
2004	4,282	$7.28 to $12.83	$31,955	-	0.75% to 2.25%	10.03% to 10.29%
2003	29	$9.82 to $11.66	$280	-	0.75% to 1.00%	15.94%
ING VP Real Estate Portfolio - Class S
2007	600	$12.77 to $12.98	$7,728	3.33%	0.75% to 1.35%	-17.45% to -16.95%
2006	392	$15.47 to $15.63	$6,099	1.71%	0.75% to 1.35%	34.17% to 34.86%
2005	54	$11.56 to $11.59	$628	(c)	0.75% to 1.20%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP SmallCap Opportunities Portfolio - Class S
2007	11,476	$8.31 to $17.06	$100,307	-	0.75% to 2.60%	7.00% to 9.00%
2006	14,427	$7.74 to $15.69	$116,669	-	0.75% to 2.60%	9.43% to 11.49%
2005	15,436	$7.05 to $14.11	$112,432	-	0.75% to 2.60%	6.47% to 8.14%
2004	15,335	$6.62 to $13.09	$103,698	-	0.75% to 2.25%	7.47% to 9.03%
2003	14,450	$6.16 to $12.02	$90,453	-	0.75% to 2.25%	35.38% to 37.47%
ING VP Balanced Portfolio - Class S
2007	814	$10.66 to $14.41	$9,901	2.48%	0.75% to 2.60%	2.60% to 4.57%
2006	908	$10.39 to $13.78	$10,361	1.04%	0.75% to 2.60%	8.13% to 8.76%
2005	254	$12.18 to $12.67	$3,170	2.07%	0.75% to 1.35%	2.61% to 3.26%
2004	259	$11.87 to $12.27	$3,120	2.07%	0.75% to 1.35%	7.70% to 8.20%
2003	109	$11.04 to $11.34	$1,231	(a)	0.75% to 1.20%	(a)

342

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Intermediate Bond Portfolio - Class S
2007	88,836	$10.20 to $12.89	$1,068,161	4.53%	0.75% to 2.60%	2.96% to 4.88%
2006	53,039	$10.12 to $12.29	$616,032	5.04%	0.75% to 2.60%	1.10% to 3.02%
2005	26,206	$10.01 to $11.93	$300,774	3.92%	0.75% to 2.60%	0.71% to 2.14%
2004	17,871	$10.67 to $11.68	$203,365	8.87%	0.75% to 2.25%	2.19% to 3.82%
2003	6,454	$10.34 to $11.25	$71,483	2.15%	0.75% to 2.25%	3.69% to 5.14%
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
2007	6	$18.47 to $18.82	$104	0.83%	1.25% to 1.40%	4.88% to 4.96%
2006	8	$17.61 to $17.93	$136	1.91%	1.25% to 1.40%	24.10% to 24.34%
2005	10	$14.19 to $14.42	$144	1.12%	1.25% to 1.40%	10.17% to 10.33%
2004	17	$12.88 to $13.07	$214	0.92%	1.25% to 1.40%	16.14% to 16.38%
2003	20	$11.09 to $11.23	$221	0.95%	1.25% to 1.40%	25.74% to 25.90%
Legg Mason Partners Variable Investors Portfolio
2007	17	$9.73 to $9.74	$169	(e)	1.25% to 1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
Legg Mason Partners Variable High Income Portfolio
2007	6	$16.91 to $17.24	$110	8.07%	1.25% to 1.40%	-1.11% to -0.92%
2006	8	$17.10 to $17.40	$138	6.49%	1.25% to 1.40%	9.40% to 9.57%
2005	12	$15.63 to $15.88	$185	7.11%	1.25% to 1.40%	1.23% to 1.34%
2004	17	$15.44 to $15.67	$265	7.33%	1.25% to 1.40%	8.89% to 9.05%
2003	22	$14.18 to $14.37	$308	6.70%	1.25% to 1.40%	25.71% to 25.94%
Legg Mason Partners Variable Money Market Portfolio
2007	12	$13.39	$166	2.12%	1.40%	3.48%
2006	2	$12.94	$23	4.49%	1.40%	3.19%
2005	2	$12.54	$24	3.31%	1.40%	1.37%
2004	3	$12.37	$37	-	1.40%	-0.56%
2003	4	$12.44	$50	1.04%	1.40%	-0.72%

343

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
2007	70	$18.60 to $18.90	$1,323	0.19%	0.75% to 1.35%	-2.72% to -2.17%
2006	43	$19.12 to $19.32	$822	0.01%	0.75% to 1.35%	13.41% to 13.85%
2005	5	$16.93 to $16.97	$91	(c)	0.75% to 1.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
PIMCO Real Return Portfolio - Administrative Class
2007	222	$10.85 to $11.03	$2,430	4.24%	0.75% to 1.35%	9.05% to 9.64%
2006	130	$9.95 to $10.06	$1,301	4.45%	0.75% to 1.35%	-0.40% to 0.10%
2005	35	$10.02 to $10.05	$352	(c)	0.75% to 1.20%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer Equity Income VCT Portfolio - Class II
2007	1,031	$14.36 to $16.39	$16,338	2.74%	0.75% to 1.35%	-0.80% to -0.20%
2006	551	$14.44 to $16.47	$8,556	2.31%	0.75% to 1.35%	20.52% to 21.20%
2005	272	$11.95 to $13.62	$3,429	2.17%	0.75% to 1.35%	4.09% to 4.66%
2004	139	$11.45 to $13.04	$1,659	1.95%	0.75% to 1.35%	14.47% to 15.22%
2003	99	$9.98 to $11.35	$1,010	2.02%	0.75% to 1.35%	20.97% to 21.38%
Pioneer Small Cap Value VCT Portfolio - Class II
2007	499	$9.59 to $9.86	$4,873	0.52%	0.95% to 2.60%	-9.61% to -8.02%
2006	633	$10.61 to $10.72	$6,765	(d)	0.95% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ProFund VP Bull
2007	2,986	$9.60 to $13.43	$30,062	0.44%	0.90% to 2.60%	0.85% to 2.61%
2006	5,805	$9.42 to $13.20	$57,596	0.22%	0.90% to 2.60%	10.75% to 12.62%
2005	8,379	$8.50 to $11.82	$74,309	0.22%	0.90% to 2.60%	0.12% to 1.78%
2004	12,090	$8.49 to $11.71	$106,145	-	0.90% to 2.55%	6.22% to 7.89%
2003	10,431	$8.04 to $8.37	$85,664	-	0.90% to 2.40%	22.83% to 24.55%

344

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ProFund VP Europe 30
2007	1,835	$12.05 to $18.75	$23,421	2.03%	0.90% to 2.60%	11.56% to 13.54%
2006	2,641	$10.79 to $16.66	$29,949	0.34%	0.90% to 2.60%	14.46% to 16.50%
2005	3,806	$9.42 to $14.43	$37,372	0.13%	0.90% to 2.60%	5.29% to 7.16%
2004	4,033	$8.94 to $13.58	$37,237	0.12%	0.90% to 2.60%	11.47% to 13.25%
2003	3,999	$8.02 to $12.09	$32,874	0.13%	0.90% to 2.55%	35.74% to 37.54%
ProFund VP Rising Rates Opportunity
2007	4,013	$7.26 to $9.01	$30,230	5.33%	0.95% to 2.60%	-7.67% to -6.07%
2006	5,900	$7.81 to $9.72	$47,606	2.01%	0.95% to 2.60%	7.34% to 9.15%
2005	6,792	$7.27 to $9.02	$50,608	-	0.95% to 2.60%	-10.28% to -8.82%
2004	6,392	$8.10 to $8.66	$52,378	-	0.95% to 2.60%	-13.18% to -11.73%
2003	2,457	$9.33 to $9.38	$22,975	(a)	0.95% to 2.55%	(a)
ProFund VP Small-Cap
2007	5,126	$10.77 to $13.90	$64,790	0.64%	0.90% to 2.60%	-4.74% to -3.12%
2006	8,093	$11.13 to $14.47	$106,445	-	0.90% to 2.60%	11.76% to 13.69%
2005	9,984	$10.22 to $12.83	$116,460	-	0.90% to 2.60%	0.18% to 1.93%
2004	12,755	$11.12 to $12.70	$147,644	-	0.90% to 2.60%	13.82% to 15.68%
2003	12,620	$9.84 to $11.07	$127,245	-	0.90% to 2.55%	39.52% to 41.54%
Wells Fargo Advantage Asset Allocation Fund
2007	241	$11.94 to $13.81	$3,282	2.27%	1.40% to 2.20%	5.20% to 6.07%
2006	268	$11.35 to $13.02	$3,422	2.29%	1.40% to 2.20%	9.75% to 10.62%
2005	285	$10.34 to $11.77	$3,308	2.45%	1.40% to 2.20%	2.83% to 3.52%
2004	166	$11.27 to $11.37	$1,880	2.52%	1.40% to 2.10%	7.21%
2003	2	$10.54	$25	(a)	1.90%	(a)
Wells Fargo Advantage C&B Large Cap Value Fund
2007	36	$11.80 to $14.06	$489	1.14%	1.40% to 2.20%	-3.36% to -2.56%
2006	40	$12.21 to $14.43	$560	1.46%	1.40% to 2.20%	19.47% to 20.35%
2005	48	$10.22 to $11.99	$568	0.81%	1.40% to 2.20%	0.94% to 1.45%
2004	18	$11.69 to $11.75	$211	(b)	1.65% to 2.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

345

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Wells Fargo Advantage Equity Income Fund
2007	71	$12.16 to $14.35	$1,004	1.52%	1.65% to 2.20%	0.50% to 1.06%
2006	79	$12.10 to $14.20	$1,105	1.53%	1.65% to 2.20%	15.90% to 16.68%
2005	84	$10.44 to $12.17	$1,007	1.56%	1.65% to 2.20%	3.17% to 3.57%
2004	75	$11.68 to $11.78	$882	1.79%	1.40% to 2.10%	8.93%
2003	1	$10.75	$11	(a)	1.90%	(a)
Wells Fargo Advantage Large Company Growth Fund
2007	236	$10.94 to $11.67	$2,681	-	1.40% to 2.20%	5.19% to 6.09%
2006	267	$10.40 to $11.00	$2,876	-	1.40% to 2.20%	0.10% to 0.92%
2005	289	$10.39 to $10.90	$3,109	0.18%	1.40% to 2.20%	3.47% to 4.21%
2004	218	$10.37 to $10.46	$2,266	-	1.40% to 2.10%	1.27%
2003	3	$10.26	$34	(a)	1.90%	(a)
Wells Fargo Advantage Money Market Fund
2007	12	$10.42 to $10.53	$127	4.54%	1.65% to 1.90%	2.66% to 2.93%
2006	31	$10.08 to $10.24	$314	4.30%	1.65% to 2.20%	2.09% to 2.71%
2005	78	$9.86 to $10.03	$784	5.76%	1.65% to 2.20%	0.41% to 0.61%
2004	38	$9.82 to $9.85	$369	(b)	1.90% to 2.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Wells Fargo Advantage Small Cap Growth Fund
2007	53	$14.46 to $17.00	$884	-	1.40% to 2.20%	11.32% to 12.21%
2006	61	$12.99 to $15.15	$910	-	1.40% to 2.20%	20.06% to 21.01%
2005	63	$10.82 to $12.52	$782	-	1.40% to 2.20%	3.97% to 4.77%
2004	48	$11.85 to $11.95	$569	-	1.40% to 2.10%	11.65%
2003	1	$10.64	$7	(a)	1.90%	(a)
Wells Fargo Advantage Total Return Bond Fund
2007	119	$10.51 to $11.24	$1,314	4.61%	1.40% to 2.20%	3.85% to 4.75%
2006	130	$10.12 to $10.73	$1,376	4.52%	1.40% to 2.20%	1.61% to 2.39%
2005	134	$9.96 to $10.48	$1,391	4.11%	1.40% to 2.20%	-0.29% to 0.48%
2004	47	$10.35 to $10.43	$485	(b)	1.40% to 2.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

346

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

(a)	As investment Division had no investments until 2003, this data is not meaningful and is therefore not presented.

(b)	As investment Division had no investments until 2004, this data is not meaningful and is therefore not presented.

(c)	As investment Division had no investments until 2005, this data is not meaningful and is therefore not presented.

(d)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.

(e)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

347

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated
periods.

	Separate Account Annual Charges of 1.45%

	2007	2006
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.68
Value at end of period	$12.70
Number of accumulation units outstanding at end of period	3,742,926
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.86
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	8,203,296
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.64
Value at end of period	$12.14
Number of accumulation units outstanding at end of period	11,876,633
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.81
Value at end of period	$13.62
Number of accumulation units outstanding at end of period	5,848,094
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.47
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	1,282,871
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.47
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	1,398,076
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.84
Value at end of period	$11.25
Number of accumulation units outstanding at end of period	889,987

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1

Condensed Financial Information (continued)

	2007	2006
ING DAVIS NEW YORK VENTURE VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.78
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	552,175
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.31
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	2,027,262
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.20
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	7,953,651
ING FOCUS 5 PORTFOLIO
(Fund first available during August 2007)
Value at beginning of period	$10.60
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	210,090
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.52
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	2,382,114
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$11.70
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	1,022,022
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.13
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	706,817
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.79
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	842,536
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.37
Value at end of period	$15.11
Number of accumulation units outstanding at end of period	2,068,355

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2

	Condensed Financial Information (continued)

	2007	2006
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.65
Value at end of period	$12.19
Number of accumulation units outstanding at end of period	1,716,813
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.72
Value at end of period	$14.31
Number of accumulation units outstanding at end of period	5,510,010
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$14.39
Value at end of period	$18.19
Number of accumulation units outstanding at end of period	3,659,755
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.39
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	3,847,269
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.27
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	1,148,866
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.19
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	4,097,584
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.37
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	9,480,071
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.35
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	9,601,771
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.39
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	5,434,799

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3

Condensed Financial Information (continued)

	2007	2006
ING LIQUID ASSETS PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.50
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	7,936,997
ING MARSICO GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.26
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	4,861,010
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$14.15
Value at end of period	$15.57
Number of accumulation units outstanding at end of period	2,839,600
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.07
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	509,453
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.52
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	7,267,568
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.05
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	5,361,093
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.05
Value at end of period	$11.80
Number of accumulation units outstanding at end of period	2,006,142
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.21	$11.18
Value at end of period	$11.53	$11.21
Number of accumulation units outstanding at end of period	6,556,167	138
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.78
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	3,590,883

Architect

4

Condensed Financial Information (continued)

	2007	2006
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$9.84
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	370,158
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.31
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	1,725,794
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.82
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	945,605
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.42	$10.44
Value at end of period	$10.85	$10.42
Number of accumulation units outstanding at end of period	4,027,853	37

Separate Account Annual Charges of 1.55%

	2007	2006
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.98	$10.94
Value at end of period	$12.68	$10.98
Number of accumulation units outstanding at end of period	4,717,834	955
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.61	$11.36
Value at end of period	$11.57	$11.61
Number of accumulation units outstanding at end of period	1,403,619	920
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.86
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	2,365,722
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.18	$10.93
Value at end of period	$11.50	$11.18
Number of accumulation units outstanding at end of period	7,315,648	2,071

Architect

5

Condensed Financial Information (continued)

	2007	2006
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.57	$11.01
Value at end of period	$13.60	$11.57
Number of accumulation units outstanding at end of period	5,221,339	1,292
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.38
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	1,750,501
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$11.58
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	439,365
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.83
Value at end of period	$11.23
Number of accumulation units outstanding at end of period	1,085,811
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.29	$11.07
Value at end of period	$11.58	$11.29
Number of accumulation units outstanding at end of period	1,275,456	944
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.27
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	1,002,379
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.25
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	5,674,645
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.65
Value at end of period	$11.23
Number of accumulation units outstanding at end of period	218,197
ING FOCUS 5 PORTFOLIO
(Fund first available during August 2007)
Value at beginning of period	$10.75
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	631,388
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.50
Value at end of period	$11.11
Number of accumulation units outstanding at end of period	2,129,174

Architect			6

Condensed Financial Information (continued)

	2007	2006
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.78
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	1,239,586
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.13
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	3,942,772
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.63
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	1,127,847
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.50	$10.58
Value at end of period	$15.09	$11.50
Number of accumulation units outstanding at end of period	1,729,216	178
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.67
Value at end of period	$12.18
Number of accumulation units outstanding at end of period	944,787
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.84
Value at end of period	$14.29
Number of accumulation units outstanding at end of period	3,133,041
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.86
Value at end of period	$18.17
Number of accumulation units outstanding at end of period	3,248,829
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.83
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	907,256
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.65
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	3,094,334

Architect

7

Condensed Financial Information (continued)

	2007	2006
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.49	$11.44
Value at end of period	$11.68	$11.49
Number of accumulation units outstanding at end of period	11,070,126	18,178
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.28	$10.90
Value at end of period	$11.54	$11.28
Number of accumulation units outstanding at end of period	26,742,130	40,931
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.13	$10.86
Value at end of period	$11.46	$11.13
Number of accumulation units outstanding at end of period	19,301,746	9,179
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.97	$10.75
Value at end of period	$11.33	$10.97
Number of accumulation units outstanding at end of period	7,531,170	46,585
ING LIQUID ASSETS PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.20
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	5,081,571
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.30	$11.23
Value at end of period	$11.58	$11.30
Number of accumulation units outstanding at end of period	434,079	370
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.45
Value at end of period	$14.38
Number of accumulation units outstanding at end of period	1,065,716
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.08	$11.07
Value at end of period	$11.34	$11.08
Number of accumulation units outstanding at end of period	3,465,663	188
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.36
Value at end of period	$15.55
Number of accumulation units outstanding at end of period	2,981,949

Architect

8

Condensed Financial Information (continued)

	2007	2006
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.61	$11.02
Value at end of period	$12.15	$11.61
Number of accumulation units outstanding at end of period	782,976	180
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.49
Value at end of period	$11.24
Number of accumulation units outstanding at end of period	4,420,176
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.51
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	2,954,574
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.13
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	254,303
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.31
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	2,420,404
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.14
Value at end of period	$13.54
Number of accumulation units outstanding at end of period	774,583
ING THORNBURG VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.86
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	66,712
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.20	$11.07
Value at end of period	$11.51	$11.20
Number of accumulation units outstanding at end of period	4,768,234	944
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.25	$10.93
Value at end of period	$10.83	$11.25
Number of accumulation units outstanding at end of period	631,699	955

Architect

9

Condensed Financial Information (continued)

	2007	2006
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$9.89
Value at end of period	$9.70
Number of accumulation units outstanding at end of period	425,710
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.58
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	1,254,368
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.35	$11.74
Value at end of period	$10.00	$12.35
Number of accumulation units outstanding at end of period	789,267	168
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$9.51
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	258,383
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.85	$10.63
Value at end of period	$11.24	$10.85
Number of accumulation units outstanding at end of period	1,082,516	190
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.92
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	843,216
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.41	$10.28
Value at end of period	$10.83	$10.41
Number of accumulation units outstanding at end of period	7,517,059	8,959

Separate Account Annual Charges of 1.70%

	2007	2006
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.09
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	1,336,507

Architect

10

Condensed Financial Information (continued)

	2007	2006
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.00
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	3,118,037
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.17	$11.17
Value at end of period	$11.47	$11.17
Number of accumulation units outstanding at end of period	3,361,975	2,998
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.49
Value at end of period	$12.10
Number of accumulation units outstanding at end of period	4,529,956
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.56	$11.37
Value at end of period	$13.57	$11.56
Number of accumulation units outstanding at end of period	2,261,738	1,965
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.18
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	508,980
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.51
Value at end of period	$11.20
Number of accumulation units outstanding at end of period	355,584
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.76
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	426,590
ING EQUITIESPLUS PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.02
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	2,510,412
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.94
Value at end of period	$12.29
Number of accumulation units outstanding at end of period	5,915,908

Architect

11

Condensed Financial Information (continued)

	2007	2006
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.51
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	1,262,656
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$9.69
Value at end of period	$9.59
Number of accumulation units outstanding at end of period	218,467
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.96	$12.76
Value at end of period	$11.81	$12.96
Number of accumulation units outstanding at end of period	340,488	875
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.49	$11.80
Value at end of period	$15.05	$11.49
Number of accumulation units outstanding at end of period	928,974	947
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.34
Value at end of period	$12.15
Number of accumulation units outstanding at end of period	749,721
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.54
Value at end of period	$18.12
Number of accumulation units outstanding at end of period	1,695,600
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.63
Value at end of period	$13.97
Number of accumulation units outstanding at end of period	1,471,551
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.53
Value at end of period	$11.51
Number of accumulation units outstanding at end of period	3,778,381
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.13
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	4,609,356

Architect

12

Condensed Financial Information (continued)

	2007	2006
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.51
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	3,077,783
ING MARSICO GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.89	$10.86
Value at end of period	$12.22	$10.89
Number of accumulation units outstanding at end of period	5,571,800	1,029
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$14.93
Value at end of period	$15.51
Number of accumulation units outstanding at end of period	1,051,260
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.57
Value at end of period	$12.12
Number of accumulation units outstanding at end of period	229,343
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.04
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	3,772,504
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.85
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	4,086,292
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.41
Value at end of period	$11.71
Number of accumulation units outstanding at end of period	2,318,685
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.19	$11.10
Value at end of period	$11.49	$11.19
Number of accumulation units outstanding at end of period	4,016,020	2,012
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.02
Value at end of period	$9.69
Number of accumulation units outstanding at end of period	121,206

Architect

13

Condensed Financial Information (continued)

	2007	2006
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.54
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	624,253
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.04
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	560,187
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.53
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	1,963,805

	Separate Account Annual Charges of 1.80%

	2007	2006
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.97	$10.55
Value at end of period	$12.64	$10.97
Number of accumulation units outstanding at end of period	3,457,673	10,426
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.34
Value at end of period	$11.42
Number of accumulation units outstanding at end of period	1,562,631
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.16	$10.72
Value at end of period	$11.45	$11.16
Number of accumulation units outstanding at end of period	6,193,526	4,226
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.01	$10.46
Value at end of period	$12.08	$11.01
Number of accumulation units outstanding at end of period	8,356,570	4,324
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.56	$10.86
Value at end of period	$13.55	$11.56
Number of accumulation units outstanding at end of period	4,190,269	2,460

Architect

14

Condensed Financial Information (continued)

	2007	2006
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.00	$11.05
Value at end of period	$11.46	$11.00
Number of accumulation units outstanding at end of period	1,421,442	502
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.08	$10.55
Value at end of period	$11.62	$11.08
Number of accumulation units outstanding at end of period	952,233	1,893
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.24	$10.62
Value at end of period	$11.52	$11.24
Number of accumulation units outstanding at end of period	270,648	2,130
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.16
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	4,248,352
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.06	$10.98
Value at end of period	$11.19	$11.06
Number of accumulation units outstanding at end of period	1,253,909	3,473
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.28	$10.74
Value at end of period	$11.54	$11.28
Number of accumulation units outstanding at end of period	1,170,314	9,219
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.24	$11.06
Value at end of period	$11.98	$11.24
Number of accumulation units outstanding at end of period	1,189,054	502
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.04
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	5,763,042
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.17
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	897,671
ING FOCUS 5 PORTFOLIO
(Fund first available during August 2007)
Value at beginning of period	$11.11
Value at end of period	$10.39
Number of accumulation units outstanding at end of period	690,085

Architect			15

Condensed Financial Information (continued)

	2007	2006
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.08
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	2,095,747
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$11.68
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	1,169,075
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.14
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	3,457,058
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.86
Value at end of period	$11.79
Number of accumulation units outstanding at end of period	809,497
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.49	$10.88
Value at end of period	$15.03	$11.49
Number of accumulation units outstanding at end of period	1,463,497	510
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.49
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	1,578,685
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.99	$10.94
Value at end of period	$14.23	$11.99
Number of accumulation units outstanding at end of period	4,317,989	17,335
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.31	$12.61
Value at end of period	$18.10	$13.31
Number of accumulation units outstanding at end of period	2,916,476	8,140
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.88
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	598,696

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16

Condensed Financial Information (continued)

	2007	2006
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.20	$11.11
Value at end of period	$13.95	$12.20
Number of accumulation units outstanding at end of period	3,233,253	17,079
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.55
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	3,557,273
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.49
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	7,313,218
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.27	$10.84
Value at end of period	$11.50	$11.27
Number of accumulation units outstanding at end of period	19,683,129	37,920
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.11	$10.94
Value at end of period	$11.42	$11.11
Number of accumulation units outstanding at end of period	12,465,207	12,444
ING MARSICO GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.59
Value at end of period	$12.20
Number of accumulation units outstanding at end of period	3,530,252
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.10	$11.06
Value at end of period	$14.33	$12.10
Number of accumulation units outstanding at end of period	1,524,541	12,684
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.07
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	3,561,937
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.38	$11.90
Value at end of period	$15.49	$12.38
Number of accumulation units outstanding at end of period	2,312,402	233

Architect

17

Condensed Financial Information (continued)

	2007	2006
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.49	$10.71
Value at end of period	$12.25	$11.49
Number of accumulation units outstanding at end of period	1,167,253	9,170
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.08
Value at end of period	$11.27
Number of accumulation units outstanding at end of period	89,776
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.71
Value at end of period	$12.11
Number of accumulation units outstanding at end of period	526,544
ING OPPENHEIMER MAIN STREET PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.09
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	1,241,360
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.55
Value at end of period	$11.20
Number of accumulation units outstanding at end of period	5,644,540
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.21
Value at end of period	$11.59
Number of accumulation units outstanding at end of period	513,984
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.28	$11.26
Value at end of period	$11.69	$11.28
Number of accumulation units outstanding at end of period	3,128,216	3,427
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.91
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	5,205,685
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.54
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	2,151,586

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18

Condensed Financial Information (continued)

	2007	2006
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.47
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	159,941
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.17
Value at end of period	$13.48
Number of accumulation units outstanding at end of period	736,734
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.67	$11.43
Value at end of period	$11.74	$11.67
Number of accumulation units outstanding at end of period	1,464,885	5,946
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.84
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	439,835
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$9.65
Value at end of period	$9.68
Number of accumulation units outstanding at end of period	454,760
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.17
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	1,415,258
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.39	$11.17
Value at end of period	$11.47	$11.39
Number of accumulation units outstanding at end of period	1,754,874	497
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.34	$12.44
Value at end of period	$9.97	$12.34
Number of accumulation units outstanding at end of period	78,612	6,237
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.83	$10.90
Value at end of period	$11.20	$10.83
Number of accumulation units outstanding at end of period	984,931	509

Architect

19

Condensed Financial Information (continued)

	2007	2006
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.40	$10.31
Value at end of period	$10.79	$10.40
Number of accumulation units outstanding at end of period	7,019,063	5,231

Separate Account Annual Charges of 2.00%

	2007	2006
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.97
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	496,830
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.08
Value at end of period	$11.49
Number of accumulation units outstanding at end of period	354,451
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.47
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	84,229
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.15	$10.87
Value at end of period	$11.42	$11.15
Number of accumulation units outstanding at end of period	1,197,038	1,877
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.94
Value at end of period	$12.04
Number of accumulation units outstanding at end of period	1,308,245
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.59
Value at end of period	$13.51
Number of accumulation units outstanding at end of period	620,074
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.00
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	82,199

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20

Condensed Financial Information (continued)

	2007	2006
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.05	$10.59
Value at end of period	$11.15	$11.05
Number of accumulation units outstanding at end of period	83,895	2,889
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.27	$10.79
Value at end of period	$11.50	$11.27
Number of accumulation units outstanding at end of period	179,346	1,890
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.81
Value at end of period	$12.23
Number of accumulation units outstanding at end of period	503,418
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.21
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	397,209
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$11.99
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	223,432
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.12
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	359,717
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.94	$11.93
Value at end of period	$11.75	$12.94
Number of accumulation units outstanding at end of period	86,122	1,710
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.01
Value at end of period	$14.98
Number of accumulation units outstanding at end of period	118,932
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$14.05
Value at end of period	$14.19
Number of accumulation units outstanding at end of period	351,907

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Condensed Financial Information (continued)

	2007	2006
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$14.36
Value at end of period	$18.04
Number of accumulation units outstanding at end of period	154,717
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.17
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	153,758
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.19	$11.33
Value at end of period	$13.91	$12.19
Number of accumulation units outstanding at end of period	365,764	1,801
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.35	$10.88
Value at end of period	$10.46	$11.35
Number of accumulation units outstanding at end of period	426,497	937
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.37
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	464,276
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.90
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	868,918
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.02	$10.76
Value at end of period	$13.09	$11.02
Number of accumulation units outstanding at end of period	38,133	3,790
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.32
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	66,112
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.39	$10.37
Value at end of period	$10.76	$10.39
Number of accumulation units outstanding at end of period	517,560	3,933

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Condensed Financial Information (continued)

Separate Account Annual Charges of 2.10%

	2007	2006
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.32
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	4,581,227
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.57
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	2,4/3,311
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.48	$11.09
Value at end of period	$11.37	$10.48
Number of accumulation units outstanding at end of period	1,101,607	1,033
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.15	$11.17
Value at end of period	$11.40	$11.15
Number of accumulation units outstanding at end of period	13,051,568	4,004
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.99	$11.05
Value at end of period	$12.02	$10.99
Number of accumulation units outstanding at end of period	16,336,169	10,315
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.54	$11.21
Value at end of period	$13.49	$11.54
Number of accumulation units outstanding at end of period	7,234,973	3,958
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.45
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	1,545,520
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.26
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	792,679
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.65
Value at end of period	$11.46
Number of accumulation units outstanding at end of period	440,504

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Condensed Financial Information (continued)

	2007	2006
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.48
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	1,135,540
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.26	$11.35
Value at end of period	$11.48	$11.26
Number of accumulation units outstanding at end of period	1,369,686	1,375
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.04
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	1,644,922
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.18
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	4,257,899
ING FOCUS 5 PORTFOLIO
(Fund first available during August 2007)
Value at beginning of period	$10.53
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	1,266,751
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.34
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	3,194,756
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$11.85
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	1,133,737
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.02
Value at end of period	$9.56
Number of accumulation units outstanding at end of period	3,589,824
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.93	$12.76
Value at end of period	$11.74	$12.93
Number of accumulation units outstanding at end of period	1,381,963	408

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Condensed Financial Information (continued)

	2007	2006
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.47	$11.55
Value at end of period	$14.96	$11.47
Number of accumulation units outstanding at end of period	2,062,789	900
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.24	$11.29
Value at end of period	$12.07	$11.24
Number of accumulation units outstanding at end of period	1,427,465	921
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.62
Value at end of period	$14.17
Number of accumulation units outstanding at end of period	3,802,226
ING JPMORGAN EMERGING MARKET EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$14.17
Value at end of period	$18.01
Number of accumulation units outstanding at end of period	3,666,958
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.25
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	1,084,553
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.18	$11.31
Value at end of period	$10.76	$11.18
Number of accumulation units outstanding at end of period	1,473,244	995
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.65	$11.35
Value at end of period	$11.27	$11.65
Number of accumulation units outstanding at end of period	205,971	1,949
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.18	$12.16
Value at end of period	$13.89	$12.18
Number of accumulation units outstanding at end of period	4,218,031	855
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.86
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	3,305,011

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Condensed Financial Information (continued)

	2007	2006
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.45
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	14,980,366
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.25	$10.83
Value at end of period	$11.44	$11.25
Number of accumulation units outstanding at end of period	31,467,154	12,496
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.09	$11.09
Value at end of period	$11.37	$11.09
Number of accumulation units outstanding at end of period	25,206,315	902
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.93	$10.58
Value at end of period	$11.24	$10.93
Number of accumulation units outstanding at end of period	12,088,000	19,674
ING LIQUID ASSETS PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.15	$10.13
Value at end of period	$10.43	$10.15
Number of accumulation units outstanding at end of period	5,078,848	5,561
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.08	$12.03
Value at end of period	$14.26	$12.08
Number of accumulation units outstanding at end of period	1,375,538	865
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.11
Value at end of period	$11.25
Number of accumulation units outstanding at end of period	2,274,981
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.36	$12.40
Value at end of period	$15.42	$12.36
Number of accumulation units outstanding at end of period	3,091,099	420
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.68
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	1,135,289

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Condensed Financial Information (continued)

	2007	2006
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.59
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	4,328,542
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.79
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	3,167,282
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.35
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	4,478,335
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.16
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	693,934
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.27
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	1,127,677
ING THORNBURG VALUE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.87
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	94,585
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.17	$11.13
Value at end of period	$11.42	$11.17
Number of accumulation units outstanding at end of period	5,085,209	4,625
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.55
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	1,948,330
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.10
Value at end of period	$9.66
Number of accumulation units outstanding at end of period	563,616

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27

Condensed Financial Information (continued)

	2007	2006
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.43	$11.35
Value at end of period	$12.28	$11.43
Number of accumulation units outstanding at end of period	1,973,120	4,536
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$11.35
Value at end of period	$11.42
Number of accumulation units outstanding at end of period	901,602
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$12.89
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	984,257
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.38	$10.39
Value at end of period	$10.74	$10.38
Number of accumulation units outstanding at end of period	6,010,484	6,296

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PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:

(a)	(1)	Included in Part A:
Condensed Financial Information

(2)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2007, 2006, and 2005
	-	Balance Sheets as of December 31, 2007 and 2006
	-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2007, 2006, and 2005
	-	Statements of Cash Flows for the years ended December 31, 2007, 2006, and 2005
	-	Notes to Financial Statements
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2007
	-	Statements of Operations for the year ended December 31, 2007
	-	Statements of Changes in Net Assets for the years ended December 31, 2007 and
2006
	-	Notes to Financial Statements

Exhibits: (b)

(1)		Resolution of the Board of Directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)		Not applicable.

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	d.	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	e.	Expense Reimbursement Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	f.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	g.	Amendment to the Distribution Agreement between ING USA and DSI, incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755,
811-05626).

	h.	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 9 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 11, 2007 (File Nos. 333-115515, 811-07935).

(4)	a.	Flexible Premium Deferred Variable Annuity Group Master Contract (IU-MA-3040),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on August 4, 2006 (File
Nos. 333-133944, 811-05626).

	b.	Flexible Premium Deferred Variable Annuity Certificate (IU-CA-3040), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	c.	Flexible Premium Deferred Variable Annuity Contract (IU-IA-3040), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	d.	Surrender Charge Reduction Endorsement (IU-RA-3042), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

e.	Premium Credit Rider 2% (IU-RA-3043), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

f.	Premium Credit Rider 4% (IU-RA-3044), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

g.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

h.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
PrincipalGuard) (GA-RA-1046), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

i.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-
RA-3023), incorporated herein by reference to Post-Effective Amendment No. 32 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
August 5, 2005 (File Nos. 333-28755, 811-05626).

j.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay)
(IU-RA-3029), incorporated herein by reference to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-
05626).

k.	Individual Retirement Annuity Rider (GA-RA-1009) (12-02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

l.	ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12-02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

m.	Guaranteed Death Benefit and Transfer Endorsement (Standard Death Benefit) (GA-RA-
1044-3) (01-02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

n.	Guaranteed Death Benefit and Transfer Endorsement (Quarterly Ratchet Death Benefit)
(GA-RA-1044-2) (10-03), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

o.	Guaranteed Death Benefit and Transfer Endorsement (Max 7 Death Benefit) (GA-RA-
1044-4) (10-03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

p.	TSA without Loans 403(b) Rider (GA-RA-1039), incorporated herein by reference to
Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 16, 2003 (File Nos. 033-59261, 811-05626).

q.	Section 72 Rider (GA-RA-1001) (12-94), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

r.	Section 72 Rider (GA-RA-1002) (12-94), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

s.	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12-94), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

t.	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12-94), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

u.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus)(IU-RA-3061), incorporated herein by reference to Post-Effective Amendment No.
40 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
July 25, 2007 (File Nos. 333-28679, 811-05626).

v.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
LifePay Plus) (IU-RA-3062), incorporated herein by reference to Post-Effective
Amendment No. 40 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

	w.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(ING LifePay Plus) (IU-RA-3077), incorporated herein by reference to Post-
Effective Amendment No. 43 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April [ ], 2008 (File Nos. 333-28755, 811-
05626)

	x.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
Joint LifePay Plus) (IU-RA-3078), incorporated herein by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April [ ], 2008 (File Nos. 333-28755, 811-05626)

(5)	a.	Application (138187) (08/07/06), incorporated herein by reference to Pre-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on August 4, 2006 (File Nos. 333-133944, 811-05626).

	b.	Deferred Variable Annuity Application (138311) (04-28-2008), attached.

	c.	Deferred Variable Annuity Application (139859) (04-28-2008), attached.

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA
Annuity and Life Insurance Company filed with the Securities and Exchange
Commission on April 9, 2007 (File Nos. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
Nos. 333-133076).

	d.	Resolution of the board of directors for Powers of Attorney, dated (04/23/99), incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-
23351, 811-05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into
GALIC and renamed ING USA Annuity and Life Insurance Company, effective date
(01/01/04), dated (06/25/03), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not applicable.

(8)	a.	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective amendment
No. 28 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 1, 1998 (File Nos. 033-23351, 811-05626).

	b.	Asset Management Agreement between Golden American and ING Investment
Management LLC, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	c.	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

	d.	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on June 15, 2007.

	e.	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC and
ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

	f.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

g.	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

h.	Participation Agreement by and between Aetna Variable Portfolios, Inc., Golden
American Life Insurance Company and Aeltus Investment Management, Inc.,
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-
70600, 811-05626).

i.	Participation Agreement by and between Portfolio Partners, Inc., Golden American Life
Insurance Company and Aetna Life Insurance and Annuity Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

j.	Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden
American Life Insurance Company and Aetna Life Insurance and Annuity Company,
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-
70600, 811-05626).

k.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity Company
and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

l.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

m.	Amendment to Participation Agreement by and between Fidelity Distributors
Corporation and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-
05626).

n.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

o.	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA
Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund V and Fidelity Distributors Corporation, incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No.
333-117260), as filed on October 23, 2007.

p.	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York and Directed Services, Inc., incorporated herein by reference to Post Effective
Amendment No. 17 of a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company Separate Account NY-B filed with the Securities and Exchange
Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

q.	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, and Directed Services, LLC, incorporated herein by reference to Pre-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on July 6, 2007 (File Nos. 333-139695, 811-07935).

r.	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

s.	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

	t.	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. incorporated by reference to Post-Effective Amendment No. 43 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 7, 2008
(File Nos. 333-28755, 811-05626)

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Valerie G. Brown*	5780 Powers Ferry Road	President
Atlanta, GA 30327-4390
Robert G. Leary*	230 Park Avenue, 13th Floor	Director
New York, NY 10169
David A. Wheat*	5780 Powers Ferry Road	Chief Financial Officer, Director and Executive
	Atlanta, GA 30327-4390	Vice President
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief Accounting
	Atlanta, GA 30327-4390	Officer
Kathleen A. Murphy*	One Orange Way	Director
Windsor, CT 06095-4774
Thomas J. McInerney*	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Catherine H. Smith*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
Bridget M. Healy*	230 Park Avenue, 13th Floor	Director
New York, NY 10169
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390
Michel G. Perreault	1475 Dunwoody Drive	Senior Vice President and Appointed Actuary

Name	Principal Business Address	Position(s) with Depositor
West Chester, PA 19380
Linda E. Senker	1475 Dunwoody Drive	Vice President and Chief Compliance Officer
West Chester, PA 19380
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney,
Exhibit 13 attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Pre-Effective Amendment No. 1 to Registration Statement
on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File
No. 333-147534), as filed with the Securities and Exchange Commission on January 31, 2008.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of March 31, 2008, there are 2,873 qualified contract owners and 2,706 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings,
Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50%
or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the

Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. Directed Services LLC is the
principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ,
ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of
ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of
Directed Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Names	Principal Business Address	Positions and Offices with Underwriter

A. Bayard Closser		President and Director
Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103
Robert J. Hughes		Director
Kimberly A. Anderson	7337 E Doubletree Ranch Road	Senior Vice President
Scottsdale, AZ 85258
Michael J. Roland	7337 E Doubletree Ranch Road	Senior Vice President and Assistant
	Scottsdale, AZ 85258	Secretary
Laurie M. Tillinghast	10 State House Square	Senior Vice President
Hartford, CT 06103
Stanley D. Vyner	230 Park Ave 13th Floor	Senior Vice President
New York, NY 10169
Richard E. Gelfand		Chief Financial Officer
Beth G. Shanker	1290 Broadway	Broker Dealer Chief Compliance Officer
Denver, CO. 80203
Joseph M. O’Donnell	7337 E Doubletree Ranch Road	Investment Advisory Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President
Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258
William A. Evans	10 State House Square	Vice President
Hartford, CT 06103
Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258
David S. Pendergrass	7337 E Doubletree Ranch Road	Vice President and Treasurer
Scottsdale, AZ 85258
Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Names	Principal Business Address		Positions and Offices with Underwriter
Diana R. Cavender	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
G. Stephen Wastek	7337 E Doubletree Ranch Road,		Assistant Secretary
Scottsdale, AZ 85258
Bruce Kuennen			Attorney-in-Fact

(c)
2007 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$553,818,186	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING
USA Annuity and Life Insurance Company Separate Account B, has duly caused this Post-Effective
Amendment to Registration Statement to be signed on its behalf in the City of West Chester,
Commonwealth of Pennsylvania, on the 9th day of April, 2008.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:

Valerie G. Brown*
President (Principal Executive Officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 9, 2008.

Signatures	Officer Titles

Valerie G. Brown*	President
(Principal Executive Officer)

Steven T. Pierson*	Chief Accounting Officer
DIRECTORS

David A. Wheat*	Chief Financial Officer

Robert G. Leary*

Bridget M. Healy*

Thomas J. McInerney*

Kathleen A. Murphy*

Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
(5)b	Deferred Variable Annuity Application (138311) (04-28-2008)	EX-99.B5B
(5)c	Deferred Variable Annuity Application (139859) (04-28-2008)	EX-99.B5C
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
(13)	Powers of Attorney	EX-99.B13